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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.6%
21,819,708		American Funds Insurance Series - Asset Allocation Fund		$333,623,332
		Total Investments in Master Fund
		(Cost $292,863,488)*	100.6%	$333,623,332
		Other Assets and Liabilities - Net	(0.6)	(1,865,922)
		Net Assets	100.0%	$331,757,410
	*	Cost for federal income tax purposes is $298,107,137.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$35,516,196
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$35,516,196

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$333,623,332	$—	$—	$333,623,332
Total Investments, at value	$333,623,332	$—	$—	$333,623,332

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
49,067,344		American Funds Insurance Series - Bond Fund		$517,169,810
		Total Investments in Master Fund
		(Cost $495,697,267)*	100.1%	$517,169,810
		Other Assets and Liabilities - Net	(0.1)	(529,131)
		Net Assets	100.0%	$516,640,679
	*	Cost for federal income tax purposes is $502,864,405.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,305,405
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$14,305,405

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$517,169,810	$—	$—	$517,169,810
Total Investments, at value	$517,169,810	$—	$—	$517,169,810

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
46,100,852		American Funds Insurance Series - Growth Fund		$2,240,040,410
		Total Investments in Master Fund
		(Cost $2,482,229,819)*	100.0%	$2,240,040,410
		Other Assets and Liabilities - Net	0.0	960,605
		Net Assets	100.0%	$2,241,001,015
	*	Cost for federal income tax purposes is $2,513,905,940.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(273,865,530)
		Net Unrealized Depreciation		$(273,865,530)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$2,240,040,410	$—	$—	$2,240,040,410
Total Investments, at value	$2,240,040,410	$—	$—	$2,240,040,410

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
44,918,164		American Funds Insurance Series - Growth-Income Fund		$1,459,391,141
		Total Investments in Master Fund
		(Cost $1,639,985,622)*	100.0%	$1,459,391,141
		Other Assets and Liabilities - Net	(0.0)	(379,345)
		Net Assets	100.0%	$1,459,011,796
	*	Cost for federal income tax purposes is $1,663,246,987.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(203,855,846)
		Net Unrealized Depreciation		$(203,855,846)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$1,459,391,141	$—	$—	$1,459,391,141
Total Investments, at value	$1,459,391,141	$—	$—	$1,459,391,141

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.3%
82,609,539		American Funds Insurance Series - International Fund		$1,410,970,928
		Total Investments in Master Fund
		(Cost $1,595,630,367)*	100.3%	$1,410,970,928
		Other Assets and Liabilities - Net	(0.3)	(4,157,837)
		Net Assets	100.0%	$1,406,813,091
	*	Cost for federal income tax purposes is $1,604,320,648.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(193,349,720)
		Net Unrealized Depreciation		$(193,349,720)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$1,410,970,928	$—	$—	$1,410,970,928
Total Investments, at value	$1,410,970,928	$—	$—	$1,410,970,928

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
3,271,436		American Funds Insurance Series - Bond Fund		$34,480,938
489,020		American Funds Insurance Series - Global Small Capitalization Fund		9,345,175
857,995		American Funds Insurance Series - Growth Fund		42,041,738
371,438		American Funds Insurance Series - High-Income Bond Fund		4,085,818
1,381,789		American Funds Insurance Series - International Fund		23,697,680
751,482		American Funds Insurance Series - New World Fund		15,563,200
		Total Investments in Master Fund
		(Cost $112,783,684)*	100.1%	$129,214,549
		Other Assets and Liabilities - Net	(0.1)	(153,606)
		Net Assets	100.0%	$129,060,943
	*	Cost for federal income tax purposes is $112,826,482.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,388,067
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$16,388,067

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Master Fund	$129,214,549	$—	$—	$129,214,549
Total Investments, at value	$129,214,549	$—	$—	$129,214,549

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Australia: 5.8%
190,591		AMP Ltd.	$1,093,578
116,613		Aquarius Platinum Ltd.	738,588
884,923	@	Asciano Group	1,535,401
197,635		Australia & New Zealand Banking Group Ltd.	4,593,519
278,320		BHP Billiton Ltd.	11,163,900
382,166		BlueScope Steel Ltd.	1,018,947
104,505		Commonwealth Bank of Australia	5,389,638
172,724		Insurance Australia Group	614,277
2,006,048		Macquarie Airports Management Ltd.	5,681,462
51,958	L	Macquarie Atlas Roads Group	44,819
58,166		Macquarie Infrastructure Group	59,593
128,427		National Australia Bank Ltd.	3,240,350
114,678		Newcrest Mining Ltd.	3,457,521
187,738		Rio Tinto Ltd.	13,486,515
86,606		Suncorp-Metway Ltd.	677,794
75,192		Toll Holdings Ltd.	511,321
100,877		Wesfarmers Ltd.	2,939,428
169,630		Westpac Banking Corp.	4,327,609
			60,574,260
		Austria: 1.5%
231,848		Erste Bank der Oesterreichischen Sparkassen AG	9,713,078
136,550	S	OMV AG	5,119,667
26,226		Voestalpine AG	1,057,400
			15,890,145
		Belgium: 0.8%
961,034	@	Fortis	3,402,490
95,638	@, S	KBC Groep NV	4,606,433
			8,008,923
		Brazil: 1.1%
25,006		All America Latina Logistica S.A.	228,638
62,269		Amil Participacoes S.A.	483,208
41,263		Centrais Eletricas Brasileiras S.A. PR B	742,495
66,085		Centrais Eletricas Brasileiras S.A.	977,330
21,790		Cia Brasileira de Distribuicao Grupo Pao de Acucar	728,559
41,428		Perdigao S.A.	1,119,827
189,444		Petroleo Brasileiro S.A.	3,754,045
112,506		Vale S.A. ADR	3,621,568
			11,655,670
		Canada: 5.7%
8,890		Agnico-Eagle Mines Ltd.	496,646
22,204		Agrium, Inc.	1,570,119
52,197		Bank of Montreal	3,168,360
64,933		Bank of Nova Scotia	3,252,883
258,598		Barrick Gold Corp.	9,922,280
247,296		Bombardier, Inc. - Class B	1,516,914
33,981		Canadian Imperial Bank of Commerce	2,482,538
18,648		Canadian Oil Sands Trust	559,082
32,580		Canadian Pacific Railway Ltd.	1,836,144
41,497		Cenovus Energy, Inc.	1,083,952
65,471		GoldCorp, Inc.	2,446,339
37,596		Iamgold Corp.	499,725
8,737	L	IGM Financial, Inc.	383,666
103,247	@	Ivanhoe Mines Ltd.	1,804,395
51,740		Kinross Gold Corp.	884,876
99,573	L	Manulife Financial Corp.	1,964,695
12,207		National Bank of Canada	743,249
37,978		Potash Corp. of Saskatchewan	4,534,999
90,681		Royal Bank of Canada	5,307,024
64,828	@	Silver Wheaton Corp.	1,018,074
17,005		Sun Life Financial, Inc.	546,993
158,386	L	Suncor Energy, Inc.	5,150,878
293,181		Talisman Energy, Inc.	5,014,084
49,638		Toronto Dominion Bank	3,699,696
			59,887,611
		China: 0.9%
5,879,228	@	Beijing Capital International Airport Co. Ltd.	3,507,093
430,679		China Shenhua Energy Co. Ltd.	1,858,811
199,000		China Yurun Food Group Ltd.	607,379
242,000		Hengan International Group Co. Ltd.	1,804,043
7,306		Mindray Medical International Ltd. ADR	266,085
58,000		Shandong Weigao Group Medical Polymer Co. Ltd.	242,340
65,600	@, L	Sinopharm Group Co.	294,320
493,912		Want Want China Holdings Ltd.	350,075
			8,930,146
		Cyprus: 0.1%
115,411		Bank of Cyprus Public Co. Ltd.	728,040
			728,040

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Czech Republic: 1.2%
62,957	S	Komercni Banka A/S	$12,807,517
			12,807,517
		Denmark: 0.8%
201		AP Moller - Maersk A/S - Class B	1,531,880
28,973		DSV A/S	517,317
81,673	L	Novo-Nordisk A/S	6,304,777
			8,353,974
		Finland: 0.5%
42,265		Fortum OYJ	1,034,384
40,634	L	Kesko OYJ	1,599,412
43,410	L	Orion OYJ	959,101
72,166	@	Stora Enso OYJ (Euro Denominated Security)	549,397
42,352		UPM-Kymmene OYJ	561,590
			4,703,884
		France: 6.9%
19,934		ADP	1,640,088
221,981		AXA S.A.	4,924,642
171,266		BNP Paribas	13,127,025
51,694		Carrefour S.A.	2,490,750
21,510	@	CFAO S.A.	801,563
26,318		Electricite de France	1,434,691
19,114		Eutelsat Communications	679,493
125,108		France Telecom S.A.	2,996,690
152,454		Groupe Danone	9,181,842
18,397		Iliad S.A.	1,894,587
14,483		Lafarge S.A.	1,017,328
39,008		LVMH Moet Hennessy Louis Vuitton S.A.	4,556,977
20,735		PPR	2,756,635
31,476		Publicis Groupe	1,345,214
25,898	@	Renault S.A.	1,210,015
93,006		Sanofi-Aventis	6,940,922
20,865		Schneider Electric S.A.	2,437,662
22,899		Suez Environnement S.A.	526,705
78,497	S	Total S.A.	4,555,829
5,487		Vallourec	1,107,233
58,074	L	Veolia Environnement	2,008,690
74,819		Vinci S.A.	4,404,613
			72,039,194
		Germany: 6.8%
30,706		Adidas AG	1,641,634
42,988	S	Allianz AG	5,380,280
71,814		Bayer AG	4,852,484
8,063		Bilfinger Berger AG	537,285
5,276		Brenntag AG	391,934
107,250		DaimlerChrysler AG	5,040,859
41,887		Deutsche Boerse AG	3,099,148
170,188		Deutsche Telekom AG	2,299,882
140,315		E.ON AG	5,187,559
251,549		Fraport AG Frankfurt Airport Services Worldwide	13,224,753
42,601		Fresenius AG	3,171,518
44,971		HeidelbergCement AG	2,503,150
5,910		Henkel KGaA	273,581
40,614		Henkel KGaA - Vorzug	2,187,447
6,813		Hochtief AG	571,689
35,507	L	MAN AG	2,969,973
9,257		Metro AG	549,204
19,164		Porsche AG	1,166,258
40,645		RWE AG	3,605,723
10,646		Salzgitter AG	986,417
49,099		SAP AG	2,377,085
65,744		Siemens AG	6,568,979
23,236		Volkswagen AG	2,129,653
			70,716,495
		Greece: 0.1%
56,355		Coca-Cola Hellenic Bottling Co. S.A.	1,516,970
			1,516,970
		Hong Kong: 1.2%
667,000	@	China Mengniu Dairy Co. Ltd.	2,077,272
958,815		China Merchants Holdings International Co. Ltd.	3,522,928
972,000		China Resources Enterprise	3,605,137
2,904,994	@	GOME Electrical Appliances Holdings Ltd.	974,368
2,580,000	L	Lenovo Group Ltd.	1,776,947
			11,956,652
		Hungary: 1.0%
294,088	@	OTP Bank Nyrt	10,288,144
			10,288,144
		India: 2.8%
42,244		ACC Ltd.	894,381
19,881		Bharat Heavy Electricals	1,058,182
128,188		Bharti Airtel Ltd.	891,894
14,624		Dr Reddys Laboratories Ltd.	414,440

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		India (continued)
186,049		Gujarat Ambuja Cements Ltd.	$496,354
232,782		ICICI Bank Ltd.	4,933,942
23,685		Infosys Technologies Ltd. ADR	1,393,862
175,720		Jaiprakash Associates Ltd.	584,436
99,179		Larsen & Toubro Ltd.	3,600,923
92,361		State Bank of India Ltd.	4,270,640
40,706		Sterlite Industries India Ltd. ADR	757,539
187,921		Tata Motors Ltd.	3,174,962
394,839		Tata Steel Ltd.	5,553,015
24,193		Ultratech Cement Ltd.	621,801
			28,646,371
		Indonesia: 0.2%
626,500		Bank Central Asia Tbk PT	377,978
2,347,048		Telekomunikasi Indonesia Tbk PT	2,091,758
			2,469,736
		Ireland: 0.7%
128,866		CRH PLC	3,219,967
488,282	@	Dragon Oil PLC	3,582,657
			6,802,624
		Israel: 0.5%
87,167		Teva Pharmaceutical Industries Ltd. ADR	5,498,494
			5,498,494
		Italy: 2.4%
115,127		Buzzi Unicem S.p.A.	1,449,539
239,158	S	ENI S.p.A.	5,609,767
256,133	@, S	Intesa Sanpaolo S.p.A.	953,861
308,976	@, S	Mediobanca S.p.A.	3,320,106
58,604		Prysmian S.p.A.	1,151,184
269,768		Snam Rete Gas S.p.A.	1,366,994
2,831,352		Telecom Italia S.p.A.	4,070,939
2,530,970	@, S	UniCredito Italiano S.p.A.	7,462,731
			25,385,121
		Japan: 10.2%
25,516		Aisin Seiki Co. Ltd.	766,195
55,000		Asahi Breweries Ltd.	1,032,045
107,500		Asahi Glass Co. Ltd.	1,212,516
154,000		Bank of Yokohama Ltd.	755,675
93,541	S	Canon, Inc.	4,326,762
128		Central Japan Railway Co.	975,726
100,200	L	Chiba Bank Ltd.	599,939
11,900		Credit Saison Co. Ltd.	184,387
12,000		Daikin Industries Ltd.	491,776
178,400		Daiwa Securities Group, Inc.	940,288
65,522		Denso Corp.	1,955,461
6,310		Diamond Lease Co. Ltd.	229,904
21,700		East Japan Railway Co.	1,509,824
16,000	L	Eisai Co. Ltd.	570,526
37,200		Fanuc Ltd.	3,953,818
178,000		Fukuoka Financial Group, Inc.	757,438
241,020		Honda Motor Co. Ltd.	8,495,640
270,000		Itochu Corp.	2,369,838
42,700		JFE Holdings, Inc.	1,722,804
96,000		Kirin Brewery Co. Ltd.	1,417,391
73,428	L	Komatsu Ltd.	1,542,684
90,829		Kubota Corp.	829,292
6,300		Kyocera Corp.	614,952
21,400		Makita Corp.	706,415
214,224		Matsushita Electric Industrial Co. Ltd.	3,284,276
193,000		Mazda Motor Corp.	544,365
187,800	L	Mitsubishi Corp.	4,931,574
120,286		Mitsubishi Electric Corp.	1,107,510
112,000		Mitsubishi Heavy Industries Ltd.	464,609
993,400		Mitsubishi UFJ Financial Group, Inc.	5,207,058
270,200		Mitsui & Co. Ltd.	4,549,449
55,000	L	NGK Insulators Ltd.	1,124,323
57,700		Nidec Corp.	6,186,699
18,786	L	Nintendo Co. Ltd.	6,300,140
249,000		Nippon Steel Corp.	979,127
23,800		Nippon Telegraph & Telephone Corp.	1,001,446
244,900	@	Nissan Motor Co. Ltd.	2,103,085
312,900		Nomura Holdings, Inc.	2,295,950
57,000	L	NSK Ltd.	450,847
824		NTT DoCoMo, Inc.	1,254,104
12,950	L	ORIX Corp.	1,149,833
56,700		Resona Holdings, Inc.	718,593
64,207		Ricoh Co. Ltd.	1,005,638
12,000		Shin-Etsu Chemical Co. Ltd.	698,358
56,000		Shizuoka Bank Ltd.	488,952
2,400		SMC Corp.	326,392
109,766		Sony Corp.	4,205,835
20,100		Stanley Electric Co. Ltd.	390,942
167,000		Sumitomo Metal Industries Ltd.	506,289
111,600	L	Sumitomo Mitsui Financial Group, Inc.	3,697,283

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
64,000	L	Sumitomo Realty & Development Co. Ltd.	$1,221,239
285,100	L	Sumitomo Trust & Banking Co. Ltd.	1,675,721
148,728	L	Suzuki Motor Corp.	3,283,916
16,000	L	Takeda Pharmaceutical Co. Ltd.	704,543
16,700		Tokio Marine Holdings, Inc.	470,793
101,433	S	Toyota Motor Corp.	4,078,558
15,700		Uni-Charm Corp.	1,515,789
			105,884,532
		Luxembourg: 0.4%
76,986	@, L	Evraz Group SA GDR - Reg S	3,052,442
30,250		SES S.A.	763,501
22,936		Tenaris S.A.	494,542
			4,310,485
		Malaysia: 0.0%
240,100	@	TM International Bhd	283,055
			283,055
		Mexico: 1.9%
131,777		America Movil SA de CV - Series L ADR	6,633,654
272,616	@	Cemex SA de CV ADR	2,783,409
951,155	@	Cemex SAB de C.V.	976,254
111,276		Fomento Economico Mexicano SA de CV ADR	5,288,948
384,906	@	Grupo Financiero Banorte SA de CV	1,707,269
59,415	@	Grupo Televisa S.A.	251,044
80,205		Grupo Televisa SA ADR	1,685,909
			19,326,487
		Netherlands: 5.6%
59,772	L	ASML Holding NV	2,119,228
27,965		European Aeronautic Defence and Space Co. NV	561,780
101,391		Heineken NV	5,207,274
121,132		Koninklijke Philips Electronics NV	3,886,681
43,571	@	Randstad Holdings NV	2,069,138
366,740		Royal Dutch Shell PLC	10,605,599
315,785		Royal Dutch Shell PLC - Class A	9,155,490
365,964		Royal KPN NV	5,807,498
168,785		TNT NV	4,833,563
327,383		Unilever NV	9,904,309
125,150	@	X5 Retail Group N.V. GDR	4,358,740
			58,509,300
		Norway: 1.2%
119,046	@	DnB NOR ASA	1,361,570
1,088,854	L	Marine Harvest	967,961
299,872		Statoil ASA	6,977,831
196,525	@	Storebrand ASA	1,555,107
117,589	@	Telenor ASA	1,595,855
			12,458,324
		Papua New Guinea: 0.1%
180,247		Lihir Gold Ltd.	506,647
			506,647
		Poland: 1.3%
111,068	@	Bank Pekao S.A.	6,457,615
9,409	@	Bank Zachodni WBK S.A.	678,318
490,562		Powszechna Kasa Oszczednosci Bank Polski S.A.	6,864,734
			14,000,667
		Portugal: 0.1%
82,611		Galp Energia SGPS S.A.	1,434,285
			1,434,285
		Romania: 0.0%
1,650,000		SNP Petrom SA	187,496
			187,496
		Russia: 3.6%
65,763		Magnit OAO GDR	1,213,845
38,618		Mechel OAO ADR	1,097,524
413,104	@	MMC Norilsk Nickel ADR	7,574,371
9,302		Mobile Telesystems Finance SA ADR	516,261
49,827		Novatek OAO GDR	3,618,892
9,750		Novorossiysk Commercial Sea Port GDR	133,575
16,850	@	OAO Gazprom ADR	441,639
814,300	@	OAO Rosneft Oil Co. GDR	6,452,612
4,705,978		Sberbank of Russian Federation	13,788,513
22,712	@	Severstal GDR	329,933
21,483	@	Uralkali GDR	450,677
383,532		VTB Bank OJSC GDR	2,123,752
			37,741,594
		South Africa: 1.3%
12,357		Anglogold Ashanti Ltd. ADR	469,030
259,295	@	Aspen Pharmacare Holdings Ltd.	2,830,559
58,456		Impala Platinum Holdings Ltd.	1,716,096
71,472		Massmart Holdings Ltd.	1,064,727
335,747		Shoprite Holdings Ltd.	3,338,613
233,219		Standard Bank Group Ltd.	3,652,692
			13,071,717
		South Korea: 2.2%
47,798		Hyundai Motor Co.	4,874,100

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
22,280		KB Financial Group, Inc.	$1,073,018
10,639		Posco	4,972,554
17,272		Samsung Electronics Co. Ltd.	12,487,558
			23,407,230
		Spain: 0.5%
117,296		Cintra Concesiones DE Infrae	1,139,717
31,983		Inditex S.A.	2,109,455
60,744		Repsol YPF S.A.	1,438,928
5,197		Telefonica S.A.	123,141
			4,811,241
		Sweden: 1.1%
59,202		Atlas Copco AB - Class A	917,544
46,641		Hennes & Mauritz AB	3,032,916
196,241		Sandvik AB	2,451,543
95,295		Svenska Cellulosa AB - B Shares	1,343,628
22,159		Swedish Match AB	529,541
89,371	L	TeliaSonera AB	634,573
209,836	L	Volvo AB - B Shares	2,111,603
			11,021,348
		Switzerland: 8.2%
133,625	@	ABB Ltd.	2,921,132
18,372		Compagnie Financiere Richemont S.A.	712,379
123,247		Credit Suisse Group	6,343,820
4,557		Flughafen Zuerich AG	1,620,465
36,877	@, S	Holcim Ltd.	2,748,267
310,053		Nestle S.A.	15,887,737
113,415	L	Nobel Biocare Holding AG	3,030,294
332,735		Novartis AG	17,998,950
73,608		Roche Holding AG - Genusschein	11,954,715
6,686		Swatch Group AG - BR	2,132,129
43,378		Swiss Reinsurance	2,128,361
4,159		Swisscom AG	1,519,049
13,378		Syngenta AG	3,714,788
221,251	@	UBS AG - Reg	3,599,290
352,465	@	Xstrata PLC	6,670,853
9,384		Zurich Financial Services AG	2,406,937
			85,389,166
		Taiwan: 3.0%
1,706,000		Acer, Inc.	5,037,838
2,463,000		Asustek Computer, Inc.	4,289,020
1,737,000		Compal Electronics, Inc.	2,273,046
275,000		Delta Electronics, Inc.	870,782
201,000		High Tech Computer Corp.	2,348,260
1,889,000		HON HAI Precision Industry Co. Ltd.	8,179,386
305,000		MediaTek, Inc.	5,293,738
1,579,000		Taiwan Semiconductor Manufacturing Co. Ltd.	3,059,694
			31,351,764
		Thailand: 0.1%
6,553,000		Thai Beverage PCL	1,382,198
			1,382,198
		Ukraine: 0.7%
17,389,206	@	JSCB Ukrsotsbank	1,405,419
13,488,271	@	Raiffeisen Bank Aval	724,484
38,065	@	Ukrnafta Oil Co. ADR	1,256,818
46,033,498	@	UkrTelecom	4,068,615
			7,455,336
		United Kingdom: 12.2%
104,960	@	Anglo American PLC	4,568,809
327,530		ARM Holdings PLC	1,173,998
1,875,054		Barclays PLC	10,210,002
171,771		BG Group PLC	2,974,695
208,567		BHP Billiton PLC	7,128,397
178,437	@	Cairn Energy PLC	1,129,875
21,315		Carnival PLC	874,996
131,603		Compass Group PLC	1,050,611
228,965	S	Diageo PLC	3,849,551
842,311		GlaxoSmithKline PLC	16,167,936
99,678		HSBC Holdings PLC	1,010,126
268,941		Imperial Tobacco Group PLC	8,205,751
873,773		Legal & General Group PLC	1,165,143
12,490,876	S	Lloyds TSB Group PLC	11,860,854
35,209	@	Lonmin PLC	1,089,998
60,339		Peter Hambro Mining PLC	1,089,220
89,629		Prudential PLC	741,469
240,191		Reckitt Benckiser PLC	13,197,019
152,306	@	Rentokil Initial PLC	302,138
223,761	S	Rio Tinto PLC	13,228,449
172,088	@	Rolls-Royce Group PLC	1,558,053
2,474,763	@	Royal Bank of Scotland Group PLC	1,639,368
48,666		Shire PLC	1,072,524
38,837		Smith & Nephew PLC	387,826
813,754		Tesco PLC	5,380,180
3,860,097	S	Vodafone Group PLC	8,928,072

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
27,235		Whitbread PLC		$609,714
517,334		WM Morrison Supermarkets PLC		2,302,986
409,841		WPP PLC		4,240,949
				127,138,709
		Total Common Stock
		(Cost $890,238,869)		986,531,552
EXCHANGE-TRADED FUNDS: 1.1%
		United States: 1.1%
122,990	L	Market Vectors - Gold Miners ETF		5,461,986
60,569	@	SPDR Gold Trust		6,598,993
		Total Exchange-Traded Funds
		(Cost $12,311,593)		12,060,979
		Total Long-Term Investments
		(Cost $902,550,462)		998,592,531
SHORT-TERM INVESTMENTS: 9.5%
		Affiliated Mutual Fund: 3.0%
31,491,141		ING Institutional Prime Money Market Fund - Class I		31,491,141
		Total Mutual Fund
		(Cost $31,491,141)		31,491,141
		Securities Lending Collateral(cc): 6.5%
65,013,327		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		65,013,327
2,461,775	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,969,421
		Total Securities Lending Collateral
		(Cost $67,475,102)		66,982,748
		Total Short-Term Investments
		(Cost $98,966,243)		98,473,889
		Total Investments in Securities
		(Cost $1,001,516,705)*	105.3%	$1,097,066,420
		Other Assets and Liabilities - Net	(5.3)	(54,886,368)
		Net Assets	100.0%	$1,042,180,052

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $1,026,785,454.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$132,042,144
		Gross Unrealized Depreciation		(61,761,178)
		Net Unrealized Appreciation		$70,280,966

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.2
Agriculture	0.8
Apparel	0.2
Auto Manufacturers	3.7
Auto Parts & Equipment	0.3
Banks	18.7
Beverages	1.9
Building Materials	1.8
Chemicals	1.6
Coal	0.2
Commercial Services	0.2
Computers	1.6
Cosmetics/Personal Care	0.2
Distribution/Wholesale	1.1
Diversified Financial Services	1.1
Electric	1.3
Electrical Components & Equipment	0.6
Electronics	1.9
Engineering & Construction	3.8
Food	6.0
Food Service	0.1
Forest Products & Paper	0.2
Gas	0.1
Hand/Machine Tools	0.3
Healthcare - Products	1.1
Healthcare - Services	0.1
Holding Companies - Diversified	1.1
Home Furnishings	0.7
Household Products/Wares	1.5
Insurance	2.5
Internet	0.2
Iron/Steel	2.0
Leisure Time	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.8
Media	0.6
Metal Fabricate/Hardware	0.2
Mining	9.1
Miscellaneous Manufacturing	0.8
Office/Business Equipment	0.5
Oil & Gas	7.6
Oil & Gas Services	0.1
Pharmaceuticals	6.6
Real Estate	0.1
Retail	1.7
Semiconductors	2.3
Software	0.2
Telecommunications	4.4
Toys/Games/Hobbies	0.6
Transportation	1.3
Water	0.3
Other Long-Term Investments	1.1
Short-Term Investments	9.5
Other Assets and Liabilities - Net	(5.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$44,819	$60,529,441	$—	$60,574,260
Austria	—	15,890,145	—	15,890,145
Belgium	—	8,008,923	—	8,008,923
Brazil	7,901,625	3,754,045	—	11,655,670
Canada	59,887,611	—	—	59,887,611
China	266,085	8,664,061	—	8,930,146
Cyprus	—	728,040	—	728,040
Czech Republic	—	12,807,517	—	12,807,517
Denmark	—	8,353,974	—	8,353,974
Finland	—	4,703,884	—	4,703,884
France	801,563	71,237,631	—	72,039,194
Germany	391,934	70,324,561	—	70,716,495
Greece	—	1,516,970	—	1,516,970
Hong Kong	—	11,956,652	—	11,956,652
Hungary	—	10,288,144	—	10,288,144
India	2,151,401	26,494,970	—	28,646,371
Indonesia	—	2,469,736	—	2,469,736
Ireland	—	6,802,624	—	6,802,624
Israel	5,498,494	—	—	5,498,494
Italy	—	25,385,121	—	25,385,121
Japan	—	105,884,532	—	105,884,532
Luxembourg	—	4,310,485	—	4,310,485
Malaysia	—	283,055	—	283,055
Mexico	19,326,487	—	—	19,326,487
Netherlands	—	58,509,300	—	58,509,300
Norway	—	12,458,324	—	12,458,324
Papua New Guinea	—	506,647	—	506,647
Poland	—	14,000,667	—	14,000,667
Portugal	—	1,434,285	—	1,434,285
Romania	—	187,496	—	187,496
Russia	15,977,512	21,764,082	—	37,741,594
South Africa	—	13,071,717	—	13,071,717
South Korea	—	23,407,230	—	23,407,230
Spain	—	4,811,241	—	4,811,241
Sweden	—	11,021,348	—	11,021,348
Switzerland	—	85,389,166	—	85,389,166
Taiwan	—	31,351,764	—	31,351,764
Thailand	—	1,382,198	—	1,382,198
Ukraine	—	7,455,336	—	7,455,336
United Kingdom	—	127,138,709	—	127,138,709
Total Common Stock	112,247,531	874,284,021	—	986,531,552
Exchange-Traded Funds	12,060,979	—	—	12,060,979
Short-Term Investments	96,504,468	—	1,969,421	98,473,889
Total Investments, at value	$220,812,978	$874,284,021	$1,969,421	$1,097,066,420
Other Financial Instruments+:
Forward foreign currency contracts	—	1,152,904	—	1,152,904
Total Assets	$220,812,978	$875,436,925	$1,969,421	$1,098,219,324

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(657,967)	$—	$(657,967)
Total Liabilities	$—	$(657,967)	$—	$(657,967)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,969,420	$—	$—	$—	$—	$—	$—	$—	$1,969,420
Total Investments, at value	$1,969,420	$—	$—	$—	$—	$—	$1,969,420	$—	$1,969,420

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar
CAD 14,602,499	BUY	6/16/10	$14,232,344	$14,376,245	$143,901
Japanese Yen
JPY 1,707,102,870	BUY	6/16/10	18,925,752	18,267,785	(657,967)
South African Rand
ZAR 1,819,461	BUY	4/6/10	245,690	249,531	3,841
South African Rand
ZAR 1,181,707	BUY	4/7/10	160,580	162,037	1,457
					$(508,768)
Czech Koruna
CZK 129,823,536	SELL	6/16/10	$6,925,399	$6,896,813	$28,586
Czech Koruna
CZK 59,800,993	SELL	6/16/10	3,215,764	3,176,899	38,865
EU Euro
EUR 72,088,885	SELL	6/16/10	98,307,612	97,371,358	936,254
					$1,003,705

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited)

	Shares			Value
PURCHASED OPTIONS: 0.0%
			Purchased Option: 0.0%
	853		Put Option CME:
			90-day Eurodollar Future 09/10
			Strike @ $98.750-Exp 09/13/10	$37,319
			Total Purchased Options
			(Cost $365,127)	37,319

	Principal Amount			Value
CORPORATE BONDS/NOTES: 0.8%
			Banks: 0.3%
	$1,650,000	#, S	Suncorp-Metway Ltd., 0.633%, due 12/17/10	$1,652,942
				1,652,942
			Diversified Financial Services: 0.3%
EUR	337,000		BA Credit Card Trust, 4.150%, due 04/19/10	455,784
	$590,000	S	Bear Stearns Cos., Inc., 4.520%, due 03/10/14	584,543
	800,000	S	SLM Corp., 4.263%, due 01/31/14	678,288
				1,718,615
			Multi-National: 0.0%
	445,000	S	International Bank for Reconstruction & Development, 3.810%, due 12/10/13	443,856
				443,856
			Telecommunications: 0.2%
	1,105,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 2.851%, due 05/20/11	1,137,569
				1,137,569
			Total Corporate Bonds/Notes
			(Cost $4,952,646)	4,952,982
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.5%
			Federal Home Loan Mortgage Corporation##: 4.8%
	28,321,655		4.500%, due 02/01/40	28,427,005
				28,427,005
			Federal National Mortgage Association##: 4.8%
	28,356,511		4.500%, due 02/01/40	28,461,991
				28,461,991
			Government National Mortgage Association: 4.9%
	28,203,379		4.500%, due 04/15/39-03/15/40	28,604,112
				28,604,112
			Total U.S. Government Agency Obligations
			(Cost $86,020,414)	85,493,108
U.S. TREASURY OBLIGATIONS: 53.3%
			Treasury Inflation Indexed Protected Securities(ip): 53.3%
	3,610,000		0.625%, due 04/15/13	3,774,881
	16,220,000	S	1.250%, due 04/15/14	17,183,409
	5,576,000	S	1.375%, due 07/15/18	5,614,042
	7,110,000		1.375%, due 01/15/20	6,994,261
	8,476,000	S	1.625%, due 01/15/18	8,979,906
	16,184,000	S	1.750%, due 01/15/28	15,880,233
	18,696,000	S	1.875%, due 07/15/15	22,067,613
	27,679,000	S	2.000%, due 01/15/16-01/15/26	31,030,800
	5,680,000		2.000%, due 04/15/12	6,357,225
	12,465,000		2.125%, due 01/15/19-02/15/40	12,800,715
	59,523,000	S	2.375%, due 01/15/17-01/15/27	69,631,747
	8,450,000		2.375%, due 04/15/11	9,529,000
	14,093,000	S	2.500%, due 07/15/16	16,538,840
	17,320,000	S	3.000%, due 07/15/12	22,500,847
	4,300,000	S	3.375%, due 04/15/32	6,380,375
	1,530,000		3.375%, due 01/15/12	1,999,406
	2,580,000		3.500%, due 01/15/11	3,327,787
	15,485,000	S	3.625%, due 04/15/28	25,340,375
	17,448,000	S	3.875%, due 04/15/29	29,232,885
			Total U.S. Treasury Obligations
			(Cost $316,783,898)	315,164,347

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount					Value
ASSET-BACKED SECURITIES: 0.9%
			Automobile Asset-Backed Securities: 0.4%
$903,973		S	Capital One Auto Finance Trust, 0.260%, due 05/15/13		$897,661
1,611,838		S	Ford Credit Auto Owner Trust, 2.230%, due 08/15/11		1,616,935
					2,514,596
			Credit Card Asset-Backed Securities: 0.4%
363,000		S	BA Credit Card Trust, 0.240%, due 02/15/13		362,590
1,550,000		S	BA Credit Card Trust, 0.250%, due 06/17/13		1,545,865
454,000		S	BA Credit Card Trust, 1.430%, due 12/16/13		458,503
					2,366,958
			Home Equity Asset-Backed Securities: 0.0%
125,855		S	Citigroup Mortgage Loan Trust, Inc., 0.356%, due 03/25/37		117,219
					117,219
			Other Asset-Backed Securities: 0.1%
320,114		S	Countrywide Asset-Backed Certificates, 0.296%, due 07/25/37		308,123
					308,123
			Total Asset-Backed Securities
			(Cost $5,292,103)		5,306,896
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
			Collateralized Mortgage Obligations: 0.9%
1,314,475		S	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		1,350,081
905,000		S	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		921,286
524,138		S	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		534,163
700,000		S	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33		702,667
487,681		S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		496,657
1,500,000		S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,560,209
57,017		S	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		58,483
			Total Collateralized Mortgage Obligations
			(Cost $5,592,491)		5,623,546
OTHER BONDS: 18.1%
			Foreign Government Bonds: 18.1%
EUR	19,089,610		Bundesobligation Inflation Linked, 2.250%, due 04/15/13		27,759,529
EUR	37,885,184		Government of France, 3.000%, due 07/25/12		55,946,527
EUR	15,465,000		Italy Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10		23,273,423
			Total Other Bonds
			(Cost $107,676,001)		106,979,479
			Total Investments in Securities
			(Cost $526,682,680)*	88.5%	$523,557,677
			Other Assets and Liabilities - Net	11.5	67,751,060
			Net Assets	100.0%	$591,308,737

		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		EUR	EU Euro
		*	Cost for federal income tax purposes is $527,165,331.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$1,137,669
			Gross Unrealized Depreciation		(4,745,323)
			Net Unrealized Depreciation		$(3,607,654)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Positions In Purchased Options	$37,319	$—	$—	$37,319
Corporate Bonds/Notes	—	4,952,982	—	4,952,982
U.S. Government Agency Obligations	—	85,493,108	—	85,493,108
U.S. Treasury Obligations	—	315,164,347	—	315,164,347
Asset-Backed Securities	—	5,306,896	—	5,306,896
Collateralized Mortgage Obligations	—	5,623,546	—	5,623,546
Other Bonds	—	106,979,479	—	106,979,479
Total Investments, at value	$37,319	$523,520,358	$—	$523,557,677
Other Financial Instruments+:
Forward foreign currency contracts	—	143,048	—	143,048
Futures	757,590	—	—	757,590
Swaps, at value	—	1,225,047	—	1,225,047
Total Assets	$794,909	$524,888,453	$—	$525,683,362

Liabilities Table
Other Financial Instruments+:
Futures	(593,089)	—	—	(593,089)
Swaps, at value	—	(368,934)	—	(368,934)
Written options	—	(278,060)	—	(278,060)
Total Liabilities	$(593,089)	$(646,994)	$—	$(1,240,083)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 79,918,000	SELL	5/26/10	$108,089,095	$107,946,047	$143,048
					$143,048

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Euro-Bund	9	06/08/10	$1,499,433	$14,707
U.S. Treasury 2-Year Note	60	06/30/10	13,017,187	8,321
U.S. Treasury 10-Year Note	292	06/21/10	33,945,000	(336,361)
U.S. Treasury Long Bond	85	06/21/10	9,870,625	(92,401)
			$58,332,245	$(405,734)
Short Contracts
Euro-Bobl 5-Year	305	06/08/10	$48,231,179	$(164,327)
U.S. Treasury 5-Year Note	1,010	06/30/10	115,992,187	734,562
			$164,223,366	$570,235

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2010:

					Upfront
					Premium	Unrealized
	Termination	Notional		Market	Paid/	Appreciation/
	Date	Amount		Value	(Received)	(Depreciation)
Receive a fixed rate equal to 1.4100% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/08/11	USD	26,500,000	$238,689	$—	$238,689
Receive a fixed rate equal to 1.5950% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	02/04/11	USD	7,500,000	70,919	—	70,919
Receive a fixed rate equal to 3.6925% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	02/09/20	USD	18,100,000	(161,606)	—	(161,606)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.4630% Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(207,328)	—	(207,328)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.6380% Counterparty: Deutsche Bank AG, New York	03/08/20	USD	18,300,000	261,188	—	261,188
				$201,862	$—	$201,862

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2010:

					Upfront
					Premium	Unrealized
	Termination	Notional		Market	Paid/	Appreciation/
	Date	Amount		Value	(Received)	(Depreciation)
Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes - Series L Index. Pay a floating rate based on 1-month USD-LIBOR plus 6 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	04/09/10	USD	150,000,000	$654,251	$—	$654,251

				$654,251	$—	$654,251

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2010:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Put Option CME
90-Day Eurodollar Future 09/10	USD	98.250	09/13/10	853	$210,648	$(15,994)
					$210,648	$(15,994)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2010:

Interest Rate Swaptions

		Floating
		Rate Index/
		Underlying
		Reference	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Entity	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.190%	06/25/10	USD	7,000,000	$351,750	$(202,576)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.190%	06/25/10	USD	7,000,000	351,750	(59,490)
								$703,500	$(262,066)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$143,048
Interest rate contracts	742,554
Total	$885,602

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Aerospace/Defense: 2.9%
20,000		General Dynamics Corp.	$1,544,000
59,000		Northrop Grumman Corp.	3,868,630
77,000		Raytheon Co.	4,398,240
			9,810,870
		Agriculture: 1.2%
52,000		Lorillard, Inc.	3,912,480
			3,912,480
		Biotechnology: 2.1%
118,000	@	Amgen, Inc.	7,051,680
			7,051,680
		Chemicals: 4.1%
72,000		Ashland, Inc.	3,799,440
68,000		Celanese Corp.	2,165,800
49,000		Lubrizol Corp.	4,494,280
164,000		RPM International, Inc.	3,499,760
			13,959,280
		Coal: 2.2%
83,000		Peabody Energy Corp.	3,793,100
42,000		Walter Industries, Inc.	3,875,340
			7,668,440
		Commercial Services: 3.0%
77,000		Global Payments, Inc.	3,507,350
83,000	@	Hewitt Associates, Inc.	3,301,740
155,000		RR Donnelley & Sons Co.	3,309,250
			10,118,340
		Computers: 9.6%
21,000	@	Apple, Inc.	4,933,530
192,000	@	Dell, Inc.	2,881,920
60,000		DST Systems, Inc.	2,487,000
103,000		International Business Machines Corp.	13,209,750
181,000	@	Seagate Technology, Inc.	3,305,060
76,000	@	Teradata Corp.	2,195,640
95,000	@	Western Digital Corp.	3,704,050
			32,716,950
		Cosmetics/Personal Care: 2.9%
69,000		Colgate-Palmolive Co.	5,882,940
60,000		Estee Lauder Cos., Inc.	3,892,200
4,000		Procter & Gamble Co.	253,080
			10,028,220
		Electric: 3.4%
297,000	@	AES Corp.	3,267,000
100,000		Constellation Energy Group, Inc.	3,511,000
75,000	L	Integrys Energy Group, Inc.	3,553,500
115,000		NV Energy, Inc.	1,417,950
			11,749,450
		Electrical Components & Equipment: 1.0%
70,000		Hubbell, Inc.	3,530,100
			3,530,100
		Electronics: 2.5%
53,000	L	Garmin Ltd.	2,039,440
73,000	@	Tech Data Corp.	3,058,700
91,000	@	Thomas & Betts Corp.	3,570,840
			8,668,980
		Engineering & Construction: 2.1%
80,000		Fluor Corp.	3,720,800
72,000	@	URS Corp.	3,571,920
			7,292,720
		Environmental Control: 1.1%
147,000		Nalco Holding Co.	3,576,510
			3,576,510
		Food: 3.4%
52,000		General Mills, Inc.	3,681,080
82,000		Hershey Co.	3,510,420
11,000		HJ Heinz Co.	501,710
13,000		Hormel Foods Corp.	546,130
247,000		Sara Lee Corp.	3,440,710
			11,680,050
		Healthcare - Products: 2.8%
76,000	@	Hospira, Inc.	4,305,400
24,000		Johnson & Johnson	1,564,800
67,000	@	Kinetic Concepts, Inc.	3,203,270
6,000		Teleflex, Inc.	384,420
			9,457,890

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 8.2%
89,000	@	Community Health Systems, Inc.	$3,286,770
125,000	@	Coventry Health Care, Inc.	3,090,000
76,000	@	Humana, Inc.	3,554,520
48,000	@	Laboratory Corp. of America Holdings	3,634,080
82,000	@	Lincare Holdings, Inc.	3,680,160
64,000		Quest Diagnostics	3,730,560
100,000		UnitedHealth Group, Inc.	3,267,000
59,000	@	WellPoint, Inc.	3,798,420
			28,041,510
		Housewares: 1.1%
75,000		Toro Co.	3,687,750
			3,687,750
		Insurance: 1.0%
90,000		Endurance Specialty Holdings Ltd.	3,343,500
			3,343,500
		Internet: 1.6%
3,000	@	Google, Inc. - Class A	1,701,030
144,000	@	VeriSign, Inc.	3,745,440
			5,446,470
		Mining: 1.4%
57,000		Freeport-McMoRan Copper & Gold, Inc.	4,761,780
			4,761,780
		Miscellaneous Manufacturing: 2.6%
98,000		Carlisle Cos., Inc.	3,733,800
14,000		Crane Co.	497,000
96,000		Harsco Corp.	3,066,240
69,000		Leggett & Platt, Inc.	1,493,160
			8,790,200
		Oil & Gas: 3.8%
93,000	@	Atwood Oceanics, Inc.	3,220,590
107,000	@	Pride International, Inc.	3,221,770
117,000	@	Rowan Cos., Inc.	3,405,870
217,000		Tesoro Corp.	3,016,300
			12,864,530
		Oil & Gas Services: 2.3%
65,000	@	FMC Technologies, Inc.	4,200,950
55,000	@	Oceaneering International, Inc.	3,491,950
			7,692,900
		Packaging & Containers: 1.0%
131,000	@	Crown Holdings, Inc.	3,531,760
			3,531,760
		Pharmaceuticals: 9.0%
139,000		AmerisourceBergen Corp.	4,019,880
74,000	@	Endo Pharmaceuticals Holdings, Inc.	1,753,060
103,000	@	Forest Laboratories, Inc.	3,230,080
28,000		Herbalife Ltd.	1,291,360
60,000		McKesson Corp.	3,943,200
80,000	@	Medco Health Solutions, Inc.	5,164,800
179,000	@, L	Mylan Laboratories	4,065,090
82,000		Omnicare, Inc.	2,319,780
65,000		Perrigo Co.	3,816,800
27,000	@	Watson Pharmaceuticals, Inc.	1,127,790
			30,731,840
		Retail: 10.5%
100,000	@	Big Lots, Inc.	3,642,000
130,000	@	Dick’s Sporting Goods, Inc.	3,394,300
66,000	@	Dollar Tree, Inc.	3,908,520
104,000		Gap, Inc.	2,403,440
155,000		Limited Brands, Inc.	3,816,100
78,000		Petsmart, Inc.	2,492,880
73,000		Ross Stores, Inc.	3,903,310
110,000		Target Corp.	5,786,000
103,000		TJX Cos., Inc.	4,379,560
42,000		Walgreen Co.	1,557,780
13,000		Wal-Mart Stores, Inc.	722,800
			36,006,690
		Software: 8.2%
12,000		Broadridge Financial Solutions ADR	256,560
154,000		CA, Inc.	3,614,380
72,000	@	Fiserv, Inc.	3,654,720
575,000		Microsoft Corp.	16,830,250
76,000	@	Sybase, Inc.	3,543,120
			27,899,030
		Telecommunications: 2.6%
121,000	@	Amdocs Ltd.	3,643,310
71,000	@	Cisco Systems, Inc.	1,848,130
138,000	@	NeuStar, Inc.	3,477,600
			8,969,040
		Textiles: 0.7%
87,000		Cintas Corp.	2,443,830
			2,443,830

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Transportation: 1.6%
68,000		Landstar System, Inc.		$2,854,640
56,000		Tidewater, Inc.		2,647,120
				5,501,760
		Total Common Stock
		(Cost $298,668,193)		340,934,550
SHORT-TERM INVESTMENTS: 4.7%
		Affiliated Mutual Fund: 2.7%
9,282,398		ING Institutional Prime Money Market Fund - Class I		9,282,398
		Total Mutual Fund
		(Cost $9,282,398)		9,282,398
		Securities Lending Collateral(cc): 2.0%
6,512,253		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		6,512,253
468,580	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		374,864
		Total Securities Lending Collateral
		(Cost $6,980,833)		6,887,117
		Total Short-Term Investments
		(Cost $16,263,231)		16,169,515

		Total Investments in Securities
		(Cost $314,931,424)*	104.6%	$357,104,065
		Other Assets and Liabilities - Net	(4.6)	(15,607,159)
		Net Assets	100.0%	$341,496,906

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $317,858,667.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$45,292,631
		Gross Unrealized Depreciation		(6,047,233)
		Net Unrealized Appreciation		$39,245,398

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$340,934,550	$—	$—	$340,934,550
Short-Term Investments	15,794,651	—	374,864	16,169,515
Total Investments, at value	$356,729,201	$—	$374,864	$357,104,065

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864
Total Investments, at value	$374,864	$—	$—	$—	$—	$—	$—	$—	$374,864

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Aerospace/Defense: 3.5%
26,000		L-3 Communications Holdings, Inc.	$2,382,380
43,000		Northrop Grumman Corp.	2,819,510
35,000		Raytheon Co.	1,999,200
			7,201,090
		Agriculture: 2.0%
26,000		Lorillard, Inc.	1,956,240
42,000		Reynolds American, Inc.	2,267,160
			4,223,400
		Banks: 3.4%
58,000		Bank of America Corp.	1,035,300
26,000		Goldman Sachs Group, Inc.	4,436,380
38,000		JPMorgan Chase & Co.	1,700,500
			7,172,180
		Biotechnology: 0.9%
32,000	@	Amgen, Inc.	1,912,320
			1,912,320
		Chemicals: 7.3%
43,000		Ashland, Inc.	2,269,110
43,000		Cabot Corp.	1,307,200
33,000		Cytec Industries, Inc.	1,542,420
37,000		Eastman Chemical Co.	2,356,160
160,000		Huntsman Corp.	1,928,000
26,000		Lubrizol Corp.	2,384,720
38,000		PPG Industries, Inc.	2,485,200
45,000		RPM International, Inc.	960,300
			15,233,110
		Commercial Services: 1.1%
104,000		RR Donnelley & Sons Co.	2,220,400
			2,220,400
		Computers: 3.4%
42,000	@	Computer Sciences Corp.	2,288,580
16,000		DST Systems, Inc.	663,200
63,000	@	Lexmark International, Inc.	2,273,040
48,000	@	Western Digital Corp.	1,871,520
			7,096,340
		Electric: 4.9%
112,000	@	AES Corp.	1,232,000
58,000		Constellation Energy Group, Inc.	2,036,380
50,000		DTE Energy Co.	2,230,000
43,000		Edison International	1,469,310
133,000	@	Mirant Corp.	1,444,380
88,000	@	NRG Energy, Inc.	1,839,200
			10,251,270
		Electrical Components & Equipment: 0.2%
7,000		Hubbell, Inc.	353,010
			353,010
		Electronics: 1.6%
48,000	@	Tech Data Corp.	2,011,200
34,000	@	Thomas & Betts Corp.	1,334,160
			3,345,360
		Engineering & Construction: 0.1%
6,000	@	URS Corp.	297,660
			297,660
		Food: 3.6%
94,000		ConAgra Foods, Inc.	2,356,580
164,000		Del Monte Foods Co.	2,394,400
7,000		General Mills, Inc.	495,530
168,000		Sara Lee Corp.	2,340,240
			7,586,750
		Forest Products & Paper: 2.3%
102,000		International Paper Co.	2,510,220
90,000		MeadWestvaco Corp.	2,299,500
			4,809,720
		Gas: 2.8%
6,000		Atmos Energy Corp.	171,420
139,000		NiSource, Inc.	2,196,200
78,000		Southern Union Co.	1,978,860
58,000		UGI Corp.	1,539,320
			5,885,800
		Healthcare - Products: 1.2%
51,000	@	Kinetic Concepts, Inc.	2,438,310
			2,438,310
		Healthcare - Services: 6.6%
56,000	@	Community Health Systems, Inc.	2,068,080
87,000	@	Coventry Health Care, Inc.	2,150,640
44,000	@	Humana, Inc.	2,057,880

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
25,000	@	Lincare Holdings, Inc.	$1,122,000
103,000		UnitedHealth Group, Inc.	3,365,010
48,000	@	WellPoint, Inc.	3,090,240
			13,853,850
		Insurance: 10.2%
27,000		Allied World Assurance Holdings Ltd.	1,210,950
86,000		American Financial Group, Inc.	2,446,700
68,000		Assurant, Inc.	2,337,840
8,000		Axis Capital Holdings Ltd.	250,080
40,000		Endurance Specialty Holdings Ltd.	1,486,000
26,000		Everest Re Group Ltd.	2,104,180
72,000		HCC Insurance Holdings, Inc.	1,987,200
20,000		Loews Corp.	745,600
21,000		PartnerRe Ltd.	1,674,120
41,000		RenaissanceRe Holdings Ltd.	2,327,160
58,000		Travelers Cos., Inc.	3,128,520
67,000		UnumProvident Corp.	1,659,590
			21,357,940
		Metal Fabricate/Hardware: 1.0%
66,000		Timken Co.	1,980,660
			1,980,660
		Mining: 1.3%
33,000		Freeport-McMoRan Copper & Gold, Inc.	2,756,820
			2,756,820
		Miscellaneous Manufacturing: 5.4%
27,000		Carlisle Cos., Inc.	1,028,700
37,000		Eaton Corp.	2,803,490
146,000		General Electric Co.	2,657,200
13,000		Harsco Corp.	415,220
40,000		Parker Hannifin Corp.	2,589,600
28,000		SPX Corp.	1,856,960
			11,351,170
		Oil & Gas: 12.4%
57,000	@	Atwood Oceanics, Inc.	1,973,910
26,000		Chevron Corp.	1,971,580
93,000		ConocoPhillips	4,758,810
73,000		ExxonMobil Corp.	4,889,540
91,000		Marathon Oil Corp.	2,879,240
69,000	@	Pride International, Inc.	2,077,590
77,000	@	Rowan Cos., Inc.	2,241,470
139,000		Tesoro Corp.	1,932,100
64,000		XTO Energy, Inc.	3,019,520
			25,743,760
		Oil & Gas Services: 3.2%
63,000		National Oilwell Varco, Inc.	2,556,540
54,000	@	Oil States International, Inc.	2,448,360
20,000	@	SEACOR Holdings, Inc.	1,613,200
			6,618,100
		Packaging & Containers: 0.8%
44,000		Bemis Co.	1,263,680
15,000		Sealed Air Corp.	316,200
			1,579,880
		Pharmaceuticals: 7.0%
73,000		AmerisourceBergen Corp.	2,111,160
72,000		Cardinal Health, Inc.	2,594,160
91,000	@	Endo Pharmaceuticals Holdings, Inc.	2,155,790
76,000	@	Forest Laboratories, Inc.	2,383,360
39,000		McKesson Corp.	2,563,080
66,000		Pfizer, Inc.	1,131,900
37,000	@	Watson Pharmaceuticals, Inc.	1,545,490
			14,484,940
		Pipelines: 1.4%
5,000		Oneok, Inc.	228,250
116,000		Williams Cos., Inc.	2,679,600
			2,907,850
		Retail: 4.5%
53,000	@, L	Autonation, Inc.	958,240
60,000	@	Big Lots, Inc.	2,185,200
25,000		Gap, Inc.	577,750
96,000		Limited Brands, Inc.	2,363,520
112,000		Macy’s, Inc.	2,438,240
27,000	@	Signet Jewelers Ltd.	873,180
			9,396,130
		Software: 1.0%
86,000		CA, Inc.	2,018,420
			2,018,420
		Telecommunications: 4.5%
66,000	@	Amdocs Ltd.	1,987,260
57,000		AT&T, Inc.	1,472,880
20,000		Telephone & Data Systems, Inc.	677,000
171,000		Verizon Communications, Inc.	5,304,420
			9,441,560

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Transportation: 2.3%
28,000		Overseas Shipholding Group		$1,098,440
40,000		Ryder System, Inc.		1,550,400
44,000		Tidewater, Inc.		2,079,880
				4,728,720
		Total Common Stock
		(Cost $185,578,684)		208,246,520
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.2%
267,148		ING Institutional Prime Money Market Fund - Class I		267,148
		Total Mutual Fund
		(Cost $267,148)		267,148
		Securities Lending Collateral(cc): 0.5%
870,188		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		870,188
266,221	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		212,977
		Total Securities Lending Collateral
		(Cost $1,136,409)		1,083,165
		Total Short-Term Investments
		(Cost $1,403,557)		1,350,313
		Total Investments in Securities
		(Cost $186,982,241)*	100.6%	$209,596,833
		Other Assets and Liabilities - Net	(0.6)	(1,238,158)
		Net Assets	100.0%	$208,358,675

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $191,162,047.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,221,689
		Gross Unrealized Depreciation		(7,786,903)
		Net Unrealized Appreciation		$18,434,786

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$208,246,520	$—	$—	$208,246,520
Short-Term Investments	1,137,336	—	212,977	1,350,313
Total Investments, at value	$209,383,856	$—	$212,977	$209,596,833

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$212,977	$—	$—	$—	$—	$—	$—	$—	$212,977
Total Investments, at value	$212,977	$—	$—	$—	$—	$—	$—	$—	$212,977

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 36.6%
		Australia: 1.0%
466,364		Lend Lease Corp. Ltd.	$3,702,697
			3,702,697
		Brazil: 0.2%
79,300	@	BR Malls Participacoes S.A.	936,430
			936,430
		Canada: 0.6%
154,300		Brookfield Properties Co.	2,370,048
			2,370,048
		China: 0.5%
1,038,700		Shimao Property Holdings Ltd.	1,905,400
			1,905,400
		Hong Kong: 16.2%
895,670		Cheung Kong Holdings Ltd.	11,517,459
374,100		Great Eagle Holding Co.	1,048,893
496,000		Hang Lung Group Ltd.	2,627,129
910,700		Hang Lung Properties Ltd.	3,664,363
543,700		Henderson Land Development Co. Ltd.	3,821,952
917,700		Hongkong Land Holdings Ltd.	4,646,069
229,800		Hysan Development Co. Ltd.	663,701
835,590		Kerry Properties Ltd.	4,475,379
1,657,400		Sun Hung Kai Properties Ltd.	24,870,934
806,175		Wharf Holdings Ltd.	4,535,710
			61,871,589
		Italy: 0.1%
229,670	L	Beni Stabili S.p.A.	222,263
			222,263
		Japan: 10.7%
42,017		Daito Trust Construction Co. Ltd.	2,031,643
326,700	L	Daiwa House Industry Co. Ltd.	3,692,700
794,057		Mitsubishi Estate Co. Ltd.	13,013,726
767,682	L	Mitsui Fudosan Co. Ltd.	13,066,598
439,968	L	Sumitomo Realty & Development Co. Ltd.	8,395,408
208,000		Tokyo Tatemono Co. Ltd.	749,608
			40,949,683
		Norway: 0.9%
1,750,880	@	Norwegian Property ASA	3,654,957
			3,654,957
		Singapore: 1.6%
1,731,550		CapitaLand Ltd.	4,902,489
154,400	L	City Developments Ltd.	1,167,843
			6,070,332
		Sweden: 1.1%
192,600	L	Castellum AB	1,938,928
246,760	L	Hufvudstaden AB	2,110,168
			4,049,096
		Switzerland: 0.7%
43,880	@	Swiss Prime Site AG	2,748,025
			2,748,025
		United Kingdom: 1.4%
406,260	I	Atrium European Real Estate Ltd.	2,601,772
483,290		Grainger PLC	990,220
199,020		Helical Bar PLC	1,020,893
415,800		Safestore Holdings Ltd.	905,800
			5,518,685
		United States: 1.6%
69,000	@	Hyatt Hotels Corp.	2,688,240
23,900	@	Pebblebrook Hotel Trust	502,617
61,100		Starwood Hotels & Resorts Worldwide, Inc.	2,849,704
			6,040,561
		Total Common Stock
		(Cost $118,599,393)	140,039,766
REAL ESTATE INVESTMENT TRUSTS: 61.3%
		Australia: 9.3%
844,000		CFS Retail Property Trust	1,450,432
6,206,871		Dexus Property Group	4,607,753
6,267,200		GPT Group	3,304,442
10,724,300		Macquarie Goodman Group	6,427,032
1,889,710		Mirvac Group	2,553,167
1,458,220		Stockland	5,326,983
1,070,820		Westfield Group	11,832,638
			35,502,447
		Canada: 1.6%
63,200		Calloway Real Estate Investment Trust	1,319,817
27,600		Canadian Real Estate Investment Trust	751,381

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Canada (continued)
65,400		Primaris Retail Real Estate	$1,081,790
162,000	L	RioCan Real Estate Investment Trust	2,947,630
			6,100,618
		France: 4.8%
142,956		Klepierre	5,601,193
68,347		Mercialys	2,454,480
10,330		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,304,744
45,129		Unibail	9,136,389
			18,496,806
		Hong Kong: 0.8%
1,199,400		Link Real Estate Investment Trust	2,955,355
			2,955,355
		Japan: 3.3%
251		Frontier Real Estate Investment Corp.	1,950,555
184		Japan Logistics Fund, Inc.	1,474,828
301		Japan Real Estate Investment Corp.	2,568,312
964		Japan Retail Fund Investment Corp.	1,136,315
420		Kenedix Realty Investment Corp.	1,129,392
137		Nippon Accommodations Fund, Inc.	705,426
466		Orix JREIT, Inc.	2,114,342
254		United Urban Investment Corp.	1,464,003
			12,543,173
		Netherlands: 0.8%
44,513		Corio NV	2,970,592
			2,970,592
		Singapore: 1.9%
2,520,780		Ascendas Real Estate Investment Trust	3,456,162
1,439,000		CapitaCommercial Trust	1,110,480
923,679		CapitaMall Trust	1,166,622
746,000		Frasers Centrepoint Trust	714,297
867,000		Suntec Real Estate Investment Trust	829,708
			7,277,269
		United Kingdom: 4.7%
652,563		British Land Co. PLC	4,756,530
86,200		Derwent Valley Holdings PLC	1,787,736
170,100		Great Portland Estates PLC	813,175
301,819		Hammerson PLC	1,801,071
734,793		Land Securities Group PLC	7,555,491
258,322		Segro PLC	1,254,966
			17,968,969
		United States: 34.1%
72,751		Acadia Realty Trust	1,299,333
39,300		Alexandria Real Estate Equities, Inc.	2,656,680
147,600		AMB Property Corp.	4,020,624
155,800		Apartment Investment & Management Co.	2,868,278
66,225		AvalonBay Communities, Inc.	5,718,529
32,900		Boston Properties, Inc.	2,481,976
71,700		BRE Properties, Inc.	2,563,275
67,800		Camden Property Trust	2,822,514
180,400		Developers Diversified Realty Corp.	2,195,468
47,400	L	Digital Realty Trust, Inc.	2,569,080
214,500		Duke Realty Corp.	2,659,800
192,200		Equity Residential	7,524,630
64,800		Extra Space Storage, Inc.	821,664
56,400		Federal Realty Investment Trust	4,106,484
92,500		Highwoods Properties, Inc.	2,935,025
605,121		Host Hotels & Resorts, Inc.	8,865,021
165,400		Liberty Property Trust	5,613,676
221,665		Macerich Co.	8,491,986
140,000		Nationwide Health Properties, Inc.	4,921,000
519,300		ProLogis	6,854,760
24,594		Public Storage, Inc.	2,262,402
95,200		Regency Centers Corp.	3,567,144
134,361	S	Simon Property Group, Inc.	11,272,888
66,400		SL Green Realty Corp.	3,802,728
71,500		Tanger Factory Outlet Centers, Inc.	3,085,940
76,600		Taubman Centers, Inc.	3,057,872
246,375		UDR, Inc.	4,346,055
119,700		Ventas, Inc.	5,683,356
149,131		Vornado Realty Trust	11,289,217
			130,357,405
		Total Real Estate Investment Trusts
		(Cost $169,453,048)	234,172,634
MUTUAL FUNDS: 0.9%
		Australia: 0.8%
6,000,800	**	ING Office Fund	3,213,083
			3,213,083
		Luxembourg: 0.1%
60,268	@	Prologis European Properties	424,166
			424,166
		Total Mutual Funds
		(Cost $3,527,623)	3,637,249
		Total Long-Term Investments
		(Cost $291,580,064)	377,849,649

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 7.4%
		Affiliated Mutual Fund: 0.8%
3,171,443		ING Institutional Prime Money Market Fund - Class I		$3,171,443
		Total Mutual Fund
		(Cost $3,171,443)		3,171,443
		Securities Lending Collateral(cc): 6.6%
24,747,324		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		24,747,324
372,743	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		298,194
		Total Securities Lending Collateral
		(Cost $25,120,067)		25,045,518
		Total Short-Term Investments
		(Cost $28,291,510)		28,216,961
		Total Investments in Securities
		(Cost $319,871,574)*	106.2%	$406,066,610
		Other Assets and Liabilities - Net	(6.2)	(23,797,134)
		Net Assets	100.0%	$382,269,476

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $390,962,764.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,182,286
		Gross Unrealized Depreciation		(76,078,440)
		Net Unrealized Appreciation		$15,103,846

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	6.9%
Closed-End Funds	0.1
Diversified	23.7
Health Care	2.8
Holding Companies - Diversified	1.2
Home Builders	1.0
Hotels	2.4
Lodging	1.7
Office Property	4.9
Open-End Funds	0.8
Real Estate	32.4
Regional Malls	6.0
Shopping Centers	10.7
Storage	0.8
Storage/Warehousing	0.2
Warehouse/Industrial	3.2
Short-Term Investments	7.4
Other Assets and Liabilities - Net	(6.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,702,697	$—	$3,702,697
Brazil	936,430	—	—	936,430
Canada	2,370,048	—	—	2,370,048
China	—	1,905,400	—	1,905,400
Hong Kong	—	61,871,589	—	61,871,589
Italy	—	222,263	—	222,263
Japan	—	40,949,683	—	40,949,683
Norway	—	3,654,957	—	3,654,957
Singapore	—	6,070,332	—	6,070,332
Sweden	—	4,049,096	—	4,049,096
Switzerland	—	2,748,025	—	2,748,025
United Kingdom	—	5,518,685	—	5,518,685
United States	6,040,561	—	—	6,040,561
Total Common Stock	9,347,039	130,692,727	—	140,039,766
Real Estate Investment Trusts	136,458,023	97,714,611	—	234,172,634
Mutual Funds	—	3,637,249	—	3,637,249
Short-Term Investments	27,918,767	—	298,194	28,216,961
Total Investments, at value	$173,723,829	$232,044,587	$298,194	$406,066,610

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194
Total Investments, at value	$298,194	$—	$—	$—	$—	$—	$—	$—	$298,194

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 2.3%
		Hotels: 0.1%
28,600	@	Pebblebrook Hotel Trust	$601,458
			601,458
		Lodging: 2.2%
139,700	@	Hyatt Hotels Corp.	5,442,712
114,700		Starwood Hotels & Resorts Worldwide, Inc.	5,349,608
			10,792,320
		Total Common Stock
		(Cost $8,973,005)	11,393,778
REAL ESTATE INVESTMENT TRUSTS: 96.4%
		Apartments: 15.3%
375,478		Apartment Investment & Management Co.	6,912,550
208,192		AvalonBay Communities, Inc.	17,977,379
211,320		BRE Properties, Inc.	7,554,690
158,700		Camden Property Trust	6,606,681
620,671		Equity Residential	24,299,270
628,403		UDR, Inc.	11,085,029
			74,435,599
		Diversified: 12.5%
297,700		Colonial Properties Trust	3,834,376
130,757	L	Digital Realty Trust, Inc.	7,087,029
196,937		Duke Realty Corp.	2,442,019
451,845		Liberty Property Trust	15,335,619
426,633		Vornado Realty Trust	32,296,118
			60,995,161
		Health Care: 10.8%
449,752		HCP, Inc.	14,841,816
96,195		Health Care Real Estate Investment Trust, Inc.	4,350,900
399,819		Nationwide Health Properties, Inc.	14,053,638
410,140		Ventas, Inc.	19,473,447
			52,719,801
		Hotels: 6.3%
426,121		Hospitality Properties Trust	10,205,598
1,413,168		Host Hotels & Resorts, Inc.	20,702,911
			30,908,509
		Manufactured Homes: 1.4%
124,266		Equity Lifestyle Properties, Inc.	6,695,452
			6,695,452
		Office Property: 11.8%
161,971		Alexandria Real Estate Equities, Inc.	10,949,240
255,496		Boston Properties, Inc.	19,274,618
641,200		Brandywine Realty Trust	7,829,052
262,647		Highwoods Properties, Inc.	8,333,789
195,454		SL Green Realty Corp.	11,193,651
			57,580,350
		Regional Malls: 15.6%
386,700		CBL & Associates Properties, Inc.	5,297,790
417,723		Macerich Co.	16,002,968
564,911	S	Simon Property Group, Inc.	47,396,033
187,874		Taubman Centers, Inc.	7,499,930
			76,196,721
		Shopping Centers: 10.9%
239,960		Acadia Realty Trust	4,285,686
659,300		Developers Diversified Realty Corp.	8,023,681
192,488		Federal Realty Investment Trust	14,015,051
484,778		Kimco Realty Corp.	7,581,928
313,203		Regency Centers Corp.	11,735,716
180,749		Tanger Factory Outlet Centers, Inc.	7,801,127
			53,443,189
		Storage: 5.5%
296,796		Extra Space Storage, Inc.	3,763,373
202,764		Public Storage, Inc.	18,652,260
581,000		U-Store-It Trust	4,183,200
			26,598,833
		Warehouse/Industrial: 6.3%
510,778		AMB Property Corp.	13,913,593
1,272,963		ProLogis	16,803,112
			30,716,705
		Total Real Estate Investment Trusts
		(Cost $324,257,503)	470,290,320
		Total Long-Term Investments
		(Cost $333,230,508)	481,684,098

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 1.3%
6,299,924		ING Institutional Prime Money Market Fund - Class I		$6,299,924
		Total Mutual Fund
		(Cost $6,299,924)		6,299,924
		Securities Lending Collateral(cc): 2.0%
6,874,392		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		6,874,392
3,758,883	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		3,007,107
		Total Securities Lending Collateral
		(Cost $10,633,275)		9,881,499
		Total Short-Term Investments
		(Cost $16,933,199)		16,181,423
		Total Investments in Securities
		(Cost $350,163,707)*	102.0%	$497,865,521
		Other Assets and Liabilities - Net	(2.0)	(9,769,540)
		Net Assets	100.0%	$488,095,981

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $410,286,519.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$149,378,814
		Gross Unrealized Depreciation		(61,799,812)
		Net Unrealized Appreciation		$87,579,002

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$11,393,778	$—	$—	$11,393,778
Real Estate Investment Trusts	470,290,320	—	—	470,290,320
Short-Term Investments	13,174,316	—	3,007,107	16,181,423
Total Investments, at value	$494,858,414	$—	$3,007,107	$497,865,521

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107
Total Investments, at value	$3,007,107	$—	$—	$—	$—	$—	$—	$—	$3,007,107

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Biotechnology: 22.1%
91,207	@	Alexion Pharmaceuticals, Inc.	$4,958,925
31,018	@	AMAG Pharmaceuticals, Inc.	1,082,838
112,853	@	Amgen, Inc.	6,744,095
34,023	@	Celera Corp.	241,563
96,164	@	Celgene Corp.	5,958,321
53,581	@	Dendreon Corp.	1,954,099
257,300	@	Enzo Biochem, Inc.	1,548,946
40,317	@	Genzyme Corp.	2,089,630
97,456	@	Gilead Sciences, Inc.	4,432,299
77,486	@	Human Genome Sciences, Inc.	2,340,077
201,994	@	Incyte Corp.	2,819,836
45,837	@	Life Technologies Corp.	2,395,900
115,469	@	Myriad Genetics, Inc.	2,777,029
106,864	@	Nanosphere, Inc.	511,879
352,773	@	Novavax, Inc.	814,906
406,420	@	RTI Biologics, Inc.	1,759,799
48,981	@	United Therapeutics Corp.	2,710,119
92,980	@	Vertex Pharmaceuticals, Inc.	3,800,093
189,618	@	Zymogenetics, Inc.	1,086,511
			50,026,865
		Chemicals: 3.2%
34,628		Bayer AG	2,339,820
58,946		Lonza Group AG	4,815,045
			7,154,865
		Healthcare - Products: 26.3%
91,416	@	AGA Medical Holdings, Inc.	1,485,510
112,161	@	Arthrocare Corp.	3,333,425
78,543		Baxter International, Inc.	4,571,203
31,798		Becton Dickinson & Co.	2,503,457
166,914	@	Boston Scientific Corp.	1,205,119
88,887	@	Cepheid, Inc.	1,553,745
65,375		Covidien PLC	3,287,055
143,855	@	Electro-Optical Sciences, Inc.	1,067,404
45,752		Fresenius AG	3,406,101
31,919	@	HeartWare International, Inc.	1,419,438
133,390	@	Inverness Medical Innovations, Inc.	5,195,541
35,782		Johnson & Johnson	2,332,986
61,500		Medtronic, Inc.	2,769,345
135,625	@	NMT Medical, Inc.	614,381
19,183	@	NuVasive, Inc.	867,072
132,901	@	Qiagen NV	3,055,394
47,794	@	Resmed, Inc.	3,042,088
84,460	@	St. Jude Medical, Inc.	3,467,083
71,988		Stryker Corp.	4,119,153
106,954	@	Thoratec Corp.	3,577,611
68,871	@	Zimmer Holdings, Inc.	4,077,163
105,835	@	Zoll Medical Corp.	2,789,811
			59,740,085
		Healthcare - Services: 4.7%
71,968		Aetna, Inc.	2,526,796
81,978		Cigna Corp.	2,998,755
48,391		Fresenius Medical Care AG & Co. KGaA	2,726,504
126,548	@	Orchid Cellmark, Inc.	240,441
69,481		UnitedHealth Group, Inc.	2,269,944
			10,762,440
		Pharmaceuticals: 38.3%
60,734		Abbott Laboratories	3,199,467
52,196		Allergan, Inc.	3,409,443
1,768,041	@	Antisoma PLC	200,782
70,182	@	Auxilium Pharmaceuticals, Inc.	2,186,871
104,298	@	Biodel, Inc.	445,352
12,621	@	BioMarin Pharmaceuticals, Inc.	294,953
176,041		Biovail Corp.	2,952,208
180,692		Bristol-Myers Squibb Co.	4,824,476
129,434		Cardinal Health, Inc.	4,663,507
46,373	@	Cephalon, Inc.	3,143,162
254,468	@	Dyax Corp.	867,736
167,527	@	Eurand NV	1,889,705
61,392	@	Express Scripts, Inc.	6,247,250
70,804	@	Forest Laboratories, Inc.	2,220,413
214,160	@	Inspire Pharmaceuticals, Inc.	1,336,358
406,892	@	King Pharmaceuticals, Inc.	4,785,050
224,322	@	MAP Pharmaceuticals, Inc.	3,564,477
70,191	@	Medco Health Solutions, Inc.	4,531,531
179,237		Merck & Co., Inc.	6,694,502
71,282	@	Par Pharmaceutical Cos., Inc.	1,767,794

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
368,827		Pfizer, Inc.		$6,325,382
96,350	@	Salix Pharmaceuticals Ltd.		3,589,038
78,802	@	Savient Pharmaceuticals, Inc.		1,138,689
68,485		Shire PLC ADR		4,517,271
64,266		Teva Pharmaceutical Industries Ltd. ADR		4,053,899
827,595	@	Theratechnologies, Inc.		4,139,401
154,505	@	Warner Chilcott PLC		3,947,603
				86,936,320
		Retail: 2.0%
125,190		CVS Caremark Corp.		4,576,946
				4,576,946
		Software: 1.0%
1,850,000		Careview Communications, Inc.		1,961,000
1,823,990	@, I	Medipattern Corp.		215,506
				2,176,506
		Total Common Stock
		(Cost $190,986,458)		221,374,027
WARRANTS: 0.1%
		Biotechnology: 0.1%
133,228		Novavax, Inc.		184,594
		Total Warrants
		(Cost $-)		184,594
		Total Long-Term Investments
		(Cost $190,986,458)		221,558,621
SHORT-TERM INVESTMENTS: 4.7%
		Affiliated Mutual Fund: 4.7%
10,764,569		ING Institutional Prime Money Market Fund - Class I		10,764,569
		Total Short-Term Investments
		(Cost $10,764,569)		10,764,569
		Total Investments in Securities
		(Cost $201,751,027)*	102.4%	$232,323,190
		Other Assets and Liabilities - Net	(2.4)	(5,453,124)
		Net Assets	100.0%	$226,870,066

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
	*	Cost for federal income tax purposes is $202,821,634.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$38,563,104
		Gross Unrealized Depreciation		(9,061,548)
		Net Unrealized Appreciation		$29,501,556

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Biotechnology	$50,026,865	$—	$—	$50,026,865
Chemicals	—	7,154,865	—	7,154,865
Healthcare - Products	56,333,984	3,406,101	—	59,740,085
Healthcare - Services	8,035,936	2,726,504	—	10,762,440
Pharmaceuticals	86,735,538	200,782	—	86,936,320
Retail	4,576,946	—	—	4,576,946
Software	2,176,506	—	—	2,176,506
Total Common Stock	207,885,775	13,488,252	—	221,374,027
Warrants	—	184,594	—	184,594
Short-Term Investments	10,764,569	—	—	10,764,569
Total Investments, at value	$218,650,344	$13,672,846	$—	$232,323,190

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 1.7%
184,521		Omnicom Group	$7,161,260
			7,161,260
		Apparel: 3.3%
629,475	@	Timberland Co.	13,432,997
			13,432,997
		Beverages: 0.8%
57,041		Coca-Cola Co.	3,137,255
			3,137,255
		Biotechnology: 7.5%
208,325	@	Amgen, Inc.	12,449,502
321,763	@	Biogen Idec, Inc.	18,456,326
			30,905,828
		Commercial Services: 12.8%
110,772		Automatic Data Processing, Inc.	4,926,031
99,350	@	CoStar Group, Inc.	4,125,012
847,976		SEI Investments Co.	18,630,033
71,070	@	Verisk Analytics, Inc.	2,004,174
254,700		Visa, Inc.	23,185,340
			52,870,590
		Cosmetics/Personal Care: 0.7%
47,314		Procter & Gamble Co.	2,993,557
			2,993,557
		Diversified Financial Services: 4.9%
224,398		American Express Co.	9,258,661
385,574		Legg Mason, Inc.	11,054,407
			20,313,068
		Food: 2.5%
263,080		McCormick & Co., Inc.	10,091,749
			10,091,749
		Healthcare - Products: 4.8%
137,382		Medtronic, Inc.	6,186,311
228,741	@	Zimmer Holdings, Inc.	13,541,467
			19,727,778
		Healthcare - Services: 0.2%
14,499	@	WellPoint, Inc.	933,446
			933,446
		Household Products/Wares: 1.6%
101,309		Clorox Co.	6,497,959
			6,497,959
		Insurance: 0.9%
147,255		Marsh & McLennan Cos., Inc.	3,595,967
			3,595,967
		Internet: 15.6%
207,777	@	Amazon.com, Inc.	28,201,572
272,154	@	Blue Nile, Inc.	14,973,913
37,365	@	Google, Inc. - Class A	21,186,329
			64,361,814
		Media: 4.4%
246,653		Factset Research Systems, Inc.	18,096,931
			18,096,931
		Oil & Gas: 0.2%
5,093		Chevron Corp.	386,202
7,542		ConocoPhillips	385,924
			772,126
		Oil & Gas Services: 3.5%
177,861		Schlumberger Ltd.	11,287,059
186,713	@	Weatherford International Ltd.	2,961,268
			14,248,327
		Pharmaceuticals: 4.5%
185,934		Merck & Co., Inc.	6,944,635
211,092		Novartis AG ADR	11,420,077
			18,364,712
		Retail: 1.6%
105,710		Home Depot, Inc.	3,419,719
61,315		Target Corp.	3,225,169
			6,644,888
		Semiconductors: 6.8%
774,063		Altera Corp.	18,817,472
133,600		Analog Devices, Inc.	3,850,352
192,775		Linear Technology Corp.	5,451,677
			28,119,501
		Software: 9.3%
270,610		Microsoft Corp.	7,920,755
372,810	@	MSCI, Inc. - Class A	13,458,441
656,467		Oracle Corp.	16,864,637
			38,243,833

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications: 4.3%
301,770	@	Cisco Systems, Inc.		$7,855,073
239,330		Qualcomm, Inc.		10,049,467
				17,904,540
		Transportation: 7.1%
516,526		Expeditors International Washington, Inc.		19,070,140
158,340		United Parcel Service, Inc. - Class B		10,198,679
				29,268,819
		Total Common Stock
		(Cost $327,815,607)		407,686,945
SHORT-TERM INVESTMENTS: 2.5%
		Affiliated Mutual Fund: 2.5%
10,312,421		ING Institutional Prime Money Market Fund - Class I		10,312,421
		Total Short-Term Investments
		(Cost $10,312,421)		10,312,421
		Total Investments in Securities
		(Cost $338,128,028)*	101.5%	$417,999,366
		Other Assets and Liabilities - Net	(1.5)	(6,229,915)
		Net Assets	100.0%	$411,769,451

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $339,988,226.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$85,189,998
		Gross Unrealized Depreciation		(7,178,858)
		Net Unrealized Appreciation		$78,011,140

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$407,686,945	$—	$—	$407,686,945
Short-Term Investments	10,312,421	—	—	10,312,421
Total Investments, at value	$417,999,366	$—	$—	$417,999,366

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Advertising: 0.0%
1,994	@	Interpublic Group of Cos., Inc.	$16,590
			16,590
		Apparel: 0.3%
28,680	L	Columbia Sportswear Co.	1,506,560
1,490,000		Shenzhou International Group Holdings Ltd.	2,147,567
			3,654,127
		Auto Parts & Equipment: 0.8%
47,327	@	Amerigon, Inc.	478,476
221,759	@, L	Fuel Systems Solutions, Inc.	7,087,418
3,700,000	L	Geely Automobile Holdings Ltd.	1,954,478
22,000		Minth Group Ltd.	36,821
902,112	@	New Focus Auto Tech Holdings Ltd.	211,462
			9,768,655
		Banks: 1.2%
247,000		Aozora Bank Ltd.	349,467
99,287		Bank of Baroda	1,411,179
6,500		Barclays PLC ADR	141,375
40		Jammu & Kashmir Bank Ltd.	607
126,200	L	Sumitomo Mitsui Financial Group, Inc.	4,180,978
1,265,569		Union Bank of India	8,238,370
			14,321,976
		Beverages: 0.8%
220,910		Molson Coors Brewing Co.	9,291,475
			9,291,475
		Biotechnology: 1.8%
85,500	@, L	3SBio, Inc. ADR	1,058,490
64,400	L	Abcam PLC	1,230,397
203,462	@, L	AMAG Pharmaceuticals, Inc.	7,102,858
13,999	@	Bio-Rad Laboratories, Inc.	1,449,176
288,671	@, L	Harvard Bioscience, Inc.	1,117,157
43,900	@, L	Immunogen, Inc.	355,151
7,430,000	@	Mingyuan Medicare Development Co. Ltd.	1,126,664
31,161	@, L	Sangamo Biosciences, Inc.	168,893
170,697	@	Vertex Pharmaceuticals, Inc.	6,976,386
17,700		Zeltia SA	93,779
			20,678,951
		Building Materials: 0.2%
70,000		Asahi Glass Co. Ltd.	789,546
166,681		Blue Star Ltd.	1,352,734
			2,142,280
		Chemicals: 1.1%
75		Asian Paints Ltd.	3,405
74,244		FMC Corp.	4,494,732
269,493		Sensient Technologies Corp.	7,831,467
76,277	@, L	Zoltek Cos., Inc.	735,310
			13,064,914
		Commercial Services: 3.1%
462,840	@, L	Bridgepoint Education, Inc.	11,376,607
68,600	@, L	China Distance Education Holdings Ltd. ADR	405,426
55,489		Corporate Executive Board Co.	1,475,453
14,261		CRISIL Ltd.	1,660,165
46,188		Equifax, Inc.	1,653,530
1,113		ICRA Ltd.	21,807
5,342		Info Edge India Ltd.	103,760
244,400		JobStreet Corp. Bhd	149,847
1,012		MegaStudy Co. Ltd.	166,836
1,036,514		Michael Page International PLC	6,290,853
7,238		R Stahl AG	196,499
138,447	@	Randstad Holdings NV	6,574,693
34,000		RR Donnelley & Sons Co.	725,900
147,162	@	SAIC, Inc.	2,604,767
141,413		SEI Investments Co.	3,106,844
			36,512,987
		Computers: 2.2%
335,255		Asustek Computer, Inc.	583,807
3,168	@	Computer Task Group, Inc.	22,968
413,956	@, L	Gemalto NV	17,934,041
68,600	@	Ingenico	1,713,884
176,032		Ingenico	4,397,937
1,500		Lenovo Group Ltd. ADR	20,700
16,439		NIIT Technologies Ltd.	62,138
53,800	@	VanceInfo Technologies, Inc. ADR	1,199,202
			25,934,677
		Cosmetics/Personal Care: 0.0%
19,400		Kalina ADR	486,310
			486,310

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.5%
3,268,700		Digital China Holdings Ltd.	$5,541,642
			5,541,642
		Diversified Financial Services: 1.3%
100,400		Ameriprise Financial, Inc.	4,554,144
23		Housing Development Finance Corp.	1,391
471,768		Janus Capital Group, Inc.	6,741,565
5,102	@	Kenedix, Inc.	1,497,318
458,800		Marusan Securities Co. Ltd.	2,795,784
			15,590,202
		Electric: 0.1%
140,850	@	Calpine Corp.	1,674,707
			1,674,707
		Electrical Components & Equipment: 0.1%
333,080		Fortune Electric Co. Ltd.	289,810
19,600	@	Vestas Wind Systems A/S	1,066,327
			1,356,137
		Electronics: 1.3%
11,924		Gentex Corp.	231,564
79,200		Lumax International Corp. Ltd.	143,246
300,666		MIC Electronics Ltd.	276,549
277,476	@	Thermo Fisher Scientific, Inc.	14,273,365
100	@	Trimble Navigation Ltd.	2,872
			14,927,596
		Engineering & Construction: 1.2%
60,565		Fluor Corp.	2,816,878
247,707	@	Jacobs Engineering Group, Inc.	11,193,879
297,799		Praj Industries Ltd.	571,534
			14,582,291
		Entertainment: 0.0%
39,019		Cinemax India Ltd.	54,614
			54,614
		Food: 3.0%
5,842		Britannia Industries Ltd.	208,005
60,500		Campbell Soup Co.	2,138,675
13,000		Daikokutenbussan Co. Ltd.	388,795
14,976,780	@	Heng Tai Consumables Group Ltd.	1,522,774
578,800		Kroger Co.	12,536,808
415,000		Toyo Suisan Kaisha Ltd.	10,737,345
10,693,000	L	Want Want China Holdings Ltd.	7,578,980
			35,111,382
		Gas: 0.1%
21,400		Sempra Energy	1,067,860
			1,067,860
		Healthcare - Products: 4.4%
354,000	@	Aspen Pharmacare Holdings Ltd.	3,864,394
2,100	@	CareFusion Corp.	55,503
121,686	@	Edwards Lifesciences Corp.	12,032,312
105,861	@, L	Electro-Optical Sciences, Inc.	785,489
18,044		Hengan International Group Co. Ltd.	134,513
269,280	@	Kinetic Concepts, Inc.	12,874,277
72,436	@	Masimo Corp.	1,923,176
20,400		Meridian Bioscience, Inc.	415,548
56,000	L	Nobel Biocare Holding AG	1,496,244
245,069	@, L	Qiagen NV	5,634,136
788,000		Shandong Weigao Group Medical Polymer Co. Ltd.	3,292,481
265,649		Steris Corp.	8,941,745
54,549	@	ThermoGenesis Corp.	38,190
12,309	@	Vascular Solutions, Inc.	110,658
			51,598,666
		Healthcare - Services: 1.9%
190,145	@	Centene Corp.	4,571,086
31,597	@	IPC The Hospitalist Co., Inc.	1,109,371
115,696	@, L	Laboratory Corp. of America Holdings	8,759,344
244	L	Message Co. Ltd.	523,910
53,996		Quest Diagnostics	3,147,427
302,270	@	Res-Care, Inc.	3,624,217
44,179	@	US Physical Therapy, Inc.	768,715
			22,504,070
		Holding Companies - Diversified: 0.3%
814,164	@	MAX India Ltd.	3,752,471
23,483	@	Prakash Industries Ltd.	116,132
681		REI Agro Ltd.	744
			3,869,347
		Household Products/Wares: 0.6%
141,492		Tupperware Corp.	6,822,744
			6,822,744
		Insurance: 7.1%
33,721		Admiral Group PLC	676,048
4,200		Aflac, Inc.	228,018
200		Axis Capital Holdings Ltd.	6,252
238,118		Chubb Corp.	12,346,418
23,887		CNinsure, Inc. ADR	635,633

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Insurance (continued)
59,067		Lincoln National Corp.		$1,813,357
1,867,819	L	Old Republic International Corp.		23,683,945
131,132		Presidential Life Corp.		1,307,386
330,536		Progressive Corp.		6,309,932
355,316		Protective Life Corp.		7,813,399
546,641		Reinsurance Group of America, Inc.		28,709,585
				83,529,973
		Internet: 11.9%
113,077	@, L	Constant Contact, Inc.		2,625,648
1,607,229	@	eBay, Inc.		43,314,819
32		F@N Communications, Inc	.	40,213
200	@	Internet Brands, Inc.		1,844
116	@, L	LoopNet, Inc.		1,304
2,326	@	Move, Inc.		4,861
768,693	@, L	NetFlix, Inc.		56,683,422
9,075	@	NHN Corp.		1,445,040
2,700		Proto Corp.		91,644
206	@	Rediff.Com India Ltd. ADR		538
581,204	@, L	Shanda Interactive Entertainment Ltd. ADR		25,334,682
183,046	@	Valueclick, Inc.		1,856,086
119,900	@	VeriSign, Inc.		3,118,599
121,666	@, L	WebMD Health Corp.		5,642,869
30,806	@	YedangOnline Corp.		161,883
				140,323,452
		Leisure Time: 0.0%
19,336	@, L	Interval Leisure Group, Inc.		281,532
				281,532
		Lodging: 0.7%
292,800		Minor International PCL		99,473
128,000		Shangri-La Asia Ltd.		250,880
168,881		Starwood Hotels & Resorts Worldwide, Inc	.	7,876,610
45,009		TAJ GVK Hotels & Resorts Ltd	.	157,686
				8,384,649
		Machinery - Diversified: 1.9%
570,318	@	AGCO Corp.		20,457,307
1,951	@	Bell Equipment Ltd.		3,105
22,400	@, L	Hollysys Automation Technologies Ltd.		257,824
186,000		Nippon Thompson Co. Ltd.		1,296,433
46,000	@, I, X	Uzel Makina Sanayii AS		11,820
4,600	I, X	Uzel Makina Sanayii AS		1,182
				22,027,671
		Media: 1.6%
573,154	@	DEN Networks Ltd.		2,499,051
13,691	@	Entertainment Network India Ltd.		61,584
480,933		Walt Disney Co.		16,789,371
				19,350,006
		Metal Fabricate/Hardware: 0.0%
1,694,000		EVA Precision Industrial Holdings Ltd.		544,291
				544,291
		Mining: 4.0%
42,800		Agnico-Eagle Mines Ltd.		2,382,676
67,400		Barrick Gold Corp.		2,586,105
73,300	@	Centerra Gold, Inc.		959,868
26,000	@	Eldorado Gold Corp.		314,080
1,069,400	@	Eldorado Gold Corp. (Canadian Denominated Security)		12,982,525
6,100		Franco-Nevada Corp.		163,664
546,900		Iamgold Corp.		7,269,384
131,400	L	Kinross Gold Corp.		2,245,626
8,300		Kinross Gold Corp.		141,949
532,289		Lihir Gold Ltd.		1,496,183
216,500	@	Minefinders Corp.		2,001,610
396,632		Newcrest Mining Ltd.		11,958,382
87,434		Yamana Gold, Inc.		861,225
156,200		Yamana Gold, Inc. (Canadian Denominated Security)		1,545,621
				46,908,898
		Miscellaneous Manufacturing: 0.9%
225,288	@	Cooper Industries PLC		10,800,307
				10,800,307
		Office/Business Equipment: 1.3%
1,521,554		Xerox Corp.		14,835,152
				14,835,152
		Oil & Gas: 4.5%
316,984		Ensco International PLC ADR		14,194,544
74,900		Helmerich & Payne, Inc	.	2,852,192
33,920		Marathon Oil Corp.		1,073,229
822,225	@	Nabors Industries Ltd.		16,140,277
21,800		Noble Corp.		911,676
1,052,711	@	Parker Drilling Co.		5,189,865
831,659		Patterson-UTI Energy, Inc.		11,618,276
20,300	@	Plains Exploration & Production Co	.	608,797
				52,588,856
		Oil & Gas Services: 2.0%
241,646		BJ Services Co.		5,171,224

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Oil & Gas Services (continued)
397,851	@	Dresser-Rand Group, Inc.		$12,500,478
178,470	@	Helix Energy Solutions Group, Inc.		2,325,464
708,717	@	Newpark Resources		3,720,764
7,200	@	Weatherford International Ltd.		114,192
				23,832,122
		Pharmaceuticals: 1.1%
22,479	@, L	Ardea Biosciences, Inc.		410,467
31,808		Cadila Healthcare Ltd.		586,579
5,300		China Pharma Holdings, Inc.		17,702
10,445		Cipla Ltd.		78,704
331,098	@	Endo Pharmaceuticals Holdings, Inc.		7,843,712
416,403		Piramal Healthcare Ltd.		3,938,270
5,348	@, L	USANA Health Sciences, Inc.		167,981
				13,043,415
		Real Estate: 0.8%
184,000		Allgreen Properties Ltd.		156,107
100		Cyrela Commercial Properties SA Empreendimentos e Participacoes		679
16,095		DLF Ltd.		110,628
82,670	L	Goldcrest Co. Ltd.		2,191,688
32,000		Hang Lung Properties Ltd.		128,758
240,900		Iguatemi Empresa de Shopping Centers S.A.		4,061,170
471,132	@	Indiabulls Real Estate Ltd.		1,599,222
2,349,600		New World China Land Ltd.		837,011
894	@	Songbird Estates PLC		2,244
180,000	I, X	SPG Land Holdings Ltd.		115,452
				9,202,959
		Retail: 10.5%
1,071,951		Advance Auto Parts, Inc.		44,936,186
167,113	@	BJ’s Wholesale Club, Inc	.	6,181,510
63,553		Clicks Group Ltd.		257,391
43,000		Golden Eagle Retail Group Ltd.		85,822
508,406	@, L	HOT Topic, Inc.		3,304,639
91		Inditex S.A.		6,002
100		Jollibee Foods Corp.		131
91,850	L	Kappa Create Co. Ltd.		1,822,381
1,004,000		Little Sheep Group Ltd.		560,727
33,700		McDonald’s Corp.		2,248,464
13,863	@	Papa John’s International, Inc	.	356,418
2,618,000		Prime Success International Group		2,528,220
255		REI Six Ten Retail Ltd.		437
273,664		Ross Stores, Inc.		14,632,814
1,683,601	@	Sally Beauty Holdings, Inc.		15,017,721
72,200		Sazaby League Ltd.		1,080,849
106,484	@	Sonic Corp.		1,176,648
89,372	@	Starbucks Corp.		2,169,058
86,300	L	Sugi Pharmacy Co. Ltd.		2,064,768
168,409		TJX Cos., Inc.		7,160,751
13,500		Tsutsumi Jewelry Co. Ltd.		300,407
334,504		Wal-Mart Stores, Inc.		18,598,422
				124,489,766
		Semiconductors: 3.4%
10,200		Aixtron AG		366,615
291,157		Altera Corp.		7,078,027
88	@	Cree, Inc.		6,179
467,700		Kontron AG		4,579,067
32,534	@	Nvidia Corp.		565,441
2,225,202	@	PMC - Sierra, Inc.		19,848,802
215,114		Richtek Technology Corp.		2,301,989
839,700		Siliconware Precision Industries Co. ADR		5,046,597
14,021	@, L	Veeco Instruments, Inc.		609,914
				40,402,631
		Software: 10.3%
767,718	@, L	Allscripts Healthcare Solutions, Inc.		15,016,564
167,855	@, L	Athenahealth, Inc.		6,136,779
512,137	@	Cerner Corp.		43,562,373
61,828		Computer Programs & Systems, Inc	.	2,416,238
27,700		Datacash Group PLC		79,818
11,097	@, L	DemandTec, Inc.		77,124
402,055	@	Eclipsys Corp.		7,992,853
219,300	@	Electronic Arts, Inc.		4,092,138
118,127	@	Epicor Software Corp.		1,129,294
9,322,000		Kingdee International Software Group Co. Ltd.		3,631,859
702,100	@	Longtop Financial Technologies Ltd. ADR		22,614,641
5,598		Quality Systems, Inc.		343,941
98,909		Solera Holdings, Inc.		3,822,833
788,243	@	UbiSoft Entertainment		10,840,195
				121,756,650
		Telecommunications: 3.4%
500	@	Africa Cellular Towers Ltd.		41
408,600		Blue Label Telecoms Ltd.		268,298
519,919	@	Juniper Networks, Inc.		15,951,115
37,411		LG Telecom Ltd.		255,254
618,787	@, L	Mastec, Inc.		7,802,904

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
5,338	@	Polycom, Inc.		$163,236
496,255		Verizon Communications, Inc.		15,393,830
37,020		ZTE Corp.		223,981
				40,058,659
		Textiles: 0.3%
103,572		Cintas Corp.		2,909,337
				2,909,337
		Toys/Games/Hobbies: 3.3%
1,019,239		Hasbro, Inc.		39,016,469
				39,016,469
		Total Common Stock
		(Cost $886,842,201)		1,124,860,995

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Food: 0.0%
$5,842	I, X	Britannia Industries Ltd., 8.250%, due 03/08/13		$221
		Total Corporate Bonds/Notes
		(Cost $3)		221
		Total Long-Term Investments
		(Cost $886,842,204)		1,124,861,216

Shares				Value
SHORT-TERM INVESTMENTS: 16.3%
		Affiliated Mutual Fund: 2.5%
29,640,561		ING Institutional Prime Money Market Fund - Class I		$29,640,561
		Total Mutual Fund
		(Cost $29,640,561)		29,640,561
		Securities Lending Collateral(cc): 13.8%
161,773,308		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		161,773,308
1,748,799	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,399,039
		Total Securities Lending Collateral
		(Cost $163,522,107)		163,172,347
		Total Short-Term Investments
		(Cost $193,162,668)		192,812,908
		Total Investments in Securities
		(Cost $1,080,004,872)*	111.6%	$1,317,674,124
		Other Assets and Liabilities - Net	(11.6)	(136,624,242)
		Net Assets	100.0%	$1,181,049,882

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $1,098,185,530.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$280,036,786
		Gross Unrealized Depreciation		(60,548,192)
		Net Unrealized Appreciation		$219,488,594

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Advertising	$16,590	$—	$—	$16,590
Apparel	1,506,560	2,147,567	—	3,654,127
Auto Parts & Equipment	7,777,356	1,991,299	—	9,768,655
Banks	141,375	14,180,601	—	14,321,976
Beverages	9,291,475	—	—	9,291,475
Biotechnology	18,228,111	2,450,840	—	20,678,951
Building Materials	—	2,142,280	—	2,142,280
Chemicals	13,061,509	3,405	—	13,064,914
Commercial Services	21,694,873	14,818,114	—	36,512,987
Computers	1,242,870	24,691,807	—	25,934,677
Cosmetics/Personal Care	486,310	—	—	486,310
Distribution/Wholesale	—	5,541,642	—	5,541,642
Diversified Financial Services	11,295,709	4,294,493	—	15,590,202
Electric	1,674,707	—	—	1,674,707
Electrical Components & Equipment	—	1,356,137	—	1,356,137
Electronics	14,507,801	419,795	—	14,927,596
Engineering & Construction	14,010,757	571,534	—	14,582,291
Entertainment	—	54,614	—	54,614
Food	14,675,483	20,435,899	—	35,111,382
Gas	1,067,860	—	—	1,067,860
Healthcare - Products	42,811,034	8,787,632	—	51,598,666
Healthcare - Services	21,980,160	523,910	—	22,504,070
Holding Companies - Diversified	—	3,869,347	—	3,869,347
Household Products/Wares	6,822,744	—	—	6,822,744
Insurance	82,853,925	676,048	—	83,529,973
Internet	138,584,672	1,738,780	—	140,323,452
Leisure Time	281,532	—	—	281,532
Lodging	7,876,610	508,039	—	8,384,649
Machinery - Diversified	20,715,131	1,300,720	11,820	22,027,671
Media	19,288,422	61,584	—	19,350,006
Metal Fabricate/Hardware	—	544,291	—	544,291
Mining	33,454,333	13,454,565	—	46,908,898
Miscellaneous Manufacturing	10,800,307	—	—	10,800,307
Office/Business Equipment	14,835,152	—	—	14,835,152
Oil & Gas	52,588,856	—	—	52,588,856
Oil & Gas Services	23,832,122	—	—	23,832,122
Pharmaceuticals	8,439,862	4,603,553	—	13,043,415
Real Estate	4,061,849	5,141,110	—	9,202,959
Retail	115,782,631	8,707,135	—	124,489,766
Semiconductors	33,154,960	7,247,671	—	40,402,631
Software	107,204,778	14,551,872	—	121,756,650
Telecommunications	39,311,126	747,533	—	40,058,659
Textiles	2,909,337	—	—	2,909,337
Toys/Games/Hobbies	39,016,469	—	—	39,016,469
Total Common Stock	957,285,358	167,563,817	11,820	1,124,860,995
Corporate Bonds/Notes	—	221	—	221
Short-Term Investments	191,413,869	—	1,399,039	192,812,908
Total Investments, at value	$1,148,699,227	$167,564,038	$1,410,859	$1,317,674,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Common Stock	$13,219	$—	$—	$—	$(3,858)	$2,459	$—	$—	$11,820
Short-Term Investments	1,399,039	—	—	—	—	—	—	—	1,399,039
Total Investments, at value	$1,412,258	$—	$—	$—	$(3,858)	$2,459	$—	$—	$1,410,859

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,459.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 7.0%
82,200		Boeing Co.	$5,968,542
22,000		Lockheed Martin Corp.	1,830,840
7,050		National Presto Industries, Inc.	838,316
29,600		Northrop Grumman Corp.	1,940,872
64,425	@	Rolls-Royce Group PLC	583,292
9,615		Thales S.A.	386,075
			11,547,937
		Agriculture: 0.3%
22,019		Swedish Match AB	526,195
			526,195
		Apparel: 1.1%
22,800		VF Corp.	1,827,420
			1,827,420
		Auto Manufacturers: 2.6%
242,300	@	Ford Motor Co.	3,045,711
37,777		Scania AB - B Shares	597,975
55,841		Volvo AB - B Shares	561,934
			4,205,620
		Banks: 0.1%
19,900	@	Eagle Bancorp, Inc.	235,815
			235,815
		Beverages: 2.2%
14,600	@	Boston Beer Co., Inc.	762,996
46,300	@	National Beverage Corp.	514,856
27,600		PepsiCo, Inc.	1,826,016
16,450		SABMiller PLC	482,498
			3,586,366
		Building Materials: 0.8%
8,814		Cie de Saint-Gobain	423,283
17,839		CRH PLC	445,742
2,855		Geberit AG - Reg	510,789
			1,379,814
		Chemicals: 2.6%
4,032		Air Liquide	484,341
84,250		EI Du Pont de Nemours & Co.	3,137,470
10,150		Stepan Co.	567,284
			4,189,095
		Commercial Services: 3.3%
8,932		Adecco S.A.	507,085
46,029		Bunzl PLC	503,767
38,000		Dai Nippon Printing Co. Ltd.	513,995
60,700		Great Lakes Dredge & Dock Corp.	318,675
115,159		Group 4 Securicor PLC	457,090
27,200	@	Lincoln Educational Services Corp.	688,160
59,200	@	Parexel International Corp.	1,379,952
383		SGS S.A.	528,626
59,000		Toppan Printing Co. Ltd.	533,605
			5,430,955
		Computers: 2.6%
10,477		Capgemini S.A.	515,119
60,700	@	Netezza Corp.	776,353
41,500	@	Netscout Systems, Inc.	613,785
23,600	@	Virtusa Corp.	243,316
55,600	@	Western Digital Corp.	2,167,844
			4,316,417
		Cosmetics/Personal Care: 0.9%
30,800		Inter Parfums, Inc.	456,456
20,600		Kao Corp.	522,449
24,000		Shiseido Co. Ltd.	522,255
			1,501,160

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.6%
12,300	@	MWI Veterinary Supply, Inc.	$496,920
254,200		Sojitz Corp.	492,825
			989,745
		Diversified Financial Services: 2.0%
62,600		Ameriprise Financial, Inc.	2,839,536
81,800		BGC Partners, Inc.	499,798
			3,339,334
		Electrical Components & Equipment: 1.2%
38,800		Emerson Electric Co.	1,953,192
			1,953,192
		Electronics: 0.3%
57,700	@	China Security & Surveillance Technology, Inc.	443,713
			443,713
		Engineering & Construction: 1.9%
8,728		Eiffage S.A.	451,313
6,434		Hochtief AG	539,887
14,651		Leighton Holdings Ltd.	523,297
139,000		Obayashi Corp.	617,932
189,000		SembCorp Industries Ltd.	556,483
19,123		WorleyParsons Ltd.	446,286
			3,135,198
		Entertainment: 0.3%
9,500		Sankyo Co. Ltd.	470,300
			470,300
		Environmental Control: 0.4%
91,000		Energy Solutions, Inc.	585,130
			585,130
		Food: 9.5%
19,900	@	American Dairy, Inc.	381,085
21,300	@	American Italian Pasta Co.	827,931
37,234		Associated British Foods PLC	553,362
10,072		Carrefour S.A.	485,295
72,000		ConAgra Foods, Inc.	1,805,040
6,310		Delhaize Group	506,443
7,924		Groupe Danone	477,239
46,300		Hershey Co.	1,982,103
104,000		Kraft Foods, Inc.	3,144,960
7,865		Metro AG	466,619
9,973		Nestle S.A.	511,037
59,500		Sysco Corp.	1,755,250
71,424		Tesco PLC	472,224
15,302		Unilever PLC	447,960
47,100		Weis Markets, Inc.	1,712,556
			15,529,104
		Food Service: 0.6%
67,169		Compass Group PLC	536,223
8,455		Sodexho Alliance S.A.	504,236
			1,040,459
		Forest Products & Paper: 2.6%
89,900		International Paper Co.	2,212,439
57,600		MeadWestvaco Corp.	1,471,680
115,000		OJI Paper Co. Ltd.	504,730
			4,188,849
		Healthcare - Products: 1.8%
22,100	@	Abaxism, Inc.	600,899
8,006		Cochlear Ltd.	534,492
25,900		Johnson & Johnson	1,688,680
16,600	@, S	Medical Action Industries, Inc.	203,682
			3,027,753
		Healthcare - Services: 1.8%
67,600		Cigna Corp.	2,472,808
34,100	@	Healthways, Inc.	547,987
			3,020,795
		Holding Companies - Diversified: 0.3%
21,725		GEA Group AG	503,256
			503,256

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Home Builders: 1.5%
54,200		MDC Holdings, Inc.	$1,875,862
54,000		Sekisui House Ltd.	540,488
			2,416,350
		Household Products/Wares: 1.4%
27,300		Clorox Co.	1,751,022
9,272		Reckitt Benckiser PLC	509,439
			2,260,461
		Insurance: 1.8%
48,200		Prudential Financial, Inc.	2,916,100
			2,916,100
		Internet: 0.7%
46,400	@	Cogent Communications Group, Inc.	483,024
86,000	@	Limelight Networks, Inc.	314,760
27,300	@	Perficient, Inc.	307,671
			1,105,455
		Iron/Steel: 1.4%
36,500		Nucor Corp.	1,656,370
168,176		OneSteel Ltd.	601,384
			2,257,754
		Leisure Time: 0.3%
39,600		Sega Sammy Holdings, Inc.	479,791
			479,791
		Lodging: 0.3%
33,883		Intercontinental Hotels Group PLC	530,374
			530,374
		Machinery - Construction & Mining: 0.3%
33,059		Atlas Copco AB - Class A	512,366
			512,366
		Machinery - Diversified: 0.9%
14,159		Metso OYJ	456,977
18,300	@	Middleby Corp.	1,053,897
			1,510,874
		Media: 0.6%
54,309		British Sky Broadcasting PLC	496,173
50,530		WPP PLC	522,874
			1,019,047
		Metal Fabricate/Hardware: 2.2%
25,167		Assa Abloy AB	492,247
28,371		SKF AB - B Shares	503,997
22,547		Tenaris S.A.	486,154
125,900		Worthington Industries	2,176,811
			3,659,209
		Mining: 1.0%
12,950		BHP Billiton Ltd.	519,447
33,696		Eurasian Natural Resources Corp.	608,855
14,231		Umicore	496,422
			1,624,724
		Miscellaneous Manufacturing: 3.2%
26,300		Eaton Corp.	1,992,751
42,300		Honeywell International, Inc.	1,914,921
20,600		Koppers Holdings, Inc.	583,392
60,500	@	Smith & Wesson Holding Corp.	228,690
154,793		Tomkins PLC	554,434
			5,274,188
		Office Furnishings: 1.0%
60,600		HNI, Corp.	1,613,778
			1,613,778
		Oil & Gas: 4.4%
37,000		Chevron Corp.	2,805,710
53,800		Marathon Oil Corp.	1,702,232
33,574		Origin Energy Ltd.	509,610
39,310		Santos Ltd.	529,083
19,500		Statoil ASA	453,753
144,500	S	W&T Offshore, Inc.	1,213,800
			7,214,188

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 2.0%
27,400	@	Hornbeck Offshore Services, Inc.	$508,818
54,600	S	National Oilwell Varco, Inc.	2,215,668
30,134		Petrofac Ltd.	549,561
			3,274,047
		Packaging & Containers: 1.0%
55,900		Bemis Co.	1,605,448
			1,605,448
		Pharmaceuticals: 5.5%
31,000		Abbott Laboratories	1,633,080
22,800		Daiichi Sankyo Co. Ltd.	427,473
76,950		Merck & Co., Inc.	2,874,083
153,800		Pfizer, Inc.	2,637,670
2,923		Roche Holding AG - Genusschein	474,726
15,600		Santen Pharmaceutical Co. Ltd.	469,213
11,267		UCB S.A.	480,694
			8,996,939
		Real Estate: 0.3%
165,700		Fraser and Neave Ltd.	567,610
			567,610
		Retail: 12.3%
18,800	@	Buffalo Wild Wings, Inc.	904,468
72,900		Esprit Holdings Ltd.	574,534
22,700	@	Genesco, Inc.	703,927
155,000		Home Depot, Inc.	5,014,248
18,700	@	JoS. A Bank Clothiers, Inc.	1,021,955
86,100		Limited Brands, Inc.	2,119,782
44,900		McDonald’s Corp.	2,995,728
14,768		Next PLC	485,126
29,000	@	Sears Holding Corp.	3,144,470
23,500		Seven & I Holdings Co. Ltd.	568,490
71,700	@	Texas Roadhouse, Inc.	995,913
18,180		Wesfarmers Ltd.	529,742
22,035		Whitbread PLC	493,301
30,800	@	Zumiez, Inc.	631,092
			20,182,776
		Software: 1.2%
58,000	@	infoGROUP, Inc.	452,400
35,500	@	Monotype Imaging Holdings, Inc.	345,415
25,500	@	PROS Holdings, Inc.	251,940
136,135		Sage Group PLC	494,261
32,300	@	Smith Micro Software, Inc.	285,532
9,300	@, S	Tyler Technologies, Inc.	174,282
			2,003,830
		Telecommunications: 6.7%
100,700		AT&T, Inc.	2,602,088
314,000	@	Motorola, Inc.	2,204,280
642,900	@	Sprint Nextel Corp.	2,443,020
31,634		Tele2 AB - B Shares	527,396
52,588		Telefonaktiebolaget LM Ericsson	551,439
85,400	S	Verizon Communications, Inc.	2,649,108
			10,977,331
		Transportation: 1.2%
32,000	@	Genco Shipping & Trading Ltd.	675,520
118,000		Nippon Express Co. Ltd.	508,216
14,400	@	PHI, Inc.	304,992
63,357		Toll Holdings Ltd.	430,841
			1,919,569
		Total Common Stock
		(Cost $151,617,736)	160,895,831
EXCHANGE-TRADED FUNDS: 0.6%
		Exchange-Traded Funds: 0.6%
18,100		iShares MSCI EAFE Index Fund	1,013,600
		Total Exchange-Traded Funds
		(Cost $944,508)	1,013,600

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $152,562,244)*	98.6%	$161,909,431
		Other Assets and Liabilities - Net	1.4	2,228,687
		Net Assets	100.0%	$164,138,118

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $153,082,372.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,011,523
		Gross Unrealized Depreciation		(6,184,464)
		Net Unrealized Appreciation		$8,827,059

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$10,578,570	$969,367	$—	$11,547,937
Agriculture	—	526,195	—	526,195
Apparel	1,827,420	—	—	1,827,420
Auto Manufacturers	3,045,711	1,159,909	—	4,205,620
Banks	235,815	—	—	235,815
Beverages	3,103,868	482,498	—	3,586,366
Building Materials	—	1,379,814	—	1,379,814
Chemicals	3,704,754	484,341	—	4,189,095
Commercial Services	2,386,787	3,044,168	—	5,430,955
Computers	3,801,298	515,119	—	4,316,417
Cosmetics/Personal Care	456,456	1,044,704	—	1,501,160
Distribution/Wholesale	496,920	492,825	—	989,745
Diversified Financial Services	3,339,334	—	—	3,339,334
Electrical Components & Equipment	1,953,192	—	—	1,953,192
Electronics	443,713	—	—	443,713
Engineering & Construction	—	3,135,198	—	3,135,198
Entertainment	—	470,300	—	470,300
Environmental Control	585,130	—	—	585,130
Food	11,608,925	3,920,179	—	15,529,104
Food Service	—	1,040,459	—	1,040,459
Forest Products & Paper	3,684,119	504,730	—	4,188,849
Healthcare - Products	2,493,261	534,492	—	3,027,753
Healthcare - Services	3,020,795	—	—	3,020,795
Holding Companies - Diversified	—	503,256	—	503,256
Home Builders	1,875,862	540,488	—	2,416,350
Household Products/Wares	1,751,022	509,439	—	2,260,461
Insurance	2,916,100	—	—	2,916,100
Internet	1,105,455	—	—	1,105,455
Iron/Steel	1,656,370	601,384	—	2,257,754
Leisure Time	—	479,791	—	479,791
Lodging	—	530,374	—	530,374
Machinery - Construction & Mining	—	512,366	—	512,366
Machinery - Diversified	1,053,897	456,977	—	1,510,874
Media	—	1,019,047	—	1,019,047
Metal Fabricate/Hardware	2,176,811	1,482,398	—	3,659,209
Mining	—	1,624,724	—	1,624,724
Miscellaneous Manufacturing	4,719,754	554,434	—	5,274,188
Office Furnishings	1,613,778	—	—	1,613,778
Oil & Gas	5,721,742	1,492,446	—	7,214,188
Oil & Gas Services	2,724,486	549,561	—	3,274,047
Packaging & Containers	1,605,448	—	—	1,605,448
Pharmaceuticals	7,144,833	1,852,106	—	8,996,939
Real Estate	—	567,610	—	567,610
Retail	17,531,583	2,651,193	—	20,182,776
Software	1,509,569	494,261	—	2,003,830
Telecommunications	9,898,496	1,078,835	—	10,977,331
Transportation	980,512	939,057	—	1,919,569
Total Common Stock	122,751,786	38,144,045	—	160,895,831
Exchange-Traded Funds	1,013,600	—	—	1,013,600
Total Investments, at value	$123,765,386	$38,144,045	$—	$161,909,431
Other Financial Instruments+:
Futures	38,184	—	—	38,184
Total Assets	$123,803,570	$38,144,045	$—	$161,947,615

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Focus 5 Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
DJIA Mini e-CBOT	12	06/18/10	$647,820	$9,534
Russell 2000® Mini Index	4	06/18/10	270,840	1,512
S&P 500 E-Mini	16	06/18/10	932,160	27,138
			$1,850,820	$38,184

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 31.2%
		Banks: 4.9%
550,000	S	Bank of America Corp.	$9,817,500
200,000		Barclays PLC	1,089,035
100,000		Capital One Financial Corp.	4,141,000
465,075	@	Citigroup, Inc.	1,883,554
300,000		HSBC Holdings PLC	3,040,168
200,000		JPMorgan Chase & Co.	8,950,000
299,600		Wells Fargo & Co.	9,323,552
			38,244,809
		Beverages: 0.6%
150,000		Diageo PLC	2,521,925
35,000		PepsiCo, Inc.	2,315,600
			4,837,525
		Electric: 10.6%
100,000		Ameren Corp.	2,608,000
150,000		American Electric Power Co., Inc.	5,127,000
100,000		Consolidated Edison, Inc.	4,454,000
160,000		Dominion Resources, Inc.	6,577,600
550,000		Duke Energy Corp.	8,976,000
60,000		FirstEnergy Corp.	2,345,400
150,000		FPL Group, Inc.	7,249,500
200,000	S	Pacific Gas & Electric Co.	8,484,000
125,000		Pinnacle West Capital Corp.	4,716,250
140,000		Progress Energy, Inc.	5,510,400
175,000		Public Service Enterprise Group, Inc.	5,166,000
325,000		Southern Co.	10,777,000
250,000		TECO Energy, Inc.	3,972,500
350,000		Xcel Energy, Inc.	7,420,000
			83,383,650
		Gas: 1.4%
100,000		AGL Resources, Inc.	3,865,000
50,000		CenterPoint Energy, Inc.	718,000
40,000		NiSource, Inc.	632,000
120,000		Sempra Energy	5,988,000
			11,203,000
		Healthcare - Products: 0.6%
70,000		Johnson & Johnson	4,564,000
			4,564,000
		Internet: 0.5%
103,951	@, L	Charter Communications, Inc.	3,586,310
			3,586,310
		Iron/Steel: 0.1%
20,000		Nucor Corp.	907,600
			907,600
		Media: 0.7%
110,000		Comcast Corp. – Class A	2,070,200
122,564		Dex One Corp.	3,421,987
3,650		SuperMedia, Inc.	149,285
			5,641,472
		Mining: 0.8%
10,000		Barrick Gold Corp.	383,400
120,000		Newmont Mining Corp.	6,111,600
			6,495,000
		Office/Business Equipment: 0.2%
200,000		Xerox Corp.	1,950,000
			1,950,000
		Oil & Gas: 4.4%
108,753	@, L	Callon Petroleum Co.	582,916
350,000		Canadian Oil Sands Trust	10,493,280
200,000	S	ConocoPhillips	10,234,000
200,000		ExxonMobil Corp.	13,396,000
			34,706,196
		Pharmaceuticals: 1.9%
37,200		Abbott Laboratories	1,959,696
350,000		Merck & Co., Inc.	13,072,500
			15,032,196
		Pipelines: 0.5%
184,600		Spectra Energy Corp.	4,159,038
			4,159,038
		Retail: 0.4%
55,000		Target Corp.	2,893,000
			2,893,000
		Semiconductors: 1.3%
300,000		Intel Corp.	6,678,000
180,000		Maxim Integrated Products	3,490,200
			10,168,200

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications: 2.2%
300,000		AT&T, Inc.	$7,752,000
130,000		Verizon Communications, Inc.	4,032,600
2,500,000		Vodafone Group PLC	5,782,285
			17,566,885
		Water: 0.1%
27,900		American Water Works Co., Inc.	607,104
			607,104
		Total Common Stock
		(Cost $268,145,559)	245,945,985
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Mortgage: 0.1%
85,900	@	iStar Financial, Inc.	394,281
		Total Real Estate Investment Trusts
		(Cost $2,874,396)	394,281
PREFERRED STOCK: 5.3%
		Auto Manufacturers: 0.2%
120,000	P	General Motors Corp.	1,037,100
			1,037,100
		Banks: 4.1%
9,300		Bank of America Corp.	9,067,500
250,000	#	Barclays Bank PLC	2,891,675
40,000		Citigroup, Inc.	4,875,200
100,000	@, #	Deutsche Bank AG/London	2,541,490
1,839	#, P	General Motors Acceptance Corp.	1,401,893
75,000	@, #	Goldman Sachs Group, Inc.	3,454,584
8,000		Wells Fargo & Co.	7,816,000
			32,048,342
		Diversified Financial Services: 0.3%
150,000	@	Credit Suisse Securities USA LLC	2,511,870
			2,511,870
		Electric: 0.1%
20,000	L	FPL Group, Inc.	1,016,000
			1,016,000
		Healthcare - Services: 0.3%
2,500		Tenet Healthcare Corp.	2,609,375
			2,609,375
		Real Estate: 0.2%
90,000	@, L	Felcor Lodging Trust, Inc.	1,622,808
			1,622,808
		Sovereign: 0.1%
191,500	@, P, ##	Federal Home Loan Mortgage Corporation	243,205
50	@, P, ##	Federal National Mortgage Association	162,500
113,600	@	Federal National Mortgage Association - Series 08-1	181,760
100,000	@, P	Federal National Mortgage Association - Series Q	93,000
194,460	@, P	Federal National Mortgage Association - Series R	213,906
96,100	@, P	Federal National Mortgage Association - Series S	122,047
			1,016,418
		Total Preferred Stock
		(Cost $63,302,602)	41,861,913
WARRANTS: 0.0%
		Internet: 0.0%
25,281		Charter Communications, Inc.	158,006
		Total Warrants
		(Cost $9,030,960)	158,006

Principal Amount			Value
CONVERTIBLE BONDS: 0.3%
		Banks: 0.2%
$1,500,000		CapitalSource, Inc., 4.000%, due 07/15/34	$1,443,750
			1,443,750
		Semiconductors: 0.1%
1,000,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	963,750
			963,750
		Total Convertible Bonds
		(Cost $2,343,701)	2,407,500
CORPORATE BONDS/NOTES: 60.3%
		Auto Manufacturers: 0.2%
500,000	±, L	General Motors Corp., 8.375%, due 07/15/33	190,000
1,500,000		Navistar International Corp., 8.250%, due 11/01/21	1,537,500
			1,727,500
		Auto Parts & Equipment: 0.6%
35,838		Allison Transmission, Inc., 2.980%, due 08/07/14	34,174
1,689,054		Allison Transmission, Inc., 3.000%, due 08/07/14	1,610,632
692,945		Allison Transmission, Inc., 3.010%, due 08/07/14	660,772
2,902,313		U.S. Investigations Services, Inc., 3.271%, due 04/01/15	2,688,268
			4,993,846

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Banks: 5.3%
	$1,500,000	L	Bank of America Corp., 8.125%, due 12/29/49	$1,532,370
	7,823,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	7,989,239
	3,500,000	#	General Motors Acceptance Corp., 8.000%, due 03/15/20	3,596,250
	2,500,000	#	Goldman Sachs Group, Inc., 10.550%, due 07/21/10	2,987,784
	3,842,000	#	Goldman Sachs Group, Inc., 12.500%, due 04/01/10	3,867,200
	12,500,000		JPMorgan Chase & Co., 7.900%, due 04/29/49	13,371,300
	1,325,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,374,688
	6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44	7,312,500
				42,031,331
			Biotechnology: 0.1%
	600,000	#	Talecris Biotherapeutics Holdings Corp., 7.750%, due 11/15/16	606,000
				606,000
			Chemicals: 1.4%
	3,000,000	#	Hexion Finance Escrow, LLC / Hexion Escrow Corp., 8.875%, due 02/01/18	2,970,000
	1,000,000		Huntsman International, LLC, 7.875%, due 11/15/14	1,015,000
EUR	3,220,000	#, S	Ineos Group Holdings PLC, 7.875%, due 02/15/16	3,435,803
EUR	2,500,000		KERLING 10.625 1/28/17, 10.625%, due 01/28/17	3,558,139
	$400,000	#	Nalco Co., 8.250%, due 05/15/17	427,000
				11,405,942
			Coal: 0.2%
	1,400,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	1,445,500
				1,445,500
			Commercial Services: 2.3%
	3,000,000		Ceridian Corp., 11.250%, due 11/15/15	2,887,500
	8,000,000		Hertz Corp., 8.875%, due 01/01/14	8,260,000
	1,500,000	L	Hertz Corp., 10.500%, due 01/01/16	1,618,125
	4,000,000	&, #	Quintiles Transnational Corp., 9.500%, due 12/30/14	4,090,000
	1,750,000	L	United Rentals North America, Inc., 7.750%, due 11/15/13	1,680,000
				18,535,625
			Computers: 0.5%
	800,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	845,000
	2,500,000	L	SunGard Data Systems, Inc., 10.625%, due 05/15/15	2,737,500
				3,582,500
			Diversified Financial Services: 7.0%
	3,600,000	#	CEVA Group PLC, 11.500%, due 04/01/18	3,724,242
	9,500,000		Ford Motor Credit Co., LLC, 3.001%, due 01/13/12	9,238,750
	3,000,000		Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	3,106,593
	2,000,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	2,068,538
	3,000,000		Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	3,108,087
	2,500,000	L	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	2,634,208
	2,500,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	2,713,298
	2,000,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	2,121,836
	5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	5,979,355
	2,000,000	#, L	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 7.750%, due 01/15/16	1,935,000
	2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.000%, due 01/15/18	1,937,500
	700,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	717,330
	1,100,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,142,625
	800,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	818,000
	900,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	911,250
	1,000,000	#	Petroplus Finance Ltd., 6.750%, due 05/01/14	905,000
	1,000,000	#	Petroplus Finance Ltd., 7.000%, due 05/01/17	865,000
	1,500,000	#	Petroplus Finance Ltd., 9.375%, due 09/15/19	1,372,500
	2,750,000		UPC Germany, 7.350%, due 12/01/17	3,881,453
	1,500,000		UPC Germany, 8.690%, due 12/01/19	2,147,546
	2,100,000	#	UPC Germany GmbH, 8.125%, due 12/01/17	2,176,125
GBP	1,000,000		Virgin Media, 7.000%, due 01/15/18	1,549,744
				55,053,980
			Electric: 6.5%
$1,500,000			AES Corp., 8.000%, due 10/15/17	1,530,000
	1,750,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,798,125
	6,000,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	5,010,000
	2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,900,000
	1,500,000	L	Energy Future Holdings, 10.875%, due 11/01/17	1,121,250
	16,733,160	&	Energy Future Holdings, 11.250%, due 11/01/17	11,462,212
	1,500,000	#	Intergen NV, 9.000%, due 06/30/17	1,552,500
	1,800,000		Public Service Co. of New Mexico, 7.950%, due 05/15/18	1,880,725
	1,000,000	L	RRI Energy, Inc., 7.625%, due 06/15/14	940,000
	4,600,000	L	RRI Energy, Inc., 7.875%, due 06/15/17	4,151,500
	8,287,496		Texas Competitive Electric Holdings Co., LLC, 3.729%, due 10/24/14	6,826,253
	85,659		Texas Competitive Electric Holdings Co., LLC, 3.751%, due 10/24/14	70,555
	4,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	2,800,000
	10,000,000	L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	7,000,000
	4,999,999	&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	3,449,999
				51,493,119
			Electronics: 0.4%
	2,050,000	L	Sanmina-SCI Corp., 6.750%, due 03/01/13	2,060,250
	1,000,000		Sanmina-SCI Corp., 8.125%, due 03/01/16	1,011,250
				3,071,500
			Food: 0.4%
	1,000,000	#	JBS USA LLC, 11.625%, due 05/01/14	1,145,000
	2,000,000	L	Supervalu, Inc., 8.000%, due 05/01/16	2,035,000
				3,180,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Forest Products & Paper: 0.1%
$1,000,000	L	NewPage Corp., 11.375%, due 12/31/14	$1,000,000
			1,000,000
		Gas: 0.5%
2,000,000		Sabine Pass LNG LP, 7.250%, due 11/30/13	1,890,000
2,500,000		Sabine Pass LNG LP, 7.500%, due 11/30/16	2,218,750
			4,108,750
		Healthcare - Services: 6.6%
5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15	5,187,500
4,000,000		DaVita, Inc., 7.250%, due 03/15/15	4,100,000
3,000,000		HCA, Inc., 6.500%, due 02/15/16	2,861,250
6,000,000	#	HCA, Inc., 7.875%, due 02/15/20	6,296,250
6,500,000	#	HCA, Inc., 8.500%, due 04/15/19	7,024,063
4,000,000		HCA, Inc., 9.250%, due 11/15/16	4,262,500
4,000,000		Tenet Healthcare Corp., 7.375%, due 02/01/13	4,060,000
2,750,000	#	Tenet Healthcare Corp., 9.000%, due 05/01/15	2,976,875
5,000,000	L	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,268,750
2,750,000	#	Tenet Healthcare Corp., 10.000%, due 05/01/18	3,093,750
3,596,078	&	US Oncology Holdings, Inc., 6.643%, due 03/15/12	3,425,264
3,200,000	#	Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	3,128,000
			51,684,202
		Holding Companies - Diversified: 0.3%
2,000,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,065,000
			2,065,000
		Home Builders: 0.3%
2,500,000		KB Home, 5.750%, due 02/01/14	2,437,500
			2,437,500
		Household Products/Wares: 1.2%
300,000		Jarden Corp., 8.000%, due 05/01/16	315,750
3,300,000	#	Johnsondiversey Holdings, Inc., 10.500%, due 05/15/20	3,613,500
5,000,000	#	JohnsonDiversey, Inc., 8.250%, due 11/15/19	5,200,000
			9,129,250
		Insurance: 0.9%
6,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	6,780,000
			6,780,000
		Lodging: 0.7%
750,000		Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	811,875
2,000,000		MGM Mirage, Inc., 6.750%, due 04/01/13	1,820,000
2,500,000		Wyndham Worldwide Corp., 9.875%, due 05/01/14	2,841,643
			5,473,518
		Machinery - Construction & Mining: 0.5%
4,000,000		Terex Corp., 8.000%, due 11/15/17	3,910,000
			3,910,000
		Machinery - Diversified: 0.1%
1,000,000	L	Manitowoc Co., Inc., 9.500%, due 02/15/18	1,047,500
			1,047,500
		Media: 4.3%
3,500,000		Cablevision Systems Corp., 8.000%, due 04/15/12	3,758,125
1,000,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	1,062,500
5,867,024	#	CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	7,025,761
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	2,065,000
8,469,075		Clear Channel Communications, Inc., 3.879%, due 11/13/15	6,908,911
400,000	#, L	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	417,500
1,600,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,680,000
3,500,000		DISH DBS Corp., 7.750%, due 05/31/15	3,675,000
2,100,000	#	Liberty Global, Inc., 4.500%, due 11/15/16	2,709,000
787,245		SuperMedia, Inc., 11.000%, due 12/31/15	740,749
4,154,084	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15	3,603,668
500,000	#	Univision Communications, Inc., 12.000%, due 07/01/14	550,000
			34,196,214
		Miscellaneous Manufacturing: 1.1%
3,500,000	#	Bombardier, Inc., 7.750%, due 03/15/20	3,675,000
1,000,000		RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	1,045,000
2,266,000	#	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	2,367,970
1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,616,250
			8,704,220
		Oil & Gas: 7.3%
1,400,000	#	Antero Resources Finance Corp., 9.375%, due 12/01/17	1,449,000
200,000		Bill Barrett Co., 9.875%, due 07/15/16	216,500
2,175,000		Callon Petroleum Co., 13.000%, due 09/15/16	1,859,625
4,000,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	3,830,000
3,000,000		Chesapeake Energy Corp., 6.875%, due 11/15/20	2,932,500
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	6,030,000
3,500,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	3,823,750
700,000		Denbury Resources, Inc., 8.250%, due 02/15/20	745,500
4,000,000		Forest Oil Corp., 8.500%, due 02/15/14	4,240,000
2,000,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,007,500
1,700,000		Mariner Energy, Inc., 7.500%, due 04/15/13	1,721,250
3,000,000		Newfield Exploration Co., 6.625%, due 04/15/16	3,067,500
2,250,000		Newfield Exploration Co., 6.875%, due 02/01/20	2,278,125
4,200,000		PetroHawk Energy Corp., 7.875%, due 06/01/15	4,299,750

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$2,400,000		PetroHawk Energy Corp., 10.500%, due 08/01/14	$2,661,000
2,000,000		Pioneer Natural Resources Co., 6.650%, due 03/15/17	2,009,560
2,500,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18	2,511,103
2,000,000		Plains Exploration & Production Co., 10.000%, due 03/01/16	2,220,000
1,300,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16	1,495,000
2,000,000	#	SandRidge Energy, Inc., 8.000%, due 06/01/18	1,910,000
3,200,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16	3,304,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14	2,820,000
			57,431,663
		Oil & Gas Services: 0.6%
1,900,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	1,928,500
1,000,000		SEACOR Holdings, Inc., 7.375%, due 10/01/19	1,031,103
2,000,000		Sesi, LLC, 6.875%, due 06/01/14	1,970,000
			4,929,603
		Pipelines: 1.1%
4,500,000		El Paso Corp., 7.250%, due 06/01/18	4,666,082
1,500,000		El Paso Corp., 7.750%, due 01/15/32	1,481,415
1,600,000		El Paso Corp., 12.000%, due 12/12/13	1,880,000
1,000,000		Roseton/Danskammer, 7.670%, due 11/08/16	971,880
			8,999,377
		Real Estate: 2.5%
1,500,000		Duke Realty LP, 5.950%, due 02/15/17	1,476,780
1,700,000	L	Felcor Lodging L.P., 10.000%, due 10/01/14	1,759,500
1,500,000		HCP, Inc., 6.700%, due 01/30/18	1,531,029
2,500,000		Host Hotels & Resorts L.P., 6.375%, due 03/15/15	2,493,750
1,500,000	L	Host Hotels & Resorts L.P., 6.750%, due 06/01/16	1,511,250
2,000,000		Host Hotels & Resorts L.P., 6.875%, due 11/01/14	2,030,000
1,000,000	#	Host Hotels & Resorts L.P., 9.000%, due 05/15/17	1,085,000
4,500,000		iStar Financial, Inc., 0.791%, due 10/01/12	3,422,250
5,000,000		iStar Financial, Inc., 8.625%, due 06/01/13	4,325,000
			19,634,559
		Retail: 1.0%
3,592,000		Dollar General Corp., 10.625%, due 07/15/15	3,960,180
2,228,000	&	Dollar General Corp., 11.875%, due 07/15/17	2,606,760
900,000		Wendy’s/Arby’s Restaurants, LLC, 10.000%, due 07/15/16	972,000
			7,538,940
		Savings & Loans: 0.0%
1,750,000	#, ±	Washington Mutual IV, 9.750%, due 10/29/49	59,063
			59,063
		Semiconductors: 2.8%
1,041,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	1,042,301
260,000		Advanced Micro Devices, Inc., 5.750%, due 08/15/12	260,325
1,500,000	#	Advanced Micro Devices, Inc., 8.125%, due 12/15/17	1,552,500
4,311,906		Freescale Semiconductor, Inc., 0.417%, due 12/15/14	4,080,141
6,000,000	L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	5,760,000
1,000,000	L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	890,000
7,500,000	#, L	Freescale Semiconductor, Inc., 10.125%, due 03/15/18	8,109,375
			21,694,642
		Software: 2.0%
293,270		First Data Corp., 3.001%, due 09/24/14	259,933
5,576,629		First Data Corp., 3.032%, due 09/24/14	4,942,705
5,200,000	L	First Data Corp., 9.875%, due 09/24/15	4,511,000
3,200,000		First Data Corp., 9.875%, due 09/24/15	2,744,000
3,000,000	#	IMS Health, Inc., 12.500%, due 03/01/18	3,506,250
			15,963,888
		Storage/Warehousing: 0.3%
2,500,000	#	Niska Gas Storage US, LLC/Niska Gas Storage Canada ULC, 8.875%, due 03/15/18	2,568,750
			2,568,750
		Telecommunications: 1.2%
5,500,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	5,630,000
1,500,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	1,533,750
1,000,000		Crown Castle International Corp., 9.000%, due 01/15/15	1,087,500
1,000,000	#	Digicel Group Ltd., 8.875%, due 01/15/15	987,500
			9,238,750
		Total Corporate Bonds/Notes
		(Cost $462,568,102)	475,722,232
MUNICIPAL BONDS: 0.4%
		California: 0.4%
3,000,000		State of California, 7.950%, due 03/01/36	3,075,990

		Total Municipal Bonds
		(Cost $3,003,540)	3,075,990

		Total Long-Term Investments
		(Cost $811,268,860)	769,565,907
SHORT-TERM INVESTMENTS: 7.6%
		U.S. Government Agency Obligations: 1.1%
2,300,000	Z	US DOMESTIC, 0.010%, due 04/01/10	2,299,999
6,255,000	Z	Federal Home Loan Bank, 0.090%, due 04/01/10	6,255,000
		Total U.S. Government Agency Obligations
		(Cost $8,554,999)	8,554,999

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Securities Lending Collateral(cc): 6.5%
51,225,587		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$51,225,587
262,251	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		209,800
		Total Securities Lending Collateral
		(Cost $51,487,838)		51,435,387
		Total Short-Term Investments
		(Cost $60,042,837)		59,990,386
		Total Investments in Securities
		(Cost $871,311,697)*	105.2%	$829,556,293
		Other Assets and Liabilities - Net	(5.2)	(40,840,115)
		Net Assets	100.0%	$788,716,178

@	Non-income producing security
&	Payment-in-kind
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound
*	Cost for federal income tax purposes is $871,312,722.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$49,992,558
	Gross Unrealized Depreciation	(91,748,987)
	Net Unrealized Depreciation	$(41,756,429)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Banks	$34,115,606	$4,129,203	$—	$38,244,809
Beverages	2,315,600	2,521,925	—	4,837,525
Electric	83,383,650	—	—	83,383,650
Gas	11,203,000	—	—	11,203,000
Healthcare - Products	4,564,000	—	—	4,564,000
Internet	3,586,310	—	—	3,586,310
Iron/Steel	907,600	—	—	907,600
Media	5,641,472	—	—	5,641,472
Mining	6,495,000	—	—	6,495,000
Office/Business Equipment	1,950,000	—	—	1,950,000
Oil & Gas	34,706,196	—	—	34,706,196
Pharmaceuticals	15,032,196	—	—	15,032,196
Pipelines	4,159,038	—	—	4,159,038
Retail	2,893,000	—	—	2,893,000
Semiconductors	10,168,200	—	—	10,168,200
Telecommunications	11,784,600	5,782,285	—	17,566,885
Water	607,104	—	—	607,104
Total Common Stock	233,512,572	12,433,413	—	245,945,985
Real Estate Investment Trusts	394,281	—	—	394,281
Preferred Stock	93,000	38,314,329	3,454,584	41,861,913
Warrants	158,006	—	—	158,006
Convertible Bonds	—	2,407,500	—	2,407,500
Corporate Bonds/Notes	—	472,734,448	2,987,784	475,722,232
Municipal Bonds	—	3,075,990	—	3,075,990
Short-Term Investments	51,225,587	8,554,999	209,800	59,990,386
Total Investments, at value	$285,383,446	$537,520,679	$6,652,168	$829,556,293

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$3,456,607	$—	$(96,441)	$—	$—	$94,419	$—	$—	$3,454,585
Corporate Bonds/Notes	3,047,231	—	—	—	—	(59,448)	—	—	2,987,783
Short-Term Investments	209,800	—	—	—	—	—	—	—	209,800
Total Investments, at value	$6,713,638	$—	$(96,441)	$—	$—	$34,971	$—	$—	$6,652,168

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $11,940.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 80.2%
		Aerospace/Defense: 0.1%
73,725	@	Gencorp, Inc.	$424,656
			424,656
		Agriculture: 8.3%
464,181		Altria Group, Inc.	9,524,994
310,766		British American Tobacco PLC	10,713,789
82		British American Tobacco PLC ADR	5,650
286,682		Imperial Tobacco Group PLC	8,747,052
822		Japan Tobacco, Inc.	3,060,178
25,306		KT&G Corp.	1,399,944
20,157		Lorillard, Inc.	1,516,613
55,610		Philip Morris International, Inc.	2,900,618
63,927		Reynolds American, Inc.	3,450,779
			41,319,617
		Auto Manufacturers: 0.7%
46,017		DaimlerChrysler AG	2,162,846
1,159,302	@, I	DaimlerChrysler Escrow	359,383
12,318		Volkswagen AG	1,128,984
			3,651,213
		Banks: 6.6%
479,732		Bank of America Corp.	8,563,216
974,744		Barclays PLC	5,307,654
47,924	@	Guaranty Bancorp	76,199
498,859	@	Intesa Sanpaolo S.p.A.	1,857,794
189,000		Morgan Stanley	5,535,810
56,400		PNC Financial Services Group, Inc.	3,367,080
191,125	@	UBS AG - Reg	3,109,203
172,840		Wells Fargo & Co.	5,378,781
			33,195,737
		Beverages: 5.0%
33,768		Brown-Forman Corp.	2,007,508
145		Brown-Forman Corp. Class A	9,106
31,319		Carlsberg A/S	2,625,638
68,600		Coca-Cola Enterprises, Inc.	1,897,476
253,398		Dr Pepper Snapple Group, Inc.	8,912,008
52,015		PepsiCo, Inc.	3,441,312
71,423		Pernod-Ricard S.A.	6,060,279
			24,953,327
		Building Materials: 0.6%
115,723	@	Owens Corning, Inc.	2,943,993
			2,943,993
		Chemicals: 0.9%
39,314		Linde AG	4,689,339
			4,689,339
		Commercial Services: 0.2%
49,591		Hillenbrand, Inc.	1,090,506
			1,090,506
		Computers: 1.2%
386,574	@	Dell, Inc.	5,802,476
			5,802,476
		Diversified Financial Services: 0.6%
39,912		Deutsche Boerse AG	2,953,021
			2,953,021
		Electric: 4.0%
440,822		Babcock & Brown Infrastructure Group	1,471,528
165,020		E.ON AG	6,100,923
27,946		Entergy Corp.	2,273,407
98,032		Exelon Corp.	4,294,782
58,737		Gaz de France	2,270,597
161,533	@	NRG Energy, Inc.	3,376,040
			19,787,277
		Electronics: 0.5%
98,732		Tyco Electronics Ltd.	2,713,155
			2,713,155
		Food: 7.7%
49,952		Carrefour S.A.	2,406,816
52,876		General Mills, Inc.	3,743,092
21,196		Groupe Danone	1,276,571
338,111		Kraft Foods, Inc.	10,224,477
252,059		Kroger Co.	5,459,598
167,877		Nestle S.A.	8,602,354
787,547		Orkla ASA	6,967,820
			38,680,728

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 3.5%
36,878	@	Domtar Corp.	$2,375,312
173,998		International Paper Co.	4,282,091
53,357		MeadWestvaco Corp.	1,363,271
211,754		Weyerhaeuser Co.	9,586,104
			17,606,778
		Hand/Machine Tools: 0.1%
4,052		Stanley Black & Decker, Inc.	232,625
			232,625
		Healthcare - Products: 0.8%
8,822		Alcon, Inc.	1,425,282
5,007		Becton Dickinson & Co.	394,201
322,360	@	Boston Scientific Corp.	2,327,439
			4,146,922
		Healthcare - Services: 2.9%
63,300	@	Community Health Systems, Inc.	2,337,669
3,265	@	Kindred Healthcare, Inc.	58,933
901,741	@	Tenet Healthcare Corp.	5,157,959
217,030		UnitedHealth Group, Inc.	7,090,370
			14,644,931
		Insurance: 5.6%
81,774		ACE Ltd.	4,276,780
5,865	@	Alleghany Corp.	1,705,542
2	@	Berkshire Hathaway, Inc. - Class A	243,600
69,066		Berkshire Hathaway, Inc. - Class B	5,612,994
98,875	@	Conseco, Inc.	615,003
206,703		Old Republic International Corp.	2,620,994
48,137		Travelers Cos., Inc.	2,596,510
20,198		White Mountains Insurance Group Ltd.	7,170,290
11,352		Zurich Financial Services AG	2,911,717
			27,753,430
		Investment Companies: 0.1%
31,900	@, #	Bond Street Holdings, LLC	653,950
			653,950
		Leisure Time: 0.1%
161,450		Thomas Cook Group PLC	661,386
			661,386
		Machinery - Diversified: 0.5%
36,050		Alstom	2,244,618
			2,244,618
		Media: 2.8%
786,174		News Corp. - Class A	11,328,768
45,104		Time Warner Cable, Inc.	2,404,494
			13,733,262
		Miscellaneous Manufacturing: 2.2%
10,112	@	Eastman Kodak Co.	58,548
104,423		Federal Signal Corp.	940,851
65,000		Siemens AG	6,494,640
92,942		Tyco International Ltd.	3,555,032
			11,049,071
		Office/Business Equipment: 1.3%
688,342		Xerox Corp.	6,711,335
			6,711,335
		Oil & Gas: 5.1%
188,600		Marathon Oil Corp.	5,967,304
20,911		Noble Energy, Inc.	1,526,503
64,234	@	Pride International, Inc.	1,934,086
189,844		Royal Dutch Shell PLC	5,490,018
49,265		Total S.A.	2,859,255
90,768	@	Transocean Ltd.	7,840,540
			25,617,706
		Oil & Gas Services: 0.6%
34,600		Baker Hughes, Inc.	1,620,664
63,611	@	Exterran Holdings, Inc.	1,537,478
			3,158,142
		Pharmaceuticals: 1.0%
12,500		Eli Lilly & Co.	452,750
80,062		Novartis AG	4,330,870
			4,783,620
		Real Estate: 0.9%
454,259	@, I	Canary Wharf Group PLC	2,151,488
53,178	@	Forestar Real Estate Group, Inc.	1,004,001
36,301	@	St. Joe Co.	1,174,337
			4,329,826
		Retail: 3.5%
391,261		CVS Caremark Corp.	14,304,502
52,921		Wal-Mart Stores, Inc.	2,942,408
			17,246,910
		Semiconductors: 1.8%
872,815	@	LSI Logic Corp.	5,341,628
188,074		Maxim Integrated Products	3,646,755
			8,988,383
		Software: 2.1%
366,079		Microsoft Corp.	10,715,132
			10,715,132

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Shares			Value
			Telecommunications: 5.5%
	2,004,569		Cable & Wireless Communications PLC	$1,683,707
	2,004,569		Cable & Wireless Worldwide	2,798,573
	584,874	@	Motorola, Inc.	4,105,815
	259,549		Royal KPN NV	4,118,794
	17,161	S	Tandberg ASA	489,493
	101,326		Telefonica S.A.	2,400,884
	313,583		Virgin Media, Inc.	5,412,443
	2,795,023		Vodafone Group PLC	6,464,648
				27,474,357
			Toys/Games/Hobbies: 1.9%
	268,549		Mattel, Inc.	6,106,804
	10,370		Nintendo Co. Ltd.	3,477,720
				9,584,524
			Transportation: 1.5%
	645		AP Moller - Maersk A/S - Class B	4,915,734
	23,564		Groupe Eurotunnel S.A.	240,068
	73,039		TNT NV	2,091,647
				7,247,449
			Total Common Stock
			(Cost $404,220,221)	400,789,402
REAL ESTATE INVESTMENT TRUSTS: 1.0%
			Shopping Centers: 0.4%
	872,070		Link Real Estate Investment Trust	2,148,805
				2,148,805
			Single Tenant: 0.6%
	9,488	@	Alexander’s, Inc.	2,838,145
				2,838,145
			Total Real Estate Investment Trusts
			(Cost $5,329,755)	4,986,950
RIGHTS: 0.0%
			Airlines: 0.0%
	715,000	I, X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	—

			Total Rights
			(Cost $198,549)	—

	Principal Amount			Value
CORPORATE BONDS/NOTES: 5.1%
			Auto Manufacturers: 0.1%
	$1,017,500	I	DaimlerChrysler Escrow, 0.000%, due 07/31/14	$315,425
				315,425
			Auto Parts & Equipment: 0.0%
	179,000	±	Dana Corp., due 01/15/15	—
	7,000	±	Dana Corp., due 03/15/28	—
	37,000	±	Dana Corp., due 03/01/29	—
	29,000	±	Dana Corp., due 03/01/29	—
				—
			Chemicals: 0.0%
	32,523		Lyondell Chemical Co., 4.921%, due 04/06/10	1,281
	65,077		Lyondell Chemical Co., 13.000%, due 04/06/10	67,639
				68,920
			Diversified Financial Services: 2.0%
	4,089,000		Avaya, 4.500%, due 10/26/14	3,658,923
	211,871		CIT Group, Inc., 7.000%, due 05/01/13	207,634
	317,809		CIT Group, Inc., 7.000%, due 05/01/14	301,124
	317,809		CIT Group, Inc., 7.000%, due 05/01/15	297,151
	2,120,684		CIT Group, Inc., 7.000%, due 05/01/16	1,961,633
	1,592,558		CIT Group, Inc., 7.000%, due 05/01/17	1,473,116
	1,374,300		CIT Group, Inc., 9.500%, due 01/20/12	1,424,691
	638,100		CIT Group, Inc., 13.000%, due 01/20/12	661,497
				9,985,769
			Electric: 1.0%
	380,249		Boston Generating, LLC, 2.528%, due 12/20/13	321,429
	81,712		Boston Generating, LLC, 2.542%, due 12/20/13	69,072
	179,000		Calpine Corp., 0.000%, due 01/00/00	—
	3,048,252		Texas Competitive Electric Holdings Co., LLC, 3.297%, due 10/10/14	2,500,762
	2,107,609		Texas Competitive Electric Holdings Co., LLC, 3.790%, due 10/10/14	1,697,357
	325,591		Texas Competitive Electric Holdings Co., LLC, 3.797%, due 10/10/14	268,183
				4,856,803
			Holding Companies - Diversified: 0.1%
	5,443		Spectrum Brands, Inc., 1.500%, due 04/01/13	5,447
EUR	332,694		Spectrum Brands, Inc., 8.500%, due 04/01/49	449,754
	$105,771		Spectrum Brands, Inc., 8.750%, due 04/01/13	105,864
				561,065
			Media: 0.1%
	504,778		Charter Communications, 7.250%, due 03/06/14	514,599
				514,599

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
		Real Estate: 1.5%
$883,632		Realogy Corp., 2.250%, due 10/10/13		$782,854
854,700		Realogy Corp., 2.499%, due 10/10/13		733,974
3,006,675		Realogy Corp., 3.205%, due 10/10/13		2,663,763
3,418,508		Realogy Corp., 3.250%, due 10/10/13		3,028,627
193,000		Realogy Corp., 13.500%, due 10/15/17		212,783
1,216,000	±	Tropicana Entertainment, LLC, 9.625%, due 12/15/14		1,824
				7,423,825
		Software: 0.4%
2,169,368		First Data Corp., 3.035%, due 09/24/14		1,925,612
				1,925,612
		Total Corporate Bonds/Notes
		(Cost $24,948,296)		25,652,018
		Total Long-Term Investments
		(Cost $434,696,821)		431,428,370

SHORT-TERM INVESTMENTS: 12.7%
		U.S. Government Agency Obligations: 3.0%
15,300,000	Z	Federal Home Loan Bank, 0.090%, due 04/01/10		15,300,000
		Total U.S. Government Agency Obligations
		(Cost $15,300,000)		15,300,000

		U.S. Treasury Bills: 9.7%
3,500,000		0.060%, due 04/15/10		3,499,909
3,000,000		0.110%, due 05/27/10		2,999,484
5,000,000		0.120%, due 06/24/10		4,998,540
3,000,000		0.130%, due 05/13/10		2,999,549
5,000,000		0.130%, due 07/08/10		4,998,230
3,000,000		0.140%, due 06/03/10		2,999,280
2,000,000		0.140%, due 07/01/10		1,999,266
3,000,000		0.140%, due 07/15/10		2,998,731
3,000,000		0.140%, due 07/29/10		2,998,563
3,000,000		0.150%, due 07/22/10		2,998,599
2,000,000		0.160%, due 08/05/10		1,998,866
3,000,000		0.190%, due 08/26/10		2,997,672
5,000,000		0.200%, due 09/09/10		4,995,415
5,000,000		0.210%, due 09/16/10		4,994,986
		Total U.S. Treasury Bills
		(Cost $48,477,090)		48,477,090
		Total Short-Term Investments
		(Cost $63,777,090)		63,777,090

		Total Investments in Securities
		(Cost $498,473,911)*	99.0%	$495,205,460
		Other Assets and Liabilities - Net	1.0	4,925,144
		Net Assets	100.0%	$500,130,604
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro

	*	Cost for federal income tax purposes is $499,846,097.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$35,222,471
		Gross Unrealized Depreciation		(39,863,108)
		Net Unrealized Depreciation		$(4,640,637)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$424,656	$—	$—	$424,656
Agriculture	17,398,654	23,920,963	—	41,319,617
Auto Manufacturers	—	3,291,830	359,383	3,651,213
Banks	22,921,086	10,274,651	—	33,195,737
Beverages	16,267,410	8,685,917	—	24,953,327
Building Materials	2,943,993	—	—	2,943,993
Chemicals	—	4,689,339	—	4,689,339
Commercial Services	1,090,506	—	—	1,090,506
Computers	5,802,476	—	—	5,802,476
Diversified Financial Services	—	2,953,021	—	2,953,021
Electric	9,944,229	9,843,048	—	19,787,277
Electronics	2,713,155	—	—	2,713,155
Food	19,427,167	19,253,561	—	38,680,728
Forest Products & Paper	17,606,778	—	—	17,606,778
Hand/Machine Tools	232,625	—	—	232,625
Healthcare - Products	4,146,922	—	—	4,146,922
Healthcare - Services	14,644,931	—	—	14,644,931
Insurance	24,841,713	2,911,717	—	27,753,430
Investment Companies	—	653,950	—	653,950
Leisure Time	—	661,386	—	661,386
Machinery - Diversified	—	2,244,618	—	2,244,618
Media	13,733,262	—	—	13,733,262
Miscellaneous Manufacturing	4,554,431	6,494,640	—	11,049,071
Office/Business Equipment	6,711,335	—	—	6,711,335
Oil & Gas	17,268,433	8,349,273	—	25,617,706
Oil & Gas Services	3,158,142	—	—	3,158,142
Pharmaceuticals	452,750	4,330,870	—	4,783,620
Real Estate	2,178,338	2,151,488	—	4,329,826
Retail	17,246,910	—	—	17,246,910
Semiconductors	8,988,383	—	—	8,988,383
Software	10,715,132	—	—	10,715,132
Telecommunications	14,000,538	13,473,819	—	27,474,357
Toys/Games/Hobbies	6,106,804	3,477,720	—	9,584,524
Transportation	—	7,247,449	—	7,247,449
Total Common Stock	265,520,759	134,909,260	359,383	400,789,402
Real Estate Investment Trusts	2,838,145	2,148,805	—	4,986,950
Corporate Bonds/Notes	—	25,336,593	315,425	25,652,018
Short-Term Investments	—	63,777,090	—	63,777,090
Total Investments, at value	$268,358,904	$226,171,748	$674,808	$495,205,460
Other Financial Instruments+:
Forward foreign currency contracts	—	3,333,646	—	3,333,646
Total Assets	$268,358,904	$229,505,394	$674,808	$498,539,106

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(484,387)	$—	$(484,387)
Total Liabilities	$—	$(484,387)	$—	$(484,387)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Common Stock	$243,454	$—	$—	$—	$—	$115,930	$—	$—	$359,384
Rights	450	—	—	3,272	—	(3,723)	—	—	(1)
Corporate Bonds/Notes	213,675	—	—	1,108	—	100,642	—	—	315,425
Total Investments, at value	$457,579	$—	$—	$4,380	$—	$212,849	$—	$—	$674,808

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $212,849.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swiss Franc
CHF 240,100	BUY	5/10/10	$236,645	$227,787	$(8,858)
Swiss Franc
CHF 166,497	BUY	5/10/10	163,125	157,958	(5,167)
British Pound
GBP 940,295	BUY	5/12/10	1,521,981	1,426,532	(95,449)
British Pound
GBP 168,000	BUY	5/12/10	271,811	254,874	(16,937)
British Pound
GBP 125,000	BUY	5/12/10	201,562	189,639	(11,923)
British Pound
GBP 1,000,000	BUY	5/12/10	1,611,690	1,517,110	(94,580)
British Pound
GBP 93,426	BUY	5/12/10	147,339	141,737	(5,602)
British Pound
GBP 1,818,000	BUY	5/12/10	2,867,531	2,758,106	(109,425)
British Pound
GBP 488,100	BUY	5/12/10	752,060	740,501	(11,559)
British Pound
GBP 751,500	BUY	5/12/10	1,132,631	1,140,108	7,477
Japanese Yen
JPY 38,331,670	BUY	4/20/10	419,696	410,054	(9,642)
Japanese Yen
JPY 8,100,000	BUY	4/20/10	89,173	86,650	(2,523)
Japanese Yen
JPY 15,600,000	BUY	4/20/10	174,127	166,881	(7,246)
South Korean Won
KRW 198,000,000	BUY	4/19/10	174,449	174,864	415
Norwegian Krone
NOK 2,000,000	BUY	8/16/10	331,082	334,202	3,120
					$(367,899)

Australian Dollar
AUD 517,800	SELL	5/19/10	$474,916	$472,523	$2,393
Swiss Franc
CHF 4,300,000	SELL	5/10/10	4,048,964	4,079,477	(30,513)
Swiss Franc
CHF 4,328,122	SELL	5/10/10	4,075,828	4,106,157	(30,329)
Swiss Franc
CHF 1,330,311	SELL	5/10/10	1,255,532	1,262,087	(6,555)
Swiss Franc
CHF 340,000	SELL	5/10/10	332,876	322,563	10,313
Swiss Franc
CHF 732,400	SELL	5/10/10	721,576	694,839	26,737
Swiss Franc
CHF 100,000	SELL	5/10/10	100,474	94,872	5,602
Swiss Franc
CHF 300,000	SELL	5/10/10	289,612	284,615	4,997
Swiss Franc
CHF 115,900	SELL	5/10/10	111,465	109,956	1,509
Swiss Franc
CHF 238,000	SELL	5/10/10	227,297	225,794	1,503
Swiss Franc
CHF 226,000	SELL	5/10/10	208,776	214,410	(5,634)
Swiss Franc
CHF 500,000	SELL	5/10/10	465,116	474,358	(9,242)
Danish Krone
DKK 9,569,546	SELL	4/23/10	1,921,075	1,735,888	185,187
Danish Krone
DKK 676,000	SELL	4/23/10	135,811	122,624	13,187
Danish Krone
DKK 500,000	SELL	4/23/10	98,905	90,699	8,206

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Danish Krone
DKK 1,400,000	SELL	4/23/10	$254,582	$253,956	$626
Danish Krone
DKK 857,100	SELL	4/23/10	155,047	155,475	(428)
EU Euro
EUR 34,685,463	SELL	7/16/10	47,415,028	46,849,013	566,015
EU Euro
EUR 770,641	SELL	7/16/10	1,042,315	1,040,890	1,425
EU Euro
EUR 224,838	SELL	7/16/10	304,258	303,685	573
EU Euro
EUR 800,670	SELL	7/16/10	1,078,270	1,081,450	(3,180)
British Pound
GBP 24,160,441	SELL	5/12/10	38,973,207	36,654,046	2,319,161
British Pound
GBP 229,800	SELL	5/12/10	373,712	348,632	25,080
British Pound
GBP 105,918	SELL	5/12/10	172,858	160,690	12,168
British Pound
GBP 1,419,170	SELL	5/12/10	2,195,342	2,153,037	42,305
British Pound
GBP 800,000	SELL	5/12/10	1,208,288	1,213,688	(5,400)
Japanese Yen
JPY 185,593,634	SELL	4/20/10	2,039,490	1,985,391	54,099
Japanese Yen
JPY 6,600,000	SELL	4/20/10	73,093	70,604	2,489
Japanese Yen
JPY 21,518,236	SELL	4/20/10	243,615	230,192	13,423
Japanese Yen
JPY 12,000,000	SELL	4/20/10	129,876	128,370	1,506
Japanese Yen
JPY 15,000,000	SELL	4/20/10	165,218	160,463	4,755
Japanese Yen
JPY 22,400,000	SELL	4/20/10	242,031	239,624	2,407
South Korean Won
KRW 140,718,750	SELL	4/19/10	125,000	124,276	724
South Korean Won
KRW 140,750,000	SELL	4/19/10	125,000	124,304	696
South Korean Won
KRW 29,393,000	SELL	4/19/10	26,000	25,959	41
South Korean Won
KRW 175,066,300	SELL	4/19/10	155,000	154,610	390
South Korean Won
KRW 70,199,500	SELL	4/19/10	62,000	61,997	3
South Korean Won
KRW 119,102,000	SELL	4/19/10	105,400	105,185	215
South Korean Won
KRW 181,789,580	SELL	4/19/10	155,000	160,548	(5,548)
South Korean Won
KRW 253,229,669	SELL	4/19/10	217,000	223,641	(6,641)
South Korean Won
KRW 183,440,000	SELL	4/19/10	160,000	162,006	(2,006)
Norwegian Krone
NOK 36,983,349	SELL	8/16/10	6,192,376	6,179,964	12,412
Norwegian Krone
NOK 1,800,000	SELL	8/16/10	301,245	300,782	463
Norwegian Krone
NOK 720,000	SELL	8/16/10	122,337	120,313	2,024
					$3,217,158

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
30,029,903		ING Franklin Income Portfolio - Class I		$291,890,662
38,456,227		ING Franklin Mutual Shares Portfolio - Class I		293,421,011
27,359,644		ING Templeton Global Growth Portfolio - Class I		294,663,371
		Total Investments in Affiliated Investment Companies
		(Cost $932,086,185)*	100.0%	$879,975,044
		Other Assets and Liabilities - Net	(0.0)	(250,661)
		Net Assets	100.0%	$879,724,383

	*	Cost for federal income tax purposes is $1,001,485,216.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(121,510,172)
		Net Unrealized Depreciation		$(121,510,172)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$879,975,044	$—	$—	$879,975,044
Total Investments, at value	$879,975,044	$—	$—	$879,975,044

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Australia: 1.5%
2,591,649	@	Australian Worldwide Exploration Ltd.	$6,467,417
1,696,233	@	Fortescue Metals Group Ltd.	7,616,180
			14,083,597
		Bahamas: 0.6%
238,900		Teekay Shipping Corp.	5,432,586
			5,432,586
		Canada: 22.8%
709,105		Barrick Gold Corp.	27,187,086
497,128		Canadian Natural Resources Ltd.	36,807,357
644,700	@	Centerra Gold, Inc.	8,442,387
82,700	@	Domtar Corp.	5,326,707
851,879		EnCana Corp.	26,433,805
381,994		GoldCorp, Inc.	14,217,817
678,092		Kinross Gold Corp.	11,588,592
1,504,300		Lundin Mining Corp.	7,983,239
936,029		Nexen, Inc.	23,129,277
727,439		Suncor Energy, Inc.	23,670,865
610,744		Talisman Energy, Inc.	10,419,293
435,696	@	Teck Cominco Ltd. - Class B	18,978,918
			214,185,343
		China: 0.9%
11,080,784		China Petroleum & Chemical Corp.	9,100,443
			9,100,443
		France: 1.3%
214,108		Total SA ADR	12,422,546
			12,422,546
		Japan: 1.0%
1,241		Inpex Holdings, Inc.	9,113,948
			9,113,948
		Netherlands: 2.0%
322,042		Royal Dutch Shell PLC ADR - Class A	18,633,350
			18,633,350
		Russia: 2.4%
194,063	@	Lukoil-Spon ADR	11,003,372
486,962		OAO Gazprom ADR	11,428,998
			22,432,370
		Thailand: 0.7%
4,310,700		Thai Oil PCL	6,651,992
			6,651,992
		United Kingdom: 4.4%
781,668	@	Anglo American PLC ADR	16,915,296
355,009	@	Dana Petroleum PLC	6,477,158
75,297		Rio Tinto PLC ADR	17,825,059
			41,217,513
		United States: 60.6%
353,349	@	Alpha Natural Resources, Inc.	17,628,582
370,167		Apache Corp.	37,571,951
577,847		Arch Coal, Inc.	13,203,804
270,463		Atlas Energy, Inc.	8,416,809
719,538	@	Cal Dive International, Inc.	5,274,214
380,184	@	Cameron International Corp.	16,294,686
513,079	L	Chevron Corp.	38,906,781
175,609		Cimarex Energy Co.	10,427,662
73,400		Cliffs Natural Resources, Inc.	5,207,730
219,800	@	Complete Production Services, Inc.	2,538,690
1,113,239		ConocoPhillips	56,964,437
8,600	@	Contango Oil & Gas Co.	439,890
617,900	@	Denbury Resources, Inc.	10,423,973
152,580		Devon Energy Corp.	9,830,729
301,154		Ensco International PLC ADR	13,485,676
947,500		ExxonMobil Corp.	63,463,550
242,946		Freeport-McMoRan Copper & Gold, Inc.	20,295,709
547,628		Halliburton Co.	16,500,032
250,400	@, L	Helix Energy Solutions Group, Inc.	3,262,712
705,439		International Paper Co.	17,360,854
295,300		Murphy Oil Corp.	16,592,907
622,012		National Oilwell Varco, Inc.	25,241,247
275,644		Occidental Petroleum Corp.	23,302,944
451,686		Peabody Energy Corp.	20,642,050
220,900		Penn Virginia Corp.	5,412,050
784,622		Schlumberger Ltd.	49,792,112
464,553		Smith International, Inc.	19,892,159
150,634	@	Transocean Ltd.	13,011,765
183,736	L	United States Steel Corp.	11,670,911
369,545		XTO Energy, Inc.	17,435,133
			570,491,749
		Total Common Stock
		(Cost $831,166,533)	923,765,437

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.4%
4,124,000		ING Institutional Prime Money Market Fund - Class I		$4,124,000
		Total Mutual Fund
		(Cost $4,124,000)		4,124,000
		Securities Lending Collateral(cc): 0.2%
870,625		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		870,625
784,324	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		627,460
		Total Securities Lending Collateral
		(Cost $1,654,949)		1,498,085
		Total Short-Term Investments
		(Cost $5,778,949)		5,622,085
		Total Investments in Securities
		(Cost $836,945,482)*	98.8%	$929,387,522
		Other Assets and Liabilities - Net	1.2	11,003,023
		Net Assets	100.0%	$940,390,545

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $883,149,484.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$141,242,178
		Gross Unrealized Depreciation		(95,004,140)
		Net Unrealized Appreciation		$46,238,038

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Coal	5.5%
Forest Products & Paper	2.4
Iron/Steel	2.6
Mining	15.2
Oil & Gas	57.1
Oil & Gas Services	14.8
Transportation	0.6
Short-Term Investments	0.6
Other Assets and Liabilities - Net	1.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$14,083,597	$—	$14,083,597
Bahamas	5,432,586	—	—	5,432,586
Canada	214,185,343	—	—	214,185,343
China	—	9,100,443	—	9,100,443
France	12,422,546	—	—	12,422,546
Japan	—	9,113,948	—	9,113,948
Netherlands	18,633,350	—	—	18,633,350
Russia	22,432,370	—	—	22,432,370
Thailand	—	6,651,992	—	6,651,992
United Kingdom	17,825,059	23,392,454	—	41,217,513
United States	570,491,749	—	—	570,491,749
Total Common Stock	861,423,003	62,342,434	—	923,765,437
Short-Term Investments	4,994,625	—	627,460	5,622,085
Total Investments, at value	$866,417,628	$62,342,434	$627,460	$929,387,522

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$627,460	$—	$—	$—	$—	$—	$—	$—	$627,460
Total Investments, at value	$627,460	$—	$—	$—	$—	$—	$—	$—	$627,460

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2010 (Unaudited)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.4%

		Federal Home Loan Mortgage Corporation##: 6.7%
$887,459	S	4.500%, due 07/15/22		$927,755
3,733,332	S	5.000%, due 11/01/16-03/01/19		3,978,492
				4,906,247
		Federal National Mortgage Association##: 8.2%
800,000	S	1.750%, due 04/15/11		800,302
1,400,000		2.000%, due 04/01/11		1,400,000
1,100,000		2.050%, due 04/01/11		1,100,000
2,540,152	S	5.000%, due 05/01/17-01/01/20		2,703,529
				6,003,831
		Government National Mortgage Association: 0.5%
343,224	S	5.500%, due 01/01/20-07/01/20		370,084
				370,084
		Total U.S. Government Agency Obligations
		(Cost $11,229,974)		11,280,162
U.S. TREASURY OBLIGATIONS: 1.1%
		U.S. Treasury Notes: 1.1%
500,000		1.000%, due 03/31/12		499,922
100,000	S	1.375%, due 02/15/13		99,563
200,000		2.500%, due 03/31/15		199,501

		Total U.S. Treasury Obligations
		(Cost $798,233)		798,986
STRUCTURED PRODUCTS: 43.0%
3,000,000	S	AB Svensk Exportkredit, Dow Jones UBS Commodity Index-Total ReturnSM, 3.297%, due 02/14/11		2,319,922
4,200,000	S	AB Svensk Exportkredit, Dow Jones UBS Commodity Index-Total ReturnSM, 4.250%, due 01/24/11		3,945,432
4,000,000		Eksportfinans A/S, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 0.325%, due 03/31/10		7,679,010
3,700,000	S	Morgan Stanley, Dow Jones-UBS Commodity Index-Total ReturnSM, 3.250%, due 05/28/10		5,424,356
9,500,000	#	Rabobank Structured Products, Dow Jones UBS Commodity Index-Total ReturnSM, 6.000%, due 04/29/11		9,838,175
3,000,000	S	UBS Bank, Dow Jones UBS Commodity Index-Total ReturnSM, 0.080%, due 02/16/11		2,321,908
		Total Structured Products
		(Cost $27,400,000)		31,528,803
		Total Long-Term Investments
		(Cost $39,428,207)		43,607,951

Shares				Value

SHORT-TERM INVESTMENTS: 45.9%

		Affiliated Mutual Fund: 45.9%
33,676,777		ING Institutional Prime Money Market Fund - Class I		$33,676,777

		Total Short-Term Investments
		(Cost $33,676,777)		33,676,777

		Total Investments in Securities
		(Cost $73,104,984)*	105.4%	$77,284,728
		Other Assets and Liabilities - Net	(5.4)	(3,989,583)
		Net Assets	100.0%	$73,295,145
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,812,973
		Gross Unrealized Depreciation		(1,633,229)
		Net Unrealized Appreciation		$4,179,744

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$11,280,162	$—	$11,280,162
U.S. Treasury Obligations	—	798,986	—	798,986
Structured Products	—	—	31,528,803	31,528,803
Short-Term Investments	33,676,777	—	—	33,676,777
Total Investments, at value	$33,676,777	$12,079,148	$31,528,803	$77,284,728
Other Financial Instruments+:
Futures	112,266	—	—	112,266
Total Assets	$33,789,043	$12,079,148	$31,528,803	$77,396,994

Liabilities Table
Other Financial Instruments+:
Futures	(59,823)	—	—	(59,823)
Total Liabilities	$(59,823)	$—	$—	$(59,823)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Structured Products	$32,038,968	$19,000,000	$(15,937,488)	$—	$6,037,488	$(9,610,165)	$—	$—	$31,528,803
Total Investments, at value	$32,038,968	$19,000,000	$(15,937,488)	$—	$6,037,488	$(9,610,165)	$—	$—	$31,528,803

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(3,330,681).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on March 31, 2010:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
90-Day Eurodollar	28	09/13/10	$6,962,550	$99,521
U.S. Treasury 5-Year Note	24	06/30/10	2,756,250	(5,458)
U.S. Treasury Long Bond	3	06/21/10	348,375	(1,685)
			$10,067,175	$92,378
Short Contracts
90-Day Eurodollar	7	06/14/10	$1,743,525	$(14,368)
90-Day Eurodollar	10	12/13/10	2,479,250	(7,032)
90-Day Eurodollar	9	03/14/11	2,223,450	(27,698)
U.S. Treasury 2-Year Note	25	06/30/10	5,423,828	(3,582)
U.S. Treasury 10-Year Note	16	06/21/10	1,860,000	12,745
			$13,730,053	$(39,935)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.3%
		Agriculture: 9.3%
291,215		Altria Group, Inc.	$5,975,732
772,869		British American Tobacco PLC	26,644,985
6,027		Japan Tobacco, Inc.	22,437,581
			55,058,298
		Airlines: 3.8%
533,645	@	Continental Airlines, Inc.	11,724,181
564,335	@, L	UAL Corp.	11,032,749
			22,756,930
		Banks: 9.7%
818,785		Bank of America Corp.	14,615,312
938,184		ICICI Bank Ltd.	19,885,323
256,940		ICICI Bank Ltd. ADR	10,971,338
365,100		Sumitomo Mitsui Financial Group, Inc.	12,095,682
			57,567,655
		Computers: 0.5%
21,865		International Business Machines Corp.	2,804,186
			2,804,186
		Diversified Financial Services: 3.4%
709,900	@	AmeriCredit Corp.	16,867,224
261,695	@	SLM Corp.	3,276,421
			20,143,645
		Electric: 3.1%
197,500		Light S.A.	2,685,383
2,120,680		NTPC Ltd.	9,783,561
2,549,644		Power Grid Corp. of India Ltd.	6,078,865
			18,547,809
		Entertainment: 1.3%
198,960	@, L	Vail Resorts, Inc.	7,976,306
			7,976,306
		Food: 4.5%
55,815		Nestle India Ltd.	3,327,043
351,394		Nestle S.A.	18,006,133
812,241		Tesco PLC	5,370,177
			26,703,353
		Household Products/Wares: 1.0%
111,287	S	Reckitt Benckiser PLC	6,114,537
			6,114,537
		Insurance: 7.2%
869,120		Assured Guaranty Ltd.	19,094,566
1,500,965	L	Radian Group, Inc.	23,475,094
			42,569,660
		Iron/Steel: 6.9%
947,051		Jindal Steel & Power Ltd.	14,819,649
944,162		Jsw Steel Ltd.	25,950,059
			40,769,708
		Media: 4.6%
1,179,455		CBS Corp. - Class B	16,441,603
127,029	@	DirecTV	4,294,850
214,051	@	Liberty Global, Inc. - Series C	6,183,933
			26,920,386
		Metal Fabricate/Hardware: 1.2%
1,210,544		Bharat Forge Ltd.	6,852,564
			6,852,564
		Oil & Gas: 4.0%
297,444		BG Group PLC	5,151,074
1,090,420	@	Denbury Resources, Inc.	18,395,385
			23,546,459
		Pharmaceuticals: 8.2%
274,605	@	Forest Laboratories, Inc.	8,611,613
524,550	@, L	Mylan Laboratories	11,912,531
38,935		Novo-Nordisk A/S ADR	3,002,667
327,765		Perrigo Co.	19,246,361
89,530		Teva Pharmaceutical Industries Ltd. ADR	5,647,552
			48,420,724
		Pipelines: 4.8%
482,486	@	Kinder Morgan Management, LLC	28,283,329
			28,283,329
		Real Estate: 13.7%
1,777,282	S	CapitaLand Ltd.	5,031,969
1,474,635	@	CB Richard Ellis Group, Inc.	23,372,965
805,895		DB Realty Ltd.	8,230,379
3,565,000		Hang Lung Properties Ltd.	14,344,408
927,665	@, L	St. Joe Co.	30,009,963
			80,989,684
		Retail: 1.4%
50,164		Pantaloon Retail India Ltd.	287,380
894,456		Pantaloon Retail India Ltd.	7,843,054
			8,130,434

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications: 3.0%
2,552,405	@	Motorola, Inc.		$17,917,883
				17,917,883
		Water: 1.7%
457,540		American Water Works Co., Inc.		9,956,070
				9,956,070
		Total Common Stock
		(Cost $463,249,284)		552,029,620
REAL ESTATE INVESTMENT TRUSTS: 4.9%
		Forestry: 1.9%
295,402	L	Plum Creek Timber Co., Inc.		11,494,092
				11,494,092
		Mortgage: 0.1%
206,510	@	Gramercy Capital Corp.		576,163
				576,163
		Warehouse/Industrial: 2.9%
1,282,462		ProLogis		16,928,498
				16,928,498
		Total Real Estate Investment Trusts
		(Cost $21,627,869)		28,998,753
PURCHASED OPTIONS: 0.7%
		Purchased Option: 0.7%
19,166		Ford Motor Co. Call Option, strike price 16.00,expiration 09/18/10		689,976
6,993		Motorola, Inc. Call Option, strike price 2.50, expiration 01/22/11		3,199,298
		Total Purchased Options
		(Cost $4,469,582)		3,889,274
		Total Long-Term Investments
		(Cost $489,346,735)		584,917,647

Principal Amount				Value
SHORT-TERM INVESTMENTS: 12.6%
		U.S. Government Agency Obligations: 0.5%
$3,000,000	Z	Federal Home Loan Bank, 0.150%, due 04/01/10		$3,000,000
		Total U.S. Government Agency Obligations
		(Cost $3,000,000)		3,000,000
		Securities Lending Collateral(cc): 12.1%
70,617,376		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		70,617,376
1,618,796	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,295,037
		Total Securities Lending Collateral
		(Cost $72,236,172)		71,912,413
		Total Short-Term Investments
		(Cost $75,236,172)		74,912,413
		Total Investments in Securities
		(Cost $564,582,907)*	111.5%	$659,830,060
		Other Assets and Liabilities - Net	(11.5)	(68,250,172)
		Net Assets	100.0%	$591,579,888

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $597,190,860.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,608,884
		Gross Unrealized Depreciation		(45,969,684)
		Net Unrealized Appreciation		$62,639,200

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Agriculture	$5,975,732	$49,082,566	$—	$55,058,298
Airlines	22,756,930	—	—	22,756,930
Banks	25,586,650	31,981,005	—	57,567,655
Computers	2,804,186	—	—	2,804,186
Diversified Financial Services	20,143,645	—	—	20,143,645
Electric	2,685,383	15,862,426	—	18,547,809
Entertainment	7,976,306	—	—	7,976,306
Food	—	26,703,353	—	26,703,353
Household Products/Wares	—	6,114,537	—	6,114,537
Insurance	42,569,660	—	—	42,569,660
Iron/Steel	—	40,769,708	—	40,769,708
Media	26,920,386	—	—	26,920,386
Metal Fabricate/Hardware	—	6,852,564	—	6,852,564
Oil & Gas	18,395,385	5,151,074	—	23,546,459
Pharmaceuticals	48,420,724	—	—	48,420,724
Pipelines	28,283,329	—	—	28,283,329
Real Estate	61,613,307	19,376,377	—	80,989,684
Retail	—	8,130,434	—	8,130,434
Telecommunications	17,917,883	—	—	17,917,883
Water	9,956,070	—	—	9,956,070
Total Common Stock	342,005,576	210,024,044	—	552,029,620
Real Estate Investment Trusts	28,998,753	—	—	28,998,753
Positions In Purchased Options	3,889,274	—	—	3,889,274
Short-Term Investments	70,617,376	3,000,000	1,295,037	74,912,413
Total Investments, at value	$445,510,979	$213,024,044	$1,295,037	$659,830,060
Other Financial Instruments+:
Forward foreign currency contracts	—	1,158,718	—	1,158,718
Total Assets	$445,510,979	$214,182,762	$1,295,037	$660,988,778

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(120,384)	$—	$(120,384)
Total Liabilities	$—	$(120,384)	$—	$(120,384)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037
Total Investments, at value	$1,295,037	$—	$—	$—	$—	$—	$—	$—	$1,295,037

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 9,300,000	SELL	4/8/10	$14,805,600	$14,112,034	$693,566
British Pound
GBP 8,200,000	SELL	4/22/10	12,906,964	12,441,812	465,152
British Pound
GBP 8,220,000	SELL	5/6/10	12,350,714	12,471,098	(120,384)
					$1,038,334

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Brazil: 17.9%
1,155,033		All America Latina Logistica S.A.	$10,560,821
1,134,223		Banco Itau Holding Financeira S.A.	24,835,743
150,847		Cia de Bebidas das Americas ADR	13,826,636
1,419,900		Companhia Brasileira de Meios de Pagamento	13,485,597
1,795,800		OGX Petroleo e Gas Participacoes S.A.	16,803,279
1,304,287		Petroleo Brasileiro SA ADR	51,636,722
1,978,344		Vale S.A. ADR	54,918,829
			186,067,627
		Chile: 1.1%
172,701		Banco Santander Chile S.A. ADR	11,781,662
			11,781,662
		China: 11.6%
2,194,000	L	Anhui Conch Cement Co. Ltd.	14,473,393
14,074,037		China Merchants Bank Co. Ltd.	37,996,641
4,398,000		China National Building Material Co. Ltd.	8,502,074
139,611	@, L	New Oriental Education & Technology Group ADR	11,938,137
2,380,000		Ping An Insurance Group Co. of China Ltd.	20,459,992
534,500		Tencent Holdings Ltd.	10,709,829
2,406,000		Tsingtao Brewery Co. Ltd.	12,096,372
2,389,000		Wumart Stores, Inc.	4,812,774
			120,989,212
		Egypt: 1.9%
227,538		Orascom Construction Industries	10,915,174
8,249,421		Orascom Telecom Holding SAE	8,452,576
			19,367,750
		Hong Kong: 8.8%
1,763,500		China Mobile Ltd.	16,958,586
3,506,000		China Resources Enterprise	13,003,713
1,945,705		Esprit Holdings Ltd.	15,334,351
22,021,380	@, L	GOME Electrical Appliances Holdings Ltd.	7,386,222
2,530,000		Hang Lung Properties Ltd.	10,179,903
4,648,000		Li & Fung Ltd.	22,858,663
1,637,000	I, X	Yue Yuen Industrial Holdings	5,778,610
			91,500,048
		Hungary: 0.5%
143,535	@	OTP Bank Nyrt	5,021,316
			5,021,316
		India: 13.2%
503,406		ACC Ltd.	10,658,000
2,691,022		Bharti Airtel Ltd.	18,723,329
1,488,884		Gujarat Ambuja Cements Ltd.	3,972,148
288,998	L	HDFC Bank Ltd. ADR	40,283,431
97,500		Housing Development Finance Corp.	5,896,497
455,084	L	Infosys Technologies Ltd. ADR	26,781,693
673,500		Jindal Steel & Power Ltd.	10,539,067
570,335		Reliance Capital Ltd.	9,594,917
1		Tata Motors Ltd. ADR	18
381,300		United Spirits Ltd.	11,215,186
			137,664,286
		Indonesia: 2.5%
11,534,500		Bank Rakyat Indonesia	10,432,722
2,660,500		PT Astra International Tbk	12,223,624
2,157,000		Unilever Indonesia Tbk PT	2,879,132
			25,535,478
		Israel: 0.9%
151,037		Teva Pharmaceutical Industries Ltd. ADR	9,527,414
			9,527,414
		Italy: 0.9%
219,420	L	Tenaris SA ADR	9,421,895
			9,421,895
		Malaysia: 0.7%
558,100		British American Tobacco Malaysia Bhd	7,547,557
			7,547,557
		Mexico: 6.3%
215,128		America Movil SA de CV - Series L ADR	10,829,548
493,577	@	Cemex SA de CV ADR	5,039,421
1		Grupo Aeroportuario del Sureste SA de CV ADR	52
6,172,264	@	Grupo Financiero Banorte SA de CV	27,377,370
4,254,620	@, L	Wal-Mart de Mexico SA de CV	21,800,035
			65,046,426
		Russia: 3.7%
290,900	#, L	Magnit OAO GDR	5,078,451
480,500		Magnit OAO GDR	8,869,004
8,408,806		Sberbank of Russian Federation	24,637,802
			38,585,257

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		South Africa: 9.7%
2,838,779		African Bank Investments Ltd.		$13,865,448
2,461,270		FirstRand Ltd.		6,830,657
754,928		Impala Platinum Holdings Ltd.		22,162,460
873,657		Massmart Holdings Ltd.		13,014,976
1,063,499		MTN Group Ltd.		16,325,509
1,263,761		RMB Holdings Ltd.		5,621,343
560,526		Sasol Ltd.		23,231,430
				101,051,823
		South Korea: 10.0%
118,392		Hyundai Mobis		15,689,712
127,797		Hyundai Motor Co.		13,031,829
237,243		KT&G Corp.		13,124,437
2	#	KT&G Corp. GDR		55
32,440		Posco		15,162,108
41,111		Samsung Electronics Co. Ltd.		29,723,019
36,686		Shinsegae Co. Ltd.		17,353,328
				104,084,488
		Taiwan: 5.4%
1		Chinatrust Financial Holding Co. Ltd.		1
5,564,608		HON HAI Precision Industry Co. Ltd.		24,094,801
2,483,223		Taiwan Semiconductor Manufacturing Co. Ltd.		4,811,844
2,631,362		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		27,602,987
				56,509,633
		Turkey: 3.0%
1	@	Migros Ticaret A.S		16
6,535,727		Turkiye Garanti Bankasi A/S		30,638,730
				30,638,746
		United States: 1.4%
340,561	@	NII Holdings, Inc.		14,187,771
				14,187,771
		Total Common Stock
		(Cost $808,571,392)		1,034,528,389
SHORT-TERM INVESTMENTS: 6.2%
		Securities Lending Collateral(cc): 6.2%
62,602,808		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		62,602,808
3,197,563	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		2,558,050
		Total Short-Term Investments
		(Cost $65,800,371)		65,160,858
		Total Investments in Securities
		(Cost $874,371,763)*	105.7%	$1,099,689,247
		Other Assets and Liabilities - Net	(5.7)	(59,742,633)
		Net Assets	100.0%	$1,039,946,614

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $892,739,729.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$249,310,701
		Gross Unrealized Depreciation		(42,361,183)
		Net Unrealized Appreciation		$206,949,518

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.0%
Apparel	0.6
Auto Manufacturers	1.3
Auto Parts & Equipment	1.5
Banks	18.5
Beverages	3.6
Building Materials	4.1
Commercial Services	2.4
Computers	2.6
Distribution/Wholesale	2.2
Diversified Financial Services	5.1
Electronics	2.3
Engineering & Construction	1.0
Food	1.3
Holding Companies - Diversified	1.3
Household Products/Wares	0.3
Insurance	2.9
Internet	1.0
Iron/Steel	2.5
Metal Fabricate/Hardware	0.9
Mining	7.4
Oil & Gas	8.8
Pharmaceuticals	0.9
Real Estate	1.0
Retail	8.8
Semiconductors	6.0
Telecommunications	8.2
Transportation	1.0
Short-Term Investments	6.2
Other Assets and Liabilities - Net	(5.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Brazil	$186,067,627	$—	$—	$186,067,627
Chile	11,781,662	—	—	11,781,662
China	11,938,137	109,051,075	—	120,989,212
Egypt	—	19,367,750	—	19,367,750
Hong Kong	—	91,500,048	—	91,500,048
Hungary	—	5,021,316	—	5,021,316
India	67,065,142	70,599,144	—	137,664,286
Indonesia	—	25,535,478	—	25,535,478
Israel	9,527,414	—	—	9,527,414
Italy	9,421,895	—	—	9,421,895
Malaysia	—	7,547,557	—	7,547,557
Mexico	65,046,426	—	—	65,046,426
Russia	29,716,253	8,869,004	—	38,585,257
South Africa	—	101,051,823	—	101,051,823
South Korea	55	104,084,433	—	104,084,488
Taiwan	27,602,987	28,906,646	—	56,509,633
Turkey	16	30,638,730	—	30,638,746
United States	14,187,771	—	—	14,187,771
Total Common Stock	432,355,385	602,173,004	—	1,034,528,389
Short-Term Investments	62,602,808	—	2,558,050	65,160,858
Total Investments, at value	$494,958,193	$602,173,004	$2,558,050	$1,099,689,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050
Total Investments, at value	$2,558,050	$—	$—	$—	$—	$—	$—	$—	$2,558,050

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Advertising: 0.0%
5,100	@	inVentiv Health, Inc.	$114,546
			114,546
		Aerospace/Defense: 1.7%
10,800	@	Alliant Techsystems, Inc.	878,040
3,800		Curtiss-Wright Corp.	132,240
16,400	@	Esterline Technologies Corp.	810,652
127,400	@, L	Gencorp, Inc.	733,824
3,800	L	Heico Corp.	195,928
52,060	@	TransDigm Group, Inc.	2,761,262
3,500		Triumph Group, Inc.	245,315
			5,757,261
		Agriculture: 0.2%
16,600		Andersons, Inc.	555,768
			555,768
		Airlines: 0.6%
4,400	@	Alaska Air Group, Inc.	181,412
144,700	@, S	Hawaiian Holdings, Inc.	1,066,439
47,800	@	Republic Airways Holdings, Inc.	282,976
25,500		Skywest, Inc.	364,140
			1,894,967
		Apparel: 2.3%
18,658	L	Columbia Sportswear Co.	980,105
6,600	@	Deckers Outdoor Corp.	910,800
18,800	@	G-III Apparel Group Ltd.	518,128
90,010	@	Iconix Brand Group, Inc.	1,382,554
46,000		Jones Apparel Group, Inc.	874,920
52,000	@	Maidenform Brands, Inc.	1,136,200
29,200		Oxford Industries, Inc.	593,636
46,300	@	Perry Ellis International, Inc.	1,048,695
5,600	@	Steven Madden Ltd.	273,280
			7,718,318
		Auto Manufacturers: 0.1%
51,600	@	Force Protection, Inc.	310,632
			310,632
		Auto Parts & Equipment: 0.4%
17,900	@	ATC Technology Corp.	307,164
35,900		Cooper Tire & Rubber Co.	682,818
18,100		Spartan Motors, Inc.	101,360
30,800		Standard Motor Products, Inc.	305,536
			1,396,878
		Banks: 4.9%
21,400	@	1st United Bancorp, Inc.	172,270
1,000		Alliance Financial Corp.	29,480
67,720		Associated Banc-Corp.	934,536
1,500		Bancfirst Corp.	62,865
10,600		Banco Latinoamericano de Exportaciones S.A.	152,216
1,900	@	Bancorp, Inc.	16,910
23,200		Cathay General Bancorp.	270,280
11,200		City Holding Co.	384,048
4,100		Columbia Banking System, Inc.	83,271
15,600		Community Bank System, Inc.	355,368
4,670		Community Trust Bancorp., Inc.	126,510
14,400	L	CVB Financial Corp.	142,992
11,200		East-West Bancorp., Inc.	195,104
3,600		Farmers Capital Bank Corp.	30,852
5,100		First Bancorp.	68,952
17,000		First Community Bancshares, Inc.	210,290
130,730		First Financial Bancorp.	2,325,687
11,000		First Interstate Bancsystem, Inc.	178,750
43,500		FNB Corp.	352,785
4,170		Hudson Valley Holding Corp.	100,914
58,049		IBERIABANK Corp.	3,483,520
11,230		International Bancshares Corp.	258,178
6,200		Lakeland Financial Corp.	118,110
600		Merchants Bancshares, Inc.	13,026
39,500	@	Nara Bancorp., Inc.	346,020
2,700	L	National Bankshares, Inc.	73,575
16,100		National Penn Bancshares, Inc.	111,090
6,200		NBT Bancorp., Inc.	141,670
3,000	L	Park National Corp.	186,930
6,200		Peoples Bancorp., Inc.	102,176
7,100		Prosperity Bancshares, Inc.	291,100
2,000		Renasant Corp.	32,360
3,457		Republic Bancorp., Inc.	65,130

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Banks (continued)
9,900	@	Santander Bancorp.	$121,473
2,600	L	Sierra Bancorp.	33,514
3,300		Simmons First National Corp.	90,981
4,715		Southside Bancshares, Inc.	101,703
6,600		Southwest Bancorp., Inc.	54,582
46,850		Sterling Bancshares, Inc.	261,423
40,600		Susquehanna Bancshares, Inc.	398,286
6,400	@	SVB Financial Group	298,624
3,500		Trico Bancshares	69,650
19,700	L	Trustco Bank Corp.	121,549
73,590		Umpqua Holdings Corp.	975,803
5,700		Union First Market Bankshares Corp.	86,070
15,700		Westamerica Bancorp.	905,105
178,333	@, L	Western Alliance Bancorp.	1,014,715
12,100		Wilshire Bancorp., Inc.	133,463
			16,083,906
		Beverages: 0.7%
51,780	@	Hansen Natural Corp.	2,246,216
			2,246,216
		Biotechnology: 2.1%
16,400	@	Affymax, Inc.	384,252
22,600	@, L	American Oriental Bioengineering, Inc.	92,208
65,400	@	Anadys Pharmaceuticals, Inc.	166,116
72,100	@, L	Ariad Pharmaceuticals, Inc.	245,140
13,200	@	BioCryst Pharmaceuticals, Inc.	86,724
9,300	@, L	Chelsea Therapeutics International, Inc.	33,015
52,600	@	Cytokinetics, Inc.	168,320
17,400	@	Enzo Biochem, Inc.	104,748
5,300	@	Exelixis, Inc.	32,171
18,200	@	Halozyme Therapeutics, Inc.	145,418
22,000	@	Human Genome Sciences, Inc.	664,400
2,600	@, L	Idera Pharmaceuticals, Inc.	16,146
28,500	@, L	Immunomedics, Inc.	94,620
31,200	@, L	Incyte Corp.	435,552
15,200	@, L	InterMune, Inc.	677,464
21,400	@, L	Molecular Insight Pharmaceuticals, Inc.	28,034
79,940	@	Myriad Genetics, Inc.	1,922,557
27,500	@, L	Novavax, Inc.	63,525
4,800	@	OSI Pharmaceuticals, Inc.	285,840
49,800	@, L	Protalix BioTherapeutics, Inc.	326,688
19,775	@	Regeneron Pharmaceuticals, Inc.	523,840
21,100	@	Seattle Genetics, Inc.	251,934
1,700	@	United Therapeutics Corp.	94,061
			6,842,773
		Building Materials: 1.0%
162,170		Comfort Systems USA, Inc.	2,025,503
37,000	@	Gibraltar Industries, Inc.	466,570
11,900	@	Interline Brands, Inc.	227,766
32,800		NCI Building Systems, Inc.	362,112
16,450		Quanex Building Products Corp.	271,919
2,500	@, L	Trex Co., Inc.	53,225
			3,407,095
		Chemicals: 0.9%
16,100		HB Fuller Co.	373,681
17,300		Innophos Holdings, Inc.	482,670
84,700	@	Omnova Solutions, Inc.	664,895
50,300	@	PolyOne Corp.	515,072
8,900	@	Solutia, Inc.	143,379
45,100	@	Spartech Corp.	527,670
7,000	@	WR Grace & Co.	194,320
			2,901,687
		Coal: 0.1%
16,700	@	Cloud Peak Energy, Inc.	277,888
			277,888
		Commercial Services: 5.1%
18,700		Advance America Cash Advance Centers, Inc.	108,834
21,400	@, L	Avis Budget Group, Inc.	246,100
84,700	@	Cenveo, Inc.	733,502
5,100	@, L	Corinthian Colleges, Inc.	89,709
34,730	@	CoStar Group, Inc.	1,441,990
67,100	S	Deluxe Corp.	1,303,082
37,228	@	Dollar Financial Corp.	895,706
4,300	@	Dollar Thrifty Automotive Group	138,159
38,800	@	DynCorp International, Inc.	445,812
6,600	@	Emergency Medical Services Corp.	373,230
10,600	@	Gartner, Inc.	235,744
19,100	@, L	Geo Group, Inc.	378,562
6,400	@	Hackett Group, Inc.	17,792
25,130		Interactive Data Corp.	804,160
90,660	@	KAR Holdings, Inc.	1,365,340
33,300	@	Kendle International, Inc.	582,084
33,900	@	Kforce, Inc.	515,619

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
18,000	@	Korn/Ferry International	$317,700
3,200	@	Lincoln Educational Services Corp.	80,960
30,161	@	Morningstar, Inc.	1,450,442
2,600	@, L	Net 1 UEPS Technologies, Inc.	47,814
41,000	@	PHH Corp.	966,370
11,900	@	Providence Service Corp.	180,761
40,100	@	Rent-A-Center, Inc.	948,365
7,100		SFN Group, Inc.	56,871
60,412	@, L	SuccessFactors, Inc.	1,150,244
31,800	@	Team Health Holdings, Inc.	534,240
7,100	@	TeleTech Holdings, Inc.	121,268
18,800	@	TrueBlue, Inc.	291,400
18,500	@	Valassis Communications, Inc.	514,855
11,800	@	Wright Express Corp.	355,416
			16,692,131
		Computers: 1.4%
10,700	@	CACI International, Inc.	522,695
49,300	@	Ciber, Inc.	184,382
5,700	@, S	COMSYS IT Partners, Inc.	99,636
6,200	@	Dynamics Research Corp.	69,874
5,600	@, L	Fortinet, Inc.	98,448
4,200		iGate Corp.	40,866
9,800	@	Imation Corp.	107,898
11,800	@	Insight Enterprises, Inc.	169,448
8,500	@	Mercury Computer Systems, Inc.	116,620
54,090	@	Micros Systems, Inc.	1,778,479
3,600	@	NCI, Inc.	108,828
10,000	@	Netscout Systems, Inc.	147,900
163,600	@	Quantum Corp.	430,268
24,995	@	Radisys Corp.	223,955
4,600	@	Smart Modular Technologies, Inc.	35,466
5,600	@, L	STEC, Inc.	67,088
9,000	@, L	Synaptics, Inc.	248,490
10,120	@	Unisys Corp.	353,087
			4,803,428
		Distribution/Wholesale: 1.6%
9,600	@	Beacon Roofing Supply, Inc.	183,648
26,200	@	Brightpoint, Inc.	197,286
7,400	@	Core-Mark Holding Co., Inc.	226,514
46,000	@	MWI Veterinary Supply, Inc.	1,858,400
15,700		Owens & Minor, Inc.	728,323
75,910		Pool Corp.	1,718,602
6,000	@	United Stationers, Inc.	353,100
			5,265,873
		Diversified Financial Services: 3.4%
17,500		BGC Partners, Inc.	106,925
107,005		Calamos Asset Management, Inc.	1,534,452
19,700	@	Encore Capital Group, Inc.	324,065
6,600		Financial Engines, Inc.	111,540
311,178	@, L	GLG Partners, Inc.	955,316
38,120		JMP Group, Inc.	324,020
54,456	@	KBW, Inc.	1,464,866
34,500	@	Knight Capital Group, Inc.	526,125
3,900	@	Marlin Business Services Corp.	39,585
6,300	@	National Financial Partners Corp.	88,830
22,300		Nelnet, Inc.	413,888
60,400	@	Ocwen Financial Corp.	669,836
3,100		Oppenheimer Holdings, Inc.	79,081
153,290		OptionsXpress Holdings, Inc.	2,497,094
21,200	@, L	Penson Worldwide, Inc.	213,484
7,500	@	Portfolio Recovery Associates, Inc.	411,525
7,300	@	Pzena Investment Management, Inc.	55,699
26,800		SWS Group, Inc.	309,004
30,600	@, S, L	World Acceptance, Corp.	1,104,048
			11,229,383
		Electric: 1.6%
7,000		Avista Corp.	144,970
5,400		Central Vermont Public Service Corp.	108,918
33,200	@	El Paso Electric Co.	683,920
9,400		Idacorp, Inc.	325,428
5,100	L	MGE Energy, Inc.	180,336
75,060		NorthWestern Corp.	2,012,359
5,700	@	Pike Electric Corp.	53,124
26,900		Portland General Electric Co.	519,439
8,100		Unisource Energy Corp.	254,664
39,700		Westar Energy, Inc.	885,310
			5,168,468
		Electrical Components & Equipment: 0.5%
4,100	@, L	American Superconductor Corp.	118,490
4,900	@, L	Energy Conversion Devices, Inc.	38,367
21,200	@	EnerSys	522,792
69,100	@	GrafTech International Ltd.	944,597

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
15,600	L	Insteel Industries, Inc.	$166,764
3,100	@	SmartHeat, Inc.	33,294
			1,824,304
		Electronics: 0.5%
16,850	@	Benchmark Electronics, Inc.	349,469
7,400	@	Checkpoint Systems, Inc.	163,688
3,900	@	FEI Co.	89,349
3,800	@	Multi-Fineline Electronix, Inc.	97,888
12,500	@	Plexus Corp.	450,375
11,800		Technitrol, Inc.	62,304
22,800	@	TTM Technologies, Inc.	202,464
3,300		Watts Water Technologies, Inc.	102,498
			1,518,035
		Energy - Alternate Sources: 0.0%
7,400	@	Headwaters, Inc.	33,966
			33,966
		Engineering & Construction: 0.5%
32,600	@, L	EMCOR Group, Inc.	802,938
1,700	@	Michael Baker Corp.	58,616
31,600	@	Tutor Perini Corp.	687,300
			1,548,854
		Entertainment: 1.4%
23,500	@	Carmike Cinemas, Inc.	325,945
79,850		Cinemark Holdings, Inc.	1,464,449
4,300	@	Isle of Capri Casinos, Inc.	33,454
65,580	@	Penn National Gaming, Inc.	1,823,124
129,750	@	Shuffle Master, Inc.	1,062,653
			4,709,625
		Environmental Control: 0.9%
13,100	@	Metalico, Inc.	78,469
83,430	@	Waste Connections, Inc.	2,833,283
			2,911,752
		Food: 2.6%
7,700	@	American Italian Pasta Co.	299,299
129,070		B&G Foods, Inc.	1,352,654
78,400	@, L	Chiquita Brands International, Inc.	1,233,232
142,450	@, L	Dole Food Co., Inc.	1,688,033
30,990		J&J Snack Foods Corp.	1,347,135
3,300		Nash Finch Co.	111,045
5,200		Sanderson Farms, Inc.	278,772
15,500		Spartan Stores, Inc.	223,510
3,500	@	TreeHouse Foods, Inc.	153,545
147,668	@, L	Winn-Dixie Stores, Inc.	1,844,373
			8,531,598
		Forest Products & Paper: 0.4%
13,200	@	Boise, Inc.	80,916
42,800	@	Buckeye Technologies, Inc.	559,824
17,900		Cellu Tissue Holdings, Inc.	178,642
800	@	Clearwater Paper Corp.	39,400
13,800		Schweitzer-Mauduit International, Inc.	656,328
			1,515,110
		Gas: 1.0%
3,100		Chesapeake Utilities Corp.	92,380
16,450		New Jersey Resources Corp.	617,862
45,470	L	Northwest Natural Gas Co.	2,118,902
2,600		Southwest Gas Corp.	77,792
7,900		WGL Holdings, Inc.	273,735
			3,180,671
		Hand/Machine Tools: 0.5%
26,100	S	Regal-Beloit Corp.	1,550,601
			1,550,601
		Healthcare - Products: 3.6%
39,100	@	American Medical Systems Holdings, Inc.	726,478
41,600		Cantel Medical Corp.	825,760
10,503	@	CardioNet, Inc.	80,348
49,800	@, L	Electro-Optical Sciences, Inc.	369,516
23,100	@	Hanger Orthopedic Group, Inc.	419,958
34,470	@, L	Idexx Laboratories, Inc.	1,983,749
21,300	@, L	Insulet Corp.	321,417
700	@	Integra LifeSciences Holdings Corp.	30,681
23,700	@	Micrus Endovascular Corp.	467,364
45,990	@	Natus Medical, Inc.	731,701
11,400	@, L	Orthofix International NV	414,732
149,980	@	PSS World Medical, Inc.	3,526,028
10,500	@	Sirona Dental Systems, Inc.	399,315
27,200		Steris Corp.	915,552
8,900	@	Thoratec Corp.	297,705
16,700	@	Vital Images, Inc.	270,039
			11,780,343
		Healthcare - Services: 2.5%
34,200	@	Allied Healthcare International, Inc.	93,024
27,500	@	Centene Corp.	661,100

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
55,600	@	Continucare Corp.	$205,720
90,280	@	Coventry Health Care, Inc.	2,231,722
14,200	@	Genoptix, Inc.	503,958
23,100	@, S	Gentiva Health Services, Inc.	653,268
23,300	@	Healthsouth Corp.	435,710
39,100	@	Healthspring, Inc.	688,160
127,900	@	Nighthawk Radiology Holdings, Inc.	406,722
42,010	@	Psychiatric Solutions, Inc.	1,251,898
8,300	@, L	RehabCare Group, Inc.	226,341
55,700	@	Sunrise Senior Living, Inc.	285,184
21,400	@	Triple-S Management Corp.	379,850
4,800	@	US Physical Therapy, Inc.	83,520
6,800	@	WellCare Health Plans, Inc.	202,640
			8,308,817
		Holding Companies - Diversified: 0.0%
3,900		Compass Diversified Trust	59,514
			59,514
		Home Furnishings: 0.5%
9,600		Hooker Furniture Corp.	154,368
16,000	@	La-Z-Boy, Inc.	200,640
38,600	@, L	Tempur-Pedic International, Inc.	1,164,176
			1,519,184
		Household Products/Wares: 3.0%
160,340	@	ACCO Brands Corp.	1,228,204
24,100		American Greetings Corp.	502,244
46,600	@	Central Garden & Pet Co.	426,856
174		CSS Industries, Inc.	3,497
9,100		Ennis, Inc.	148,057
11,400	@	Helen of Troy Ltd.	297,084
130,831		Jarden Corp.	4,355,364
22,300	@	Prestige Brands Holdings, Inc.	200,700
36,530		Scotts Miracle-Gro Co.	1,693,166
44,900		Standard Register Co.	240,215
15,400		Tupperware Corp.	742,588
			9,837,975
		Insurance: 4.3%
95,000		American Equity Investment Life Holding Co.	1,011,750
44,224		American Physicians Capital, Inc.	1,412,957
4,300	@	American Safety Insurance Holdings Ltd.	71,337
9,100	@	Amerisafe, Inc.	148,967
6,291		Argo Group International Holdings Ltd.	205,024
21,900		Aspen Insurance Holdings Ltd.	631,596
24,400		Assured Guaranty Ltd.	536,068
23,000		Delphi Financial Group	578,680
85,434	@	eHealth, Inc.	1,345,586
18,700		Flagstone Reinsurance Holdings Ltd.	214,302
4,500	@	Hallmark Financial Services, Inc.	40,500
5,100		Horace Mann Educators Corp.	76,806
33,200		Meadowbrook Insurance Group, Inc.	262,280
400	@	Navigators Group, Inc.	15,732
18,200		Platinum Underwriters Holdings Ltd.	674,856
49,100	@	PMA Capital Corp.	301,474
15,400		Primerica, Inc.	231,000
67,400	@	ProAssurance Corp.	3,945,596
25,170		RLI Corp.	1,435,193
16,900		Safety Insurance Group, Inc.	636,623
15,700		Selective Insurance Group	260,620
11,200		Symetra Financial Corp.	147,616
			14,184,563
		Internet: 2.6%
7,000	@, L	Ancestry.com, Inc.	118,650
22,200	@	Archipelago Learning, Inc.	323,676
7,100	@	Art Technology Group, Inc.	31,311
8,000	@	Blue Coat Systems, Inc.	248,320
9,033	@	Cybersource Corp.	159,342
286,461	@, L	Dice Holdings, Inc.	2,177,104
20,600		Earthlink, Inc.	175,924
15,400	@	eResearch Technology, Inc.	106,414
17,000	@	Lionbridge Technologies	61,710
113,871	@, L	Liquidity Services, Inc.	1,314,071
65,630	L	Nutri/System, Inc.	1,168,870
11,800	@	Perficient, Inc.	132,986
3,300		QuinStreet, Inc.	56,133
115,471	@, L	Travelzoo, Inc.	1,733,220
58,853		United Online, Inc.	440,220
20,890	@	Vocus, Inc.	356,175
27,000	@	Web.com Group, Inc.	147,150
			8,751,276
		Investment Companies: 0.1%
3,817	L	Kohlberg Capital Corp.	21,604
39,900	@	MCG Capital Corp.	207,879
			229,483

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.6%
66,970	@, L	Life Time Fitness, Inc.	$1,881,857
			1,881,857
		Lodging: 0.6%
99,500	@	Monarch Casino & Resort, Inc.	849,730
76,840	@	Orient-Express Hotels Ltd.	1,089,591
			1,939,321
		Machinery - Construction & Mining: 0.3%
47,630	@	Terex Corp.	1,081,677
			1,081,677
		Machinery - Diversified: 1.0%
45,475		Applied Industrial Technologies, Inc.	1,130,054
4,800	@	Chart Industries, Inc.	96,000
21,100	@	Columbus McKinnon Corp.	334,857
18,500	@, L	Duoyuan Printing, Inc.	199,800
4,100	@	Middleby Corp.	236,119
28,800	S	Wabtec Corp.	1,213,056
			3,209,886
		Media: 0.6%
19,500	@	AH Belo Corp.	139,815
41,100		Belo Corp.	280,302
22,900	@	Entercom Communications Corp.	272,281
59,700		Journal Communications, Inc.	250,740
67,500	@	Lin TV Corp.	388,125
52,500	@	Mediacom Communications Corp.	312,375
66,100	@	Sinclair Broadcast Group, Inc.	335,788
			1,979,426
		Metal Fabricate/Hardware: 1.5%
18,600		CIRCOR International, Inc.	617,706
40,080		Commercial Metals Co.	603,605
46,360		Kaydon Corp.	1,743,136
2,900	@	LB Foster Co.	83,781
60,481	@	RBC Bearings, Inc.	1,927,529
			4,975,757
		Mining: 0.5%
18,140		Compass Minerals International, Inc.	1,455,372
19,200	@, L	Hecla Mining Co.	105,024
			1,560,396
		Miscellaneous Manufacturing: 2.3%
18,300		Acuity Brands, Inc.	772,443
6,300		AO Smith Corp.	331,191
61,500		Aptargroup, Inc.	2,420,025
17,000		Barnes Group, Inc.	330,650
6,400	@	Ceradyne, Inc.	145,216
36,800	@	EnPro Industries, Inc.	1,070,144
5,700	@	GP Strategies Corp.	47,652
19,200		Koppers Holdings, Inc.	543,744
22,000		Myers Industries, Inc.	230,560
6,400	@	Polypore International, Inc.	111,744
154,440	@	Reddy Ice Holdings, Inc.	713,513
75,200	@, L	Smith & Wesson Holding Corp.	284,256
18,600	@, L	STR Holdings, Inc.	437,100
5,700		Sturm Ruger & Co., Inc.	68,343
			7,506,581
		Office Furnishings: 1.1%
168,160		Herman Miller, Inc.	3,036,970
2,600		HNI, Corp.	69,238
34,900		Knoll, Inc.	392,625
			3,498,833
		Oil & Gas: 2.5%
1,800	@	Apco Oil and Gas International, Inc.	48,708
69,395	@	Approach Resources, Inc.	630,107
2,500	@, L	Clayton Williams Energy, Inc.	87,450
25,660	@	Concho Resources, Inc.	1,292,238
67,300	S	EXCO Resources, Inc.	1,236,974
2,000	@	FX Energy, Inc.	6,860
7,900	@	Georesources, Inc.	120,633
90,500	@	Gran Tierra Energy, Inc.	533,950
53,400	@	Gulfport Energy Corp.	600,216
44,800	@	McMoRan Exploration Co.	655,424
34,500	@	Parker Drilling Co.	170,085
101,410		Patterson-UTI Energy, Inc.	1,416,698
7,000		Penn Virginia Corp.	171,500
89,960	@, L	Resolute Energy Corp.	1,089,416
5,400	@, L	Toreador Resources Corp.	44,172
33,400	@	Vaalco Energy, Inc.	164,996
19,200	@, L	Western Refining, Inc.	105,600
			8,375,027
		Oil & Gas Services: 1.0%
6,000	@	Bolt Technology Corp.	67,860
23,700	@	Cal Dive International, Inc.	173,721
86,203	@	Exterran Holdings, Inc.	2,083,527

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
15,700	@	Global Industries Ltd.	$100,794
25,400	@	ION Geophysical Corp.	124,968
5,000		Lufkin Industries, Inc.	395,750
6,100	@	Matrix Service Co.	65,636
6,600	@	T.G.C. Industries, Inc.	26,664
6,100	@	T-3 Energy Services, Inc.	149,816
			3,188,736
		Packaging & Containers: 2.4%
71,470	@	Crown Holdings, Inc.	1,926,831
22,900		Graham Packaging Co., Inc.	287,395
30,100	S	Rock-Tenn Co.	1,371,657
69,820		Silgan Holdings, Inc.	4,205,259
			7,791,142
		Pharmaceuticals: 2.5%
21,100	@, L	Ardea Biosciences, Inc.	385,286
21,600	@, L	AVI BioPharma, Inc.	25,704
45,100	@, L	Biodel, Inc.	192,577
19,000	@, L	Bionovo, Inc.	8,016
33,701	@, L	Cadence Pharmaceuticals, Inc.	307,690
8,800	@	Cardiome Pharma Corp.	58,168
19,820	@	Catalyst Health Solutions, Inc.	820,152
86,320	@, L	Cumberland Pharmaceuticals, Inc.	908,950
21,731	@	Idenix Pharmaceuticals, Inc.	61,281
25,500	@	Impax Laboratories, Inc.	455,940
59,300	@	Inspire Pharmaceuticals, Inc.	370,032
22,200	@, L	Isis Pharmaceuticals, Inc.	242,424
65,800	@, L	MannKind Corp.	431,648
15,600	@, L	MAP Pharmaceuticals, Inc.	247,884
43,500	@, L	Medivation, Inc.	456,315
4,100	@, L	Optimer Pharmaceuticals, Inc.	50,348
13,800	@	Par Pharmaceutical Cos., Inc.	342,240
14,100	@	Pharmasset, Inc.	377,880
104,023	@, L	PharMerica Corp.	1,895,299
31,900	@	Savient Pharmaceuticals, Inc.	460,955
11,272	@	Sucampo Pharmaceuticals, Inc.	40,241
1,400	@	Vivus, Inc.	12,208
12,200	@	Xenoport, Inc.	112,972
			8,264,210
		Real Estate: 0.4%
6,600	@	Forestar Real Estate Group, Inc.	124,608
160,510	@	HFF, Inc.	1,192,589
			1,317,197
		Retail: 6.1%
12,475	@	Aeropostale, Inc.	359,654
34,800	@	Asbury Automotive Group, Inc.	462,840
24,700		Big 5 Sporting Goods Corp.	375,934
9,050		Brown Shoe Co., Inc.	140,094
28,100	@, L	Cabela’s, Inc.	491,469
43,200	S	Cash America International, Inc.	1,705,536
8,700	@	CEC Entertainment, Inc.	331,383
6,600	@	Chipotle Mexican Grill, Inc.	743,622
23,900	@	Collective Brands, Inc.	543,486
9,800		Cracker Barrel Old Country Store	454,524
47,940	@	Dick’s Sporting Goods, Inc.	1,251,713
25,100		Dillard’s, Inc.	592,360
7,700	@, L	DineEquity, Inc.	304,381
28,100	@	Domino’s Pizza, Inc.	383,284
26,600	@	Einstein Noah Restaurant Group, Inc.	323,190
2,600	@	Ezcorp, Inc.	53,560
28,500		Finish Line	465,120
500	@	First Cash Financial Services, Inc.	10,785
10,800	@, S	Gymboree Corp.	557,604
10,400	@	HOT Topic, Inc.	67,600
25,100	@	HSN, Inc.	738,944
3,000	@	J Crew Group, Inc.	137,700
13,200	@	JoS. A Bank Clothiers, Inc.	721,380
22,500	@	Kirkland’s, Inc.	472,500
83,600	@, L	Lithia Motors, Inc.	535,040
31,875	@	OfficeMax, Inc.	523,388
8,700	@, L	Pantry, Inc.	108,663
110,820	@	Papa John’s International, Inc.	2,849,182
42,723	L	PetMed Express, Inc.	947,169
47,200	@	Ruby Tuesday, Inc.	498,904
60,808	@	Ruth’s Chris Steak House	322,282
36,573	@, L	Saks, Inc.	314,528
24,100	@	Sonic Automotive, Inc.	265,100
41,880		Williams-Sonoma, Inc.	1,101,025
31,400		World Fuel Services Corp.	836,496
			19,990,440
		Savings & Loans: 1.0%
4,300		Berkshire Hills Bancorp., Inc.	78,819
9,400		Dime Community Bancshares	118,722

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
132,057		First Niagara Financial Group, Inc.	$1,877,851
19,100		Northwest Bancshares, Inc.	224,234
8,700	L	OceanFirst Financial Corp.	98,832
70,590		Westfield Financial, Inc.	648,722
9,000		WSFS Financial Corp.	351,000
			3,398,180
		Semiconductors: 1.7%
72,300	@, L	Amkor Technology, Inc.	511,161
6,100	@	Applied Micro Circuits Corp.	52,643
49,500	@	Cirrus Logic, Inc.	415,305
1,800	@	DSP Group, Inc.	14,994
4,230	@	Entegris, Inc.	21,319
4,200	@, L	GT Solar International, Inc.	21,966
29,400	@	Kulicke & Soffa Industries, Inc.	213,150
8,300	@	Lattice Semiconductor Corp.	30,461
6,400		MaxLinear, Inc.	113,600
22,700		Micrel, Inc.	241,982
22,000	@	MIPS Technologies, Inc.	98,120
7,900	@	MKS Instruments, Inc.	154,761
14,100	@	Photronics, Inc.	71,769
81,800	@	PMC - Sierra, Inc.	729,656
4,600	@	Rovi Corp.	170,798
5,600	@, L	Sigma Designs, Inc.	65,688
114,700	@, S	Skyworks Solutions, Inc.	1,789,320
29,060	@	Standard Microsystems Corp.	676,517
9,100	@	Tessera Technologies, Inc.	184,548
18,100	@	Triquint Semiconductor, Inc.	126,700
			5,704,458
		Software: 5.9%
9,473	@	Actuate Corp.	52,954
6,400	@	Ariba, Inc.	82,240
231,485	@	Aspen Technology, Inc.	2,372,721
42,450	@, L	Blackboard, Inc.	1,768,467
10,100	@	CSG Systems International	211,696
162,206	@	Deltek, Inc.	1,239,254
58,530	@, L	DemandTec, Inc.	406,784
9,000	@	Epicor Software Corp.	86,040
8,500	@	Global Defense Technology & Systems, Inc.	113,900
54,188	@, S	JDA Software Group, Inc.	1,507,510
6,200	@	Mantech International Corp.	302,746
13,000	@	Medidata Solutions, Inc.	197,600
88,355	@	Monotype Imaging Holdings, Inc.	859,694
96,597	@, L	NetSuite, Inc.	1,404,520
46,130	@	Nuance Communications, Inc.	767,603
106,020	@	Omnicell, Inc.	1,487,461
29,960	@	Parametric Technology Corp.	540,778
11,000	@	Progress Software Corp.	345,730
15,400	@	Quest Software, Inc.	273,966
12,400	@	Smith Micro Software, Inc.	109,616
14,500	@	SolarWinds, Inc.	314,070
60,750		Solera Holdings, Inc.	2,347,988
3,300		SS&C Technologies Holdings, Inc.	49,764
27,600	@	Sybase, Inc.	1,286,712
17,400	@	SYNNEX Corp.	514,344
58,800	@	THQ, Inc.	412,188
15,400	@	Verifone Holdings, Inc.	311,234
			19,367,580
		Telecommunications: 4.1%
8,800	@	Adaptec, Inc.	28,776
38,620	@	Anixter International, Inc.	1,809,347
62,820	@	Arris Group, Inc.	754,468
4,200		Atlantic Tele-Network, Inc.	188,706
11,900		Aviat Networks, Inc.	78,897
18,700		Black Box Corp.	575,212
1,900		Calix, Inc.	25,555
102,710	@	Cbeyond, Inc.	1,405,073
146,500	@	Cincinnati Bell, Inc.	499,565
10,600	@	Comtech Telecommunications	339,094
35,500		Consolidated Communications Holdings, Inc.	673,080
6,600	@, L	InterDigital, Inc.	183,876
6,600	@, L	Knology, Inc.	88,704
22,400	@	Mastec, Inc.	282,464
11,900		Meru Networks, Inc.	228,123
8,900	@	Netgear, Inc.	232,290
35,397	@	Neutral Tandem, Inc.	565,644
138,180		NTELOS Holdings Corp.	2,458,222
1,000	@	Oplink Communications, Inc.	18,540
13,200		Plantronics, Inc.	412,896
11,700	@	Polycom, Inc.	357,786
71,100	@, S	Premier Global Services, Inc.	587,286
176,300	@	RF Micro Devices, Inc.	877,974
25,500	@	Symmetricom, Inc.	148,665

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
27,900	@	Syniverse Holdings, Inc.	$543,213
13,800	@	Tekelec	250,608
			13,614,064
		Textiles: 0.1%
10,200		Unifirst Corp.	525,300
			525,300
		Toys/Games/Hobbies: 0.2%
31,100	@, S	Jakks Pacific, Inc.	405,855
15,500	@	RC2 Corp.	232,035
			637,890
		Transportation: 2.1%
17,000		Arkansas Best Corp.	507,960
6,800	@	Atlas Air Worldwide Holdings, Inc.	360,740
45,947		Forward Air Corp.	1,208,406
28,300		Gulfmark Offshore, Inc.	751,365
82,700	L	Horizon Lines, Inc.	449,888
15,800	@	HUB Group, Inc.	442,084
15,800		Knightsbridge Tankers Ltd.	267,652
20,330		Landstar System, Inc.	853,453
3,000	@	Marten Transport Ltd.	59,130
27,810	@	Old Dominion Freight Line	928,576
27,270		Tidewater, Inc.	1,289,053
			7,118,307
		Trucking & Leasing: 0.1%
28,100		Aircastle Ltd.	266,107
			266,107
		Water: 0.0%
5,100	L	Consolidated Water Co. Ltd.	69,258
			69,258
		Total Common Stock
		(Cost $282,430,674)	301,924,519
REAL ESTATE INVESTMENT TRUSTS: 4.8%
		Apartments: 1.0%
13,077		American Campus Communities, Inc.	361,710
29,700		Associated Estates Realty Corp.	409,563
16,900		Education Realty Trust, Inc.	97,006
4,600		Home Properties, Inc.	215,280
41,810		Mid-America Apartment Communities, Inc.	2,165,340
			3,248,899
		Diversified: 0.4%
14,200		Capital Lease Funding, Inc.	78,810
9,915		Colonial Properties Trust	127,705
138,799	S	Lexington Realty Trust	903,581
4,300		Mission West Properties	29,584
7,000		PS Business Parks, Inc.	373,800
			1,513,480
		Health Care: 0.4%
23,500		Omega Healthcare Investors, Inc.	458,015
40,900		Senior Housing Properties Trust	905,935
			1,363,950
		Hotels: 0.2%
10,500	@	Ashford Hospitality Trust, Inc.	75,285
17,400		Hersha Hospitality Trust	90,132
18,500		LaSalle Hotel Properties	431,050
37,700	@	Strategic Hotel Capital, Inc.	160,225
			756,692
		Manufactured Homes: 0.1%
3,000		Equity Lifestyle Properties, Inc.	161,640
4,300		Sun Communities, Inc.	108,360
			270,000
		Mortgage: 0.4%
13,700		Capstead Mortgage Corp.	163,852
109,900		MFA Mortgage Investments, Inc.	808,864
56,472	L	Northstar Realty Finance Corp.	237,747
6,600	@, L	RAIT Investment Trust	13,068
			1,223,531
		Office Property: 0.3%
4,800		BioMed Realty Trust, Inc.	79,392
53,207	L	Franklin Street Properties Corp.	767,777
9,500		Parkway Properties, Inc.	178,410
			1,025,579
		Regional Malls: 0.3%
43,200	L	CBL & Associates Properties, Inc.	591,840
25,700		Glimcher Realty Trust	130,299
20,600	L	Pennsylvania Real Estate Investment Trust	256,882
			979,021
		Shopping Centers: 0.2%
36,400		Developers Diversified Realty Corp.	442,988
8,300		Ramco-Gershenson Properties	93,458
			536,446

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Single Tenant: 0.8%
118,430		National Retail Properties, Inc.		$2,703,757
				2,703,757
		Warehouse/Industrial: 0.7%
85,500		DCT Industrial Trust, Inc.		447,165
41,430		EastGroup Properties, Inc.		1,563,568
23,000	@	First Industrial Realty Trust, Inc.		178,480
				2,189,213
		Total Real Estate Investment Trusts
		(Cost $16,265,953)		15,810,568

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
$335,000		1.250%, due 11/30/10		$337,159
		Total U.S. Treasury Obligations
		(Cost $337,135)		337,159
		Total Long-Term Investments
		(Cost $299,033,762)		318,072,246

Shares				Value
SHORT-TERM INVESTMENTS: 12.9%
		Affiliated Mutual Fund: 3.7%
12,294,171		ING Institutional Prime Money Market Fund - Class I		$12,294,171
		Total Mutual Fund
		(Cost $12,294,171)		12,294,171
		Securities Lending Collateral(cc): 9.2%
29,267,005		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		29,267,005
1,121,269	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		897,015
		Total Securities Lending Collateral
		(Cost $30,388,274)		30,164,020
		Total Short-Term Investments
		(Cost $42,682,445)		42,458,191
		Total Investments in Securities
		(Cost $341,716,207)*	109.4%	$360,530,437
		Other Assets and Liabilities - Net	(9.4)	(30,942,283)
		Net Assets	100.0%	$329,588,154

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $347,370,989.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,488,504
		Gross Unrealized Depreciation		(34,329,056)
		Net Unrealized Appreciation		$13,159,448

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$301,924,519	$—	$—	$301,924,519
Real Estate Investment Trusts	15,810,568	—	—	15,810,568
U.S. Treasury Obligations	—	337,159	—	337,159
Short-Term Investments	41,561,176	—	897,015	42,458,191
Total Investments, at value	$359,296,263	$337,159	$897,015	$360,530,437
Other Financial Instruments+:
Futures	22,458	—	—	22,458
Total Assets	$359,318,721	$337,159	$897,015	$360,552,895

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$897,015	$—	$—	$—	$—	$—	$—	$—	$897,015
Total Investments, at value	$897,015	$—	$—	$—	$—	$—	$897,015	$—	$897,015

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	54	06/18/10	$3,656,340	$22,458
			$3,656,340	$22,458

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 54.8%
		Agriculture: 0.3%
$790,000		Philip Morris International, Inc., 4.875%, due 05/16/13	$849,162
			849,162
		Auto Manufacturers: 0.3%
750,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11	790,805
			790,805
		Banks: 17.1%
885,000	#	ANZ National International Ltd., 2.375%, due 12/21/12	887,325
1,152,000	#	Banco Santander Chile S.A., 2.875%, due 11/13/12	1,156,323
5,107,000		Bank of America Corp., 2.100%, due 04/30/12	5,203,676
640,000		Bank of Ireland, 0.886%, due 12/29/49	256,000
954,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.600%, due 01/22/13	961,583
2,200,000	S	Barclays Bank PLC, 2.500%, due 01/23/13	2,204,105
1,547,000		BB&T Corp., 3.850%, due 07/27/12	1,613,096
1,500,000	S	BNP Paribas, 2.125%, due 12/21/12	1,507,269
946,000	#	Canadian Imperial Bank of Commerce/Canada, 2.000%, due 02/04/13	950,299
4,513,000	S	Citibank NA, 1.375%, due 08/10/11	4,550,965
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,858,757
2,014,000		Citigroup, Inc., 5.300%, due 10/17/12	2,116,551
1,293,000		Citigroup, Inc., 5.500%, due 04/11/13	1,359,601
1,135,000		Citigroup, Inc., 6.000%, due 02/21/12	1,204,319
2,100,000		Credit Suisse New York, 5.000%, due 05/15/13	2,258,663
1,000,000	S	Deutsche Bank AG/London, 2.375%, due 01/11/13	1,002,364
3,980,000	S	General Motors Acceptance Corp., 2.200%, due 12/19/12	4,041,801
757,000		Goldman Sachs Group, Inc., 3.625%, due 08/01/12	784,381
1,250,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	1,322,494
271,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	297,010
3,000,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	3,248,250
1,200,000		KeyBank NA, 5.700%, due 08/15/12	1,261,211
1,000,000	L	Morgan Stanley, 2.250%, due 03/13/12	1,020,777
2,332,000		Morgan Stanley, 5.750%, due 08/31/12	2,503,374
1,273,000		Morgan Stanley, 6.750%, due 04/15/11	1,344,176
606,000	S	National City Bank, 6.200%, due 12/15/11	653,401
2,374,000	L	State Street Corp., 2.150%, due 04/30/12	2,420,868
487,000		SunTrust Bank, 5.250%, due 11/05/12	513,953
1,133,000	S	Wachovia Corp., 5.300%, due 10/15/11	1,199,203
930,000		Wachovia Corp., 5.500%, due 05/01/13	1,005,082
1,700,000	#	Westpac Securities NZ Ltd., 2.625%, due 01/28/13	1,705,525
			55,412,402
		Beverages: 1.1%
328,000		Anheuser-Busch Cos., Inc., 6.000%, due 04/15/11	343,318
1,371,000	#	Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 03/26/13	1,374,624
386,000		Coca-Cola Enterprises, Inc., 3.750%, due 03/01/12	404,545
1,242,000		Diageo Capital PLC, 5.200%, due 01/30/13	1,344,803
			3,467,290
		Computers: 0.7%
550,000	L	Hewlett-Packard Co., 2.950%, due 08/15/12	568,365
1,616,000		Hewlett-Packard Co., 4.250%, due 02/24/12	1,707,900
			2,276,265
		Diversified Financial Services: 8.6%
1,400,000	S	American Express Co., 4.875%, due 07/15/13	1,477,781
1,250,000		American Express Credit Corp., 5.875%, due 05/02/13	1,354,994
1,150,000	S	Blackrock, Inc., 2.250%, due 12/10/12	1,160,393
958,000		BP Capital Markets PLC, 3.125%, due 03/10/12	992,866
1,142,000		Caterpillar Financial Services Corp., 5.750%, due 02/15/12	1,233,711
2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12	2,318,455
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,361,267
3,300,000		General Electric Capital Corp., 2.800%, due 01/08/13	3,342,062
1,000,000		General Electric Capital Corp., 3.750%, due 11/14/14	1,014,147
500,000		General Electric Capital Corp., 4.800%, due 05/01/13	531,745
2,817,000	S	Goldman Sachs Capital III, 1.022%, due 12/31/49	1,961,336
1,153,000		HSBC Finance Corp., 4.750%, due 07/15/13	1,211,860
2,304,000	S	International Lease Finance Corp., 0.472%, due 05/24/10	2,285,036
879,000		John Deere Capital Corp., 5.400%, due 10/17/11	936,636
548,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	567,511
3,525,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	3,766,794
1,350,000		National Rural Utilities Cooperative Finance Corp., 2.625%, due 09/16/12	1,378,170
133,808	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	137,368
			28,032,132
		Electric: 3.1%
700,000		Cincinnati Gas & Electric, 5.700%, due 09/15/12	758,810
2,554,000		Commonwealth Edison Co., 6.150%, due 03/15/12	2,767,629
457,000		Dominion Resources, Inc., 5.700%, due 09/17/12	495,480
363,000		DTE Energy Co., 7.050%, due 06/01/11	382,708
106,000		FirstEnergy Corp., 6.450%, due 11/15/11	112,472
1,250,000		Nisource Finance Corp., 6.150%, due 03/01/13	1,363,419

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$1,788,000		Nisource Finance Corp., 7.875%, due 11/15/10	$1,856,872
398,000		Pacific Gas & Electric Co., 4.200%, due 03/01/11	409,783
987,000	#	PSEG Power, LLC, 2.500%, due 04/15/13	988,313
901,000		Public Service Co. of Colorado, 7.875%, due 10/01/12	1,032,330
			10,167,816
		Food: 2.3%
1,000,000		Hershey Co., 5.000%, due 04/01/13	1,074,281
1,811,000		Kraft Foods, Inc., 6.250%, due 06/01/12	1,982,920
896,000		Kroger Co., 6.750%, due 04/15/12	979,429
329,000		Kroger Co., 6.800%, due 04/01/11	346,358
1,718,000	S	Safeway, Inc., 6.500%, due 03/01/11	1,802,758
1,300,000		Sara Lee Corp., 6.250%, due 09/15/11	1,381,843
			7,567,589
		Healthcare - Products: 0.5%
760,000		Covidien International Finance S.A., 5.150%, due 10/15/10	777,255
986,000	S	St. Jude Medical, Inc., 2.200%, due 09/15/13	982,851
			1,760,106
		Healthcare - Services: 0.8%
1,199,000		Aetna, Inc., 7.875%, due 03/01/11	1,271,351
1,081,000	#	Roche Holdings, Inc., 4.500%, due 03/01/12	1,143,306
			2,414,657
		Insurance: 3.1%
1,225,000		Aegon NV, 3.923%, due 12/31/49	807,153
658,000		Allstate Corp., 6.125%, due 02/15/12	711,249
309,000		Berkshire Hathaway Finance, 4.000%, due 04/15/12	325,495
1,924,000		Berkshire Hathaway, Inc., 2.125%, due 02/11/13	1,940,893
1,520,000	L	Genworth Financial, Inc., 5.650%, due 06/15/12	1,567,524
1,500,000	L	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,565,954
493,000		Metlife, Inc., 5.375%, due 12/15/12	533,728
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11	731,016
1,000,000	#	Monumental Global Funding II, 0.290%, due 05/26/10	998,504
745,000		Prudential Financial, Inc., 5.100%, due 12/14/11	782,499
			9,964,015
		Media: 2.4%
1,150,000		CBS Corp., 6.625%, due 05/15/11	1,208,013
1,182,000		Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	1,235,633
449,000		COX Communications, Inc., 4.625%, due 06/01/13	475,074
2,144,000		COX Communications, Inc., 6.750%, due 03/15/11	2,245,261
2,162,000		Time Warner Cable, Inc., 5.400%, due 07/02/12	2,322,142
400,000		Time Warner, Inc., 5.500%, due 11/15/11	424,672
			7,910,795
		Mining: 0.6%
1,950,000		Xstrata Canada Corp., 8.375%, due 02/15/11	2,066,996
			2,066,996
		Miscellaneous Manufacturing: 0.8%
567,000		Eaton Corp., 4.900%, due 05/15/13	604,384
1,869,000		Tyco International Group S.A., 6.375%, due 10/15/11	2,014,446
			2,618,830
		Oil & Gas: 1.3%
1,080,000		Chevron Corp., 3.450%, due 03/03/12	1,124,820
1,575,000		Conoco Funding Co., 6.350%, due 10/15/11	1,699,600
1,531,000	S	Shell International Finance BV, 1.875%, due 03/25/13	1,530,600
			4,355,020
		Pharmaceuticals: 1.9%
1,664,000		Express Scripts, Inc., 5.250%, due 06/15/12	1,775,170
1,480,000	S	Novartis Capital Corp., 1.900%, due 04/24/13	1,480,256
1,262,000		Pfizer, Inc., 4.450%, due 03/15/12	1,338,337
1,462,000		Wyeth, 6.950%, due 03/15/11	1,551,015
			6,144,778
		Pipelines: 1.3%
997,000		Enterprise Products Operating L.P., 4.600%, due 08/01/12	1,052,252
692,000	#	Rockies Express Pipeline LLC, 3.900%, due 04/15/15	683,259
1,013,000		Spectra Energy Capital, LLC, 5.900%, due 09/15/13	1,106,851
1,201,000		Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	1,372,124
			4,214,486
		Real Estate: 0.3%
895,000		Simon Property Group L.P., 5.300%, due 05/30/13	947,705
			947,705
		Retail: 1.3%
935,000		CVS Caremark Corp., 5.750%, due 08/15/11	988,763
2,000,000		Home Depot, Inc., 5.200%, due 03/01/11	2,077,772
1,000,000		Target Corp., 5.125%, due 01/15/13	1,086,452
			4,152,987
		Software: 0.3%
891,000		Oracle Corp., 3.750%, due 07/08/14	930,719
			930,719
		Telecommunications: 6.1%
732,000		AT&T, Inc., 5.875%, due 08/15/12	800,571
1,840,000		BellSouth Corp., 4.750%, due 11/15/12	1,963,144
2,100,000		British Telecommunications PLC, 5.150%, due 01/15/13	2,221,907
2,926,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	3,119,473
390,000		Cisco Systems, Inc., 5.250%, due 02/22/11	405,966
1,775,000		France Telecom S.A., 4.375%, due 07/08/14	1,872,845

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$1,192,000		France Telecom S.A., 7.750%, due 03/01/11	$1,265,807
990,000		New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	1,053,811
907,000		Telecom Italia Capital S.A., 6.200%, due 07/18/11	952,635
2,296,000		Telefonica Emisones SAU, 5.855%, due 02/04/13	2,498,126
538,000		TELUS Corp., 8.000%, due 06/01/11	579,167
1,893,000		Verizon Communications, Inc., 4.375%, due 06/01/13	2,011,511
820,000		Verizon New York, Inc., 6.875%, due 04/01/12	893,275
			19,638,238
		Transportation: 0.6%
889,000		CSX Corp., 6.750%, due 03/15/11	935,465
945,000		Union Pacific Corp., 5.450%, due 01/31/13	1,024,690
			1,960,155
		Total Corporate Bonds/Notes
		(Cost $174,850,947)	177,642,948
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.7%
		Federal Home Loan Bank: 2.8%
5,245,000	L	1.375%, due 05/16/11	5,289,011
3,665,000		3.625%, due 07/01/11	3,802,100
			9,091,111
		Federal Home Loan Mortgage Corporation##: 8.7%
3,500,000		1.750%, due 06/15/12	3,535,711
443		2.125%, due 01/01/17	450
3,240,000		3.000%, due 04/07/15	3,236,530
3,131,000	S	3.125%, due 03/16/15	3,139,704
3,640,000		3.250%, due 04/23/15	3,641,208
1,514,229		3.750%, due 02/15/13	1,533,892
6,000,000	S	4.340%, due 12/18/17	6,029,304
6,137,056		5.170%, due 06/15/35	6,419,565
414,834		5.500%, due 10/15/14	421,381
19,308		6.000%, due 04/01/13	20,674
			27,978,419
		Federal National Mortgage Association##: 2.4%
7,930		2.620%, due 07/01/24	7,997
11,382		2.971%, due 12/01/17	11,549
6,165,020		6.000%, due 05/15/11-09/01/17	6,545,804
982,527		6.500%, due 10/01/22-10/01/32	1,083,671
73,457		7.000%, due 10/01/32	82,622
50,486		7.500%, due 08/01/27	57,099
			7,788,742
		Government National Mortgage Association: 0.0%
27,790		6.000%, due 04/15/13	28,922
26,850		7.500%, due 01/15/24-07/15/27	30,374
9,250		9.000%, due 12/15/26	10,754
8,385		9.500%, due 03/15/20-07/15/21	9,713
			79,763
		Other U.S. Agency Obligations: 0.8%
2,642,000	S	Federal Farm Credit Bank, 4.750%, due 05/07/10	2,654,112
			2,654,112
		Total U.S. Government Agency Obligations
		(Cost $46,755,635)	47,592,147
U.S. TREASURY OBLIGATIONS: 26.3%
		U.S. Treasury Notes: 26.3%
49,829,000	L	0.875%, due 02/29/12	49,741,450
11,470,000	S	1.000%, due 03/31/12	11,468,199
14,026,000	L	1.375%, due 03/15/13	13,948,198
2,424,000	L	2.375%, due 02/28/15	2,408,106
20,000	S	2.500%, due 03/31/15	19,955
3,153,000	L	3.625%, due 02/15/20	3,100,288
3,478,000	S	4.375%, due 11/15/39	3,289,972
1,232,000	S	4.500%, due 05/15/10	1,238,781
		Total U.S. Treasury Obligations
		(Cost $85,297,356)	85,214,949
ASSET-BACKED SECURITIES: 3.9%
		Automobile Asset-Backed Securities: 2.9%
779,000	#	Bank of America Auto Trust, 1.670%, due 12/15/13	785,103
1,130,000	#	Bank of America Auto Trust, 3.030%, due 10/15/16	1,163,522
586,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	610,455
1,061,000		CarMax Auto Owner Trust, 1.740%, due 04/15/14	1,066,496
335,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	335,217
715,000		CarMax Auto Owner Trust, 2.820%, due 12/15/14	718,493
574,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	586,052
1,107,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	1,136,896
735,000		Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	770,446
127,000		Honda Auto Receivables Owner Trust, 1.250%, due 10/21/13	126,963
216,000		Honda Auto Receivables Owner Trust, 1.980%, due 05/23/16	216,522
431,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	439,160
433,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	439,472
574,000		Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	579,718

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
		Automobile Asset-Backed Securities (continued)
$418,000		Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16		$422,163
				9,396,678
		Credit Card Asset-Backed Securities: 0.9%
230,000		Chase Issuance Trust, 5.120%, due 10/15/14		249,167
1,400,000		Chase Issuance Trust, 5.160%, due 04/16/18		1,530,905
1,052,000		Discover Card Master Trust, 5.650%, due 03/16/20		1,154,457
				2,934,529
		Other Asset-Backed Securities: 0.1%
500,000	#	Carlyle High Yield Partners, 0.620%, due 08/11/16		474,375
				474,375
		Total Asset-Backed Securities
		(Cost $12,761,895)		12,805,582
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.4%
115,656		Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38		116,398
20,039,865	^	Citicorp Mortgage Securities, Inc., 5.154%, due 06/25/36		1,721,062
2,781,718		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35		2,840,818
3,885		Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36		3,872
		Total Collateralized Mortgage Obligations
		(Cost $4,639,196)		4,682,150

Shares				Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A		$176
		Total Common Stock
		(Cost $-)		176
		Total Long-Term Investments
		(Cost $324,305,029)		327,937,952
SHORT-TERM INVESTMENTS: 27.9%
		Affiliated Mutual Fund: 5.9%
19,166,000		ING Institutional Prime Money Market Fund - Class I		19,166,000
		Total Mutual Fund
		(Cost $19,166,000)		19,166,000
		Securities Lending Collateral(cc): 22.0%
70,819,014		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		70,819,014
848,027	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		678,422
		Total Securities Lending Collateral
		(Cost $71,667,041)		71,497,436
		Total Short-Term Investments
		(Cost $90,833,041)		90,663,436
		Total Investments in Securities
		(Cost $415,138,070)*	129.0%	$418,601,388
		Other Assets and Liabilities - Net	(29.0)	(94,215,143)
		Net Assets	100.0%	$324,386,245

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $415,168,910.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,378,382
		Gross Unrealized Depreciation		(1,945,904)
		Net Unrealized Appreciation		$3,432,478

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$176	$—	$—	$176
Corporate Bonds/Notes	—	177,386,948	256,000	177,642,948
U.S. Government Agency Obligations	—	47,592,147	—	47,592,147
U.S. Treasury Obligations	1,238,781	83,976,168	—	85,214,949
Asset-Backed Securities	—	12,805,582	—	12,805,582
Collateralized Mortgage Obligations	—	4,682,150	—	4,682,150
Short-Term Investments	89,985,014	—	678,422	90,663,436
Total Investments, at value	$91,223,971	$326,442,995	$934,422	$418,601,388
Other Financial Instruments+:
Futures	59,919	—	—	59,919
Swaps, at value	—	57,007	—	57,007
Total Assets	$91,283,890	$326,500,002	$934,422	$418,718,314

Liabilities Table
Other Financial Instruments+:
Futures	(61,679)	—	—	(61,679)
Total Liabilities	$(61,679)	$—	$—	$(61,679)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$1,296,958	$—	$(1,082,060)	$557	$—	$40,545	$—	$—	$256,000
Short-Term Investments	678,422	—	—	—	—	—	—	—	678,422
Total Investments, at value	$1,975,380	$—	$(1,082,060)	$557	$—	$40,545	$678,421	$—	$934,422

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $37,840.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	241	06/30/10	$52,285,702	$14,459
			$52,285,702	$14,459
Short Contracts
U.S. Treasury 5-Year Note	231	06/30/10	$26,528,906	$34,391
U.S. Treasury 10-Year Note	10	06/21/10	1,162,500	11,069
U.S. Treasury Long Bond	84	06/21/10	9,754,500	(61,679)
			$37,445,906	$(16,219)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

			(Pay)/ Receive		Implied Credit				Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (2)	Amount (3)		Value (4)	(Received)	(Depreciation)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/10	0.91	USD	3,000,000	$27,534	$(17,405)	$44,939
Deutsche Bank AG	HSBC Finance Corp. 7.000%, 05/15/12	Sell	5.000	06/20/10	0.63	USD	3,000,000	29,473	(20,202)	49,675
								$57,007	$(37,607)	$94,614

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

(1)                 If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)                 The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Credit contracts	$57,007
Interest rate contracts	(1,760)
Total	$55,247

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2010 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 7.3%
$7,250,000	BNP Paribas, 0.200%, due 05/19/10	$7,250,000
21,000,000	BNP Paribas, 0.270%, due 08/02/10	21,000,000
15,000,000	Natixis, 0.280%, due 04/05/10	15,000,000
22,000,000	Rabobank, 0.270%, due 06/02/10	22,000,000
14,500,000	Societe Generale, 0.250%, due 06/15/10	14,500,000
3,200,000	Societe Generale, 1.100%, due 05/05/10	3,202,409
14,500,000	Svenska Handelsbanken AB, 0.290%, due 09/01/10	14,500,000
15,250,000	Toronto-Dominion Bank, 0.260%, due 06/30/10	15,250,380
7,000,000	Toronto-Dominion Bank, 0.330%, due 05/17/10	7,000,268
9,750,000	Toronto-Dominion Bank, 0.330%, due 05/19/10	9,751,297
	Total Certificates of Deposit
	(Cost $129,454,354)	129,454,354
COMMERCIAL PAPER: 63.4%
6,000,000	American Honda Finance Corp., 0.280%, due 08/31/10	5,992,907
10,000,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	9,967,139
20,000,000	ASB Finance Ltd., 0.205%, due 05/20/10	19,994,419
13,000,000	ASB Finance Ltd., 0.340%, due 05/06/10	12,995,703
9,016,000	Barton Capital, LLC, 0.180%, due 04/09/10	9,015,639
9,500,000	Barton Capital, LLC, 0.180%, due 05/05/10	9,498,385
11,250,000	Barton Capital, LLC, 0.180%, due 04/22/10	11,248,819
19,150,000	Barton Capital, LLC, 0.180%, due 05/18/10	19,145,500
4,500,000	Barton Capital, LLC, 0.190%, due 04/06/10	4,499,881
13,500,000	Barton Capital, LLC, 0.190%, due 05/25/10	13,496,152
3,700,000	BNP Paribas, 0.220%, due 04/13/10	3,699,729
23,500,000	Cafco, LLC, 0.180%, due 04/29/10	23,496,710
4,435,000	Cafco, LLC, 0.285%, due 07/08/10	4,431,559
14,000,000	Cafco, LLC, 0.290%, due 07/12/10	13,988,497
17,000,000	Cafco, LLC, 0.320%, due 06/14/10	16,988,818
9,250,000	CBA Del Finance, Inc., 0.300%, due 06/10/10	9,245,576
1,750,000	Ciesco L.P., 0.190%, due 04/20/10	1,749,825
2,000,000	Ciesco L.P., 0.210%, due 05/10/10	1,999,545
25,000,000	Ciesco L.P., 0.220%, due 05/12/10	24,993,736
1,000,000	Ciesco L.P., 0.300%, due 07/12/10	999,150
11,250,000	Ciesco L.P., 0.300%, due 07/07/10	11,240,906
24,750,000	Ciesco L.P., 0.310%, due 07/14/10	24,727,835
1,500,000	Ciesco LLC, 0.300%, due 06/07/10	1,499,163
26,000,000	Concord Minutemen Capital Co., LLC, 0.400%, due 04/28/10	25,992,200
11,000,000	Concord Minutemen Capital Co., LLC, 0.551%, due 07/12/10	10,982,858
4,000,000	Concord Minutemen Capital Co., LLC, 0.592%, due 09/02/10	3,989,904
18,500,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	18,465,878
7,750,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	7,743,800
7,250,000	Crown Point Capital Co., 0.400%, due 05/18/10	7,246,214
14,250,000	Crown Point Capital Co., 0.400%, due 04/22/10	14,246,675
11,000,000	Crown Point Capital Co., 0.551%, due 07/12/10	10,982,858
4,500,000	Crown Point Capital Co., 0.592%, due 09/02/10	4,488,643
18,500,000	Crown Point Capital Co., 0.800%, due 06/24/10	18,465,467
7,750,000	Crown Point Capital Co., 0.900%, due 05/03/10	7,743,800
18,500,000	Danske Corp., 0.250%, due 06/18/10	18,489,979
12,750,000	Danske Corp., 0.250%, due 06/25/10	12,742,474
30,750,000	Deutsche Bank AG/London, 0.270%, due 07/26/10	30,723,244
23,000,000	Dexia Del, LLC, 0.310%, due 05/26/10	22,988,939
19,500,000	Edison Asset Securities, LLC, 0.200%, due 05/26/10	19,494,042
10,250,000	Edison Asset Securities, LLC, 0.210%, due 06/09/10	10,245,874
12,750,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	12,743,735
20,000,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	19,996,444
36,763,000	Jupiter, 0.175%, due 05/10/10	36,755,655
1,500,000	Jupiter, 0.180%, due 04/23/10	1,499,835
6,500,000	Jupiter, 0.180%, due 05/04/10	6,498,928
18,150,000	Jupiter, 0.210%, due 05/20/10	18,144,812
15,000,000	Natixis, 0.900%, due 05/21/10	14,981,250
15,540,000	Old Line Funding, LLC, 0.170%, due 04/05/10	15,539,706
10,000,000	Old Line Funding, LLC, 0.180%, due 04/20/10	9,999,050
12,500,000	Old Line Funding, LLC, 0.210%, due 06/18/10	12,494,313
25,000,000	Old Line Funding, LLC, 0.260%, due 07/20/10	24,980,139
18,750,000	Park Avenue Receivables Corp., 0.160%, due 04/06/10	18,749,583
1,500,000	Park Avenue Receivables Corp., 0.170%, due 04/07/10	1,499,958
5,750,000	Park Avenue Receivables Corp., 0.170%, due 05/06/10	5,749,050
30,000,000	Park Avenue Receivables Corp., 0.180%, due 05/07/10	29,994,600
1,000,000	Park Avenue Receivables Corp., 0.190%, due 04/21/10	999,900
6,250,000	Park Avenue Receivables Corp., 0.215%, due 05/10/10	6,248,544
30,000,000	Royal Bank of Canada, 0.200%, due 06/15/10	29,987,500
13,500,000	Societe Generale, 0.570%, due 05/21/10	13,489,313

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
COMMERCIAL PAPER (continued)
$28,000,000		Thunder Bay Funding, LLC, 0.180%, due 04/20/10		$27,997,340
9,500,000		Thunder Bay Funding, LLC, 0.180%, due 04/14/10		9,499,383
17,750,000		Thunder Bay Funding, LLC, 0.180%, due 05/11/10		17,746,450
12,500,000		Thunder Bay Funding, LLC, 0.190%, due 05/10/10		12,497,427
23,000,000		Tulip Funding Corp., 0.190%, due 04/09/10		22,999,029
15,000,000		Tulip Funding Corp., 0.190%, due 04/13/10		14,999,050
25,311,000		Tulip Funding Corp., 0.200%, due 04/15/10		25,309,031
21,500,000		Variable Funding Capital Corp., 0.180%, due 05/07/10		21,496,130
8,500,000		Variable Funding Capital Corp., 0.180%, due 04/20/10		8,499,193
21,000,000		Variable Funding Capital Corp., 0.180%, due 04/14/10		20,998,635
25,500,000		Variable Funding Capital Corp., 0.180%, due 05/11/10		25,494,900
22,750,000		Windmill Funding Corp., 0.180%, due 04/23/10		22,747,498
40,000,000		Windmill Funding Corp., 0.190%, due 04/26/10		39,994,396
14,000,000		Yorkstown Capital, LLC, 0.170%, due 04/05/10		13,999,736
23,500,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10		23,498,509
16,250,000		Yorkstown Capital, LLC, 0.200%, due 05/03/10		16,247,111
13,607,000		Yorkstown Capital, LLC, 0.240%, due 07/09/10		13,598,019
		Total Commercial Paper
		(Cost $1,117,922,594)		1,117,922,594
CORPORATE BONDS/NOTES: 10.1%
3,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10		3,079,491
26,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11		26,000,000
4,000,000		Credit Suisse USA, Inc., 0.442%, due 03/02/11		4,004,352
8,950,000		Credit Suisse USA, Inc., 0.450%, due 08/15/10		8,952,945
2,750,000		Credit Suisse USA, Inc., 4.875%, due 08/15/10		2,788,665
8,000,000		Deutsche Bank AG/London, 5.000%, due 10/12/10		8,195,015
26,000,000		General Electric Capital Corp., 0.654%, due 06/09/10		26,033,376
22,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, due 03/15/11		22,275,126
14,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11		14,856,584
7,000,000	#	Rabobank, 0.250%, due 03/16/11		7,000,000
2,250,000	#	Rabobank, 0.651%, due 05/19/10		2,251,327
4,250,000		Royal Bank of Canada, 0.272%, due 06/08/10		4,250,706
21,000,000	#, C	Svenska Handelsbanken AB, 0.280%, due 02/09/11		21,000,000
26,500,000	C	Westpac Banking Corp., 0.249%, due 04/28/11		26,500,000
		Total Corporate Bonds/Notes
		(Cost $177,187,587)		177,187,587
U.S. GOVERNMENT AGENCY OBLIGATIONS##: 7.2%
4,000,000		Fannie Mae, 0.141%, due 07/13/10		4,001,036
25,000,000		Fannie Mae, 0.462%, due 03/01/11		24,893,306
1,250,000		Fannie Mae, 1.500%, due 09/16/10		1,256,250
7,955,000		Fannie Mae, 2.375%, due 05/20/10		7,975,294
45,791,000	S	Fannie Mae, 3.000%, due 07/12/10		46,103,776
2,000,000	S	Fannie Mae, 4.250%, due 08/15/10		2,028,356
4,800,000		Fannie Mae, 4.750%, due 12/15/10		4,948,900
2,000,000		Fannie Mae, 7.125%, due 06/15/10		2,027,657
3,500,000		Freddie Mac, 0.151%, due 07/14/10		3,500,861
12,500,000		Freddie Mac, 1.550%, due 12/15/10		12,605,169
7,500,000		Freddie Mac, 3.250%, due 07/16/10		7,558,733
9,000,000		Freddie Mac, 4.125%, due 07/12/10		9,090,792
		Total U.S. Government Agency Obligations
		(Cost $125,990,130)		125,990,130
REPURCHASE AGREEMENT: 12.0%
144,018,000		Goldman Sachs Repurchase Agreement dated 03/31/10, 0.005%, due 04/01/10, $144,018,020 to be received upon repurchase (Collateralized by $143,444,000 Federal Home Loan Bank, Discount Note-5.125%, Market Value $146,902,766, due 04/23/10-12/16/16)		144,018,000
67,000,000		Morgan Stanley Repurchase Agreement dated 03/31/10, 0.010%, due 04/01/10, $67,000,019 to be received upon repurchase (Collateralized by $68,355,000 Federal Home Loan Mortgage Corporation, Discount Notes, Market Value $68,343,171, due 04/12/10-06/01/10)		67,000,000
		Total Repurchase Agreement
		(Cost $211,018,000)		211,018,000
		Total Investments in Securities
		(Cost $1,761,572,665)*	100.0%	$1,761,572,665
		Other Assets and Liabilities - Net	0.0	772,269
		Net Assets	100.0%	$1,762,344,934

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover future collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$129,454,354	$—	$129,454,354
Commercial Paper	—	1,117,922,594	—	1,117,922,594
Corporate Bonds/Notes	—	177,187,587	—	177,187,587
U.S. Government Agency Obligations	—	125,990,130	—	125,990,130
Repurchase Agreements	—	211,018,000	—	211,018,000
Total Investments, at value	$—	$1,761,572,665	$—	$1,761,572,665

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Advertising: 0.3%
12,100		Omnicom Group	$469,601
			469,601
		Aerospace/Defense: 0.9%
11,100		Lockheed Martin Corp.	923,742
9,100		Raytheon Co.	519,792
			1,443,534
		Agriculture: 1.2%
65,900		Archer-Daniels-Midland Co.	1,904,510
			1,904,510
		Airlines: 3.5%
38,500	@	AMR Corp.	350,735
349,757	@	Delta Airlines, Inc.	5,102,955
			5,453,690
		Apparel: 0.1%
1,300		Nike, Inc.	95,550
			95,550
		Auto Manufacturers: 1.8%
219,100	@	Ford Motor Co.	2,754,087
			2,754,087
		Banks: 26.7%
224,587		Bank of America Corp.	4,008,878
122,760		Bank of New York Mellon Corp.	3,790,829
29,500		BB&T Corp.	955,505
453,500	@	Citigroup, Inc.	1,836,675
16,400		Goldman Sachs Group, Inc.	2,798,332
128,597		JPMorgan Chase & Co.	5,754,716
184,800		Keycorp	1,432,200
14,400	L	M&T Bank Corp.	1,143,072
76,500		Morgan Stanley	2,240,685
42,500		PNC Financial Services Group, Inc.	2,537,250
101,300		Regions Financial Corp.	795,205
33,700		State Street Corp.	1,521,218
122,868		SunTrust Bank	3,291,634
241,700		Wells Fargo & Co.	7,521,702
90,200	L	Zions Bancorp.	1,968,164
			41,596,065
		Beverages: 0.6%
15,100		PepsiCo, Inc.	999,016
			999,016
		Biotechnology: 2.2%
34,100	@	Amgen, Inc.	2,037,816
30,400	@	Gilead Sciences, Inc.	1,382,592
			3,420,408
		Chemicals: 2.7%
58,200		Dow Chemical Co.	1,720,974
29,500		Mosaic Co.	1,792,715
3,600		Potash Corp. of Saskatchewan	429,660
3,900		Praxair, Inc.	323,700
			4,267,049
		Commercial Services: 1.1%
169,326	@	Hertz Global Holdings, Inc.	1,691,567
			1,691,567
		Computers: 1.5%
40,900	@	EMC Corp.	737,836
29,075		Hewlett-Packard Co.	1,545,336
			2,283,172
		Cosmetics/Personal Care: 0.7%
11,900		Colgate-Palmolive Co.	1,014,594
			1,014,594
		Diversified Financial Services: 2.1%
101,800		Charles Schwab Corp.	1,902,642
11,700		Franklin Resources, Inc.	1,297,530
			3,200,172
		Electric: 1.1%
23,800		Pacific Gas & Electric Co.	1,009,596
20,700		Southern Co.	686,412
			1,696,008
		Electrical Components & Equipment: 0.6%
19,700		Emerson Electric Co.	991,698
			991,698

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food: 2.5%
17,600		Kraft Foods, Inc.	$532,224
158,265		Kroger Co.	3,428,020
			3,960,244
		Healthcare - Products: 2.6%
89,800	@, L	Boston Scientific Corp.	648,356
38,000		Covidien PLC	1,910,640
22,700		Johnson & Johnson	1,480,040
			4,039,036
		Healthcare - Services: 1.7%
82,500		UnitedHealth Group, Inc.	2,695,275
			2,695,275
		Home Builders: 0.6%
87,900	@	Pulte Homes, Inc.	988,875
			988,875
		Insurance: 0.6%
20,950		Metlife, Inc.	907,973
			907,973
		Iron/Steel: 2.1%
27,300		Cliffs Natural Resources, Inc.	1,936,935
22,000		United States Steel Corp.	1,397,440
			3,334,375
		Leisure Time: 0.7%
27,200		Carnival Corp.	1,057,536
			1,057,536
		Lodging: 2.0%
39,000	@	Hyatt Hotels Corp.	1,519,440
49,927		Marriott International, Inc.	1,573,699
			3,093,139
		Machinery - Construction & Mining: 1.1%
27,500		Caterpillar, Inc.	1,728,375
			1,728,375
		Media: 2.1%
96,100		Comcast Corp. — Class A	1,808,602
16,954		Time Warner Cable, Inc.	903,818
16,233		Time Warner, Inc.	507,606
			3,220,026
		Mining: 1.9%
47,200		Barrick Gold Corp.	1,809,648
23,200		Newmont Mining Corp.	1,181,576
			2,991,224
		Miscellaneous Manufacturing: 2.6%
43,945		Eaton Corp.	3,329,713
15,900		Honeywell International, Inc.	719,793
			4,049,506
		Oil & Gas: 12.1%
3,600		Anadarko Petroleum Corp.	262,188
3,400		Apache Corp.	345,100
52,100		Chevron Corp.	3,950,743
1,600		ConocoPhillips	81,872
9,800		Devon Energy Corp.	631,414
8,700		EOG Resources, Inc.	808,578
84,100		ExxonMobil Corp.	5,633,018
14,800		Hess Corp.	925,740
49,400		Marathon Oil Corp.	1,563,016
1,900		Occidental Petroleum Corp.	160,626
20,700		Petroleo Brasileiro SA ADR	920,943
3,400	@	Southwestern Energy Co.	138,448
35,600		Suncor Energy, Inc.	1,158,424
30,200		Valero Energy Corp.	594,940
33,700		XTO Energy, Inc.	1,589,966
			18,765,016
		Oil & Gas Services: 3.9%
71,600		Halliburton Co.	2,157,308
53,750		Schlumberger Ltd.	3,410,975
10,400		Smith International, Inc.	445,328
			6,013,611
		Pharmaceuticals: 3.6%
39,700		Abbott Laboratories	2,091,396
28,300		Merck & Co., Inc.	1,057,005
37,700		Teva Pharmaceutical Industries Ltd. ADR	2,378,116
			5,526,517
		Pipelines: 1.0%
142,900		El Paso Corp.	1,549,036
			1,549,036
		Retail: 5.8%
15,200		Home Depot, Inc.	491,720
84,231	@	HSN, Inc.	2,479,761
19,400	@	J Crew Group, Inc.	890,460

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Retail (continued)
20,800		JC Penney Co., Inc.		$669,136
20,900	@	Kohl’s Corp.		1,144,902
55,300		Target Corp.		2,908,780
7,550		Wal-Mart Stores, Inc.		419,780
				9,004,539
		Semiconductors: 0.6%
41,500		Intel Corp.		923,790
				923,790
		Telecommunications: 2.5%
97,680		AT&T, Inc.		2,524,051
44,400		Verizon Communications, Inc.		1,377,288
				3,901,339
		Total Common Stock
		(Cost $128,160,857)		151,030,153
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Mortgage: 0.2%
20,900		Annaly Capital Management, Inc.		359,062
		Total Real Estate Investment Trusts
		(Cost $342,763)		359,062
		Total Long-Term Investments
		(Cost $128,503,620)		151,389,215
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateral(cc): 1.8%
2,735,295		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		2,735,295
139,950	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		111,960
		Total Short-Term Investments
		(Cost $2,875,245)		2,847,255
		Total Investments in Securities
		(Cost $131,378,865)*	99.1%	$154,236,470
		Other Assets and Liabilities - Net	0.9	1,331,493
		Net Assets	100.0%	$155,567,963

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $135,000,754.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,958,047
		Gross Unrealized Depreciation		(7,722,331)
		Net Unrealized Appreciation		$19,235,716

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$151,030,153	$—	$—	$151,030,153
Real Estate Investment Trusts	359,062	—	—	359,062
Short-Term Investments	2,735,295	—	111,960	2,847,255
Total Investments, at value	$154,124,510	$—	$111,960	$154,236,470

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$111,960	$—	$—	$—	$—	$—	$—	$—	$111,960
Total Investments, at value	$111,960	$—	$—	$—	$—	$—	$111,960	$—	$111,960

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.8%
		Aerospace/Defense: 3.2%
324,764		General Dynamics Corp.	$25,071,781
			25,071,781
		Apparel: 3.5%
323,437		Nike, Inc.	23,772,620
46,086		Polo Ralph Lauren Corp.	3,919,153
			27,691,773
		Banks: 14.6%
159,275		Goldman Sachs Group, Inc.	27,177,093
546,596		JPMorgan Chase & Co.	24,460,171
260,774		PNC Financial Services Group, Inc.	15,568,208
571,961		US Bancorp.	14,802,351
1,024,577		Wells Fargo & Co.	31,884,836
			113,892,659
		Biotechnology: 1.0%
169,160	@	Gilead Sciences, Inc.	7,693,397
			7,693,397
		Chemicals: 9.3%
1,034,479		Dow Chemical Co.	30,589,543
95,190		Potash Corp. of Saskatchewan	11,360,927
205,993		PPG Industries, Inc.	13,471,942
211,425		Praxair, Inc.	17,548,275
			72,970,687
		Commercial Services: 4.1%
71,484		Mastercard, Inc.	18,156,936
156,821		Visa, Inc.	14,275,416
			32,432,352
		Computers: 7.6%
174,813	@	Apple, Inc.	41,068,818
722,859	@	EMC Corp.	13,040,376
75,304	@	Research In Motion Ltd.	5,568,731
			59,677,925
		Diversified Financial Services: 1.7%
320,047		American Express Co.	13,205,139
			13,205,139
		Healthcare - Products: 2.0%
241,083		Johnson & Johnson	15,718,612
			15,718,612
		Internet: 10.4%
176,820	@	Amazon.com, Inc.	23,999,779
35,905	@	Baidu.com ADR	21,435,285
48,308	@	Google, Inc. - Class A	27,391,119
33,898	@	Priceline.com, Inc.	8,643,990
			81,470,173
		Lodging: 1.1%
111,941		Wynn Resorts Ltd.	8,488,486
			8,488,486
		Media: 0.8%
180,808	@	DirecTV	6,113,118
			6,113,118
		Mining: 3.5%
403,545	L	BHP Billiton PLC ADR	27,614,584
			27,614,584
		Miscellaneous Manufacturing: 0.6%
59,581		Danaher Corp.	4,761,118
			4,761,118
		Oil & Gas: 6.5%
208,734		EOG Resources, Inc.	19,399,738
362,648	@	Transocean Ltd.	31,325,534
			50,725,272
		Pharmaceuticals: 2.0%
412,737		Merck & Co., Inc.	15,415,727
			15,415,727
		Retail: 5.1%
410,995		McDonald’s Corp.	27,421,586
140,860		Nordstrom, Inc.	5,754,131
147,712		Tiffany & Co.	7,014,843
			40,190,560
		Telecommunications: 5.3%
282,118	@	American Tower Corp.	12,021,048
946,793	@	Cisco Systems, Inc.	24,645,022
120,190	@	Crown Castle International Corp.	4,594,864
			41,260,934
		Transportation: 9.5%
227,387		FedEx Corp.	21,237,946
332,689		Norfolk Southern Corp.	18,593,988
470,470		Union Pacific Corp.	34,485,451
			74,317,385
		Total Common Stock
		(Cost $558,124,933)	718,711,682

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.4%
		Banks: 0.4%
131,480	P, L	Wells Fargo & Co.		$3,589,404
		Total Preferred Stock
		(Cost $2,516,649)		3,589,404
		Total Long-Term Investments
		(Cost $560,641,582)		722,301,086
SHORT-TERM INVESTMENTS: 8.3%
		Affiliated Mutual Fund: 7.6%
59,179,683		ING Institutional Prime Money Market Fund - Class I		59,179,683
		Total Mutual Fund
		(Cost $59,179,683)		59,179,683
		Securities Lending Collateral(cc): 0.7%
3,912,032		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		3,912,032
2,402,610	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,922,088
		Total Securities Lending Collateral
		(Cost $6,314,642)		5,834,120
		Total Short-Term Investments
		(Cost $65,494,325)		65,013,803
		Total Investments in Securities
		(Cost $626,135,907)*	100.5%	$787,314,889
		Other Assets and Liabilities - Net	(0.5)	(4,096,740)
		Net Assets	100.0%	$783,218,149

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $643,974,512.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$163,632,219
		Gross Unrealized Depreciation		(20,291,842)
		Net Unrealized Appreciation		$143,340,377

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$718,711,682	$—	$—	$718,711,682
Preferred Stock	—	3,589,404	—	3,589,404
Short-Term Investments	63,091,715	—	1,922,088	65,013,803
Total Investments, at value	$781,803,397	$3,589,404	$1,922,088	$787,314,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088
Total Investments, at value	$1,922,088	$—	$—	$—	$—	$—	$—	$—	$1,922,088

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Australia: 1.0%
121,530		CSL Ltd.	$4,059,261
			4,059,261
		Belgium: 3.0%
231,388		Anheuser-Busch InBev NV	11,638,338
			11,638,338
		Brazil: 6.8%
366,700		Cyrela Brazil Realty S.A.	4,295,196
678,672		Gafisa S.A.	4,617,725
147,700		NET Servicos de Comunicacao SA	1,910,254
648,100		OGX Petroleo e Gas Participacoes S.A.	6,064,264
450,600		PDG Realty SA Empreendimentos e Participacoes	3,770,308
190,800	L	Vale S.A. ADR	6,141,852
			26,799,599
		Canada: 5.5%
92,371		Canadian National Railway Co.	5,596,759
131,277	@	Research In Motion Ltd.	9,707,934
46,330	@	Teck Cominco Ltd. - Class B	2,018,513
54,643		Toronto Dominion Bank	4,072,737
			21,395,943
		China: 1.0%
43,700	@	Ctrip.com International Ltd. ADR	1,713,040
65,313	@	Longtop Financial Technologies Ltd. ADR	2,103,732
			3,816,772
		Denmark: 2.5%
96,204		Novo-Nordisk A/S	7,426,503
21,905		Novozymes A/S	2,423,333
			9,849,836
		France: 8.3%
83,671		Accor S.A.	4,630,035
89,321	L	Alstom	5,561,485
62,067		BNP Paribas	4,757,249
67,150		Pernod-Ricard S.A.	5,697,712
97,021		Publicis Groupe	4,146,460
65,440		Schneider Electric S.A.	7,645,368
			32,438,309
		Germany: 9.5%
73,326		Adidas AG	3,920,226
189,490		BASF AG	11,729,046
108,910		DaimlerChrysler AG	5,118,881
26,329		Fresenius AG	1,988,335
567,439	@	Infineon Technologies AG	3,929,794
107,987		Metro AG	6,406,711
113,626		ThyssenKrupp AG	3,896,260
			36,989,253
		Hong Kong: 4.0%
600,000		China Resources Enterprise	2,225,393
2,334,400		CNOOC Ltd.	3,854,097
559,000		Hang Lung Properties Ltd.	2,249,235
1,062,000		Li & Fung Ltd.	5,222,870
888,000		Noble Group Ltd.	1,938,829
			15,490,424
		India: 2.6%
137,452		ICICI Bank Ltd. ADR	5,869,200
85,850	@, L	Reliance Industries - Spons GDR	4,151,493
			10,020,693
		Ireland: 1.5%
120,100		Covidien PLC	6,038,628
			6,038,628
		Israel: 2.4%
151,166		Teva Pharmaceutical Industries Ltd. ADR	9,535,551
			9,535,551
		Japan: 12.1%
169,500		Canon, Inc.	7,840,264
50,686		Daikin Industries Ltd.	2,077,182
731,000		Daiwa Securities Group, Inc.	3,852,860
124,200	L	FamilyMart Co. Ltd.	3,954,740
158,300		Honda Motor Co. Ltd.	5,579,868
1,252,000		Marubeni Corp.	7,792,707
286,000		Matsushita Electric Industrial Co. Ltd.	4,384,676
1,848,000	L	Mizuho Financial Group, Inc.	3,653,586
16,400		Nintendo Co. Ltd.	5,499,963
119,200		Sumco Corp.	2,541,402
			47,177,248

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Netherlands: 2.5%
71,419		Akzo Nobel NV		$4,067,996
113,221		Heineken NV		5,814,843
				9,882,839
		Singapore: 1.6%
2,259,500		CapitaLand Ltd.		6,397,259
				6,397,259
		Spain: 7.1%
479,657	L	Banco Bilbao Vizcaya Argentaria S.A.		6,559,327
144,222		Inditex S.A.		9,512,234
487,813		Telefonica S.A.		11,558,554
				27,630,115
		Switzerland: 11.9%
194,494	@	ABB Ltd.		4,251,770
189,427		Credit Suisse Group		9,750,264
110,655		Julius Baer Group Ltd.		4,005,152
45,947		Lonza Group AG		3,753,213
112,416		Nestle S.A.		5,760,421
142,975		Novartis AG		7,734,083
8,932		Swatch Group AG - BR		2,848,367
29,647		Syngenta AG		8,232,346
				46,335,616
		Taiwan: 1.5%
1,325,237		HON HAI Precision Industry Co. Ltd.		5,738,288
				5,738,288
		United Kingdom: 8.3%
175,202	@	Autonomy Corp. PLC		4,842,307
619,613		Compass Group PLC		4,946,487
881,264		HSBC Holdings PLC		8,930,634
71,421		Reckitt Benckiser PLC		3,924,145
214,531	@	Rolls-Royce Group PLC		1,942,324
150,415		Standard Chartered PLC		4,099,902
574,599		Tesco PLC		3,798,993
				32,484,792
		United States: 2.0%
89,679	@	Transocean Ltd.		7,746,472
				7,746,472
		Total Common Stock
		(Cost $337,645,020)		371,465,236
SHORT-TERM INVESTMENTS: 8.3%
		Affiliated Mutual Fund: 4.9%
19,267,731		ING Institutional Prime Money Market Fund - Class I		19,267,731
		Total Mutual Fund
		(Cost $19,267,731)		19,267,731
		Securities Lending Collateral(cc): 3.4%
12,339,905		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		12,339,905
901,350	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		721,080
		Total Securities Lending Collateral
		(Cost $13,241,255)		13,060,985
		Total Short-Term Investments
		(Cost $32,508,986)		32,328,716
		Total Investments in Securities
		(Cost $370,154,006)*	103.4%	$403,793,952
		Other Assets and Liabilities - Net	(3.4)	(13,463,668)
		Net Assets	100.0%	$390,330,284

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $381,968,655.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,650,025
		Gross Unrealized Depreciation		(19,824,728)
		Net Unrealized Appreciation		$21,825,297

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	1.1%
Aerospace/Defense	0.5
Apparel	1.0
Auto Manufacturers	2.7
Banks	13.2
Beverages	5.9
Biotechnology	1.7
Building Materials	0.5
Chemicals	7.1
Computers	2.5
Distribution/Wholesale	3.3
Diversified Financial Services	1.0
Electrical Components & Equipment	2.0
Electronics	1.5
Engineering & Construction	1.1
Food	4.1
Food Service	1.3
Healthcare - Products	2.0
Holding Companies - Diversified	1.1
Home Builders	1.2
Home Furnishings	1.1
Household Products/Wares	1.0
Internet	0.4
Iron/Steel	1.0
Lodging	1.2
Machinery - Diversified	1.4
Media	0.5
Mining	2.1
Office/Business Equipment	2.0
Oil & Gas	5.6
Pharmaceuticals	6.3
Real Estate	4.3
Retail	4.2
Semiconductors	1.6
Software	1.8
Telecommunications	3.0
Toys/Games/Hobbies	1.4
Transportation	1.4
Short-Term Investments	8.3
Other Assets and Liabilities - Net	(3.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,059,261	$—	$4,059,261
Belgium	—	11,638,338	—	11,638,338
Brazil	26,799,599	—	—	26,799,599
Canada	21,395,943	—	—	21,395,943
China	3,816,772	—	—	3,816,772
Denmark	—	9,849,836	—	9,849,836
France	—	32,438,309	—	32,438,309
Germany	—	36,989,253	—	36,989,253
Hong Kong	—	15,490,424	—	15,490,424
India	5,869,200	4,151,493	—	10,020,693
Ireland	6,038,628	—	—	6,038,628
Israel	9,535,551	—	—	9,535,551
Japan	3,954,740	43,222,508	—	47,177,248
Netherlands	—	9,882,839	—	9,882,839
Singapore	—	6,397,259	—	6,397,259
Spain	—	27,630,115	—	27,630,115
Switzerland	—	46,335,616	—	46,335,616
Taiwan	—	5,738,288	—	5,738,288
United Kingdom	—	32,484,792	—	32,484,792
United States	7,746,472	—	—	7,746,472
Total Common Stock	85,156,905	286,308,331	—	371,465,236
Short-Term Investments	31,607,636	—	721,080	32,328,716
Total Investments, at value	$116,764,541	$286,308,331	$721,080	$403,793,952

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(536)	$—	$(536)
Total Liabilities	$—	$(536)	$—	$(536)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080
Total Investments, at value	$721,080	$—	$—	$—	$—	$—	$—	$—	$721,080

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Marsico International Opportunities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Danish Krone
DKK 529,146	SELL	4/6/10	$95,462	$95,998	$(536)
					$(536)

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 59.6%
		Advertising: 0.5%
146,820		Omnicom Group	$5,698,084
			5,698,084
		Aerospace/Defense: 4.0%
17,560		Goodrich Corp.	1,238,331
239,380		Lockheed Martin Corp.	19,921,204
112,450		Northrop Grumman Corp.	7,373,347
189,770		United Technologies Corp.	13,968,970
			42,501,852
		Agriculture: 1.8%
32,557	S	Altria Group, Inc.	668,070
26,220		Lorillard, Inc.	1,972,793
310,820		Philip Morris International, Inc.	16,212,371
			18,853,234
		Apparel: 0.9%
130,780		Nike, Inc.	9,612,330
			9,612,330
		Auto Parts & Equipment: 0.2%
75,880		Johnson Controls, Inc.	2,503,281
			2,503,281
		Banks: 8.5%
518,240		Bank of America Corp.	9,250,584
523,726		Bank of New York Mellon Corp.	16,172,659
86,970		Goldman Sachs Group, Inc.	14,839,691
504,540	S	JPMorgan Chase & Co.	22,578,165
22,210		Northern Trust Corp.	1,227,325
79,950		PNC Financial Services Group, Inc.	4,773,015
336,990		Regions Financial Corp.	2,645,372
183,410		State Street Corp.	8,279,127
374,270		Wells Fargo & Co.	11,647,282
			91,413,220
		Beverages: 1.6%
384,217		Diageo PLC	6,459,777
32,190		Heineken NV	1,653,225
133,840		PepsiCo, Inc.	8,854,854
			16,967,856
		Chemicals: 1.6%
76,170		Air Products & Chemicals, Inc.	5,632,772
19,520		Monsanto Co.	1,394,118
101,930		PPG Industries, Inc.	6,666,222
46,550		Sherwin-Williams Co.	3,150,504
			16,843,616
		Commercial Services: 0.6%
28,290	@	Apollo Group, Inc. - Class A	1,733,894
800		Mastercard, Inc.	203,200
18,140		Visa, Inc.	1,651,284
190,120		Western Union Co.	3,224,435
			6,812,813
		Computers: 2.0%
151,480		Accenture PLC	6,354,586
139,040	@	Dell, Inc.	2,086,990
123,989		Hewlett-Packard Co.	6,590,015
52,060		International Business Machines Corp.	6,676,695
			21,708,286
		Cosmetics/Personal Care: 0.9%
150,524		Procter & Gamble Co.	9,523,653
			9,523,653
		Distribution/Wholesale: 0.2%
22,000		WW Grainger, Inc.	2,378,640
			2,378,640
		Diversified Financial Services: 0.6%
137,050		Charles Schwab Corp.	2,561,465
18,280		Deutsche Boerse AG	1,352,506
18,085		Franklin Resources, Inc.	2,005,627
			5,919,598
		Electric: 2.7%
63,110		American Electric Power Co., Inc.	2,157,100
57,150		CMS Energy Corp.	883,539
159,350		Dominion Resources, Inc.	6,550,879
34,910		Entergy Corp.	2,839,929
65,242		FPL Group, Inc.	3,153,146
22,230		Northeast Utilities	614,437
76,700	@	NRG Energy, Inc.	1,603,030
88,010		Pacific Gas & Electric Co.	3,733,384
105,640		PPL Corp.	2,927,284
157,960		Public Service Enterprise Group, Inc.	4,662,979
			29,125,707

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Electronics: 0.7%
22,270	@	Thermo Fisher Scientific, Inc.	$1,145,569
91,650		Tyco Electronics Ltd.	2,518,542
52,410	@	Waters Corp.	3,539,771
			7,203,882
		Energy - Alternate Sources: 0.1%
5,430	@, L	First Solar, Inc.	665,990
			665,990
		Engineering & Construction: 0.2%
38,380		Fluor Corp.	1,785,054
			1,785,054
		Food: 2.7%
64,930		Campbell Soup Co.	2,295,276
60,050		General Mills, Inc.	4,250,940
26,854		Groupe Danone	1,617,335
46,583		JM Smucker Co.	2,807,092
57,933		Kellogg Co.	3,095,360
155,270		Kroger Co.	3,363,148
220,172		Nestle S.A.	11,282,055
			28,711,206
		Gas: 0.2%
40,530		Sempra Energy	2,022,447
			2,022,447
		Hand/Machine Tools: 0.1%
27,538		Stanley Black & Decker, Inc.	1,580,957
			1,580,957
		Healthcare - Products: 3.0%
62,140		Becton Dickinson & Co.	4,892,282
249,470		Johnson & Johnson	16,265,444
154,090		Medtronic, Inc.	6,938,673
86,440	@	St. Jude Medical, Inc.	3,548,362
			31,644,761
		Healthcare - Services: 0.2%
21,700	@	DaVita, Inc.	1,375,780
19,150	@	WellPoint, Inc.	1,232,877
			2,608,657
		Home Builders: 0.1%
107,400	@	Pulte Homes, Inc.	1,208,250
			1,208,250
		Household Products/Wares: 0.3%
33,130		Clorox Co.	2,124,958
15,470		Kimberly-Clark Corp.	972,754
			3,097,712
		Insurance: 4.2%
62,120		ACE Ltd.	3,248,876
28,760		Aflac, Inc.	1,561,380
130,310	S	Allstate Corp.	4,210,316
62,760		AON Corp.	2,680,480
39,360		Chubb Corp.	2,040,816
371,030		Metlife, Inc.	16,080,440
118,210		Prudential Financial, Inc.	7,151,705
141,280		Travelers Cos., Inc.	7,620,643
			44,594,656
		Internet: 0.1%
2,780	@	Google, Inc. - Class A	1,576,288
			1,576,288
		Iron/Steel: 0.1%
25,660		United States Steel Corp.	1,629,923
			1,629,923
		Lodging: 0.1%
17,220		Starwood Hotels & Resorts Worldwide, Inc.	803,141
			803,141
		Media: 1.1%
112,150		Comcast Corp. — Special Class A	2,015,336
41,300		Time Warner, Inc.	1,291,451
250,000		Walt Disney Co.	8,727,500
			12,034,287
		Metal Fabricate/Hardware: 0.2%
13,000		Precision Castparts Corp.	1,647,230
			1,647,230
		Miscellaneous Manufacturing: 2.0%
90,050		3M Co.	7,525,479
64,430		Danaher Corp.	5,148,601
51,470		Eaton Corp.	3,899,882
96,280		General Electric Co.	1,752,296
56,660		Honeywell International, Inc.	2,564,998
			20,891,256
		Oil & Gas: 7.2%
47,620		Anadarko Petroleum Corp.	3,468,165
123,590	S	Apache Corp.	12,544,385
136,347	S	Chevron Corp.	10,339,193
27,770		ConocoPhillips	1,420,991
48,868		Devon Energy Corp.	3,148,565

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
48,540		EOG Resources, Inc.	$4,511,308
250,434		ExxonMobil Corp.	16,774,069
89,090		Hess Corp.	5,572,580
93,650		Marathon Oil Corp.	2,963,086
45,160		Noble Energy, Inc.	3,296,680
27,250		Occidental Petroleum Corp.	2,303,715
184,990		Total SA ADR	10,733,120
			77,075,857
		Oil & Gas Services: 0.5%
39,660		Halliburton Co.	1,194,956
60,400		National Oilwell Varco, Inc.	2,451,032
19,590		Schlumberger Ltd.	1,243,181
			4,889,169
		Pharmaceuticals: 2.6%
198,000	S	Abbott Laboratories	10,430,640
70,520		GlaxoSmithKline PLC	1,353,613
122,250		Merck & Co., Inc.	4,566,038
586,938		Pfizer, Inc.	10,065,987
6,860		Roche Holding AG - Genusschein	1,114,136
			27,530,414
		Pipelines: 0.2%
88,222		Williams Cos., Inc.	2,037,928
			2,037,928
		Retail: 2.4%
68,680		Advance Auto Parts, Inc.	2,879,066
149,688	S	CVS Caremark Corp.	5,472,593
66,400		Home Depot, Inc.	2,148,040
26,880	@	Kohl’s Corp.	1,472,486
145,790		Staples, Inc.	3,410,028
73,170		Target Corp.	3,848,742
81,610		Walgreen Co.	3,026,915
68,380		Wal-Mart Stores, Inc.	3,801,928
			26,059,798
		Semiconductors: 0.7%
322,070		Intel Corp.	7,169,278
			7,169,278
		Software: 0.9%
25,480		Dun & Bradstreet Corp.	1,896,222
307,938		Oracle Corp.	7,910,927
			9,807,149
		Telecommunications: 3.1%
698,696		AT&T, Inc.	18,054,287
58,268		CenturyTel, Inc.	2,066,183
84,180	@	Cisco Systems, Inc.	2,191,205
112,940	L	Nokia OYJ ADR	1,755,088
3,892,580		Vodafone Group PLC	9,003,202
			33,069,965
		Toys/Games/Hobbies: 0.2%
70,240		Hasbro, Inc.	2,688,787
			2,688,787
		Transportation: 0.3%
25,550		Canadian National Railway Co.	1,548,075
33,520		United Parcel Service, Inc. - Class B	2,159,023
			3,707,098
		Total Common Stock
		(Cost $546,524,526)	637,603,310

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.9%
		Aerospace/Defense: 0.2%
$1,754,000	#	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$1,826,416
			1,826,416
		Agriculture: 0.1%
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13	740,599
			740,599
		Banks: 2.5%
750,000	#	Achmea Hypotheekbank NV, 3.200%, due 11/03/14	760,369
521,000	#, L	Banco Bradesco SA/Cayman Islands, 6.750%, due 09/29/19	544,445
617,000		Bank of America Corp., 5.490%, due 03/15/19	602,075
420,000		Bank of America Corp., 7.375%, due 05/15/14	472,730
590,000		Bank of America Corp., 7.625%, due 06/01/19	676,018
558,000	#	BNP Paribas, 7.195%, due 12/31/49	544,050
1,125,000	#	BPCE S.A., 12.500%, due 08/29/49	1,066,458
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,317,252
610,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	614,221
1,230,000		Credit Suisse New York, 5.500%, due 05/01/14	1,339,998
837,000	#	DBS Capital Funding Corp., 7.657%, due 03/31/49	869,434
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,142,093
690,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	756,225
1,020,000		JPMorgan Chase & Co., 6.300%, due 04/23/19	1,127,592
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	1,504,793

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$927,000		Morgan Stanley, 5.750%, due 10/18/16	$965,065
1,320,000		Morgan Stanley, 6.625%, due 04/01/18	1,410,074
497,000	#, L	Nordea Bank AB, 5.424%, due 12/29/49	440,481
932,000		PNC Funding Corp., 5.625%, due 02/01/17	963,024
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	2,002,386
1,500,000	#	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,580,342
1,280,000	#	Unicredit Luxembourg Finance S.A., 6.000%, due 10/31/17	1,302,646
1,619,000	#	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,608,881
687,000		Wachovia Corp., 5.250%, due 08/01/14	722,312
2,157,000	#	Woori Bank, 6.125%, due 05/03/16	2,198,427
			26,531,391
		Beverages: 0.3%
1,090,000	#	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,383,762
437,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	500,022
1,119,000	#	Miller Brewing Co., 5.500%, due 08/15/13	1,198,981
			3,082,765
		Building Materials: 0.0%
22,000		CRH America, Inc., 6.950%, due 03/15/12	23,929
			23,929
		Commercial Services: 0.2%
965,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	997,939
1,504,000		Western Union Co., 5.400%, due 11/17/11	1,608,477
			2,606,416
		Diversified Financial Services: 0.7%
892,000		American Express Co., 5.500%, due 09/12/16	932,844
605,000	#	Crown Castle Towers, LLC, 6.113%, due 01/15/20	634,028
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	455,885
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, due 01/14/13	1,397,967
620,000		JPMorgan Chase Bank NA, 7.000%, due 11/01/39	634,706
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	1,066,679
507,000		MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	503,358
1,782,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,621,620
150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	141,437
430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37	410,650
			7,799,174
		Electric: 0.9%
1,954,767	I	Bruce Mansfield Unit, 6.850%, due 06/01/34	2,070,735
902,000	#	EDP Finance BV, 6.000%, due 02/02/18	929,813
940,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	930,741
858,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	933,486
1,200,000		Exelon Generation Co. LLC, 6.250%, due 10/01/39	1,217,540
377,000		Midamerican Funding, LLC, 6.927%, due 03/01/29	414,498
1,319,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,506,872
765,000	#	PSEG Power, LLC, 5.320%, due 09/15/16	798,633
991,000		PSEG Power, LLC, 6.950%, due 06/01/12	1,093,846
			9,896,164
		Hand/Machine Tools: 0.1%
1,283,000	I	Kennametal, Inc., 7.200%, due 06/15/12	1,354,881
			1,354,881
		Healthcare - Products: 0.2%
980,000		CareFusion Corp., 6.375%, due 08/01/19	1,073,585
442,000		Hospira, Inc., 5.550%, due 03/30/12	470,278
832,000		Hospira, Inc., 6.050%, due 03/30/17	894,905
			2,438,768
		Healthcare - Services: 0.2%
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	1,671,652
			1,671,652
		Household Products/Wares: 0.1%
1,385,000		Fortune Brands, Inc., 5.125%, due 01/15/11	1,424,956
			1,424,956
		Insurance: 0.4%
132,000		Allstate Corp., 5.550%, due 05/09/35	127,182
1,077,000		Allstate Corp., 6.125%, due 12/15/32	1,086,888
1,854,000		Chubb Corp., 6.375%, due 03/29/67	1,884,128
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	515,687
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	498,286
			4,112,171
		Iron/Steel: 0.1%
1,462,000		ArcelorMittal, 6.125%, due 06/01/18	1,537,135
			1,537,135
		Lodging: 0.1%
942,000		Wyndham Worldwide Corp., 6.000%, due 12/01/16	934,450
			934,450
		Machinery - Construction & Mining: 0.1%
873,000	#	Atlas Copco AB, 5.600%, due 05/22/17	906,253
			906,253
		Media: 0.4%
1,028,000		COX Communications, Inc., 4.625%, due 06/01/13	1,087,697
1,329,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	993,478
819,000		News America Holdings, 8.500%, due 02/23/25	972,777
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,242,830
			4,296,782

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Mining: 0.0%
$467,000		Vale Overseas Ltd., 6.875%, due 11/10/39	$486,216
			486,216
		Miscellaneous Manufacturing: 0.1%
1,182,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17	1,302,362
			1,302,362
		Multi-National: 0.1%
800,000		Asian Development Bank, 2.750%, due 05/21/14	813,952
			813,952
		Oil & Gas: 0.8%
1,140,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,165,528
958,000		Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,037,216
250,000		Hess Corp., 8.125%, due 02/15/19	305,239
659,000		Husky Energy, Inc., 5.900%, due 06/15/14	717,846
676,000		Husky Energy, Inc., 7.250%, due 12/15/19	784,412
1,403,000		Petro-Canada, 6.050%, due 05/15/18	1,512,925
646,000		Petroleos Mexicanos, 8.000%, due 05/03/19	760,665
925,000	#	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.832%, due 09/30/16	988,198
1,136,000		Valero Energy Corp., 6.875%, due 04/15/12	1,231,643
			8,503,672
		Pharmaceuticals: 0.3%
1,433,000		Allergan, Inc., 5.750%, due 04/01/16	1,600,326
712,000		Cardinal Health, Inc., 5.800%, due 10/15/16	751,146
460,000		Pfizer, Inc., 7.200%, due 03/15/39	562,915
			2,914,387
		Pipelines: 0.5%
1,024,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	1,173,331
768,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	850,126
1,459,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,533,273
15,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	16,913
420,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	486,604
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19	918,670
			4,978,917
		Real Estate: 0.4%
365,000		Boston Properties, Inc., 5.000%, due 06/01/15	374,509
1,637,000		HRPT Properties Trust, 6.250%, due 08/15/16	1,639,444
64,000		Kimco Realty Corp., 6.000%, due 11/30/12	68,921
1,228,000		Simon Property Group LP, 5.875%, due 03/01/17	1,270,590
432,000		Vornado Realty LP, 4.750%, due 12/01/10	440,028
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	335,651
			4,129,143
		Retail: 0.4%
952,000		CVS Caremark Corp., 6.125%, due 08/15/16	1,051,084
418,000		Home Depot, Inc., 5.875%, due 12/16/36	406,980
941,000		Limited Brands, 5.250%, due 11/01/14	945,705
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,705,506
			4,109,275
		Software: 0.1%
278,000		Adobe Systems, Inc., 3.250%, due 02/01/15	279,412
659,000		Adobe Systems, Inc., 4.750%, due 02/01/20	648,552
			927,964
		Telecommunications: 0.6%
1,070,000		AT&T, Inc., 6.550%, due 02/15/39	1,128,568
319,000	#	Qtel International Finance Ltd., 7.875%, due 06/10/19	369,919
1,230,000		Rogers Communications, Inc., 6.800%, due 08/15/18	1,401,458
653,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	684,530
468,000		Telefonica Europe BV, 7.750%, due 09/15/10	482,199
1,854,000		Verizon New York, Inc., 6.875%, due 04/01/12	2,019,673
			6,086,347
		Transportation: 0.0%
99,000		CSX Corp., 6.750%, due 03/15/11	104,174
			104,174
		Total Corporate Bonds/Notes
		(Cost $101,163,270)	105,540,311
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.0%
		Federal Home Loan Mortgage Corporation##: 4.6%
10,126,370		4.500%, due 08/01/18-06/01/39	10,400,532
18,264,792		5.000%, due 03/01/18-09/01/39	18,962,083
8,162,859		5.500%, due 01/01/19-02/01/37	8,675,120
8,252,235		6.000%, due 04/01/16-05/01/37	8,926,266
2,515,465		6.500%, due 05/01/34-02/01/38	2,752,849
			49,716,850
		Federal National Mortgage Association##: 7.9%
146,964		4.010%, due 08/01/13	154,034
446,310		4.020%, due 08/01/13	468,193
3,949,562		4.500%, due 04/01/18-09/01/35	4,075,923
757,243		4.600%, due 05/01/14	806,354
366,418		4.630%, due 04/01/14	390,256
89,175		4.767%, due 04/01/13	94,568
723,871		4.790%, due 12/01/12	765,820
394,218		4.841%, due 08/01/14	421,899
29,416		4.845%, due 06/01/13	31,424

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$19,116		4.872%, due 02/01/14	$20,375
392,911		4.880%, due 03/01/20	416,552
666,172		4.921%, due 04/01/15	715,729
248,000		4.940%, due 08/01/15	262,915
17,965,869		5.000%, due 11/01/17-10/01/39	18,695,101
8,420		5.190%, due 11/01/15	9,147
346,093		5.370%, due 02/01/13-05/01/18	377,091
16,376		5.450%, due 04/01/17	17,950
288,078		5.465%, due 11/01/15	315,884
28,284,861		5.500%, due 11/01/17-09/01/35	30,035,706
941,703		5.510%, due 04/01/36	1,005,282
318,268		5.659%, due 02/01/16	352,594
15,703,509		6.000%, due 02/01/17-07/01/37	16,923,872
6,956		6.253%, due 09/01/11	7,286
215,192		6.330%, due 03/01/11	222,907
5,659,097		6.500%, due 06/01/31-07/01/37	6,210,907
1,046,000		6.625%, due 11/15/10	1,085,980
262,740		7.500%, due 02/01/30-02/01/32	297,737
			84,181,486
		Government National Mortgage Association: 1.4%
893,738		4.500%, due 07/20/33-12/20/34	911,006
7,087,293		5.000%, due 07/20/33-09/15/39	7,392,960
3,708,643		5.500%, due 11/15/32-12/15/33	3,954,931
2,828,756		6.000%, due 09/15/32-04/20/35	3,056,396
			15,315,293
		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	594,117
			594,117
		Total U.S. Government Agency Obligations
		(Cost $142,632,634)	149,807,746
U.S. TREASURY OBLIGATIONS: 11.6%
		U.S. Treasury Notes: 11.6%
5,301,000		0.875%, due 02/28/11	5,324,404
4,247,000		1.500%, due 12/31/13	4,170,027
19,882,000		1.875%, due 04/30/14	19,647,472
1,682,000		2.000%, due 11/30/13	1,685,418
1,665,000		2.375%, due 08/31/10	1,680,285
663,000		2.625%, due 02/29/16	651,813
13,666,000		2.750%, due 10/31/13	14,066,373
4,105,000		3.125%, due 09/30/13	4,281,708
3,800,000	L	3.500%, due 05/31/13	4,016,722
9,135,000		3.750%, due 11/15/18	9,207,084
4,501,000		3.875%, due 02/15/13	4,804,466
6,383,000	L	4.125%, due 08/31/12	6,823,829
1,164,000		4.500%, due 02/15/36	1,137,265
485,000		4.750%, due 08/15/17	530,658
5,949,000		5.000%, due 05/15/37	6,265,975
23,103,000		5.125%, due 06/30/11-05/15/16	24,488,244
4,144,000		5.250%, due 02/15/29	4,510,487
2,154,000		5.375%, due 02/15/31	2,383,537
1,500,000		6.000%, due 02/15/26	1,769,532
390,000		6.750%, due 08/15/26	495,483
390,000		8.000%, due 11/15/21	531,497
4,440,000		8.500%, due 02/15/20	6,142,465
57,000		9.875%, due 11/15/15	78,219
		Total U.S. Treasury Obligations
		(Cost $124,406,682)	124,692,963
ASSET-BACKED SECURITIES: 1.0%
		Credit Card Asset-Backed Securities: 0.2%
1,874,000		Household Credit Card Master Note Trust I, 0.780%, due 07/15/13	1,872,084
			1,872,084
		Home Equity Asset-Backed Securities: 0.1%
1,177,895	#, I	Bayview Financial Revolving Mortgage Loan Trust, 1.847%, due 12/28/40	426,987
966,853		GMAC Mortgage Corp. Loan Trust, 5.810%, due 10/25/36	513,622
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	389,834
			1,330,443
		Other Asset-Backed Securities: 0.7%
1,148,545	#, I	Anthracite CDO I Ltd, 0.697%, due 05/24/17	1,062,404
44,253		Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	43,802
919,000		Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	576,123
544,829		Small Business Administration, 4.770%, due 04/01/24	572,278
766,663		Small Business Administration, 4.990%, due 09/01/24	806,237
2,738,580		Small Business Administration, 5.110%, due 08/01/25	2,909,265
869,043		Small Business Administration, 5.180%, due 05/01/24	919,673
568,422		Structured Asset Securities Corp., 4.670%, due 03/25/35	514,661
			7,404,443
		Total Asset-Backed Securities
		(Cost $12,729,894)	10,606,970

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
$2,000,000		Banc of America Commercial Mortgage, Inc., 5.744%, due 02/10/51		$1,944,610
30,581	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26		18,790
3,050,000		Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49		3,042,859
990,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49		960,094
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40		1,295,792
1,565,003		CRSTG 011X A FLT 11/28/16, 0.722%, due 11/28/16		1,459,365
588,728		Entergy Louisiana, LLC, 8.090%, due 01/02/17		592,796
1,064,000		FHLMC Multifamily Structured Pass-Through Certificates, 5.085%, due 03/25/19		1,126,941
1,102,000		GE Capital Commercial Mortgage Corp., 5.334%, due 03/10/44		953,987
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39		100,976
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		1,104,446
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,238,441
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.236%, due 05/15/41		1,721,956
637,059		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49		614,890
1,020,933		JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43		1,049,367
1,000,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, due 06/15/49		960,944
1,037,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.874%, due 04/15/45		1,072,224
789,000		Merrill Lynch Mortgage Trust, 5.827%, due 06/12/50		194,786
36,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.467%, due 02/12/39		31,417
1,442,297		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.747%, due 06/12/50		1,325,078
5,945,029	#, ^	Morgan Stanley Capital I, 0.546%, due 11/15/30		163,069
772,000		RAAC Series, 4.971%, due 09/25/34		631,364
1,207,031	#, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		1,015,089
359,641	#, I	System Energy Resources, Inc., 5.129%, due 01/15/14		365,677
70,000		Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44		62,778
2,400,000		Wachovia Bank Commercial Mortgage Trust, 5.902%, due 02/15/51		2,242,884
		Total Collateralized Mortgage Obligations
		(Cost $26,844,252)		25,290,620
MUNICIPAL BONDS: 0.4%
		Massachusetts: 0.2%
1,900,000		Massachusetts Health & Educational Facilities Authority, 5.500%, due 07/01/32		2,304,358
				2,304,358
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40		1,046,079
				1,046,079
		New York: 0.1%
920,000		Metropolitan Transportation Authority, 7.336%, due 11/15/39		1,065,958
				1,065,958
		Total Municipal Bonds
		(Cost $4,185,609)		4,416,395
OTHER BONDS: 0.1%
		Foreign Government Bonds: 0.1%
102,000		Peru Government International Bond, 7.350%, due 07/21/25		118,830
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14		634,535
		Total Other Bonds
		(Cost $714,439)		753,365
		Total Long-Term Investments
		(Cost $959,201,306)		1,058,711,680
SHORT-TERM INVESTMENTS: 1.7%
		Commercial Paper: 0.4%
4,507,000		BNP Paribas, 0.100%, due 04/01/10		4,506,987
		Total Commercial Paper
		(Cost $4,506,987)		4,506,987
		Securities Lending Collateral(cc): 1.3%
11,529,320		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		11,529,320
2,385,323	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,908,259
		Total Securities Lending Collateral
		(Cost $13,914,643)		13,437,579
		Total Short-Term Investments
		(Cost $18,421,630)		17,944,566
		Total Investments in Securities
		(Cost $977,622,936)*	100.7%	$1,076,656,246
		Other Assets and Liabilities - Net	(0.7)	(7,282,685)
		Net Assets	100.0%	$1,069,373,561

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the  notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $1,006,741,500.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$121,038,660
		Gross Unrealized Depreciation		(51,123,914)
		Net Unrealized Appreciation		$69,914,746

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Advertising	$5,698,084	$—	$—	$5,698,084
Aerospace/Defense	42,501,852	—	—	42,501,852
Agriculture	18,853,234	—	—	18,853,234
Apparel	9,612,330	—	—	9,612,330
Auto Parts & Equipment	2,503,281	—	—	2,503,281
Banks	91,413,220	—	—	91,413,220
Beverages	8,854,854	8,113,002	—	16,967,856
Chemicals	16,843,616	—	—	16,843,616
Commercial Services	6,812,813	—	—	6,812,813
Computers	21,708,286	—	—	21,708,286
Cosmetics/Personal Care	9,523,653	—	—	9,523,653
Distribution/Wholesale	2,378,640	—	—	2,378,640
Diversified Financial Services	4,567,092	1,352,506	—	5,919,598
Electric	29,125,707	—	—	29,125,707
Electronics	7,203,882	—	—	7,203,882
Energy - Alternate Sources	665,990	—	—	665,990
Engineering & Construction	1,785,054	—	—	1,785,054
Food	15,811,816	12,899,390	—	28,711,206
Gas	2,022,447	—	—	2,022,447
Hand/Machine Tools	1,580,957	—	—	1,580,957
Healthcare - Products	31,644,761	—	—	31,644,761
Healthcare - Services	2,608,657	—	—	2,608,657
Home Builders	1,208,250	—	—	1,208,250
Household Products/Wares	3,097,712	—	—	3,097,712
Insurance	44,594,656	—	—	44,594,656
Internet	1,576,288	—	—	1,576,288
Iron/Steel	1,629,923	—	—	1,629,923
Lodging	803,141	—	—	803,141
Media	12,034,287	—	—	12,034,287
Metal Fabricate/Hardware	1,647,230	—	—	1,647,230
Miscellaneous Manufacturing	20,891,256	—	—	20,891,256
Oil & Gas	77,075,857	—	—	77,075,857
Oil & Gas Services	4,889,169	—	—	4,889,169
Pharmaceuticals	25,062,665	2,467,749	—	27,530,414
Pipelines	2,037,928	—	—	2,037,928
Retail	26,059,798	—	—	26,059,798
Semiconductors	7,169,278	—	—	7,169,278
Software	9,807,149	—	—	9,807,149
Telecommunications	24,066,763	9,003,202	—	33,069,965
Toys/Games/Hobbies	2,688,787	—	—	2,688,787
Transportation	3,707,098	—	—	3,707,098
Total Common Stock	603,767,461	33,835,849	—	637,603,310
Corporate Bonds/Notes	—	105,540,311	—	105,540,311
U.S. Government Agency Obligations	—	149,807,746	—	149,807,746
U.S. Treasury Obligations	—	124,692,963	—	124,692,963
Asset-Backed Securities	—	9,117,579	1,489,391	10,606,970
Collateralized Mortgage Obligations	—	25,290,620	—	25,290,620
Municipal Bonds	—	4,416,395	—	4,416,395
Other Bonds	—	753,365	—	753,365
Short-Term Investments	11,529,320	4,506,987	1,908,259	17,944,566
Total Investments, at value	$615,296,781	$457,961,815	$3,397,650	$1,076,656,246

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Asset-Backed Securities	$509,497	$1,062,404	$(20,358)	$263	$—	$(62,415)	$—	$—	$1,489,391
Collateralized Mortgage Obligations	18,832	—	—	—	—	—	—	(18,832)	—
Short-Term Investments	1,908,259	—	—	—	—	—	—	—	1,908,259
Total Investments, at value	$2,436,588	$1,062,404	$(20,358)	$263	$—	$(62,415)	$—	$(18,832)	$3,397,650

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(62,415).

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Coal: 0.6%
75,740		Consol Energy, Inc.	$3,231,068
			3,231,068
		Electric: 43.6%
990,080	@	AES Corp.	10,890,880
273,387		AES Tiete S.A.	2,985,450
179,900		Allegheny Energy, Inc.	4,137,700
99,300		Alliant Energy Corp.	3,302,718
360,710		American Electric Power Co., Inc.	12,329,068
518,490	@	Calpine Corp.	6,164,846
171,940		CEZ A/S	8,146,894
136,780		China Hydroelectric Corp. ADR	1,265,215
51,300		Cia Paranaense de Energia	1,041,375
78,500		Cia Paranaense de Energia ADR	1,607,680
1,115,170		CMS Energy Corp.	17,240,528
255,090		Constellation Energy Group, Inc.	8,956,210
74,600		CPFL Energia S.A.	1,497,160
8,200		CPFL Energia S.A. ADR	499,708
311,300		DPL, Inc.	8,464,247
196,098		E.ON AG	7,249,902
85,350	S	EDP - Energias do Brasil S.A.	1,638,033
28,200		Electricite de France	1,537,286
375,720		Eletropaulo Metropolitana de Sao Paulo S.A.	8,231,254
44,500		Enel S.p.A.	248,709
1,443,300		Energias de Portugal S.A.	5,734,923
7,600		Enersis SA ADR	151,924
147,000		Entergy Corp.	11,958,450
124,700		FirstEnergy Corp.	4,874,523
10,000		Fortum OYJ	244,738
41,800		FPL Group, Inc.	2,020,194
9,200		ITC Holdings Corp.	506,000
695,400		National Grid PLC	6,769,275
264,900		Northeast Utilities	7,321,836
374,214	@, S	NRG Energy, Inc.	7,821,073
62,500		NV Energy, Inc.	770,625
178,500		OGE Energy Corp.	6,950,790
244,600		Pacific Gas & Electric Co.	10,375,932
398,900		PPL Corp.	11,053,519
320,420		Public Service Enterprise Group, Inc.	9,458,798
155,971		Red Electrica de Espana	8,369,275
28,400		RWE AG	2,519,437
15,700		TECO Energy, Inc.	249,473
557,300		Tractebel Energia S.A.	6,220,601
123,100		Wisconsin Energy Corp.	6,082,371
			216,888,620
		Energy - Alternate Sources: 0.8%
2,088,000	@	China Longyuan Power Group Corp.	2,474,109
50,400	@	Covanta Holding Corp.	839,664
64,532	@	EDP Renovaveis S.A.	504,221
2,000	@	First Solar, Inc.	245,300
			4,063,294
		Gas: 4.5%
174,300		CenterPoint Energy, Inc.	2,502,948
138,250	S	Enagas	3,028,409
244,700		NiSource, Inc.	3,866,260
230,520		Sempra Energy	11,502,948
64,300		Southern Union Co.	1,631,291
			22,531,856
		Media: 5.6%
28,600		Cablevision Systems Corp.	690,404
693,900		Comcast Corp. — Special Class A	12,469,383
59,900	@	DirecTV	2,025,219
61,900		NET Servicos de Comunicacao SA	800,574
222,326		Time Warner Cable, Inc.	11,852,199
			27,837,779
		Oil & Gas: 6.2%
10,300		Apache Corp.	1,045,450
324,730		EQT Corp.	13,313,930
376,490		Questar Corp.	16,264,368
			30,623,748
		Pipelines: 6.7%
1,161,210		El Paso Corp.	12,587,516
28,500		Oneok, Inc.	1,301,025
56,730		Spectra Energy Corp.	1,278,127
777,441		Williams Cos., Inc.	17,958,887
			33,125,555

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications: 25.5%
50,820		America Movil SA de CV - Series L ADR		$2,558,279
104,200	@	American Tower Corp.		4,439,962
449,510		AT&T, Inc.		11,615,338
185,100		Bezeq Israeli Telecommunication Corp. Ltd.		525,019
393,660		Cellcom Israel Ltd.		13,451,362
253,800		CenturyTel, Inc.		8,999,748
40,000	@	Crown Castle International Corp.		1,529,200
10,500		France Telecom S.A.		251,505
62,930		Mobile Telesystems Finance SA ADR		3,492,615
249,840		MTN Group Ltd.		3,835,232
255,600		Partner Communications ADR		5,774,004
21,700		Philippine Long Distance Telephone Co.		1,161,428
44,000		Philippine Long Distance Telephone Co. ADR		2,344,320
338,400		Portugal Telecom SGPS S.A.		3,776,906
490,700		Qwest Communications International, Inc.		2,561,454
266,990		Royal KPN NV		4,236,876
1,180,000		Singapore Telecommunications Ltd.		2,669,216
236,780		Telefonica S.A.		5,610,418
60,453		Telenet Group Holding NV		1,825,118
81,800		Tim Participacoes SA ADR		2,270,768
119,600		Vimpel-Communications OAO ADR		2,201,836
951,400		Virgin Media, Inc.		16,421,164
237,500		Vivo Participacoes S.A. ADR		6,438,625
4,804,810		Vodafone Group PLC		11,113,112
601,314		Windstream Corp.		6,548,309
3,106,000	@	XL Axiata Tbk PT		1,191,533
				126,843,347
		Water: 1.2%
143,250		American Water Works Co., Inc.		3,117,120
185,500		Cia de Saneamento de Minas Gerais-COPASA		2,649,478
				5,766,598
		Total Common Stock
		(Cost $434,866,443)		470,911,865
PREFERRED STOCK: 2.6%
		Electric: 1.7%
116,000		FPL Group, Inc.		5,892,800
41,910		Great Plains Energy, Inc.		2,661,704
				8,554,504
		Pipelines: 0.9%
4,530		El Paso Corp.		4,440,533
				4,440,533
		Total Preferred Stock
		(Cost $13,852,386)		12,995,037

Principal Amount				Value
CONVERTIBLE BONDS: 0.8%
		Telecommunications: 0.8%
$3,035,000		Virgin Media, Inc., 6.500%, due 11/15/16		$3,736,844
		Total Convertible Bonds
		(Cost $2,592,707)		3,736,844
CORPORATE BONDS/NOTES: 0.4%
		Diversified Financial Services: 0.3%
865,000	#, I	New Communications Holdings, Inc., 8.500%, due 04/15/20		875,813
435,000	#, I	New Communications Holdings, Inc., 8.750%, due 04/15/22		437,175
				1,312,988
		Energy - Alternate Sources: 0.1%
691,620	#	Covanta Holding Corp., 3.250%, due 06/01/14		751,272
				751,272
		Total Corporate Bonds/Notes
		(Cost $1,991,409)		2,064,260
		Total Long-Term Investments
		(Cost $453,302,945)		489,708,006
SHORT-TERM INVESTMENTS: 1.7%
		Commercial Paper: 1.7%
8,554,000		HSBC Bank Discount Note, 0.100%, due 04/01/10		8,553,976
		Total Short-Term Investments
		(Cost $8,553,976)		8,553,976
		Total Investments in Securities
		(Cost $461,856,921)*	100.2%	$498,261,982
		Other Assets and Liabilities - Net	(0.2)	(939,874)
		Net Assets	100.0%	$497,322,108

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	*	Cost for federal income tax purposes is $475,008,021.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$57,776,607
		Gross Unrealized Depreciation		(34,522,646)
		Net Unrealized Appreciation		$23,253,961

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Coal	$3,231,068	$—	$—	$3,231,068
Electric	176,068,181	40,820,439	—	216,888,620
Energy - Alternate Sources	3,559,073	504,221	—	4,063,294
Gas	19,503,447	3,028,409	—	22,531,856
Media	27,837,779	—	—	27,837,779
Oil & Gas	30,623,748	—	—	30,623,748
Pipelines	33,125,555	—	—	33,125,555
Telecommunications	90,646,984	36,196,363	—	126,843,347
Water	5,766,598	—	—	5,766,598
Total Common Stock	390,362,433	80,549,432	—	470,911,865
Preferred Stock	—	12,995,037	—	12,995,037
Convertible Bonds	—	3,736,844	—	3,736,844
Corporate Bonds/Notes	—	2,064,260	—	2,064,260
Short-Term Investments	—	8,553,976	—	8,553,976
Total Investments, at value	$390,362,433	$107,899,549	$—	$498,261,982
Other Financial Instruments+:
Forward foreign currency contracts	—	949,444	—	949,444
Total Assets	$390,362,433	$108,848,993	$—	$499,211,426

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(499,977)	$—	$(499,977)
Total Liabilities	$—	$(499,977)	$—	$(499,977)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 5,013,781	BUY	4/12/10	$7,188,083	$6,771,976	$(416,107)
EU Euro
EUR 617,827	BUY	4/12/10	888,022	834,482	(53,540)
EU Euro
EUR 174,866	BUY	4/12/10	242,421	236,186	(6,235)
EU Euro
EUR 330,314	BUY	6/14/10	449,841	446,159	(3,682)
EU Euro
EUR 178,315	BUY	6/14/10	241,894	240,852	(1,042)
EU Euro
EUR 48,351	BUY	6/14/10	64,856	65,308	452
British Pound
GBP 156,700	BUY	4/12/10	247,116	237,775	(9,341)
British Pound
GBP 370,799	BUY	6/14/10	555,171	562,430	7,259
British Pound
GBP 33,895	BUY	6/14/10	51,058	51,412	354
					$(481,882)
EU Euro
EUR 157,913	SELL	4/12/10	$223,494	$213,289	$10,205
EU Euro
EUR 286,781	SELL	4/12/10	389,811	387,347	2,464
EU Euro
EUR 308,979	SELL	4/12/10	424,791	417,330	7,461
EU Euro
EUR 273,158	SELL	6/14/10	373,279	368,958	4,321
EU Euro
EUR 314,418	SELL	6/14/10	429,719	424,688	5,031
EU Euro
EUR 24,476	SELL	6/14/10	33,460	33,060	400
EU Euro
EUR 2,737,391	SELL	6/14/10	3,740,193	3,697,428	42,765
EU Euro
EUR 187,880	SELL	6/14/10	256,186	253,772	2,414
EU Euro
EUR 19,146,193	SELL	6/14/10	26,161,837	25,861,002	300,835
EU Euro
EUR 41,922	SELL	6/14/10	57,305	56,624	681
EU Euro
EUR 682,256	SELL	6/14/10	938,668	921,532	17,136
EU Euro
EUR 54,057	SELL	6/14/10	73,639	73,016	623
EU Euro
EUR 230,919	SELL	6/14/10	312,680	311,905	775
EU Euro
EUR 133,740	SELL	6/14/10	181,426	180,644	782
EU Euro
EUR 110,265	SELL	6/14/10	148,853	148,936	(83)
EU Euro
EUR 362,935	SELL	6/14/10	484,495	490,220	(5,725)
EU Euro
EUR 258,222	SELL	6/14/10	347,213	348,784	(1,571)
EU Euro
EUR 143,921	SELL	6/14/10	193,521	194,396	(875)
EU Euro
EUR 146,752	SELL	6/14/10	196,846	198,220	(1,374)
British Pound
GBP 3,380,917	SELL	4/12/10	5,397,465	5,130,157	267,308
British Pound
GBP 3,380,917	SELL	4/12/10	5,399,493	5,130,157	269,336
British Pound
GBP 24,284	SELL	4/12/10	39,415	36,848	2,567
British Pound
GBP 57,515	SELL	4/12/10	91,690	87,273	4,417
British Pound
GBP 18,057	SELL	4/12/10	26,998	27,400	(402)
British Pound
GBP 79,130	SELL	6/14/10	121,282	120,025	1,257
British Pound
GBP 86,795	SELL	6/14/10	132,253	131,652	601
					$931,349

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 99.0%
107,957		Oppenheimer Capital Appreciation Fund		$4,126,131
483,831		Oppenheimer Commodity Strategy Total Return Fund		1,645,026
454,124		Oppenheimer Core Bond Fund		3,260,610
48,854		Oppenheimer Developing Markets Fund		1,429,943
11,762		Oppenheimer Discovery Fund		582,092
91,170		Oppenheimer Global Securities Fund		2,522,664
859,548		Oppenheimer High Income Fund		1,650,332
203,561		Oppenheimer International Bond Fund		1,306,859
89,320		Oppenheimer International Growth Fund		2,268,721
2		Oppenheimer International Small Company Fund		31
207,445		Oppenheimer Main Street Fund		3,924,854
193,632		Oppenheimer Main Street Small Cap Fund		3,010,980
92,596		Oppenheimer Real Estate Fund		1,522,283
12,492		Oppenheimer Small and Mid Cap Value Fund		360,648
267,774		Oppenheimer US Government Trust		2,450,130
209,387		Oppenheimer Value Fund		4,296,627
		Total Investments in Affiliated Investment Companies
		(Cost $28,393,535)		34,357,931
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
411,645		Oppenheimer Institutional Money Market Fund		411,645
		Total Short-Term Investments
		(Cost $411,645)		411,645
		Total Investments in Investment Companies
		(Cost $28,805,180)*	100.2%	$34,769,576
		Other Assets and Liabilities - Net	(0.2)	(71,010)
		Net Assets	100.0%	$34,698,566
	*	Cost for federal income tax purposes is $30,061,334.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,708,242
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$4,708,242

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Investment Companies	$34,357,931	$—	$—	$34,357,931
Short-Term Investments	411,645	—	—	411,645
Total Investments, at value	$34,769,576	$—	$—	$34,769,576

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 86.6%
			Advertising: 0.5%
	$2,900,000	S	Visant Corp., 7.625%, due 10/01/12	$2,921,750
				2,921,750
			Aerospace/Defense: 0.1%
	624,262	I	Continental Airlines, Inc., 6.920%, due 04/02/13	593,049
				593,049
			Agriculture: 0.3%
	1,500,000	#, S	Alliance One International, Inc., 10.000%, due 07/15/16	1,575,000
				1,575,000
			Airlines: 0.8%
	100,000	S	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	101,250
	2,000,000	#	American Airlines, Inc., 10.500%, due 10/15/12	2,140,000
	310,537	S	Continental Airlines, Inc., 7.373%, due 12/15/15	293,458
	2,400,000	S	United Airlines, Inc., 9.750%, due 01/15/17	2,526,000
	100,000	S	United Airlines, Inc., 10.400%, due 11/01/16	107,500
				5,168,208
			Auto Manufacturers: 0.9%
	288,880		Ford Motor Co., 3.230%, due 11/29/13	279,717
	5,042,153		Ford Motor Co., 3.260%, due 11/29/13	4,882,221
	200,000	#	Oshkosh Corp., 8.250%, due 03/01/17	207,500
	200,000	#	Oshkosh Corp., 8.500%, due 03/01/20	208,000
				5,577,438
			Auto Parts & Equipment: 2.2%
	3,200,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	3,424,000
	2,755,000	S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,672,350
	1,628,000		ArvinMeritor, Inc., 8.750%, due 03/01/12	1,750,100
	550,000		Lear Corp., 7.875%, due 03/15/18	558,938
	550,000	S	Tenneco, Inc., 8.125%, due 11/15/15	565,125
	50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14	49,500
	4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17	4,636,600
				13,656,613
			Banks: 7.2%
	500,000	S	BAC Capital Trust VI, 5.625%, due 03/08/35	414,089
	200,000	S	Bank of America Corp., 8.125%, due 12/29/49	204,316
	450,000	#, S	Barclays Bank PLC, 7.434%, due 09/29/49	450,000
GBP	4,560,000		Barclays Bank PLC, 14.000%, due 11/29/49	9,054,539
	$781,754	L	CIT Group, Inc., 7.000%, due 05/01/13	766,119
	2,797,632	S	CIT Group, Inc., 7.000%, due 05/01/14	2,650,756
	247,632	S	CIT Group, Inc., 7.000%, due 05/01/15	231,536
	829,387	S	CIT Group, Inc., 7.000%, due 05/01/16	767,183
	111,142	S	CIT Group, Inc., 7.000%, due 05/01/17	102,806
	3,300,000	L	Credit Agricole S.A., 9.750%, due 06/29/49	3,646,500
	5,500,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	5,242,644
	2,500,000	#, S	General Motors Acceptance Corp., 8.300%, due 02/12/15	2,631,250
EUR	800,000		Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	1,115,643
	$5,650,000	#, S	Rabobank, 11.000%, due 12/29/49	7,292,065
EUR	500,000		RBS Capital Trust A, 6.467%, due 12/29/49	401,821
	$3,250,000	S	Regions Financial Corp., 7.750%, due 11/10/14	3,422,751
	1,750,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,251,250
	3,100,000	S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	1,968,500
	375,000	#, S	Societe Generale, 5.922%, due 12/31/49	324,263
	925,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	971,250
	600,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	622,500
				43,531,781
			Building Materials: 0.6%
	1,000,000	#, S	Building Materials Corp. of America, 7.000%, due 02/15/20	1,017,500
	375,000	#	Building Materials Corp. of America, 7.500%, due 03/15/20	375,938
	1,600,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,115,467
	1,250,000	S	Goodman Global, Inc., 13.500%, due 02/15/16	1,403,125
				3,912,030
			Chemicals: 1.2%
	1,575,000	#, S	Hexion Finance Escrow, LLC / Hexion Escrow Corp., 8.875%, due 02/01/18	1,559,250
	2,375,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,971,250
EUR	450,000	I	KERLING 10.625 1/28/17, 10.625%, due 01/28/17	640,465
EUR	300,000		Rhodia S.A., 3.434%, due 10/15/13	392,028
	$1,875,000	S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,903,125
	625,000		Solutia, Inc., 7.875%, due 03/15/20	635,938
				7,102,056
			Coal: 0.3%
	1,250,000	#, I	Consol Energy, Inc., 8.000%, due 04/01/17	1,290,625
	825,000	#, I	Consol Energy, Inc., 8.250%, due 04/01/20	851,813
				2,142,438
			Commercial Services: 0.5%
	1,200,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	1,233,000
	1,500,000	&, #, S	Quintiles Transnational Corp., 9.500%, due 12/30/14	1,533,750
				2,766,750

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Computers: 0.9%
	$150,000	#, S	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	$153,375
	1,250,000	#, S	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	1,281,250
	4,169,000	S	SunGard Data Systems, Inc., 9.125%, due 08/15/13	4,294,070
				5,728,695
			Distribution/Wholesale: 0.3%
	1,500,000	#, S	McJunkin Red Man Corp., 9.500%, due 12/15/16	1,539,375
				1,539,375
			Diversified Financial Services: 12.1%
	3,545,758	S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,492,572
	792,689	S	AES Red Oak, LLC, 8.540%, due 11/30/19	814,488
	500,000	S	AES Red Oak, LLC, 9.200%, due 11/30/29	495,000
	700,000	S	American General Finance Corp., 6.900%, due 12/15/17	614,012
	1,125,000	S	Capital One Capital VI, 8.875%, due 05/15/40	1,234,445
	2,160,000		CIT Group, Inc., 9.500%, due 01/20/12	2,215,798
	925,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	941,188
	2,525,000	#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,626,694
	1,000,000	#, S	Fibria Overseas Finance Ltd., 9.250%, due 10/30/19	1,145,000
	2,800,000	S	Ford Motor Credit Co., LLC, 3.001%, due 01/13/12	2,723,000
	800,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	828,425
	1,750,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	1,766,361
	4,475,000	S	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	4,715,231
	9,325,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	9,837,754
	1,000,000	S	Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	1,085,319
	1,000,000	S	Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,060,918
	1,600,000	S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	1,913,394
	1,375,000	#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	1,540,000
	4,804,000	S	International Lease Finance Corp., 4.875%, due 09/01/10	4,804,437
	700,000	S	International Lease Finance Corp., 5.450%, due 03/24/11	700,923
	1,000,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	960,996
	525,000	#, I	International Lease Finance Corp., 8.625%, due 09/15/15	537,997
	2,300,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	2,358,726
EUR	250,000		LBG Capital No.1 PLC, 6.439%, due 05/23/20	283,638
GBP	550,000		LBG Capital No.1 PLC, 7.869%, due 08/25/20	738,642
	$2,600,000		LBG Capital No.1 PLC, 7.875%, due 11/01/20	2,353,000
	2,400,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	2,493,000
	2,750,000	±, S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	13,750
	1,550,000	±, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	7,750
	499,200	#, ±, S, I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	23,117
	1,100,000	S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,092,099
	600,000	#, I	New Communications Holdings, Inc., 7.875%, due 04/15/15	619,500
	300,000	#, I	New Communications Holdings, Inc., 8.250%, due 04/15/17	306,750
	300,000	#, I	New Communications Holdings, Inc., 8.500%, due 04/15/20	303,750
	2,800,000	#, S	NSG Holdings, LLC, 7.750%, due 12/15/25	2,534,000
	350,000	S	SLM Corp., 0.409%, due 07/26/10	345,287
	800,000	S	SLM Corp., 0.479%, due 10/25/11	761,048
	275,000	S	SLM Corp., 0.549%, due 01/27/14	238,143
EUR	500,000		SLM Corp., 0.913%, due 11/15/11	641,562
	$300,000		SLM Corp., 5.000%, due 10/01/13	286,832
	200,000		SLM Corp., 5.050%, due 11/14/14	185,263
	1,100,000	S	SLM Corp., 5.125%, due 08/27/12	1,093,622
	750,000		SLM Corp., 8.000%, due 03/25/20	731,549
	2,075,000	S	SLM Corp., 8.450%, due 06/15/18	2,101,645
	700,000	#, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	802,562
	400,000	#, S	TNK-BP Finance S.A., 6.625%, due 03/20/17	413,000
	500,000		TNK-BP Finance S.A., 7.500%, due 07/18/16	548,750
	1,200,000	#, S	TNK-BP Finance S.A., 7.500%, due 07/18/16	1,311,000
	800,000		Transcapit, 6.103%, due 06/27/12	849,042
	970,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	882,700
	1,150,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15	1,164,375
EUR	1,500,000	I, L	UPCB Finance, 7.625%, due 01/15/20	2,069,039
				73,607,093
			Electric: 6.8%
	$2,000,000	S	AES Corp., 7.750%, due 03/01/14	2,055,000
	725,000	S	AES Corp., 8.000%, due 10/15/17	739,500
	1,100,000	S	AES Corp., 8.000%, due 06/01/20	1,101,375
	984,280		Calpine Corp., 3.140%, due 03/29/14	955,705
	500,000	S	CMS Energy Corp., 6.250%, due 02/01/20	496,573
	250,000	#, L	Energy Future Holdings, 10.000%, due 01/15/20	261,875
	3,125,000	#, S	Intergen NV, 9.000%, due 06/30/17	3,234,375
	1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	2,017,238
	50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	53,500
	2,360,954	S	Midwest Generation, LLC, 8.560%, due 01/02/16	2,417,145
	2,750,000	S	NRG Energy, Inc., 7.250%, due 02/01/14	2,777,500
	1,750,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	1,741,250
	5,075,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	5,036,938
	400,000	S	NRG Energy, Inc., 8.500%, due 06/15/19	407,000
	4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17	4,078,952
	3,241,563	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	3,192,939
	1,230,916		Texas Competitive Electric Holdings Co. LLC, 3.730%, due 10/10/14	1,013,882
	26,500		Texas Competitive Electric Holdings Co. LLC, 3.750%, due 01/10/14	21,821

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Electric (continued)
	$12,723		Texas Competitive Electric Holdings Co. LLC, 3.750%, due 10/10/14	$10,479
	4,561,599		Texas Competitive Electric Holdings Co., LLC, 3.297%, due 10/10/14	3,708,851
	7,080,155		Texas Competitive Electric Holdings Co., LLC, 3.730%, due 10/10/14	5,766,843
	93,280		Texas Competitive Electric Holdings Co., LLC, 3.750%, due 10/10/14	76,158
	528,125	&, S	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	364,406
				41,529,305
			Electrical Components & Equipment: 0.1%
	750,000	S	Legrand, 8.500%, due 02/15/25	870,897
				870,897
			Engineering & Construction: 0.2%
GBP	769,681	^^	Grupo Ferrovial S.A., 4.556%, due 04/07/11	1,103,749
				1,103,749
			Entertainment: 0.3%
	$1,500,000	#, S	Warner Music Group, 9.500%, due 06/15/16	1,610,625
				1,610,625
			Food: 0.3%
	1,100,000	S	American Stores Co., 8.000%, due 06/01/26	970,750
	675,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	702,000
				1,672,750
			Forest Products & Paper: 2.8%
	1,250,000	#, S	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,306,250
	3,615,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	3,615,000
	10,605,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24	11,294,325
	550,000	#, S	Georgia-Pacific Corp., 8.250%, due 05/01/16	602,250
	500,000	S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	440,000
				17,257,825
			Healthcare - Products: 2.6%
	2,000,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	2,210,000
	10,085,000	S	Biomet, Inc., 11.625%, due 10/15/17	11,345,625
	2,300,000	S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,409,250
				15,964,875
			Healthcare - Services: 5.3%
	6,310,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	6,546,625
	1,500,000		DaVita, Inc., 7.250%, due 03/15/15	1,537,500
	1,650,000	#	HCA, Inc., 7.250%, due 09/15/20	1,676,813
	500,000	#, S	HCA, Inc., 7.875%, due 02/15/20	524,688
	3,500,000	#, S	HCA, Inc., 8.500%, due 04/15/19	3,782,188
	14,195,000	S	HCA, Inc., 9.250%, due 11/15/16	15,126,547
	2,366,000	&, S	HCA, Inc., 9.625%, due 11/15/16	2,540,493
	700,000	#, S	Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	684,250
				32,419,104
			Holding Companies - Diversified: 0.2%
	275,000	S	JSG Funding PLC, 7.750%, due 04/01/15	270,875
EUR	675,000		Nordic Telephone Co. APS, 8.250%, due 05/01/16	993,746
	$219	&, S	Spectrum Brands, Inc., 12.000%, due 08/28/19	233
				1,264,854
			Household Products/Wares: 0.1%
	600,000	#, S	JohnsonDiversey, Inc., 8.250%, due 11/15/19	624,000
	250,000	S	Scotts Miracle-Gro Co., 7.250%, due 01/15/18	255,625
				879,625
			Insurance: 2.9%
	325,000	S	American International Group, Inc., 0.361%, due 10/18/11	311,366
	600,000	S	American International Group, Inc., 4.950%, due 03/20/12	612,532
	575,000	S	American International Group, Inc., 5.450%, due 05/18/17	529,727
	3,425,000	S	American International Group, Inc., 5.850%, due 01/16/18	3,187,240
	4,000,000	S	American International Group, Inc., 8.175%, due 05/15/58	3,410,000
	5,725,000	S	American International Group, Inc., 8.250%, due 08/15/18	6,016,202
GBP	1,000,000		American International Group, Inc., 8.625%, due 05/22/38	1,255,729
	$2,000,000	#, S	Metlife Capital Trust IV, 7.875%, due 12/15/37	2,060,000
				17,382,796
			Internet: 0.1%
	550,000		Equinix, Inc., 8.125%, due 03/01/18	572,000
				572,000
			Iron/Steel: 0.1%
	175,000	#	Steel Dynamics, Inc., 7.625%, due 03/15/20	180,250
	200,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	210,000
				390,250
			Lodging: 1.7%
	806,853		Harrah’s Operating Co., Inc., 3.249%, due 01/28/15	696,751
	1,870,000	L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	1,556,775
	1,400,000	S	Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	1,515,500
	500,000	#, I	MGM Mirage, Inc., 9.000%, due 03/15/20	517,500
	1,400,000	#, S	MGM Mirage, Inc., 10.375%, due 05/15/14	1,550,500
	1,775,000	#, S	MGM Mirage, Inc., 11.125%, due 11/15/17	2,005,750
	2,275,000	S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,280,688
				10,123,464
			Machinery - Diversified: 0.1%
	700,000	S	Chart Industries, Inc., 9.125%, due 10/15/15	703,500
				703,500
			Media: 7.5%
	1,425,000	#, S	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,471,313
	500,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	521,875

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Media (continued)
	$1,250,000	#, S	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	$1,312,500
	3,250,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	3,412,500
	3,000,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	3,165,000
	500,000	#, S	CSC Holdings, Inc., 8.500%, due 06/15/15	532,500
	4,550,000	#, S	CSC Holdings, Inc., 8.625%, due 02/15/19	5,005,000
	644,932		Dex Media West, LLC, 7.000%, due 10/24/14	616,817
	809,583		Dex Media West, LLC, 7.500%, due 10/24/14	774,290
	1,275,000	S	DISH DBS Corp., 6.625%, due 10/01/14	1,287,750
	7,150,000	S	DISH DBS Corp., 7.125%, due 02/01/16	7,319,813
	1,650,000	S	DISH DBS Corp., 7.875%, due 09/01/19	1,724,250
EUR	1,035,000		Lighthouse International Co. S.A., 8.000%, due 04/30/14	992,531
	$1,683,069	I	Local Insight, 6.250%, due 04/23/15	1,444,634
	500,000	S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	361,250
	775,000	#, S	McClatchy Co., 11.500%, due 02/15/17	795,344
	1,000,000		Newsday LLC, 10.500%, due 08/01/13	1,082,500
	1,050,000	S	Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16	1,191,750
	5,975,000	S	Quebecor Media, Inc., 7.750%, due 03/15/16	6,079,563
	584,470		SuperMedia, Inc., 11.000%, due 12/31/15	549,950
	1,925,650	±, I	Tribune Co., 5.250%, due 06/04/14	1,205,457
EUR	871,426		UPC Broadband Holding BV, 4.170%, due 12/31/16	1,115,884
EUR	628,574		UPC Broadband Holding BV, 4.990%, due 12/31/17	813,389
EUR	1,000,000		UPC Holding BV, 8.000%, due 11/01/16	1,350,658
EUR	800,000		UPC Holding BV, 8.625%, due 01/15/14	1,118,453
				45,244,971
			Mining: 1.6%
	$1,525,000	S	Novelis, Inc., 7.250%, due 02/15/15	1,479,250
	850,000	S	Teck Resources Ltd., 9.750%, due 05/15/14	1,011,500
	625,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	746,875
	5,150,000	S	Teck Resources Ltd., 10.750%, due 05/15/19	6,334,500
				9,572,125
			Miscellaneous Manufacturing: 0.3%
	300,000	#	Amsted Industries, Inc., 8.125%, due 03/15/18	301,500
	1,400,000	#	Bombardier, Inc., 7.500%, due 03/15/18	1,466,500
				1,768,000
			Oil & Gas: 4.5%
	500,000	S	Chesapeake Energy Corp., 6.875%, due 11/15/20	488,750
	1,200,000	S	Chesapeake Energy Corp., 7.000%, due 08/15/14	1,222,500
	1,425,000	S	Chesapeake Energy Corp., 7.250%, due 12/15/18	1,432,125
	150,000	S	Chesapeake Energy Corp., 7.500%, due 06/15/14	153,000
	4,275,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	4,670,438
	300,000	#, I	Coffeyville Resources, LLC, 9.000%, due 04/01/15	306,750
	275,000	#, I	Continental Resources, Inc., 7.375%, due 10/01/20	277,063
	50,000	S	Continental Resources, Inc., 8.250%, due 10/01/19	53,250
	775,000	S	Denbury Resources, Inc., 8.250%, due 02/15/20	825,375
	150,000		Forest Oil Corp., 7.250%, due 06/15/19	151,500
	1,500,000	S	Forest Oil Corp., 8.500%, due 02/15/14	1,590,000
	1,025,000	S	Gaz Capital S.A., 6.040%, due 04/11/18	1,160,813
	2,050,000	#, I	Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	2,057,688
	250,000	S	Newfield Exploration Co., 6.625%, due 04/15/16	255,625
	950,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	961,875
	1,750,000	S	Newfield Exploration Co., 7.125%, due 05/15/18	1,785,000
	1,730,000	S	OPTI Canada, Inc., 8.250%, due 12/15/14	1,634,850
	1,300,000		Plains Exploration & Production Co., 7.625%, due 04/01/20	1,293,500
	50,000	S	Plains Exploration & Production Co., 7.750%, due 06/15/15	50,938
	2,200,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	2,530,000
	4,300,000	&, S	SandRidge Energy, Inc., 8.625%, due 04/01/15	4,203,250
				27,104,290
			Oil & Gas Services: 0.6%
	2,825,000	S	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,846,188
	710,000	S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	713,550
	100,000	S	Compagnie Generale de Geophysique-Veritas, 9.500%, due 05/15/16	107,500
				3,667,238
			Packaging & Containers: 0.8%
	625,000		Ball Corp., 6.750%, due 09/15/20	639,063
	1,800,000	S	Berry Plastics Corp., 5.001%, due 02/15/15	1,728,000
	2,200,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,158,750
EUR	250,000		Pregis Corp., 5.684%, due 04/15/13	314,028
				4,839,841
			Pipelines: 3.8%
	$1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	1,015,123
	150,000	S	El Paso Corp., 8.050%, due 10/15/30	150,491
	500,000	S	El Paso Natural Gas Co., 5.950%, due 04/15/17	523,341
	625,000		El Paso Pipeline Partners Operating Co., LLC, 6.500%, due 04/01/20	635,756
	600,000	S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	571,586
	4,500,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	4,573,053
	6,725,000	S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	6,624,125
	371,320	S	Roseton/Danskammer, 7.270%, due 11/08/10	369,927
	1,575,000	S	Roseton/Danskammer, 7.670%, due 11/08/16	1,530,711
	5,260,000	±, S	SemGroup Corp., 8.750%, due 11/15/15	—
	4,000,000	S	Sonat, Inc., 7.000%, due 02/01/18	4,071,472
	630,000	S	Williams Cos., Inc., 7.500%, due 01/15/31	694,128
	1,875,000	S	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	2,143,403
				22,903,116

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Real Estate: 0.4%
$475,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	$486,006
1,100,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	1,130,930
1,051,000	S	Ventas Realty L.P./Ventas Capital Corp., 7.125%, due 06/01/15	1,091,835
			2,708,771
		Retail: 1.6%
300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	223,125
1,800,000	S	Albertson’s, Inc., 7.450%, due 08/01/29	1,530,000
1,950,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	1,667,250
500,000	S	Albertson’s, Inc., 8.000%, due 05/01/31	432,500
2,350,000	S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,385,250
750,000	S	Ferrellgas Partners L.P., 6.750%, due 05/01/14	746,250
1,275,000	S	NPC International, Inc., 9.500%, due 05/01/14	1,275,000
700,000	#	QVC, Inc., 7.125%, due 04/15/17	707,875
250,000	#	QVC, Inc., 7.375%, due 10/15/20	252,500
300,000	L	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, due 03/15/20	306,375
			9,526,125
		Semiconductors: 1.0%
1,049,379	&, S, L	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	1,012,651
4,975,000	S	Sensata Technologies BV, 8.000%, due 05/01/14	5,161,563
			6,174,214
		Software: 0.9%
98,413		First Data Corp., 3.000%, due 09/24/14	87,096
1,871,360		First Data Corp., 3.032%, due 09/24/14	1,656,154
4,275,000	S	First Data Corp., 9.875%, due 09/24/15	3,708,563
			5,451,813
		Telecommunications: 12.0%
3,400,000	#, S	Axtel SAB de CV, 9.000%, due 09/22/19	3,485,000
950,000	S	Citizens Communications Co., 7.125%, due 03/15/19	907,250
1,200,000	S	Cricket Communications, Inc., 9.375%, due 11/01/14	1,227,000
1,350,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	1,373,625
50,000	S	Crown Castle International Corp., 9.000%, due 01/15/15	54,375
500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	400,000
1,950,000	S	Frontier Communications Co., 7.875%, due 01/15/27	1,764,750
2,210,000	S	Frontier Communications Co., 9.000%, due 08/15/31	2,165,800
1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25	1,025,938
1,156,321	I	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	959,746
600,000	±, S, I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	19,500
145,000	S	Intelsat Corp., 9.250%, due 06/15/16	152,613
3,650,000	#, S	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19	3,850,750
3,250,000	S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	3,477,500
50,000	S	Intelsat Subsidiary Holding Co. Ltd, 8.875%, due 01/15/15	51,875
1,400,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,438,500
2,750,000	#, S	Nordic Telephone Co. APS, 8.875%, due 05/01/16	2,963,125
1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	1,009,250
1,500,000	#, S	Qwest Communications International, Inc., 7.125%, due 04/01/18	1,556,250
6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,393,693
150,000	#, S	Qwest Communications International, Inc., 8.000%, due 10/01/15	160,500
2,500,000	S	Qwest Corp., 7.500%, due 06/15/23	2,512,500
1,300,000	S	Qwest Corp., 8.875%, due 03/15/12	1,430,000
4,000,000	S	Sprint Capital Corp., 6.900%, due 05/01/19	3,680,000
8,425,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	7,856,291
1,415,000	S	Sprint Nextel Corp., 8.375%, due 08/15/17	1,429,150
3,025,000	S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	3,380,438
600,000	S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17	693,000
500,000	#, I	TW Telecom, Inc., 8.000%, due 03/01/18	513,750
850,000	S	Virgin Media Finance PLC, 9.500%, due 08/15/16	932,875
1,650,000	#, S	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	1,662,375
1,900,000	S	West Corp., 9.500%, due 10/15/14	1,961,750
4,200,000	#, S	Wind Acquisition Finance S.A., 11.750%, due 07/15/17	4,662,000
1,200,000	#, S	Wind Acquisition Finance S.A., 12.000%, due 12/01/15	1,302,000
400,000	S	Windstream Corp., 7.875%, due 11/01/17	396,000
5,565,000	S	Windstream Corp., 8.625%, due 08/01/16	5,718,038
			72,567,207
		Transportation: 0.1%
377,000	S	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	388,310
			388,310
		Total Corporate Bonds/Notes
		(Cost $478,701,149)	525,483,916
ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.1%
577,949	S	Argent Securities, Inc., 1.296%, due 12/25/33	451,108
300,000	S	MASTR Asset-Backed Securities Trust, 0.456%, due 11/25/36	117,275
			568,383
		Other Asset-Backed Securities: 0.5%
26,883	S	GSAMP Trust, 0.316%, due 12/25/36	17,660
56,040	S	Lehman XS Trust, 0.466%, due 04/25/46	25,049
2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.366%, due 07/25/37	1,187,232
795,776	#, S	Structured Asset Securities Corp., 0.396%, due 05/25/37	630,867

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$2,019,388	S	Structured Asset Securities Corp., 0.546%, due 06/25/35	$841,128
			2,701,936
		Total Asset-Backed Securities
		(Cost $3,967,782)	3,270,319
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
109,213	S	American Airlines Pass-Through Trust 2001-02, 6.978%, due 04/01/11	109,213
95,570	S	American Home Mortgage Assets, 0.436%, due 05/25/46	50,701
53,183	S	American Home Mortgage Assets, 0.436%, due 09/25/46	28,095
129,761	S	American Home Mortgage Assets, 0.456%, due 10/25/46	65,325
1,731,556	S	American Home Mortgage Assets, 1.383%, due 11/25/46	811,296
976,333	S	American Home Mortgage Assets, 6.250%, due 06/25/37	558,620
40,595	S	American Home Mortgage Investment Trust, 5.660%, due 09/25/45	32,600
149,295	S	Banc of America Alternative Loan Trust, 0.646%, due 05/25/35	105,742
793,738	S	Banc of America Funding Corp., 5.521%, due 03/20/36	570,986
4,500,000	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.223%, due 10/25/35	3,999,947
76,436	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.394%, due 05/25/47	53,101
59,852	S	Chase Mortgage Finance Corp., 5.422%, due 03/25/37	50,033
155,967	S	Citigroup Mortgage Loan Trust, Inc., 5.944%, due 09/25/37	106,368
214,602	S	Countrywide Alternative Loan Trust, 0.435%, due 12/20/46	111,034
78,724	S	Countrywide Alternative Loan Trust, 0.436%, due 09/25/46	37,526
63,926	S	Countrywide Alternative Loan Trust, 0.450%, due 07/20/46	25,287
25,597	S	Countrywide Alternative Loan Trust, 0.506%, due 07/25/35	14,956
49,616	S	Countrywide Alternative Loan Trust, 0.559%, due 11/20/35	26,231
2,888,350	S	Countrywide Alternative Loan Trust, 0.616%, due 02/25/37	1,029,875
36,202	S	Countrywide Alternative Loan Trust, 1.463%, due 12/25/35	19,783
549,245	S	Countrywide Alternative Loan Trust, 5.822%, due 11/25/35	325,802
69,460	S	Countrywide Alternative Loan Trust, 5.849%, due 02/25/37	48,395
271,536	S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	163,923
317,130	S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	204,115
79,661	S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	56,577
737,920	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 03/25/36	214,186
592,007	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.309%, due 10/20/35	413,374
3,153,896	S	First Horizon Alternative Mortgage Securities, 5.387%, due 09/25/35	2,276,840
500,000	S	Greenpoint Mortgage Funding Trust, 0.566%, due 09/25/46	14,025
2,750,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,679,344
3,500,000	S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	3,471,017
59,752	S	GSR Mortgage Loan Trust, 5.077%, due 01/25/36	49,030
65,543	S	Harborview Mortgage Loan Trust, 0.417%, due 07/19/46	34,433
905,378	S	Harborview Mortgage Loan Trust, 0.477%, due 03/19/36	504,302
337,566	S	Harborview Mortgage Loan Trust, 1.321%, due 12/19/36	152,213
556,113	S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	355,782
55,725	S	Indymac Index Mortgage Loan Trust, 0.436%, due 09/25/46	28,977
50,409	S	Indymac Index Mortgage Loan Trust, 0.446%, due 06/25/47	25,024
1,664,422	S	Indymac Index Mortgage Loan Trust, 5.415%, due 11/25/35	1,228,988
269,217	S	JPMorgan Alternative Loan Trust, 5.550%, due 10/25/36	243,899
1,250,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.794%, due 02/12/51	1,249,376
497,259	S	JPMorgan Mortgage Trust, 4.857%, due 04/25/35	477,316
699,178	S	JPMorgan Mortgage Trust, 5.761%, due 04/25/36	624,532
150,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	152,826
71,971	S	Luminent Mortgage Trust, 0.416%, due 12/25/36	38,171
39,022	S	MASTR Adjustable Rate Mortgages Trust, 0.456%, due 04/25/46	20,734
63,013	S	Merrill Lynch Mortgage-Backed Securities, 5.784%, due 04/25/37	47,478
1,200,000	S	Morgan Stanley Capital I, 5.332%, due 12/15/43	1,208,818
14,321	S	Morgan Stanley Mortgage Loan Trust, 0.556%, due 01/25/35	9,519
1,500,000	#, S	RBSCF Trust, 6.068%, due 09/17/39	1,385,992
653,150	S	Residential Accredit Loans, Inc., 0.406%, due 01/25/37	361,869
1,144,828	S	Residential Accredit Loans, Inc., 0.576%, due 03/25/37	439,930
1,933,529	S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,228,147
1,452,553	S	Structured Adjustable Rate Mortgage Loan Trust, 5.021%, due 09/25/35	1,113,854
486,719	S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	350,858
560,472	S	Structured Asset Mortgage Investments, Inc., 0.426%, due 09/25/47	299,398
70,283	S	Structured Asset Mortgage Investments, Inc., 0.436%, due 07/25/46	37,184
57,840	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 05/25/46	28,650
4,600,000	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 09/25/47	1,457,749
867,228	S	Suntrust Alternative Loan Trust, 0.596%, due 04/25/36	267,317
66,735	S	Washington Mutual Mortgage Pass-through Certificates, 1.171%, due 02/25/47	35,303
71,070	S	Washington Mutual Mortgage Pass-through Certificates, 1.171%, due 03/25/47	41,602
70,993	S	Washington Mutual Mortgage Pass-through Certificates, 1.223%, due 04/25/47	43,038
64,864	S	Washington Mutual Mortgage Pass-through Certificates, 1.283%, due 12/25/46	35,878
72,574	S	Washington Mutual Mortgage Pass-through Certificates, 5.396%, due 02/25/37	51,126
72,662	S	Washington Mutual Mortgage Pass-through Certificates, 5.558%, due 12/25/36	50,893
75,681	S	Washington Mutual Mortgage Pass-through Certificates, 5.611%, due 05/25/37	50,524
67,225	S	Washington Mutual Mortgage Pass-through Certificates, 5.667%, due 02/25/37	48,744
65,447	S	Washington Mutual Mortgage Pass-through Certificates, 5.823%, due 02/25/37	45,005
54,787	S	Washington Mutual Mortgage Pass-through Certificates, 5.921%, due 09/25/36	42,916
65,824	S	Wells Fargo Mortgage-Backed Securities Trust, 5.497%, due 07/25/36	52,916
		Total Collateralized Mortgage Obligations
		(Cost $30,456,382)	31,594,628

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
MUNICIPAL BONDS: 0.0%
		Puerto Rico: 0.0%
$1,600,000	S, Z	Puerto Rico Sales Tax Financing Corp., 35.720%, due 08/01/54	$93,744
		Total Municipal Bonds
		(Cost $212,246)	93,744

Shares			Value
COMMON STOCK: 0.6%
		Holding Companies - Diversified: 0.0%
26	@, S	Spectrum Brands, Inc.	$712
			712
		Media: 0.5%
114,660	S	Dex One Corp.	3,201,307
			3,201,307
		Pipelines: 0.1%
13,610	@, S	SemGroup Corp.	394,690
			394,690
		Total Common Stock
		(Cost $2,912,599)	3,596,709
PREFERRED STOCK: 0.7%
		Banks: 0.6%
3,800	S	Wells Fargo & Co.	3,712,600
			3,712,600
		Insurance: 0.1%
900	#, P, S	ABN AMRO North America Capital Funding Trust I	618,750
			618,750
		Total Preferred Stock
		(Cost $3,368,035)	4,331,350
WARRANTS: 0.0%
		Pipelines: 0.0%
14,326	S	SemGroup Corp.	118,190
		Total Warrants
		(Cost $64,467)	118,190
		Total Long-Term Investments
		(Cost $519,682,660)	568,488,856

Principal Amount			Value
SHORT-TERM INVESTMENTS: 7.0%
		Commercial Paper: 0.0%
$550,135	±, I	Tribune Co., 5.000%, due 05/30/09	$346,860
		Total Commercial Paper
		(Cost $346,860)	346,860
		U.S. Government Agency Obligations: 5.6%
200,000	Z	Federal Home Loan Bank, 0.090%, due 06/11/10	199,964
1,300,000	S, Z	Federal Home Loan Bank, 0.120%, due 05/19/10	1,299,782
14,300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/03/10	14,298,840
100,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/04/10	99,992
900,000	Z	Federal Home Loan Mortgage Corporation, 0.160%, due 07/14/10	899,584
8,900,000	Z	Federal Home Loan Mortgage Corporation, 0.200%, due 08/18/10	8,893,128
4,600,000	Z	Federal National Mortgage Association, 0.090%, due 06/02/10	4,599,287
3,600,000	Z	Federal National Mortgage Association, 0.090%, due 06/09/10	3,599,381
		Total U.S. Government Agency Obligations
		(Cost $33,889,958)	33,889,958
		U.S. Treasury Bills: 0.2%
1,154,000		0.190%, due 09/02/10	1,153,038
		Total U.S. Treasury Bills
		(Cost $1,153,038)	1,153,038

Shares			Value
		Securities Lending Collateral(cc): 1.2%
6,551,320		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	$6,551,320
1,169,840	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)	935,872
		Total Securities Lending Collateral
		(Cost $7,721,160)	7,487,192
		Total Short-Term Investments
		(Cost $43,111,016)	42,877,048

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
Total Investments in Securities
		(Cost $562,793,676)*	100.7%	$611,365,904
		Other Assets and Liabilities - Net	(0.7)	(4,425,790)
		Net Assets	100.0%	$606,940,114

	@	Non-income producing security
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	^^	Structured Note
	EUR	EU Euro
	GBP	British Pound

At March 31, 2010, the Portfolio has received $1,270,000 in cash collateral from various counterparties for open derivative contracts.
	*	Cost for federal income tax purposes is $564,314,298.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$63,450,534
		Gross Unrealized Depreciation		(14,878,306)
		Net Unrealized Appreciation		$48,572,228

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Holding Companies - Diversified	$712	$—	$—	$712
Media	3,201,307	—	—	3,201,307
Pipelines	—	394,690	—	394,690
Total Common Stock	3,202,019	394,690	—	3,596,709
Preferred Stock	—	4,331,350	—	4,331,350
Warrants	—	118,190	—	118,190
Corporate Bonds/Notes	—	524,890,867	593,049	525,483,916
Asset-Backed Securities	—	3,270,319	—	3,270,319
Collateralized Mortgage Obligations	—	31,488,886	105,742	31,594,628
Municipal Bonds	—	93,744	—	93,744
Short-Term Investments	6,551,320	35,389,856	935,872	42,877,048
Total Investments, at value	$9,753,339	$599,977,902	$1,634,663	$611,365,904
Other Financial Instruments+:
Forward foreign currency contracts	—	291,061	—	291,061
Swaps, at value	—	1,088,067	279,989	1,368,056
Total Assets	$9,753,339	$601,357,030	$1,914,652	$613,025,021

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(173,223)	$—	$(173,223)
Swaps, at value	—	(3,122,510)	—	(3,122,510)
Written options	—	(10,745)	—	(10,745)
Total Liabilities	$—	$(3,306,478)	$—	$(3,306,478)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$747,409	$—	$(177,607)	$—	$1,776	$21,471	$—	$—	$593,049
Collateralized Mortgage Obligations	107,811	—	(3,249)	645	1,562	(1,027)	—	—	105,742
Short-Term Investments	935,872	—	—	—	—	—	—	—	935,872
Total Investments, at value	$1,791,092	$—	$(180,856)	$645	$3,338	$20,444	$935,872	$—	$1,634,663
Other Financial Instruments+:
Swaps, at value	359,592	—	—	—	—	(79,603)	—	—	279,989
Total Assets	$2,150,684	$—	$(180,856)	$645	$3,338	$(59,159)	$935,872	$—	$1,914,652

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(59,160).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL 2,779,595	BUY	4/5/10	$1,490,000	$1,561,410	$71,410
Brazilian Real
BRL 2,779,595	BUY	6/2/10	1,537,982	1,541,759	3,777
Chinese Yuan
CNY 1,141,736	BUY	11/17/10	172,000	167,968	(4,032)
Chinese Yuan
CNY 4,537,314	BUY	11/17/10	684,000	667,514	(16,486)
Chinese Yuan
CNY 4,457,376	BUY	11/17/10	672,000	655,754	(16,246)
Chinese Yuan
CNY 2,303,064	BUY	11/17/10	348,000	338,819	(9,181)
Chinese Yuan
CNY 2,302,368	BUY	11/17/10	348,000	338,716	(9,284)
Chinese Yuan
CNY 3,699,462	BUY	11/17/10	559,000	544,252	(14,748)
Chinese Yuan
CNY 2,408,733	BUY	11/17/10	363,967	354,364	(9,603)
Chinese Yuan
CNY 1,644,116	BUY	11/23/10	248,000	241,943	(6,057)
Chinese Yuan
CNY 1,155,186	BUY	11/23/10	174,000	169,993	(4,007)
EU Euro
EUR 316,000	BUY	4/26/10	434,947	426,818	(8,129)
					$(22,586)

Brazilian Real
BRL 2,779,595	SELL	4/5/10	$1,556,760	$1,561,410	$(4,650)
EU Euro
EUR 476,000	SELL	4/26/10	674,140	642,928	31,212
EU Euro
EUR 402,000	SELL	4/26/10	566,245	542,977	23,268
EU Euro
EUR 296,000	SELL	4/26/10	406,578	399,804	6,774
EU Euro
EUR 3,747,000	SELL	4/26/10	5,101,964	5,061,033	40,931
EU Euro
EUR 798,000	SELL	4/26/10	1,086,381	1,077,850	8,531
EU Euro
EUR 6,700,000	SELL	4/26/10	9,153,674	9,049,619	104,055
British Pound
GBP 7,663,000	SELL	6/24/10	11,563,467	11,622,581	(59,114)
British Pound
GBP 420,000	SELL	6/24/10	625,334	637,020	(11,686)
Japanese Yen
JPY 3,155,000	SELL	4/19/10	34,853	33,750	1,103
					$140,424

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Paid/ (Received)	Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	611,000	$(8,207)	$63,818	$(72,025)
Credit Suisse International	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	2,068,000	(27,778)	220,421	(248,199)
Deutsche Bank AG	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	1,974,000	(26,515)	203,546	(230,061)
Goldman Sachs International	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	1,880,000	(25,252)	203,481	(228,733)
The Royal Bank of Scotland PLC	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	3,290,000	(44,191)	251,088	(295,279)
The Royal Bank of Scotland PLC	CDX.NA.HY.13 Index	Buy	(5.000)	12/20/14	USD	1,782,000	(281)	123,713	(123,994)
							$(132,224)	$1,066,067	$(1,198,291)

Credit Default Swaps on Credit Indices - Sell Protection (2)

			(Pay)/ Receive					Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Paid/ (Received)	Appreciation/ (Depreciation)
Credit Suisse International	ABX.HE.AAA.07-1	Sell	0.090	08/25/37	USD	2,000,000	$(1,260,000)	$(1,400,000)	$140,000
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	246,984	—	246,984
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	866,439	6,199	—	6,199
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	26,806	—	26,806
							$(980,011)	$(1,400,000)	$419,989

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/ Receive		Implied Credit				Upfront Premium	Unrealized
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	Fixed Rate (%)	Termination Date	Spread at 03/31/10 (%) (3)	Notional Amount (4)		Market Value (5)	Paid/ (Received)	Appreciation/ (Depreciation)
Credit Suisse International	AES Corp. 7.250%, 03/01/14	Sell	5.000	03/20/14	4.70	USD	2,000,000	$20,854	$(188,750)	$209,604
Citibank N.A., New York	Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	4.60	USD	100,000	1,397	(2,718)	4,115
Citibank N.A., New York	Community Health Systems 8.875%, 07/15/15	Sell	5.000	09/20/14	4.84	USD	100,000	622	(9,000)	9,622
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	4.47	USD	2,300,000	43,213	(209,875)	253,088
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	10.47	USD	150,000	(24,468)	(27,000)	2,532
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	09/20/14	11.02	USD	300,000	(57,428)	(42,000)	(15,428)
Credit Suisse International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	12/20/14	3.38	USD	2,500,000	170,381	(75,000)	245,381
Goldman Sachs International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	3.22	USD	3,400,000	244,487	(323,000)	567,487
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.830	09/20/10	0.56	USD	2,100,000	2,721	—	2,721
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	2.81	USD	340,000	13,990	(52,700)	66,690
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	2.81	USD	1,400,000	57,606	(203,000)	260,606
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	4.17	USD	225,000	215	—	215
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	1.580	09/20/10	0.73	USD	1,000,000	4,081	—	4,081
Goldman Sachs International	RRI Energy 7.625%, 06/15/14	Sell	5.000	09/20/14	8.34	USD	3,300,000	(379,065)	(610,500)	231,435
Morgan Stanley Capital Services Inc.	RRI Energy Inc. 6.750%, 12/14/12	Sell	5.000	12/20/14	8.18	USD	300,000	(34,142)	(30,000)	(4,142)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/11	2.32	USD	2,550,000	99,252	(184,875)	284,127
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	3.31	USD	1,000,000	56,865	(110,000)	166,865
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/14	3.49	USD	2,500,000	148,385	(306,250)	454,635
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/10	1.34	USD	100,000	1,748	(8,000)	9,748
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/13	3.07	USD	550,000	31,741	(70,125)	101,866
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/14	1.34	USD	900,000	7,388	(51,750)	59,138
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/10	1.34	USD	900,000	7,388	(54,000)	61,388
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	2.61	USD	250,000	23,901	—	23,901
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	5.35	USD	800,000	(9,704)	(52,216)	42,512
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.070	09/20/10	0.52	USD	2,100,000	5,504	—	5,504
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.550	09/20/10	0.52	USD	2,000,000	9,840	—	9,840
								$446,772	$(2,610,759)	$3,057,531

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

(1)                 If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2010:

					Upfront
					Premium	Unrealized
	Termination	Notional		Market	Paid/	Appreciation/
	Date	Amount		Value	(Received)	(Depreciation)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	$(102,904)	$(35,468)	$(67,436)

Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services Inc.	01/02/12	BRL	2,800,000	136,488	12,266	124,222

Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	51,700,000	(1,122,575)	(149,582)	(972,993)
				$(1,088,991)	$(172,784)	$(916,207)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on March 31, 2010:

Interest Rate Swaptions

		Floating
		Rate Index/
		Underlying
		Reference	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Entity	Floating	Rate	Date	Amount		Received	Value

Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	3,600,000	$50,800	$(32)
Call OTC Swaption	BNP Paribas	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	1,300,000	11,830	(11)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	1,200,000	5,500	(7)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	11,800,000	71,030	(104)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	600,000	2,580	(3)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	6,800,000	66,537	(60)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	1,300,000	10,790	(7)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	1,500,000	13,500	(13)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	200,000	1,975	(2)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	3,600,000	27,420	(972)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	4,000,000	39,270	(3)
Put OTC Swaption	BNP Paribas	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	1,300,000	21,190	(351)
Put OTC Swaption	BNP Paribas	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	3,000,000	29,975	(3)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	400,000	4,920	(5)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	11,800,000	143,030	(3,187)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	5.800%	06/28/10	USD	2,000,000	11,300	—
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	600,000	5,220	(8)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	5,200,000	69,610	(1,404)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	1,600,000	7,910	—
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	1,000,000	10,774	(27)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	1,300,000	5,590	(16)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	15,100,000	158,711	(4,078)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	4,000,000	31,200	(452)
								$800,662	$(10,745)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Credit contracts	$(665,463)
Equity contracts	—
Foreign exchange contracts	117,838
Interest rate contracts	(1,099,736)
Total	$(1,647,361)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 28.9%
			Aerospace/Defense: 0.1%
$1,500,000		S	Goodrich Corp., 6.290%, due 07/01/16	$1,666,095
				1,666,095
			Agriculture: 0.1%
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,620,118
	1,200,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	1,349,998
				3,970,116
			Airlines: 0.0%
	128,102	±, S, I	United Air Lines, Inc., 9.350%, due 04/07/16	30,424
				30,424
			Auto Manufacturers: 0.2%
	1,400,000	S	Daimler Finance NA, LLC, 7.750%, due 01/18/11	1,473,119
	2,900,000		DaimlerChrysler NA Holding Corp., 4.230%, due 08/03/14	2,900,000
	193,005		Ford Motor Co., 3.230%, due 11/29/13	186,883
	3,368,735		Ford Motor Co., 3.260%, due 11/29/13	3,261,882
				7,821,884
			Banks: 13.8%
	4,800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	5,293,776
	13,000,000	S	Bank of America Corp., 2.100%, due 04/30/12	13,246,090
	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16	25,436,447
	13,600,000	S	Bank of America NA, 0.537%, due 06/15/16	12,182,594
	1,200,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	1,192,456
	2,900,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	2,995,242
EUR	4,100,000		Bear Stearns Cos., Inc., 0.886%, due 09/26/13	5,416,272
$11,990,000		#, S	BNP Paribas, 5.186%, due 06/29/49	10,641,125
	3,643,701	S, L	CIT Group, Inc., 7.000%, due 05/01/13	3,570,827
	2,665,553	S	CIT Group, Inc., 7.000%, due 05/01/14	2,525,611
	1,565,552	S	CIT Group, Inc., 7.000%, due 05/01/15	1,463,791
	2,609,255	S	CIT Group, Inc., 7.000%, due 05/01/16	2,413,561
	3,652,960	S	CIT Group, Inc., 7.000%, due 05/01/17	3,378,988
	1,600,000	S	Citibank NA, 1.875%, due 05/07/12	1,621,578
	800,000	S	Citibank NA, 1.875%, due 06/04/12	810,103
	5,000,000	S	Citigroup, Inc., 0.340%, due 05/18/11	4,969,420
	5,600,000	S	Citigroup, Inc., 0.400%, due 05/18/10	5,601,278
	1,600,000	S	Citigroup, Inc., 2.125%, due 04/30/12	1,630,114
	18,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	19,242,615
	900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	943,965
	9,800,000	S	Citigroup, Inc., 6.000%, due 08/15/17	10,039,394
	4,300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	5,027,126
	4,700,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,441,561
	8,300,000	S	Deutsche Bank AG/London, 6.000%, due 09/01/17	9,114,205
	25,900,000	#	Dexia Credit Local/New York NY, 0.652%, due 03/05/13	25,942,285
	19,200,000	S	Export-Import Bank of Korea, 5.875%, due 01/14/15	20,739,917
	12,200,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11	12,373,850
	2,200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,311,720
	1,100,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,165,727
	10,500,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	11,308,595
	12,000,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	12,022,224
	8,500,000	S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	8,900,214
	13,800,000	S	JPMorgan Chase & Co., 0.396%, due 12/21/11	13,771,669
	12,200,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	13,266,292
	14,000,000	S	JPMorgan Chase & Co., 7.900%, due 04/29/49	14,975,856
EUR	200,000		KeyBank NA, 0.785%, due 11/21/11	257,017
$6,300,000		S	KeyBank NA, 2.502%, due 06/02/10	6,321,162
	9,912,000	S	Morgan Stanley, 0.499%, due 01/09/12	9,804,157
	1,840,000	S	Morgan Stanley, 0.501%, due 01/18/11	1,840,502
	600,000	S	Morgan Stanley, 0.540%, due 04/19/12	586,695
EUR	14,000,000		Morgan Stanley, 0.977%, due 07/20/12	18,341,157
$7,400,000		S	Morgan Stanley, 2.350%, due 05/14/10	7,416,894
	2,000,000	S	Morgan Stanley, 5.950%, due 12/28/17	2,057,908
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,681,851
	4,000,000	#, S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,314,244
DKK	38,322,852		Nykredit Realkredit A/S, 2.365%, due 10/01/38	6,622,613
DKK	12,602,681		Nykredit Realkredit A/S, 2.537%, due 04/01/38	2,205,321
$2,137,000		#, S	Rabobank, 11.000%, due 12/29/49	2,758,078
DKK	38,449,479		Realkredit Danmark A/S, 2.450%, due 01/01/38	6,628,800
DKK	12,535,250		Realkredit Danmark A/S, 2.450%, due 01/01/38	2,179,307
$1,500,000		#, S	Resona Bank Ltd., 5.850%, due 09/29/49	1,417,643
	3,900,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	2,788,500
	900,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	906,665
	22,800,000	#	Santander US Debt SA Unipersonal, 1.089%, due 03/30/12	22,814,090
	6,500,000	#, S	Societe Generale, 5.922%, due 12/31/49	5,620,563
	3,300,000	S	State Street Capital Trust III, 8.250%, due 03/15/42	3,417,513
	4,600,000	S	UBS AG, 1.352%, due 02/23/12	4,624,458
	1,300,000	S	UBS AG, 5.750%, due 04/25/18	1,333,751
	4,800,000	S	UBS AG, 5.875%, due 12/20/17	4,978,862
	6,000,000	S	USB Capital IX, 6.189%, due 03/29/49	5,190,000

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
$17,900,000		S	Wachovia Corp., 0.381%, due 10/15/11	$17,826,359
	5,715,000	S	Wachovia Corp., 0.589%, due 10/28/15	5,308,812
	7,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	7,879,157
	27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	28,446,600
	3,000,000	#, S	Westpac Banking Corp., 0.731%, due 07/16/14	3,020,457
				478,565,624
			Biotechnology: 0.4%
	12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18	14,314,513
				14,314,513
			Building Materials: 0.1%
	3,400,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	2,370,368
				2,370,368
			Commercial Services: 1.4%
	12,900,000	S	Duke University, 4.200%, due 04/01/14	13,534,822
	5,100,000	S	Duke University, 5.150%, due 04/01/19	5,418,408
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,200,755
	21,500,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39	24,775,826
				49,929,811
			Computers: 0.2%
	7,000,000	S	Dell, Inc., 5.650%, due 04/15/18	7,437,808
				7,437,808
			Diversified Financial Services: 6.2%
	2,900,000	S	American Express Co., 6.150%, due 08/28/17	3,135,019
	4,300,000	S	American Express Co., 7.000%, due 03/19/18	4,891,482
	300,000	S	American Express Credit Corp., 0.390%, due 06/16/11	298,268
	12,579,000	S	American Express Credit Corp., 0.399%, due 10/04/10	12,574,321
	2,400,000	S	American Express Credit Corp., 0.429%, due 12/02/10	2,399,290
	2,700,000	S	American Express Credit Corp., 5.875%, due 05/02/13	2,926,787
	7,600,000	S	American General Finance Corp., 4.875%, due 05/15/10	7,598,924
	1,000,000		American General Finance Corp., 4.875%, due 07/15/12	942,523
	4,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	3,508,640
	200,000	S	Bear Stearns Co. Inc., 0.460%, due 08/15/11	200,127
	1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,440,979
	8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	9,259,624
	4,140,000		CIT Group, Inc., 9.500%, due 01/20/12	4,246,948
	31,800,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	32,356,500
	1,900,000	S	Citigroup Funding, Inc., 1.299%, due 05/07/10	1,901,789
	4,400,000		Citigroup Funding, Inc., 1.875%, due 10/22/12	4,437,853
	3,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12	3,254,045
	500,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	517,766
	900,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	930,842
	6,753,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	6,922,993
	3,000,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	3,028,047
	1,700,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	1,793,478
	6,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12	6,491,040
	2,200,000		General Electric Capital Corp., 2.125%, due 12/21/12	2,230,248
	20,600,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	21,168,230
	2,000,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	2,067,636
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	11,332,694
$2,900,000		S	General Electric Capital Corp., 5.875%, due 01/14/38	2,766,339
	4,600,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	4,977,798
	1,600,000	S	International Lease Finance Corp., 5.300%, due 05/01/12	1,554,781
	1,600,000	S	International Lease Finance Corp., 5.350%, due 03/01/12	1,568,197
	1,600,000	S	International Lease Finance Corp., 5.400%, due 02/15/12	1,575,061
	2,600,000	S	International Lease Finance Corp., 5.450%, due 03/24/11	2,603,427
JPY	800,000,000		Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	1,711,413
$10,600,000		±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	2,544,000
	5,503,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	1,327,599
	2,800,000	±, S	Lehman Brothers Holdings, Inc., 10.720%, due 11/24/08	658,000
	1,400,000	±, S	Lehman Brothers Holdings, Inc., 12.260%, due 10/22/08	329,000
	6,800,000	S	Merrill Lynch & Co., Inc., 0.449%, due 11/01/11	6,722,160
	6,800,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	7,266,439
	8,800,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	9,498,227
EUR	3,500,000		Mizuho Capital Investment Ltd., 5.020%, due 06/29/49	4,375,118
GBP	1,500,000		MUFG Capital Finance 5 Ltd., 6.299%, due 01/29/49	2,071,497
$700,000		S	SLM Corp., 0.409%, due 07/26/10	690,574
GBP	3,200,000		SLM Corp., 4.875%, due 12/17/12	4,673,890
$1,700,000		#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	2,042,479
	4,525,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	4,117,750
	1,300,000	#, S, ^^	Williams Cos., Inc., 6.375%, due 10/01/10	1,324,187
	350,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	330,019
				216,584,048
			Electric: 0.3%
	3,700,000	#, S	Electricite de France, 5.500%, due 01/26/14	4,065,804
	1,300,000	#, S	Electricite de France, 6.500%, due 01/26/19	1,461,251
	3,700,000	#, S	Electricite de France, 6.950%, due 01/26/39	4,261,986
	300,000	S	Ohio Power Co., 0.431%, due 04/05/10	300,009
				10,089,050
			Food: 0.1%
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,740,263
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,193,855
				3,934,118
			Healthcare - Services: 0.1%
	2,800,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,996,420
				2,996,420

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Home Builders: 0.2%
	$5,000,000	S	Lennar Corp., 5.950%, due 10/17/11	$5,150,000
				5,150,000
			Insurance: 1.2%
	8,700,000	S	Allstate Corp., 6.125%, due 05/15/37	8,286,750
	10,000,000		American International Group, Inc., 0.399%, due 07/26/10	9,877,950
EUR	1,700,000		American International Group, Inc., 4.875%, due 03/15/67	1,515,438
	$11,400,000	S	American International Group, Inc., 5.850%, due 01/16/18	10,608,623
	1,200,000	#, S	Pacific LifeCorp, 6.000%, due 02/10/20	1,173,433
	4,900,000	#, S	Pricoa Global Funding I, 0.349%, due 01/30/12	4,793,258
	2,000,000	#, S	Pricoa Global Funding I, 0.488%, due 09/27/13	1,907,600
	3,300,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,544,919
	700,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	741,585
				42,449,556
			Investment Companies: 0.1%
	2,700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	2,682,601
				2,682,601
			Mining: 0.1%
	4,200,000	#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	4,963,258
				4,963,258
			Oil & Gas: 1.7%
	500,000	S	Conoco Funding Co., 6.350%, due 10/15/11	539,556
	13,500,000		Gaz Capital for Gazprom, 8.625%, due 04/28/34	15,728,850
	21,100,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	24,783,174
	14,900,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	17,544,750
	1,900,000		Shell International Finance BV, 5.500%, due 03/25/40	1,869,260
				60,465,590
			Packaging & Containers: 0.1%
	2,200,000	#, S	Sealed Air Corp., 5.625%, due 07/15/13	2,326,720
				2,326,720
			Pharmaceuticals: 0.3%
	10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14	11,233,350
				11,233,350
			Pipelines: 0.4%
	625,000	S	El Paso Corp., 7.800%, due 08/01/31	617,392
	11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	12,138,867
	1,800,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,200,586
				14,956,845
			Real Estate: 0.1%
	5,000,000	S	iStar Financial, Inc., 5.800%, due 03/15/11	4,793,750
				4,793,750
			Retail: 0.1%
	4,500,000	S	Target Corp., 5.125%, due 01/15/13	4,889,034
				4,889,034
			Software: 0.4%
	12,400,000	S	Oracle Corp., 5.750%, due 04/15/18	13,622,479
				13,622,479
			Telecommunications: 1.0%
	450,000	S	AT&T Corp., 7.300%, due 11/15/11	492,076
	3,300,000	S	AT&T, Inc., 4.950%, due 01/15/13	3,547,144
	1,800,000	S	AT&T, Inc., 5.500%, due 02/01/18	1,914,012
	2,300,000	S	AT&T, Inc., 6.300%, due 01/15/38	2,341,692
	20,700,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.250%, due 02/01/12	22,068,725
	200,000	S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	208,000
	950,000	S	Qwest Corp., 8.875%, due 03/15/12	1,045,000
	2,500,000	S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,733,168
				34,349,817
			Transportation: 0.2%
	5,800,000	S	Union Pacific Corp., 5.700%, due 08/15/18	6,113,699
				6,113,699
			Total Corporate Bonds/Notes
			(Cost $958,446,958)	1,007,706,978
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.7%
			Federal Home Loan Bank: 0.1%
	2,400,000	S	1.000%, due 12/28/11	2,400,559
				2,400,559
			Federal Home Loan Mortgage Corporation##: 4.9%
	26,200,000		0.197%, due 09/19/11	26,196,804
	61,417	S	0.580%, due 12/15/29	61,485
	21,100,000	S	1.125%, due 06/01/11	21,216,345
	3,100,000	L	1.125%, due 12/15/11	3,108,392
	1,171,472	S	1.671%, due 10/25/44	1,122,365
	2,298,859	S	1.871%, due 07/25/44	2,206,545
	56,021	S	2.663%, due 11/01/31	57,846
	42,017	S	2.993%, due 06/01/24	42,869
	1,219,445	S	3.330%, due 01/01/29	1,255,175
	139,473	S	3.500%, due 07/15/32	142,637
	7,073,247	S	4.500%, due 06/15/17-12/15/27	7,226,331
	5,962,477	S	4.664%, due 06/01/35	6,129,201
	3,753,004	S	5.000%, due 12/15/23-05/15/26	3,794,503
	739,607	S	5.152%, due 03/01/35	780,059
	386,126	S	5.251%, due 09/01/35	401,695

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$45,000,000	W	5.500%, due 05/01/37-04/15/39	$47,376,396
2,427,501	S	5.500%, due 03/15/17-03/01/23	2,594,319
30,000,000	W	6.000%, due 05/01/37	32,090,640
13,386,288	S	6.000%, due 01/01/22-08/01/38	14,423,562
785,080	S	6.500%, due 07/01/19-02/25/43	861,428
54,909	S	8.250%, due 08/15/21	61,103
			171,149,700
		Federal National Mortgage Association##: 21.6%
15,200,000	S	0.447%, due 10/27/37	15,090,788
164,860	S	0.746%, due 03/25/17	164,207
276,993	S	1.146%, due 04/25/32	280,989
613,006	S	1.671%, due 08/01/42-10/01/44	611,722
20,700,000	L	1.750%, due 05/07/13	20,662,781
1,851,153	S	2.314%, due 08/01/35	1,885,592
1,655,443	S	2.675%, due 10/01/35	1,707,419
4,554,850	S	2.835%, due 11/01/34	4,767,238
1,606,361	S	3.063%, due 10/01/35	1,660,724
2,740,691	S	3.261%, due 10/01/35	2,852,606
70,080	S	3.743%, due 05/01/36	70,716
1,924,835	S	4.500%, due 04/25/16-04/25/17	1,952,113
551,371	S	4.679%, due 12/01/36	578,304
1,281,174	S	4.855%, due 02/01/34	1,335,907
315,575	S	5.000%, due 01/25/17	322,862
1,968,430	S	5.023%, due 09/01/34	2,056,922
1,000,000	W	5.500%, due 05/01/37	1,050,313
77,775,989	S	5.500%, due 06/01/16-01/01/37	82,568,222
213,000,000	W	6.000%, due 04/01/39	226,279,272
250,467,194	S	6.000%, due 06/01/22-01/01/39	266,925,466
78,916,360		6.000%, due 12/01/35-05/01/38	84,002,870
29,000,000	W	6.500%, due 05/01/37	31,342,678
5,093,332	S	6.500%, due 11/01/15-06/17/38	5,529,972
			753,699,683
		Government National Mortgage Association: 0.1%
274,109	S	3.125%, due 10/20/29	278,478
324,616	S	3.625%, due 08/20/27	334,494
263,754	S	4.375%, due 01/20/27	272,958
3,000,000	W	6.000%, due 04/01/39	3,204,846
			4,090,776
		Total U.S. Government Agency Obligations
		(Cost $910,866,915)	931,340,718
U.S. TREASURY OBLIGATIONS: 2.8%
		U.S. Treasury Notes: 2.8%
5,500,000	L	0.875%, due 02/29/12	5,490,337
41,600,000		0.875%, due 01/31/12	41,564,266
11,800,000	L	1.375%, due 03/15/13	11,734,545
12,400,000		3.250%, due 03/31/17	12,388,381
7,500,000	S	3.500%, due 02/15/39	6,071,490
2,500,000	L	3.625%, due 02/15/20	2,458,205
12,700,000	S	4.375%, due 02/15/38-11/15/39	12,045,822
5,300,000	S	5.375%, due 02/15/31	5,864,784
		Total U.S. Treasury Obligations
		(Cost $98,907,863)	97,617,830
ASSET-BACKED SECURITIES: 2.5%
		Automobile Asset-Backed Securities: 0.4%
4,800,000	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	4,820,902
7,467,630	S	Ford Credit Auto Owner Trust, 1.650%, due 06/15/12	7,517,111
			12,338,013
		Credit Card Asset-Backed Securities: 0.1%
3,300,000	S	BA Credit Card Trust, 0.810%, due 04/15/13	3,305,928
			3,305,928
		Home Equity Asset-Backed Securities: 0.0%
443,118	S	MASTR Asset-Backed Securities Trust, 0.296%, due 11/25/36	320,493
279,774	S	New Century Home Equity Loan Trust, 0.506%, due 06/25/35	257,882
12,898	S	Option One Mortgage Loan Trust, 0.296%, due 01/25/37	12,818
204,425	S	Renaissance Home Equity Loan Trust, 0.686%, due 08/25/33	169,612
107,637	S	Securitized Asset-Backed Receivables, LLC Trust, 0.326%, due 11/25/36	37,991
			798,796
		Other Asset-Backed Securities: 2.0%
279,436	S	Bear Stearns Asset-Backed Securities, Inc., 0.309%, due 10/25/36	255,977
4,692,787	S	Bear Stearns Asset-Backed Securities, Inc., 4.255%, due 10/25/36	3,347,646
749,673	S	Countrywide Asset-Backed Certificates, 0.296%, due 05/25/47	728,989
87,312	S	Credit-Based Asset Servicing and Securitization, LLC, 0.306%, due 11/25/36	66,172
74,138	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.296%, due 11/25/36	72,489
483,899	S	GSAMP Trust, 0.316%, due 12/25/36	317,874
47,709	S	Morgan Stanley Capital, Inc., 0.286%, due 10/25/36	47,033
403,134	S	Securitized Asset-Backed Receivables, LLC Trust, 0.306%, due 12/25/36	153,439
18,082,254	S	Small Business Administration, 5.160%, due 02/01/28	19,108,521
1,826,190	S	Small Business Administration, 5.290%, due 12/01/27	1,962,652
15,457,814	S	Small Business Administration, 5.471%, due 03/10/18	16,562,179
11,609,966	S	Small Business Administration, 5.490%, due 03/01/28	12,417,047

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$12,587,142	S	Small Business Administration, 5.902%, due 02/10/18	$13,843,614
823,805	S	Specialty Underwriting & Residential Finance, 0.306%, due 01/25/38	641,477
710,343	S	Structured Asset Securities Corp., 0.296%, due 10/25/36	703,646
			70,228,755
		Total Asset-Backed Securities
		(Cost $84,492,021)	86,671,492
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
674,161	S	Adjustable Rate Mortgage Trust, 3.107%, due 05/25/35	645,410
1,640,223	S	American Home Mortgage Investment Trust, 2.386%, due 02/25/45	1,285,731
1,255,447	S	American Home Mortgage Investment Trust, 2.391%, due 02/25/44	1,231,217
3,500,000	S	Banc of America Commercial Mortgage, Inc., 5.739%, due 05/10/45	3,631,897
2,526,444	S	Banc of America Funding Corp., 3.007%, due 05/25/35	2,325,137
287,574	S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	268,471
763,465	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	770,346
170,503	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.705%, due 01/25/34	152,385
5,979,270	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	5,272,238
1,485,352	S	Bear Stearns Alternative-A Trust, 3.478%, due 05/25/35	1,057,561
1,257,470	S	Bear Stearns Alternative-A Trust, 5.158%, due 09/25/35	931,776
3,894,779	S	Bear Stearns Alternative-A Trust, 5.590%, due 11/25/36	2,546,443
2,222,305	S	Bear Stearns Alternative-A Trust, 5.599%, due 11/25/36	1,470,295
1,200,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	1,224,395
877,942	S	Citigroup Mortgage Loan Trust, Inc., 2.760%, due 10/25/35	728,911
3,700,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	3,625,488
4,675,089	S, I, ^	Countrywide Alternative Loan Trust, 4.754%, due 05/25/35	513,562
786,434	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 03/25/35	465,658
3,812,951	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 06/25/35	3,364,619
51,038	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	50,844
400,000	S	Credit Suisse Mortgage Capital Certificates, 5.658%, due 03/15/39	393,394
10,700,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	9,613,116
58,963	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.326%, due 02/25/37	57,860
702,461	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.528%, due 07/19/44	469,074
506,313		Federal Housing Administration, 8.175%, due 03/01/27	507,467
738,592	S	First Horizon Alternative Mortgage Securities, 2.389%, due 03/25/35	509,460
48,547,485	S, I, ^	First Horizon Alternative Mortgage Securities, 4.454%, due 01/25/36	4,153,626
869,607	S	GMAC Mortgage Corp. Loan Trust, 5.289%, due 11/19/35	709,697
493,188	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	490,112
142,692	S	Greenpoint Mortgage Funding Trust, 0.326%, due 01/25/47	130,945
200,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	199,030
1,900,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,851,183
2,489,689	S	GSR Mortgage Loan Trust, 2.953%, due 09/25/35	2,299,166
25,713	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	25,718
4,611,542	S	Harborview Mortgage Loan Trust, 0.427%, due 01/19/38	2,555,057
4,357,131	S	Harborview Mortgage Loan Trust, 0.477%, due 03/19/36	2,426,955
600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	579,121
1,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	1,273,526
225,538	S	JPMorgan Mortgage Trust, 5.750%, due 01/25/36	194,073
1,474,220	S	Merrill Lynch Mortgage Investors Trust, 0.456%, due 02/25/36	1,064,214
8,870,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	7,894,481
2,700,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	2,481,106
12,900,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49	12,797,522
379,205	S	MLCC Mortgage Investors, Inc., 0.496%, due 11/25/35	276,212
16,500,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	16,259,546
3,900,000	S	Morgan Stanley Capital I, 5.880%, due 06/11/49	3,859,841
1,400,000	#	Morgan Stanley Reremic Trust, 5.805%, due 08/12/45	1,415,455
65,751	#, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	63,932
495,167	S	Residential Accredit Loans, Inc., 0.646%, due 03/25/33	424,605
1,184,151	S	Residential Accredit Loans, Inc., 1.823%, due 09/25/45	622,056
273,783	S	Residential Asset Securitization Trust, 0.646%, due 05/25/33	239,928
97,302	S	Sequoia Mortgage Trust, 0.590%, due 07/20/33	78,069
391,146	S	SLM Student Loan Trust, 0.499%, due 07/25/13	391,493
826,197	S	SLM Student Loan Trust, 0.549%, due 01/25/15	826,868
2,600,000	S	SLM Student Loan Trust, 0.749%, due 10/25/17	2,620,609
4,191,228	S	SLM Student Loan Trust, 0.929%, due 07/25/13	4,209,099
27,470,763	S	SLM Student Loan Trust, 1.749%, due 04/25/23	28,443,181
138,229	S	Structured Asset Mortgage Investments, Inc., 0.346%, due 09/25/47	135,335
3,853,967	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 05/25/36	2,005,163
1,595,736	S	Structured Asset Mortgage Investments, Inc., 0.487%, due 07/19/35	1,294,642
4,587,010	S	Thornburg Mortgage Securities Trust, 0.346%, due 03/25/37	4,482,638
3,348,046	S	Thornburg Mortgage Securities Trust, 0.356%, due 11/25/46	3,267,015
3,617,039	#, S	Wachovia Bank Commercial Mortgage Trust, 0.320%, due 09/15/21	3,229,909
1,704,146	S	Washington Mutual Mortgage Pass-through Certificates, 0.786%, due 12/25/27	1,482,736
79,050	S	Washington Mutual Mortgage Pass-through Certificates, 1.871%, due 06/25/42	61,596
85,098	S	Washington Mutual Mortgage Pass-through Certificates, 1.871%, due 08/25/42	60,665
3,879,948	S	Washington Mutual Mortgage Pass-through Certificates, 3.328%, due 08/25/46	2,456,740
260,299	S	Washington Mutual Mortgage Pass-through Certificates, 3.328%, due 10/25/46	172,225
1,737,914	S	Wells Fargo Mortgage-Backed Securities Trust, 2.993%, due 07/25/35	1,733,128
253,073	S	Wells Fargo Mortgage-Backed Securities Trust, 3.221%, due 05/25/35	219,155
		Total Collateralized Mortgage Obligations
		(Cost $170,620,478)	164,570,128

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 1.8%
			Alaska: 0.2%
$9,400,000		S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	$6,157,752
				6,157,752
			California: 0.7%
1,200,000			California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	1,190,100
2,000,000			California State University, 6.484%, due 11/01/41	1,975,760
6,700,000		S	Los Angeles Unified School District, 4.500%, due 07/01/22	6,773,968
1,200,000		S	State of California, 5.650%, due 04/01/39	1,247,436
700,000		S	State of California, 7.500%, due 04/01/34	723,009
1,300,000		S	State of California, 7.550%, due 04/01/39	1,351,818
1,800,000		S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,150,398
9,300,000		S	University of California, 6.270%, due 05/15/31	9,245,409
				23,657,898
			Connecticut: 0.3%
8,700,000		S	State of Connecticut, 5.850%, due 03/15/32	9,138,219
				9,138,219
			Illinois: 0.4%
6,800,000		S	Chicago Transit Authority, 6.899%, due 12/01/40	7,349,082
700,000		S	Chicago Transit Authority, 6.300%, due 12/01/21	738,094
570,000		S	City of Chicago, 5.000%, due 01/01/35	574,993
3,400,000		S	State of Illinois, 4.071%, due 01/01/14	3,438,760
				12,100,929
			Nebraska: 0.0%
1,500,000		S	Public Power Generation Agency, 7.242%, due 01/01/41	1,493,580
				1,493,580
			Nevada: 0.1%
2,300,000		S	County of Clark NV, 6.820%, due 07/01/45	2,397,750
				2,397,750
			New York: 0.0%
870,000		S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	804,576
				804,576
			Pennsylvania: 0.1%
4,000,000		S	University of Pittsburgh, 5.000%, due 09/15/28	4,320,400
				4,320,400
			Washington: 0.0%
1,560,000		S, Z	State of Washington, 1.960%, due 12/01/20	1,022,908
				1,022,908
			Total Municipal Bonds
			(Cost $60,630,022)	61,094,012
OTHER BONDS: 3.2%
			Foreign Government Bonds: 3.2%
BRL	56,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	29,334,980
EUR	35,700,000		Bundesrepublik Deutschland, 3.250%, due 01/04/20	48,913,166
CAD	4,600,000		Canadian Government International Bond, 2.000%, due 12/01/14	4,371,144
CAD	200,000		Canadian Government International Bond, 4.500%, due 06/01/15	212,010
$2,400,000		#, S	Export-Import Bank of China, 4.875%, due 07/21/15	2,550,874
2,000,000			Federative Republic of Brazil, 10.030%, due 01/05/22	1,313,718
EUR	5,800,000		French Treasury Note BTAN, 2.500%, due 01/15/15	7,920,637
EUR	1,200,000		Government of France, 3.500%, due 04/25/20	1,632,169
$750,000			Panama Government International Bond, 8.875%, due 09/30/27	971,250
CAD	7,200,000		Province of Ontario Canada, 6.500%, due 03/08/29	8,606,894
$4,000,000		#, S	Societe Financement de l’Economie Francaise, 0.451%, due 07/16/12	4,018,600
180,000			South Africa Government International Bond, 6.500%, due 06/02/14	199,125
975,000			South Africa Government International Bond, 5.570%, due 05/30/22	1,001,033
			Total Other Bonds
			(Cost $107,516,980)	111,045,600

Shares				Value
PREFERRED STOCK: 1.2%
			Auto Manufacturers: 0.1%
192,000		@, P, S	General Motors Corp.	$1,649,760
				1,649,760
			Banks: 1.1%
39,000		S	Wells Fargo & Co.	38,103,000
				38,103,000
			Insurance: 0.0%
94,400		S	American International Group, Inc.	964,768
				964,768
			Total Preferred Stock
			(Cost $32,325,599)	40,717,528

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

# of
Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Options on Exchange-Traded Futures Contracts 0.0%
2,545		Put Option CBOT
		U.S. Treasury 2-Year Note 6/10
		Strike @ $104.000 - Exp 05/21/10		$39,753
480		Put Option CBOT
		U.S. Treasury 10-Year Note 6/10
		Strike @ $92.000 - Exp 05/21/10		7,502
119		Put Option CME
		90-Day Eurodollar Future 06/10
		Strike @ $89.500 - Exp 06/14/10		744
690		Put Option CME
		90-Day Eurodollar Future 06/10
		Strike at $98.000 - Exp 06/14/10		4,313
198		Put Option LIFFE
		90-Day Sterling Future 06/10
		Strike @ 91.000 (GBP) - Exp 06/16/10		—
		Total Positions in Purchased Options
		(Cost $59,563)		52,312
		Total Long-Term Investments
		(Cost $2,423,866,399)		2,500,816,598

Principal Amount				Value
SHORT-TERM INVESTMENTS: 37.5%
		U.S. Government Agency Obligations: 34.6%
$40,885,000	S, Z	Federal Home Loan Bank, 0.070%, due 04/21/10		$40,883,407
46,400,000	S, Z	Federal Home Loan Bank, 0.070%, due 04/22/10		46,398,076
170,870,000	S, Z	Federal Home Loan Bank, 0.080%, due 04/14/10		170,864,390
79,105,000	S, Z	Federal Home Loan Bank, 0.080%, due 04/30/10		79,099,825
13,400,000	Z	Federal Home Loan Bank, 0.090%, due 06/23/10		13,397,213
9,400,000	Z	Federal Home Loan Bank, 0.110%, due 04/19/10		9,399,454
35,600,000	Z	Federal Home Loan Bank, 0.110%, due 05/26/10		35,593,692
45,300,000	S, Z	Federal Home Loan Bank, 0.120%, due 04/07/10		45,298,939
3,800,000	S, Z	Federal Home Loan Bank, 0.120%, due 05/12/10		3,799,453
60,560,000	S, Z	Federal Home Loan Bank, 0.120%, due 05/19/10		60,549,836
400,000	L, Z	Federal Home Loan Bank, 0.150%, due 04/05/10		399,992
44,000,000	Z	Federal Home Loan Bank, 0.160%, due 05/07/10		43,992,764
3,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.050%, due 04/20/10		3,499,905
14,300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.080%, due 04/06/10		14,299,798
26,600,000	S, Z	Federal Home Loan Mortgage Corporation, 0.080%, due 04/12/10		26,599,304
191,900,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 04/13/10		191,894,093
54,699,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/03/10		54,694,563
1,600,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 05/04/10		1,599,866
56,300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 04/05/10		56,299,061
16,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 04/19/10		16,498,986
80,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.150%, due 05/17/10		79,984,592
59,400,000	Z	Federal Home Loan Mortgage Corporation, 0.200%, due 08/03/10		59,359,073
8,500,000	S, Z	Federal National Mortgage Association, 0.090%, due 04/07/10		8,499,859
15,600,000	Z	Federal National Mortgage Association, 0.090%, due 06/02/10		15,597,582
8,400,000	Z	Federal National Mortgage Association, 0.090%, due 06/09/10		8,398,555
112,200,000	S, Z	Federal National Mortgage Association, 0.090%, due 06/21/10		112,177,336
6,200,000	Z	Federal National Mortgage Association, 0.090%, due 08/03/10		6,195,728
		Total U.S. Government Agency Obligations
		(Cost $1,205,275,342)		1,205,275,342
		U.S. Treasury Bills: 1.7%
36,800,000	S	0.160%, due 08/05/10		36,779,134
996,000	S	0.190%, due 08/26/10		995,227
3,015,000		0.190%, due 09/02/10		3,012,485
16,600,000		0.200%, due 09/05/10		16,598,596
		Total U.S. Treasury Bills
		(Cost $57,385,442)		57,385,442

Shares				Value
		Securities Lending Collateral(cc): 1.2%
41,546,078		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$41,546,078
2,280,616	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,824,493
		Total Securities Lending Collateral
		(Cost $43,826,694)		43,370,571
		Total Short-Term Investments
		(Cost $1,306,487,478)		1,306,031,355
		Total Investments in Securities
		(Cost $3,730,353,877)*	109.3%	$3,806,847,953
		Other Assets and Liabilities - Net	(9.3)	(325,484,232)
		Net Assets	100.0%	$3,481,363,721

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
±	Defaulted security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
^^	Structured Note
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen

At March 31, 2010, the Portfolio has received net $19,318,000 in cash collateral from various counterparties for open derivative contracts.
*	Cost for federal income tax purposes is $3,731,792,351.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$123,699,254
	Gross Unrealized Depreciation	(48,643,652)
	Net Unrealized Appreciation	$75,055,602

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$40,717,528	$—	$40,717,528
Positions In Purchased Options	52,312	—	—	52,312
Corporate Bonds/Notes	8,801,920	998,905,058	—	1,007,706,978
U.S. Government Agency Obligations	—	931,340,718	—	931,340,718
U.S. Treasury Obligations	—	97,617,830	—	97,617,830
Asset-Backed Securities	—	86,671,492	—	86,671,492
Collateralized Mortgage Obligations	—	164,062,661	507,467	164,570,128
Municipal Bonds	—	61,094,012	—	61,094,012
Other Bonds	—	107,027,000	4,018,600	111,045,600
Short-Term Investments	41,546,078	1,262,660,784	1,824,493	1,306,031,355
Total Investments, at value	$50,400,310	$3,750,097,083	$6,350,560	$3,806,847,953

Other Financial Instruments+:
Forward foreign currency contracts	—	4,467,667	—	4,467,667
Futures	12,947,832	—	—	12,947,832
Swaps, at value	—	25,678,465	1,096,303	26,774,768
Total Assets	$63,348,142	$3,780,243,215	$7,446,863	$3,851,038,220

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,369,558)	$—	$(1,369,558)
Futures	(1,356,380)	—	—	(1,356,380)
Swaps, at value	—	(1,207,572)	—	(1,207,572)
Written options	(277,558)	(2,743,872)	—	(3,021,430)
Total Liabilities	$(1,633,938)	$(5,321,002)	$—	$(6,954,940)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Collateralized Mortgage Obligations	$509,001	$—	$(3,351)	$(108)	$(117)	$2,042	$—	$—	$507,467
Other Bonds	3,997,016	—	—	—	—	21,584	—	—	4,018,600
Short-Term Investments	—	—	—	—	—	—	1,824,493	—	1,824,493
Total Investments, at value	$4,506,017	$—	$(3,351)	$(108)	$(117)	$23,626	$1,824,493	$—	$6,350,560
Other Financial Instruments+:
Swaps, at value	1,174,660	—	—	—	—	(81,588)	—	—	1,093,072
Total Assets	$5,680,677	$—	$(3,351)	$(108)	$(117)	$(57,962)	$1,824,493	$—	$7,443,632

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(1,702)	$—	$—	$—	$—	$4,933	$—	$—	$3,231
Total Liabilities	$(1,702)	$—	$—	$—	$—	$4,933	$—	$—	$3,231

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $54,243.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 4,607,000	BUY	4/1/10	$4,083,760	$4,227,614	$143,854
Australian Dollar
AUD 4,607,000	BUY	4/30/10	4,187,763	4,213,887	26,124
Chinese Yuan
CNY 1,087,200	BUY	8/25/10	160,000	159,491	(509)
Chinese Yuan
CNY 10,864,000	BUY	8/25/10	1,600,000	1,593,732	(6,268)
Chinese Yuan
CNY 3,469,358	BUY	8/25/10	510,500	508,950	(1,550)
Chinese Yuan
CNY 3,469,358	BUY	8/25/10	510,500	508,950	(1,550)
Chinese Yuan
CNY 3,469,869	BUY	8/25/10	510,500	509,024	(1,476)
Chinese Yuan
CNY 3,468,848	BUY	8/25/10	510,500	508,875	(1,625)
Chinese Yuan
CNY 5,506,785	BUY	8/25/10	810,000	807,837	(2,163)
Chinese Yuan
CNY 2,310,980	BUY	8/25/10	340,000	339,017	(983)
Chinese Yuan
CNY 6,668,500	BUY	8/25/10	1,000,000	978,259	(21,741)
Chinese Yuan
CNY 6,670,000	BUY	8/25/10	1,000,000	978,479	(21,521)
Chinese Yuan
CNY 6,665,000	BUY	8/25/10	1,000,000	977,745	(22,255)
Chinese Yuan
CNY 6,638,340	BUY	8/25/10	996,000	973,834	(22,166)
Chinese Yuan
CNY 1,998,038	BUY	11/17/10	301,000	293,944	(7,056)
Chinese Yuan
CNY 7,953,567	BUY	11/17/10	1,199,000	1,170,101	(28,899)
Chinese Yuan
CNY 7,813,674	BUY	11/17/10	1,178,000	1,149,521	(28,479)
Chinese Yuan
CNY 6,479,022	BUY	11/17/10	979,000	953,171	(25,829)
Chinese Yuan
CNY 4,226,050	BUY	11/17/10	638,569	621,722	(16,847)
Chinese Yuan
CNY 4,042,376	BUY	11/17/10	611,000	594,700	(16,300)
Chinese Yuan
CNY 4,036,980	BUY	11/17/10	610,000	593,906	(16,094)
Chinese Yuan
CNY 2,883,833	BUY	11/23/10	435,000	424,375	(10,625)
Chinese Yuan
CNY 2,018,256	BUY	11/23/10	304,000	297,000	(7,000)
EU Euro
EUR 3,440,000	BUY	4/26/10	4,664,640	4,646,372	(18,268)
EU Euro
EUR 129,000	BUY	4/26/10	175,558	174,239	(1,319)
EU Euro
EUR 1,005,000	BUY	4/26/10	1,384,517	1,357,443	(27,074)
EU Euro
EUR 29,378,000	BUY	4/26/10	40,016,949	39,680,553	(336,396)
Indonesian Rupiah
IDR 15,443,960,000	BUY	10/7/10	1,520,000	1,633,585	113,585
Indonesian Rupiah
IDR 4,373,100,000	BUY	10/7/10	430,000	462,565	32,565
Indonesian Rupiah
IDR 7,251,309,000	BUY	10/7/10	730,000	767,007	37,007
Indonesian Rupiah
IDR 12,352,705,500	BUY	10/7/10	1,230,000	1,306,607	76,607
Japanese Yen
JPY 1,185,600,000	BUY	4/19/10	13,153,603	12,682,906	(470,697)
South Korean Won
KRW 130,000,000	BUY	7/28/10	109,705	114,376	4,671
South Korean Won
KRW 128,960,772	BUY	7/28/10	108,071	113,461	5,390
South Korean Won
KRW 128,799,645	BUY	7/28/10	109,171	113,320	4,149
South Korean Won
KRW 214,128,000	BUY	7/28/10	181,058	188,393	7,335

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South Korean Won
KRW 5,834,859,000	BUY	8/27/10	$4,896,248	$5,127,727	$231,479
South Korean Won
KRW 512,539,000	BUY	8/27/10	435,351	450,424	15,073
South Korean Won
KRW 230,493,000	BUY	11/12/10	196,868	201,977	5,109
South Korean Won
KRW 125,999,083	BUY	11/12/10	107,899	110,411	2,512
South Korean Won
KRW 340,050,000	BUY	11/12/10	300,000	297,980	(2,020)
South Korean Won
KRW 698,907,500	BUY	11/12/10	610,000	612,441	2,441
South Korean Won
KRW 713,682,000	BUY	11/12/10	620,000	625,388	5,388
South Korean Won
KRW 185,440,000	BUY	11/12/10	160,000	162,498	2,498
South Korean Won
KRW 381,051,000	BUY	11/12/10	330,000	333,909	3,909
South Korean Won
KRW 386,050,500	BUY	11/12/10	330,000	338,290	8,290
South Korean Won
KRW 385,852,500	BUY	11/12/10	330,000	338,116	8,116
South Korean Won
KRW 187,680,000	BUY	11/12/10	160,000	164,461	4,461
South Korean Won
KRW 186,848,000	BUY	11/12/10	160,000	163,732	3,732
South Korean Won
KRW 373,632,000	BUY	11/12/10	320,000	327,408	7,408
South Korean Won
KRW 371,808,000	BUY	11/12/10	320,000	325,809	5,809
South Korean Won
KRW 360,406,000	BUY	11/12/10	310,000	315,818	5,818
South Korean Won
KRW 235,640,000	BUY	11/12/10	200,000	206,488	6,488
South Korean Won
KRW 235,280,000	BUY	11/12/10	200,000	206,172	6,172
South Korean Won
KRW 364,401,900	BUY	11/12/10	308,371	319,320	10,949
Mexican Peso
MXN 257,774	BUY	4/22/10	19,318	20,804	1,486
Mexican Peso
MXN 196,506	BUY	4/22/10	14,844	15,859	1,015
Mexican Peso
MXN 3,253,201	BUY	4/22/10	253,000	262,554	9,554
Mexican Peso
MXN 143,330	BUY	4/22/10	11,109	11,568	459
Mexican Peso
MXN 3,359,071	BUY	9/24/10	260,625	266,181	5,556
Malaysian Ringgit
MYR 4,102,860	BUY	6/14/10	1,180,000	1,252,544	72,544
Malaysian Ringgit
MYR 4,102,270	BUY	6/14/10	1,180,000	1,252,363	72,363
Malaysian Ringgit
MYR 498,818	BUY	6/14/10	145,555	152,282	6,727
Malaysian Ringgit
MYR 1,214,964	BUY	10/12/10	360,000	368,395	8,395
Malaysian Ringgit
MYR 1,225,836	BUY	10/12/10	360,000	371,691	11,691
Malaysian Ringgit
MYR 1,230,336	BUY	10/12/10	360,000	373,056	13,056
Malaysian Ringgit
MYR 824,328	BUY	10/12/10	240,000	249,948	9,948
Malaysian Ringgit
MYR 1,651,200	BUY	10/12/10	480,000	500,668	20,668
Malaysian Ringgit
MYR 4,292,371	BUY	10/12/10	1,253,613	1,301,510	47,897
Philippine Peso
PHP 11,617,200	BUY	4/16/10	252,000	256,621	4,621
Philippine Peso
PHP 2,214,000	BUY	11/15/10	47,511	47,873	362
Philippine Peso
PHP 2,241,000	BUY	11/15/10	48,225	48,457	232
Philippine Peso
PHP 2,140,000	BUY	11/15/10	46,002	46,273	271
Philippine Peso
PHP 2,195,000	BUY	11/15/10	47,449	47,462	13
Philippine Peso
PHP 2,827,200	BUY	11/15/10	61,301	61,132	(169)
Singapore Dollar
SGD 672,000	BUY	6/16/10	484,618	480,176	(4,442)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Singapore Dollar
SGD 225,768	BUY	6/16/10	$160,000	$161,322	$1,322
Singapore Dollar
SGD 169,605	BUY	6/16/10	120,000	121,191	1,191
Singapore Dollar
SGD 284,186	BUY	6/16/10	200,000	203,064	3,064
Singapore Dollar
SGD 71,340	BUY	6/16/10	50,154	50,976	822
Singapore Dollar
SGD 314,372	BUY	9/16/10	223,403	224,531	1,128
Singapore Dollar
SGD 491,144	BUY	9/16/10	350,642	350,785	143
Singapore Dollar
SGD 365,085	BUY	9/16/10	259,349	260,752	1,403
Taiwan New Dollar
TWD 15,980,772	BUY	6/10/10	503,569	507,115	3,546
Taiwan New Dollar
TWD 14,532,000	BUY	6/10/10	456,895	461,142	4,247
Taiwan New Dollar
TWD 14,165,000	BUY	10/12/10	451,546	454,911	3,365
Taiwan New Dollar
TWD 5,121,000	BUY	10/12/10	163,741	164,461	720
Taiwan New Dollar
TWD 1,032,568	BUY	10/12/10	33,223	33,161	(62)
					$(26,635)
Canadian Dollar
CAD 3,224,000	SELL	4/6/10	$3,091,973	$3,174,316	$(82,343)
Danish Krone
DKK 99,090,000	SELL	5/10/10	18,131,747	17,972,131	159,616
EU Euro
EUR 4,000,000	SELL	4/26/10	5,665,040	5,402,758	262,282
EU Euro
EUR 4,720,000	SELL	4/26/10	6,442,300	6,375,254	67,046
EU Euro
EUR 4,754,000	SELL	4/26/10	6,513,028	6,421,177	91,851
EU Euro
EUR 36,355,000	SELL	4/26/10	49,759,088	49,104,313	654,775
EU Euro
EUR 4,453,000	SELL	4/26/10	6,063,263	6,014,620	48,643
EU Euro
EUR 1,124,000	SELL	4/26/10	1,530,137	1,518,175	11,962
EU Euro
EUR 6,130,000	SELL	4/26/10	8,328,506	8,279,726	48,780
EU Euro
EUR 1,035,000	SELL	4/26/10	1,401,252	1,397,964	3,288
EU Euro
EUR 2,682,000	SELL	4/26/10	3,652,307	3,622,549	29,758
EU Euro
EUR 3,494,000	SELL	4/26/10	4,808,314	4,719,309	89,005
EU Euro
EUR 23,635,000	SELL	4/26/10	32,290,610	31,923,544	367,066
EU Euro
EUR 29,142,000	SELL	4/26/10	40,146,864	39,361,790	785,074
British Pound
GBP 14,288,000	SELL	6/24/10	21,514,885	21,670,812	(155,927)
Japanese Yen
JPY 53,467,589	SELL	4/6/10	577,000	571,926	5,074
Japanese Yen
JPY 71,869,392	SELL	4/6/10	775,000	768,764	6,236
Japanese Yen
JPY 501,234,000	SELL	4/16/10	5,510,815	5,361,840	148,975
Japanese Yen
JPY 1,258,704,000	SELL	4/19/10	13,909,515	13,464,933	444,582
Japanese Yen
JPY 374,279,000	SELL	4/19/10	4,138,789	4,003,834	134,955
Japanese Yen
JPY 125,295,000	SELL	4/19/10	1,354,248	1,340,338	13,910
Mexican Peso
MXN 491,740	SELL	4/22/10	37,134	39,687	(2,553)
Mexican Peso
MXN 3,359,071	SELL	4/22/10	265,329	271,098	(5,769)
Philippine Peso
PHP 2,214,000	SELL	4/16/10	48,362	48,907	(545)
Philippine Peso
PHP 2,241,000	SELL	4/16/10	49,080	49,503	(423)
Philippine Peso
PHP 2,140,000	SELL	4/16/10	46,817	47,272	(455)
Philippine Peso
PHP 2,195,000	SELL	4/16/10	48,327	48,487	(160)
Philippine Peso
PHP 2,827,200	SELL	4/16/10	62,493	62,452	41
					$3,124,744

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
90-Day Eurodollar	3,593	06/14/10	$894,926,475	$5,062,984
90-Day Eurodollar	1,605	09/13/10	399,103,312	2,442,582
90-Day Eurodollar	1,702	12/13/10	421,968,350	2,839,381
90-Day Eurodollar	521	03/14/11	128,713,050	1,610,053
90-Day Eurodollar	28	06/13/11	6,891,150	49,424
90-Day Eurodollar	28	09/19/11	6,865,600	47,824
90-Day Eurodollar	28	12/19/11	6,840,750	45,251
90-Day Sterling	299	06/16/10	56,313,754	293,637
90-Day Sterling	149	09/15/10	28,017,485	20,723
90-Day Sterling	150	12/15/10	28,137,235	35,453
Euro-Bobl 5-Year	653	06/08/10	103,262,163	307,066
Euro-Bund	231	06/08/10	38,485,440	193,454
U.S. Treasury 2-Year Note	2,661	06/30/10	577,312,252	(390,861)
U.S. Treasury 5-Year Note	10	06/30/10	1,148,438	(8,203)
U.S. Treasury 10-Year Note	1,514	06/21/10	176,002,500	(957,316)
			$2,873,987,954	$11,591,452

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	$11,520	$—	$11,520
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	512,278	—	512,278
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	88,404	—	88,404
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	29,574	—	29,574
							$641,776	$—	$641,776

Credit Default Swaps on Credit Indices - Sell Protection (2)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	$163,062	$131,160	$31,902
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	24,840	24,774	66
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	300,000	37,259	37,701	(442)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	12,420	12,617	(197)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	12,420	12,337	83
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	3,231	—	3,231
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	38,988	—	38,988
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	41,052	—	41,052
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	343,789	—	343,789
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	208,464	—	208,464
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	32,992	—	32,992
							$918,517	$218,589	$699,928

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	0.62	USD	5,300,000	$174,511	$—	$174,511
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	2.29	USD	6,100,000	572,808	(413,378)	986,186
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	0.69	USD	2,200,000	10,441	—	10,441
Goldman Sachs International	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	0.98	USD	1,500,000	1,247	(25,794)	27,041
UBS AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	03/20/15	0.98	USD	1,500,000	1,247	(26,462)	27,709
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	600,000	1,233	(3,065)	4,298
Goldman Sachs International	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	500,000	1,027	(2,411)	3,438
UBS AG	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.79	USD	1,700,000	3,493	(8,196)	11,689
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.31	USD	500,000	(7,461)	(7,187)	(274)
Goldman Sachs International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.31	USD	500,000	(7,460)	(6,712)	(748)
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	2.74	USD	700,000	47,216	—	47,216
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	2.74	USD	200,000	5,139	—	5,139
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	1.73	USD	5,900,000	(20,718)	—	(20,718)
Morgan Stanley & Co. International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	1.76	USD	1,200,000	13,907	—	13,907
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	1.76	USD	1,200,000	13,907	—	13,907
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	1.36	USD	1,800,000	212,055	—	212,055
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	1.38	USD	7,000,000	647,676	—	647,676
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	1.36	USD	7,600,000	707,524	—	707,524
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	1.36	USD	6,200,000	620,968	—	620,968
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	1.36	USD	4,500,000	470,562	—	470,562
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	1.36	USD	3,600,000	443,175	—	443,175
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	03/20/11	0.93	USD	3,700,000	2,542	(20,561)	23,103
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	1.36	USD	4,200,000	425,104	—	425,104
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	1.36	USD	3,900,000	466,337	—	466,337
Goldman Sachs International	General Electric Capital Corp. 5.625%, 09/15/17	Sell	8.000	03/20/11	0.94	USD	1,800,000	123,608	—	123,608
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	0.94	USD	5,700,000	(17,993)	—	(17,993)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	1.29	USD	5,700,000	(98,700)	—	(98,700)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	0.94	USD	1,400,000	(2,239)	—	(2,239)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	0.96	USD	6,800,000	(12,942)	—	(12,942)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	2.92	USD	1,000,000	16,913	—	16,913
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	2.92	USD	1,300,000	56,485	—	56,485
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	2.92	USD	1,100,000	7,182	—	7,182
Citibank N.A., New York	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.47	USD	1,100,000	(11,232)	(17,505)	6,273
Goldman Sachs International	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.47	USD	2,400,000	(24,505)	(40,906)	16,401
The Royal Bank of Scotland PLC	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.47	USD	1,000,000	(10,210)	(16,835)	6,625
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/2022	Sell	1.000	03/20/15	0.64	USD	2,000,000	34,135	22,804	11,331
Deutsche Bank AG	Metlife Inc. 5.000%, 06/15/15	Sell	1.000	03/20/15	1.90	USD	13,500,000	(545,039)	(790,751)	245,712
Goldman Sachs International	Morgan Stanley 6.600%, 04/01/12	Sell	1.000	03/20/11	0.95	USD	1,700,000	829	(1,648)	2,477
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	1.83	USD	2,600,000	(86,836)	—	(86,836)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	3.04	USD	3,100,000	156,173	—	156,173
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	3.31	USD	1,800,000	102,356	(185,318)	287,674
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	3.31	USD	7,600,000	432,171	(786,637)	1,218,808
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/10	1.34	USD	100,000	1,748	(3,659)	5,407
BNP Paribas SA	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	600,000	6,740	4,226	2,514
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	200,000	2,247	1,322	925
Goldman Sachs International	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	06/20/15	0.78	USD	16,300,000	172,348	149,897	22,451
Morgan Stanley Capital Services Inc.	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.75	USD	600,000	6,740	4,226	2,514
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	2,000,000	(12,954)	(43,673)	30,719
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	2,000,000	(12,954)	(44,568)	31,614
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.14	USD	1,000,000	(6,477)	(22,284)	15,807
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.520	03/20/13	0.77	USD	1,300,000	28,464	—	28,464
								$5,112,538	$(2,285,075)	$7,397,613

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

(1)                 If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	34,600,000	$(212,789)	$8,659	$(221,448)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/11	AUD	3,200,000	(19,680)	4,119	(23,799)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/12	AUD	28,800,000	156,926	—	156,926

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	2,700,000	(2,241)	—	(2,241)

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	7,100,000	13,140	11,724	1,416

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	33,000,000	67,843	22,133	45,710

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	78,300,000	65,163	20,565	44,598

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/14	BRL	9,500,000	88,475	77,755	10,720

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	6,100,000	26,310	26,327	(17)

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	2,400,000	(1,709)	—	(1,709)

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	14,900,000	12,400	3,174	9,226

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/14	BRL	1,600,000	12,622	10,070	2,552

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	280,929	(41,181)	322,110

Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/12	BRL	6,700,000	1,118	—	1,118

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/13	BRL	7,900,000	22,808	19,128	3,680

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/14	BRL	9,600,000	37,961	25,904	12,057

Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	346,059	(17,681)	363,740

Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London	10/15/10	EUR	1,500,000	81,728	—	81,728

Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC	06/16/15	EUR	166,500,000	5,165,073	489,127	4,675,946

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	6,200,000	771,106	(69,037)	840,143

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Citibank N.A., New York	06/16/20	EUR	3,400,000	$54,994	$11,996	$42,998

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Goldman Sachs Bank USA	06/16/15	EUR	7,000,000	(6,478)	(18,571)	12,093

Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Deutsche Bank AG Frankfurt AM Main	06/16/15	EUR	96,600,000	2,996,673	16,220	2,980,453

Receive a fixed rate equal to 3.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Goldman Sachs Bank USA	06/16/15	EUR	46,500,000	1,442,498	37,379	1,405,119

Receive a fixed rate equal to 2.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/16/15	EUR	3,500,000	(3,239)	(10,942)	7,703

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	871,631	(187,038)	1,058,669

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	117,943	(26,026)	143,969

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	143,231	—	143,231

Receive a fixed rate equal to 7.640% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs International	03/01/17	MXN	148,800,000	79,135	(883)	80,018

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: HSBC Bank USA, N.A.	01/28/15	MXN	78,000,000	63,660	33,486	30,174

Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/16/10	USD	193,300,000	3,550,337	2,320,628	1,229,709

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/16/15	USD	30,300,000	1,548,422	1,611,025	(62,603)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/16/15	USD	23,600,000	1,206,032	1,320,557	(114,525)
				$18,978,081	$5,698,617	$13,279,464

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on March 31, 2010:

Written Swaptions on Credit Default Swap Indices

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Strike Price	Expiration Date	Notional Amount		Premium Received	Value
Call OTC Swaption	Morgan Stanley Capital Services Inc.	iTraxx Europe Series 12 Version 1	Receive	0.700%	06/16/10	EUR	3,500,000	$7,935	$(11,956)
Call OTC Swaption	Barclays Bank PLC	CDX.NA.IG.13	Receive	0.800%	06/16/10	USD	8,000,000	13,600	(20,059)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	iTraxx Europe Series 12 Version 1	Pay	1.400%	06/16/10	EUR	3,500,000	9,119	(2,030)
Put OTC Swaption	Barclays Bank PLC	CDX.NA.IG.13	Pay	1.300%	06/16/10	USD	8,000,000	19,200	(4,172)
								$49,854	$(38,217)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on March 31, 2010 (continued)

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Notional	Premium
Description/Name of Issuer	Price		Date	Contracts	Amount	Received	Value

Put Option CBOT
US Treasury 10-Year Note Future 05/10	USD	115.00	04/23/10	13		$1,999	$(3,656)

Call Option CBOT
US Treasury 10-Year Note Future 05/10	USD	119.00	04/23/10	13		4,030	(610)

Put Option CBOT
US Treasury 10-Year Note Future 06/10	USD	114.00	05/21/10	60		18,600	(20,625)

Put Option CBOT
US Treasury 10-Year Note Future 06/10	USD	115.00	05/21/10	214		84,215	(123,720)

Call Option CBOT
US Treasury 10-Year Note Future 06/10	USD	119.00	05/21/10	148		53,674	(25,438)

Call Option CBOT
US Treasury 10-Year Note Future 06/10	USD	120.00	05/21/10	126		39,060	(9,844)

Put Option CBOT
U.S. Treasury Long Bond Future 06/10	USD	119.00	05/21/10	62		50,954	(15,500)

Call Option CBOT
U.S. Treasury Long Bond Future 06/10	USD	111.00	05/21/10	62		59,394	(31,000)

Put Option EUX
Euro-Bund Future 06/10	EUR	120.00	05/31/10	97		15,993	(13,101)

Call Option EUX
Euro-Bund Future 06/10	EUR	125.00	05/31/10	97		41,316	(34,064)

Foreign Currency Options

Put Option OTC - Citi Bank N.A., New York
JPY/USD Currency Option 04/10	JPY	88.00	04/20/10		34,600,000	298,598	(10,699)

Call Option OTC - Citi Bank N.A., New York
JPY/USD Currency Option 04/10	JPY	94.00	04/20/10		34,600,000	159,160	(268,654)

						$826,993	$(556,911)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on March 31, 2010 (continued)

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	04/19/10	USD	70,500,000	$423,210	$(27,457)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	04/19/10	USD	97,700,000	583,464	(38,050)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.250%	08/31/10	USD	89,100,000	233,310	(201,047)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Receive	3.500%	06/14/10	USD	19,300,000	117,730	(55,399)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Receive	3.250%	10/29/10	USD	7,000,000	31,850	(22,745)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	2.750%	04/19/10	USD	2,200,000	10,078	(12)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	17,200,000	180,080	(151)
Call OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Receive	3.250%	10/29/10	USD	24,100,000	139,780	(78,308)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	15,800,000	154,500	(139)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.250%	04/19/10	USD	2,800,000	25,200	(25)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.500%	06/14/10	USD	63,600,000	292,885	(182,560)
Call OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Receive	3.600%	05/21/10	USD	9,600,000	34,560	(32,307)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	3.250%	08/31/10	USD	39,300,000	161,130	(85,452)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	31,700,000	431,074	(8,561)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	63,000,000	575,505	(54)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	89,100,000	463,920	(464,735)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.500%	06/14/10	USD	19,300,000	47,285	(38,927)
Put OTC Swaption	BNP Paribas	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	17,000,000	167,110	(4,591)
Put OTC Swaption	BNP Paribas	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	150,000,000	1,485,275	(128)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	11,500,000	282,900	(3,106)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR	Pay	5.000%	10/29/10	USD	7,000,000	33,250	(39,568)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.000%	04/19/10	USD	700,000	8,610	(9)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	17,200,000	400,875	(4,645)
Put OTC Swaption	Credit Suisse International	3-month USD-LIBOR	Pay	5.000%	10/29/10	USD	24,100,000	175,930	(136,226)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	78,800,000	1,567,336	(21,281)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	117,000,000	1,517,750	(100)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	32,000,000	344,782	(865)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	21,000,000	331,800	(5,671)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	11,100,000	105,450	—
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	125,000,000	1,383,750	(3,378)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	10.000%	07/10/12	USD	19,400,000	116,885	(7,708)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.000%	12/01/10	USD	83,900,000	528,570	(499,197)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.500%	06/14/10	USD	63,600,000	165,363	(128,277)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.100%	05/21/10	USD	9,600,000	72,720	(53,180)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.250%	04/19/10	USD	4,000,000	72,744	(1,080)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	04/19/10	USD	7,500,000	77,438	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	101,000,000	1,269,975	(86)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	27,100,000	224,054	(732)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	28,000,000	198,800	(3,163)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	95,000,000	713,638	(2,395)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.750%	08/31/10	USD	39,300,000	184,710	(183,954)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.000%	12/01/10	USD	15,300,000	98,685	(91,033)
								$15,433,961	$(2,426,302)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Inflation Floors Outstanding on March 31, 2010:

Inflation Floors

		Strike	Floor	Termination	Notional	Market	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount	Value	(Received)	(Depreciation)
Deutsche Bank AG New York	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	3/10/20	2,800,000	$(19,550)	$21,000	$1,450
Citibank N.A., New York	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	3/12/20	7,800,000	(64,166)	66,000	1,834
						$(83,716)	$87,000	$3,284

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Credit contracts	$6,634,614
Equity contracts	—
Foreign exchange contracts	2,818,756
Interest rate contracts	27,781,957
Total	$37,235,327

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 2.8%
13,300		Lockheed Martin Corp.	$1,106,826
15,500		Northrop Grumman Corp.	1,016,335
21,668		United Technologies Corp.	1,594,981
			3,718,142
		Apparel: 1.8%
29,149		VF Corp.	2,336,292
			2,336,292
		Auto Manufacturers: 3.0%
91,617		Paccar, Inc.	3,970,681
			3,970,681
		Auto Parts & Equipment: 3.1%
124,765		Johnson Controls, Inc.	4,115,997
			4,115,997
		Banks: 7.0%
36,016		Bank of New York Mellon Corp.	1,112,174
29,076		JPMorgan Chase & Co.	1,301,151
21,967		Northern Trust Corp.	1,213,896
65,775		SunTrust Bank	1,762,112
106,224		US Bancorp.	2,749,077
34,464		Wells Fargo & Co.	1,072,520
			9,210,930
		Chemicals: 4.3%
49,103		EI Du Pont de Nemours & Co.	1,828,596
128,897		Valspar Corp.	3,799,883
			5,628,479
		Cosmetics/Personal Care: 3.4%
36,449		Colgate-Palmolive Co.	3,107,642
21,318		Procter & Gamble Co.	1,348,790
			4,456,432
		Distribution/Wholesale: 1.3%
39,302		Genuine Parts Co.	1,660,116
			1,660,116
		Diversified Financial Services: 1.4%
33,311		T. Rowe Price Group, Inc.	1,829,773
			1,829,773
		Electric: 6.7%
71,255		Duke Energy Corp.	1,162,882
35,719		FirstEnergy Corp.	1,396,256
75,869		NSTAR	2,687,280
24,620		PPL Corp.	682,220
42,897		Public Service Enterprise Group, Inc.	1,266,319
47,907		Southern Co.	1,588,596
			8,783,553
		Electrical Components & Equipment: 2.8%
74,098		Emerson Electric Co.	3,730,093
			3,730,093
		Entertainment: 1.0%
108,924	@	Cedar Fair LP	1,300,553
			1,300,553
		Environmental Control: 0.9%
43,071		Mine Safety Appliances Co.	1,204,265
			1,204,265
		Food: 8.4%
23,013		General Mills, Inc.	1,629,090
51,597		Hershey Co.	2,208,868
58,929		HJ Heinz Co.	2,687,752
21,626		JM Smucker Co.	1,303,183
36,604		Kellogg Co.	1,955,752
40,295		Sysco Corp.	1,188,703
			10,973,348
		Gas: 2.3%
55,252		AGL Resources, Inc.	2,135,490
18,600		National Fuel Gas Co.	940,230
			3,075,720
		Hand/Machine Tools: 0.9%
27,185		Snap-On, Inc.	1,178,198
			1,178,198
		Healthcare - Products: 1.3%
30,283		Baxter International, Inc.	1,762,471
			1,762,471
		Household Products/Wares: 1.3%
26,971		Clorox Co.	1,729,920
			1,729,920

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares		Value
	Insurance: 5.7%
33,398	Aflac, Inc.	$1,813,177
58,878	Chubb Corp.	3,052,824
36,884	Cincinnati Financial Corp.	1,065,948
27,902	Travelers Cos., Inc.	1,505,034
		7,436,983
	Iron/Steel: 1.7%
22,948	Carpenter Technology Corp.	839,897
30,063	Nucor Corp.	1,364,259
		2,204,156
	Machinery - Construction & Mining: 0.7%
14,319	Caterpillar, Inc.	899,949
		899,949
	Machinery - Diversified: 1.3%
16,051	Deere & Co.	954,392
28,208	Gorman-Rupp Co.	717,612
		1,672,004
	Media: 0.7%
29,584	Reed Elsevier PLC ADR	949,351
		949,351
	Metal Fabricate/Hardware: 1.0%
43,276	Timken Co.	1,298,713
		1,298,713
	Mining: 2.3%
38,310	Compass Minerals International, Inc.	3,073,611
		3,073,611
	Miscellaneous Manufacturing: 1.3%
36,777	Illinois Tool Works, Inc.	1,741,759
		1,741,759
	Oil & Gas: 10.9%
19,907	Chevron Corp.	1,509,548
44,477	ConocoPhillips	2,275,888
66,198	EQT Corp.	2,714,118
16,099	ExxonMobil Corp.	1,078,311
76,675	Marathon Oil Corp.	2,425,997
99,279	Questar Corp.	4,288,853
		14,292,715
	Packaging & Containers: 0.7%
29,222	Sonoco Products Co.	899,745
		899,745
	Pharmaceuticals: 6.5%
43,402	Abbott Laboratories	2,286,417
78,612	Bristol-Myers Squibb Co.	2,098,940
55,300	Eli Lilly & Co.	2,002,966
56,796	Merck & Co., Inc.	2,121,331
		8,509,654
	Pipelines: 1.3%
72,801	Spectra Energy Corp.	1,640,207
		1,640,207
	Retail: 1.6%
58,622	Lowe’s Cos., Inc.	1,420,997
9,693	McDonald’s Corp.	646,717
		2,067,714
	Semiconductors: 4.3%
57,416	Analog Devices, Inc.	1,654,729
43,200	Applied Materials, Inc.	582,336
63,011	Intel Corp.	1,402,625
71,390	Microchip Technology, Inc.	2,010,342
		5,650,032
	Telecommunications: 3.7%
43,400	AT&T, Inc.	1,121,456
62,748	CenturyTel, Inc.	2,225,044
46,813	Verizon Communications, Inc.	1,452,139
		4,798,639
	Total Common Stock
	(Cost $122,405,423)	127,800,195

REAL ESTATE INVESTMENT TRUSTS: 2.2%
	Health Care: 1.0%
36,672	Nationwide Health Properties, Inc.	1,289,021
		1,289,021
	Office Property: 0.7%
14,740	Alexandria Real Estate Equities, Inc.	996,424
		996,424
	Shopping Centers: 0.5%
17,616	Regency Centers Corp.	660,072
		660,072
	Total Real Estate Investment Trusts
	(Cost $2,101,505)	2,945,517

	Total Long-Term Investments
	(Cost $124,506,928)	130,745,712

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Affiliated Mutual Fund: 0.2%
201,936		ING Institutional Prime Money Market Fund - Class I		$201,936

		Total Short-Term Investments
		(Cost $201,936)		201,936

		Total Investments in Securities
		(Cost $124,708,864)*	99.8%	$130,947,648
		Other Assets and Liabilities - Net	0.2	285,568
		Net Assets	100.0%	$131,233,216

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $125,313,344.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,382,107
		Gross Unrealized Depreciation		(8,747,803)
		Net Unrealized Appreciation		$5,634,304

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$127,800,195	$—	$—	$127,800,195
Real Estate Investment Trusts	2,945,517	—	—	2,945,517
Short-Term Investments	201,936	—	—	201,936
Total Investments, at value	$130,947,648	$—	$—	$130,947,648

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Aerospace/Defense: 3.0%
14,118		General Dynamics Corp.	$1,089,910
6,366		Lockheed Martin Corp.	529,779
13,077		United Technologies Corp.	962,598
			2,582,287
		Apparel: 0.9%
20,027		Coach, Inc.	791,467
			791,467
		Auto Manufacturers: 3.0%
66,607	@	Ford Motor Co.	837,250
40,700		Paccar, Inc.	1,763,938
			2,601,188
		Auto Parts & Equipment: 2.5%
10,290	@	BorgWarner, Inc.	392,872
53,460		Johnson Controls, Inc.	1,763,645
			2,156,517
		Banks: 7.4%
35,195		Bank of America Corp.	628,231
29,249		Bank of New York Mellon Corp.	903,209
13,533		JPMorgan Chase & Co.	605,602
42,176		Keycorp	326,864
22,431		Morgan Stanley	657,004
12,428		Northern Trust Corp.	686,771
9,493		PNC Financial Services Group, Inc.	566,732
12,789		State Street Corp.	577,295
25,939		US Bancorp.	671,301
18,045		Wells Fargo & Co.	561,560
7,234		Zions Bancorp.	157,846
			6,342,415
		Beverages: 1.0%
12,889		PepsiCo, Inc.	852,736
			852,736
		Chemicals: 2.8%
7,245		Air Products & Chemicals, Inc.	535,768
10,520		Ecolab, Inc.	462,354
15,120		EI Du Pont de Nemours & Co.	563,069
7,219		Monsanto Co.	515,581
4,296		Praxair, Inc.	356,568
			2,433,340
		Coal: 0.3%
5,951		Consol Energy, Inc.	253,870
			253,870
		Commercial Services: 0.8%
14,704		Automatic Data Processing, Inc.	653,887
			653,887
		Computers: 4.5%
1,599	@	Apple, Inc.	375,653
7,234		DST Systems, Inc.	299,849
19,727	@	EMC Corp.	355,875
37,374		Hewlett-Packard Co.	1,986,426
3,764		International Business Machines Corp.	482,733
4,796	@	Research In Motion Ltd.	354,664
			3,855,200
		Cosmetics/Personal Care: 2.4%
18,580		Colgate-Palmolive Co.	1,584,131
7,251		Estee Lauder Cos., Inc.	470,372
			2,054,503
		Diversified Financial Services: 3.0%
1,220		CME Group, Inc.	385,654
10,017		Franklin Resources, Inc.	1,110,885
20,378		T. Rowe Price Group, Inc.	1,119,364
			2,615,903
		Electric: 1.5%
3,704		FirstEnergy Corp.	144,789
8,007		PPL Corp.	221,874
13,889		Public Service Enterprise Group, Inc.	410,003
15,186		Southern Co.	503,568
			1,280,234
		Electrical Components & Equipment: 0.8%
14,488		Emerson Electric Co.	729,326
			729,326
		Food: 6.3%
12,653		Campbell Soup Co.	447,284
11,830		General Mills, Inc.	837,446
25,232		Hershey Co.	1,080,182

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Food (continued)
19,833		HJ Heinz Co.	$904,583
10,966		Kellogg Co.	585,913
28,405		Kraft Foods, Inc.	858,967
23,978		Sysco Corp.	707,351
			5,421,726
		Healthcare - Products: 7.1%
10,272		Baxter International, Inc.	597,830
21,083		Becton Dickinson & Co.	1,659,865
7,679		Covidien PLC	386,100
12,848		CR Bard, Inc.	1,112,894
7,849		Johnson & Johnson	511,755
9,833		Medtronic, Inc.	442,780
19,963	@	St. Jude Medical, Inc.	819,481
9,623		Stryker Corp.	550,628
			6,081,333
		Household Products/Wares: 0.3%
3,841		Clorox Co.	246,362
			246,362
		Insurance: 2.5%
32,041		Chubb Corp.	1,661,326
8,835		Travelers Cos., Inc.	476,560
			2,137,886
		Machinery - Construction & Mining: 0.8%
10,713		Caterpillar, Inc.	673,312
			673,312
		Machinery - Diversified: 1.9%
18,173		Deere & Co.	1,080,567
9,571		Rockwell Automation, Inc.	539,422
			1,619,989
		Media: 3.4%
23,724		John Wiley & Sons, Inc.	1,026,775
28,338		McGraw-Hill Cos., Inc.	1,010,250
75,450		Reed Elsevier NV	915,653
			2,952,678
		Mining: 4.5%
43,855		Alcoa, Inc.	624,495
5,826		BHP Billiton Ltd. ADR	467,944
9,598		Freeport-McMoRan Copper & Gold, Inc.	801,817
33,465		Rio Tinto PLC	1,978,406
			3,872,662
		Miscellaneous Manufacturing: 2.7%
9,448		3M Co.	789,569
33,146		General Electric Co.	603,257
4,423		Honeywell International, Inc.	200,229
6,061		Illinois Tool Works, Inc.	287,049
6,441		Parker Hannifin Corp.	416,990
			2,297,094
		Office/Business Equipment: 1.3%
24,708		Canon, Inc. ADR	1,141,757
			1,141,757
		Oil & Gas: 8.4%
15,655		Apache Corp.	1,588,983
29,373		Chevron Corp.	2,227,355
16,701		ConocoPhillips	854,590
9,421		Ensco International PLC ADR	421,872
13,375		ExxonMobil Corp.	895,858
9,971		Hess Corp.	623,686
18,440		Marathon Oil Corp.	583,442
			7,195,786
		Oil & Gas Services: 0.9%
11,793		Schlumberger Ltd.	748,384
			748,384
		Pharmaceuticals: 4.4%
21,561		Abbott Laboratories	1,135,833
12,055		Eli Lilly & Co.	436,632
11,297		Merck & Co., Inc.	421,943
39,121		Pfizer, Inc.	670,925
18,411		Teva Pharmaceutical Industries Ltd. ADR	1,161,366
			3,826,699
		Retail: 7.6%
17,498		CVS Caremark Corp.	639,727
29,971		Lowe’s Cos., Inc.	726,497
4,355		McDonald’s Corp.	290,566
17,381		Nordstrom, Inc.	710,014
17,563		Staples, Inc.	410,799
31,311		Target Corp.	1,646,959
38,603		Walgreen Co.	1,431,785
10,630		Wal-Mart Stores, Inc.	591,028
3,290		Yum! Brands, Inc.	126,106
			6,573,481
		Semiconductors: 3.3%
22,493		Analog Devices, Inc.	648,248

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
41,243		Applied Materials, Inc.		$555,956
2,500		ASML Holding NV		88,500
37,776		Intel Corp.		840,894
30,608		Texas Instruments, Inc.		748,978
				2,882,576
		Software: 2.4%
15,671	@	Adobe Systems, Inc.		554,283
13,827	@	Citrix Systems, Inc.		656,368
7,341	@	Fiserv, Inc.		372,629
17,387		Microsoft Corp.		508,917
				2,092,197
		Telecommunications: 3.6%
27,753		AT&T, Inc.		717,138
26,482	@	Cisco Systems, Inc.		689,326
20,516	@	Motorola, Inc.		144,022
51,342		Nokia OYJ ADR		797,855
7,081		Qualcomm, Inc.		297,331
14,600		Verizon Communications, Inc.		452,892
				3,098,564
		Transportation: 4.2%
18,216		Canadian National Railway Co.		1,103,707
5,432		CSX Corp.		276,489
39,266		Norfolk Southern Corp.		2,194,577
				3,574,773
		Total Common Stock
		(Cost $77,806,013)		85,640,132

SHORT-TERM INVESTMENTS: 0.4%
		Affiliated Mutual Fund: 0.4%
368,663		ING Institutional Prime Money Market Fund - Class I		368,663

		Total Short-Term Investments
		(Cost $368,663)		368,663

		Total Investments in Securities
		(Cost $78,174,676)*	99.9%	$86,008,795
		Other Assets and Liabilities - Net	0.1	70,922
		Net Assets	100.0%	$86,079,717

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $78,610,638.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,470,044
		Gross Unrealized Depreciation		(5,071,887)
		Net Unrealized Appreciation		$7,398,157

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$2,582,287	$—	$—	$2,582,287
Apparel	791,467	—	—	791,467
Auto Manufacturers	2,601,188	—	—	2,601,188
Auto Parts & Equipment	2,156,517	—	—	2,156,517
Banks	6,342,415	—	—	6,342,415
Beverages	852,736	—	—	852,736
Chemicals	2,433,340	—	—	2,433,340
Coal	253,870	—	—	253,870
Commercial Services	653,887	—	—	653,887
Computers	3,855,200	—	—	3,855,200
Cosmetics/Personal Care	2,054,503	—	—	2,054,503
Diversified Financial Services	2,615,903	—	—	2,615,903
Electric	1,280,234	—	—	1,280,234
Electrical Components & Equipment	729,326	—	—	729,326
Food	5,421,726	—	—	5,421,726
Healthcare - Products	6,081,333	—	—	6,081,333
Household Products/Wares	246,362	—	—	246,362
Insurance	2,137,886	—	—	2,137,886
Machinery - Construction & Mining	673,312	—	—	673,312
Machinery - Diversified	1,619,989	—	—	1,619,989
Media	2,037,025	915,653	—	2,952,678
Mining	1,894,256	1,978,406	—	3,872,662
Miscellaneous Manufacturing	2,297,094	—	—	2,297,094
Office/Business Equipment	1,141,757	—	—	1,141,757
Oil & Gas	7,195,786	—	—	7,195,786
Oil & Gas Services	748,384	—	—	748,384
Pharmaceuticals	3,826,699	—	—	3,826,699
Retail	6,573,481	—	—	6,573,481
Semiconductors	2,882,576	—	—	2,882,576
Software	2,092,197	—	—	2,092,197
Telecommunications	3,098,564	—	—	3,098,564
Transportation	3,574,773	—	—	3,574,773
Total Common Stock	82,746,073	2,894,059	—	85,640,132
Short-Term Investments	368,663	—	—	368,663
Total Investments, at value	$83,114,736	$2,894,059	$—	$86,008,795

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 1.8%
1,891,816	@	Interpublic Group of Cos., Inc.	$15,739,909
			15,739,909
		Aerospace/Defense: 1.2%
115,000		L-3 Communications Holdings, Inc.	10,537,450
			10,537,450
		Auto Parts & Equipment: 1.2%
260,800	@	BorgWarner, Inc.	9,957,344
			9,957,344
		Banks: 7.9%
425,300		Associated Banc-Corp.	5,869,140
118,600		Comerica, Inc.	4,511,544
468,100		Fifth Third Bancorp.	6,361,479
1,625,266		Keycorp	12,595,812
63,900	L	M&T Bank Corp.	5,072,382
319,600		Northern Trust Corp.	17,661,096
194,100		PNC Financial Services Group, Inc.	11,587,770
190,800		SunTrust Bank	5,111,532
			68,770,755
		Beverages: 1.8%
506,300	@	Constellation Brands, Inc.	8,323,572
166,763		Molson Coors Brewing Co.	7,014,052
			15,337,624
		Building Materials: 0.8%
86,900	L	Martin Marietta Materials, Inc.	7,260,495
			7,260,495
		Chemicals: 1.7%
128,700		FMC Corp.	7,791,498
110,454		PPG Industries, Inc.	7,223,692
			15,015,190
		Coal: 0.8%
153,400		Consol Energy, Inc.	6,544,044
			6,544,044
		Commercial Services: 2.4%
258,628		Equifax, Inc.	9,258,882
690,200		Western Union Co.	11,705,792
			20,964,674
		Computers: 3.2%
918,100	@	Brocade Communications Systems, Inc.	5,242,351
321,983	@	Computer Sciences Corp.	17,544,854
45,500	@	Research In Motion Ltd.	3,364,725
63,230	@	Teradata Corp.	1,826,715
			27,978,645
		Cosmetics/Personal Care: 1.1%
152,655		Estee Lauder Cos., Inc.	9,902,730
			9,902,730
		Distribution/Wholesale: 1.1%
90,771		WW Grainger, Inc.	9,814,161
			9,814,161
		Diversified Financial Services: 2.4%
45,650		Franklin Resources, Inc.	5,062,585
450,026		Lazard Ltd.	16,065,928
			21,128,513
		Electric: 3.1%
412,700		CMS Energy Corp.	6,380,342
305,427		Edison International	10,436,441
355,126		Public Service Enterprise Group, Inc.	10,483,320
			27,300,103
		Electronics: 1.2%
199,250	@	Thermo Fisher Scientific, Inc.	10,249,420
			10,249,420
		Environmental Control: 0.3%
102,552		Republic Services, Inc.	2,976,059
			2,976,059
		Food: 3.3%
131,000		Campbell Soup Co.	4,630,850
242,900		Hershey Co.	10,398,549
140,600		JM Smucker Co.	8,472,556
255,661		Kroger Co.	5,537,617
			29,039,572
		Forest Products & Paper: 1.1%
381,300		International Paper Co.	9,383,793
			9,383,793
		Gas: 1.9%
336,245		Sempra Energy	16,778,626
			16,778,626

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 1.9%
306,797		Kennametal, Inc.	$8,627,132
179,000		Snap-On, Inc.	7,757,860
			16,384,992
		Healthcare - Products: 0.6%
92,000		Baxter International, Inc.	5,354,400
			5,354,400
		Healthcare - Services: 1.9%
264,872		Aetna, Inc.	9,299,656
210,100		UnitedHealth Group, Inc.	6,863,967
			16,163,623
		Home Builders: 1.9%
648,500	@	Pulte Homes, Inc.	7,295,625
428,700	@	Toll Brothers, Inc.	8,916,960
			16,212,585
		Household Products/Wares: 1.0%
185,255		Fortune Brands, Inc.	8,986,720
			8,986,720
		Insurance: 9.2%
140,600		Assurant, Inc.	4,833,828
565,500		Assured Guaranty Ltd.	12,424,035
204,800		Axis Capital Holdings Ltd.	6,402,048
281,200		Hartford Financial Services Group, Inc.	7,991,704
435,000		Marsh & McLennan Cos., Inc.	10,622,700
218,093		RenaissanceRe Holdings Ltd.	12,378,959
1,007,207		UnumProvident Corp.	24,948,514
			79,601,788
		Internet: 0.7%
343,000	@	Yahoo!, Inc.	5,669,790
			5,669,790
		Leisure Time: 0.9%
281,200		Harley-Davidson, Inc.	7,893,284
			7,893,284
		Lodging: 0.7%
233,800		Wyndham Worldwide Corp.	6,015,674
			6,015,674
		Machinery - Diversified: 0.7%
102,300		Rockwell Automation, Inc.	5,765,628
			5,765,628
		Media: 1.5%
275,900		CBS Corp. - Class B	3,846,046
261,368	@	Viacom - Class B	8,985,832
			12,831,878
		Mining: 1.3%
74,600		Freeport-McMoRan Copper & Gold, Inc.	6,232,084
102,298		Newmont Mining Corp.	5,210,037
			11,442,121
		Miscellaneous Manufacturing: 5.5%
255,600		Crane Co.	9,073,800
112,700		Eaton Corp.	8,539,279
214,700		ITT Corp.	11,510,067
176,500		SPX Corp.	11,705,480
338,900		Textron, Inc.	7,194,847
			48,023,473
		Oil & Gas: 6.5%
186,450		Devon Energy Corp.	12,012,974
164,700		EQT Corp.	6,752,700
184,700		Noble Energy, Inc.	13,483,100
206,329		Questar Corp.	8,913,413
102,900	L	Range Resources Corp.	4,822,923
81,300	@	Transocean Ltd.	7,022,694
154,500		Valero Energy Corp.	3,043,650
			56,051,454
		Oil & Gas Services: 0.9%
184,500		National Oilwell Varco, Inc.	7,487,010
			7,487,010
		Packaging & Containers: 3.0%
293,959		Ball Corp.	15,691,531
524,600		Temple-Inland, Inc.	10,717,578
			26,409,109
		Pharmaceuticals: 3.0%
362,050	@	Forest Laboratories, Inc.	11,353,888
519,953		Omnicare, Inc.	14,709,470
			26,063,358
		Pipelines: 1.4%
1,134,280		El Paso Corp.	12,295,595
			12,295,595
		Retail: 4.3%
234,600		Abercrombie & Fitch Co.	10,707,144
257,100		Best Buy Co., Inc.	10,937,034
329,603		Gap, Inc.	7,617,125
332,300	@	Jack in the Box, Inc.	7,825,665
			37,086,968

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Savings & Loans: 0.6%
357,945		People’s United Financial, Inc.		$5,598,260
				5,598,260
		Semiconductors: 1.8%
269,250		Analog Devices, Inc.		7,759,785
945,500	@	ON Semiconductor Corp.		7,564,000
				15,323,785
		Software: 2.0%
255,600		CA, Inc.		5,998,932
1,317,956	@	Compuware Corp.		11,070,830
				17,069,762
		Telecommunications: 1.4%
349,800		CenturyTel, Inc.		12,403,908
				12,403,908
		Total Common Stock (Cost $694,213,993)		790,814,272
REAL ESTATE INVESTMENT TRUSTS: 6.7%
		Apartments: 0.5%
117,700		Equity Residential		4,607,955
				4,607,955
		Diversified: 0.7%
76,434		Vornado Realty Trust		5,786,054
				5,786,054
		Health Care: 0.8%
140,600		Ventas, Inc.		6,675,688
				6,675,688
		Hotels: 0.6%
386,600		Host Hotels & Resorts, Inc.		5,663,690
				5,663,690
		Mortgage: 1.3%
511,316		Annaly Capital Management, Inc.		8,784,409
148,230		Starwood Property Trust, Inc.		2,860,839
				11,645,248
		Office Property: 1.9%
105,700		Alexandria Real Estate Equities, Inc.		7,145,320
63,929		Boston Properties, Inc.		4,822,804
50,400		Kilroy Realty Corp.		1,554,336
99,600		Mack-Cali Realty Corp.		3,510,900
				17,033,360
		Shopping Centers: 0.2%
37,264		Regency Centers Corp.		1,396,282
				1,396,282
		Storage: 0.7%
63,880		Public Storage, Inc.		5,876,322
				5,876,322
		Total Real Estate Investment Trusts (Cost $47,741,954)		58,684,599
		Total Long-Term Investments (Cost $741,955,947)		849,498,871
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 0.8%
6,488,987		ING Institutional Prime Money Market Fund - Class I		6,488,987
		Total Mutual Fund (Cost $6,488,987)		6,488,987
		Securities Lending Collateral(cc): 1.4%
12,090,080		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		12,090,080
214,360	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		171,488
		Total Securities Lending Collateral (Cost $12,304,440)		12,261,568
		Total Short-Term Investments (Cost $18,793,427)		18,750,555
		Total Investments in Securities (Cost $760,749,374)*	99.9%	$868,249,426
		Other Assets and Liabilities - Net	0.1	872,051
		Net Assets	100.0%	$869,121,477

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $777,433,568.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$117,995,158
		Gross Unrealized Depreciation		(27,179,300)
		Net Unrealized Appreciation		$90,815,858

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$790,814,272	$—	$—	$790,814,272
Real Estate Investment Trusts	58,684,599	—	—	58,684,599
Short-Term Investments	18,579,067	—	171,488	18,750,555
Total Investments, at value	$868,077,938	$—	$171,488	$868,249,426

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488
Total Investments, at value	$171,488	$—	$—	$—	$—	$—	$—	$—	$171,488

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.5%
9,885,135		ING BlackRock Inflation Protected Bond Portfolio - Class I		$101,026,075
1,280,698	@	ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		13,946,797
912,425	@	ING FTSE 100 Index Portfolio - Class I		10,584,128
137,732		ING Hang Seng Index Portfolio - Class I		1,749,195
828,931	@	ING Japan Equity Index Portfolio - Class I		8,770,091
864,636		ING Russell Mid Cap Index Portfolio - Class I		8,724,174
9,445,239		ING Stock Index Portfolio - Class I		96,058,084
18,662,132		ING U.S. Bond Index Portfolio - Class I		197,258,740
		Total Investments in Affiliated Investment Companies
		(Cost $418,929,803)*	99.5%	$438,117,284
		Other Assets and Liabilities - Net	0.5	2,213,286
		Net Assets	100.0%	$440,330,570

	@	Non-income producing security
	*	Cost for federal income tax purposes is $419,184,716.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,291,866
		Gross Unrealized Depreciation		(359,298)
		Net Unrealized Appreciation		$18,932,568

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$438,117,284	$—	$—	$438,117,284
Total Investments, at value	$438,117,284	$—	$—	$438,117,284

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
40,329,692	@	ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		$439,190,350
28,725,716	@	ING FTSE 100 Index Portfolio - Class I		333,218,302
4,335,894		ING Hang Seng Index Portfolio - Class I		55,065,849
26,092,488	@	ING Japan Equity Index Portfolio - Class I		276,058,521
66,281,464		ING Russell Mid Cap Index Portfolio - Class I		668,779,976
26,845,199		ING Russell Small Cap Index Portfolio - Class I		286,169,823
159,857,206		ING Stock Index Portfolio - Class I		1,625,747,790
104,452,635		ING U.S. Bond Index Portfolio - Class I		1,104,064,356
		Total Investments in Affiliated Investment Companies
		(Cost $4,377,622,832)*	100.0%	$4,788,294,967
		Other Assets and Liabilities - Net	(0.0)	(1,343,571)
		Net Assets	100.0%	$4,786,951,396

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,396,165,564.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$411,564,044
		Gross Unrealized Depreciation		(19,434,641)
		Net Unrealized Appreciation		$392,129,403

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$4,788,294,967	$—	$—	$4,788,294,967
Total Investments, at value	$4,788,294,967	$—	$—	$4,788,294,967

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
23,221,943	@	ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		$252,886,964
16,540,994	@	ING FTSE 100 Index Portfolio - Class I		191,875,530
2,496,784		ING Hang Seng Index Portfolio - Class I		31,709,153
15,025,430	@	ING Japan Equity Index Portfolio - Class I		158,969,050
39,601,429		ING Russell Mid Cap Index Portfolio - Class I		399,578,417
12,475,207		ING Russell Small Cap Index Portfolio - Class I		132,985,709
104,874,385		ING Stock Index Portfolio - Class I		1,066,572,492
104,466,941		ING U.S. Bond Index Portfolio - Class I		1,104,215,566
		Total Investments in Affiliated Investment Companies
		(Cost $3,087,401,863)*	100.0%	$3,338,792,881
		Other Assets and Liabilities - Net	(0.0)	(1,436,260)
		Net Assets	100.0%	$3,337,356,621

	@	Non-income producing security
	*	Cost for federal income tax purposes is $3,093,878,984.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$244,913,897
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$244,913,897

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$3,338,792,881	$—	$—	$3,338,792,881
Total Investments, at value	$3,338,792,881	$—	$—	$3,338,792,881

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
24,748,022		ING BlackRock Inflation Protected Bond Portfolio - Class I		$252,924,780
11,346,662	@	ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		123,565,150
8,082,760	@	ING FTSE 100 Index Portfolio - Class I		93,760,021
1,220,110		ING Hang Seng Index Portfolio - Class I		15,495,391
7,342,772	@	ING Japan Equity Index Portfolio - Class I		77,686,529
15,319,779		ING Russell Mid Cap Index Portfolio - Class I		154,576,570
3,619,615		ING Russell Small Cap Index Portfolio - Class I		38,585,096
49,445,074		ING Stock Index Portfolio - Class I		502,856,399
64,292,872		ING U.S. Bond Index Portfolio - Class I		679,575,658
		Total Investments in Affiliated Investment Companies
		(Cost $1,823,070,885)*	100.1%	$1,939,025,594
		Other Assets and Liabilities - Net	(0.1)	(1,276,337)
		Net Assets	100.0%	$1,937,749,257

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,827,038,088.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$117,241,160
		Gross Unrealized Depreciation		(5,253,654)
		Net Unrealized Appreciation		$111,987,506

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,939,025,594	$—	$—	$1,939,025,594
Total Investments, at value	$1,939,025,594	$—	$—	$1,939,025,594

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Advertising: 0.2%
176,325	@	Interpublic Group of Cos., Inc.	$1,467,024
112,762		Omnicom Group	4,376,293
			5,843,317
		Aerospace/Defense: 2.4%
273,582		Boeing Co.	19,864,789
139,851		General Dynamics Corp.	10,796,497
45,019		Goodrich Corp.	3,174,740
42,290		L-3 Communications Holdings, Inc.	3,875,033
117,057		Lockheed Martin Corp.	9,741,484
109,390		Northrop Grumman Corp.	7,172,702
141,137		Raytheon Co.	8,061,745
57,148		Rockwell Collins, Inc.	3,576,893
341,386		United Technologies Corp.	25,129,423
			91,393,306
		Agriculture: 1.7%
751,392		Altria Group, Inc.	15,418,564
232,980		Archer-Daniels-Midland Co.	6,733,122
60,006		Lorillard, Inc.	4,514,851
683,392		Philip Morris International, Inc.	35,645,727
61,172		Reynolds American, Inc.	3,302,065
			65,614,329
		Airlines: 0.1%
268,952		Southwest Airlines Co.	3,555,545
			3,555,545
		Apparel: 0.5%
115,415		Coach, Inc.	4,561,201
141,070		Nike, Inc.	10,368,645
21,100		Polo Ralph Lauren Corp.	1,794,344
32,351		VF Corp.	2,592,933
			19,317,123
		Auto Manufacturers: 0.5%
1,217,168	@, L	Ford Motor Co.	15,299,802
131,799		Paccar, Inc.	5,712,169
			21,011,971
		Auto Parts & Equipment: 0.2%
87,862	@	Goodyear Tire & Rubber Co.	1,110,576
243,046		Johnson Controls, Inc.	8,018,088
			9,128,664
		Banks: 9.2%
3,625,198		Bank of America Corp.	64,709,784
436,362		Bank of New York Mellon Corp.	13,474,859
247,143		BB&T Corp.	8,004,962
165,056		Capital One Financial Corp.	6,834,969
7,017,001	@	Citigroup, Inc.	28,418,854
54,889		Comerica, Inc.	2,087,978
288,539		Fifth Third Bancorp.	3,921,245
81,772	@	First Horizon National Corp.	1,148,897
190,103		Goldman Sachs Group, Inc.	32,437,275
232,762		Huntington Bancshares, Inc.	1,249,932
1,435,671		JPMorgan Chase & Co.	64,246,277
318,552		Keycorp	2,468,778
29,806	L	M&T Bank Corp.	2,366,000
190,340		Marshall & Ilsley Corp.	1,532,237
492,976		Morgan Stanley	14,439,267
87,623		Northern Trust Corp.	4,842,047
188,628		PNC Financial Services Group, Inc.	11,261,092
431,054		Regions Financial Corp.	3,383,774
179,369		State Street Corp.	8,096,717
180,900		SunTrust Bank	4,846,311
693,493		US Bancorp.	17,947,599
1,872,167		Wells Fargo & Co.	58,261,837
45,788	L	Zions Bancorp.	999,094
			356,979,785
		Beverages: 2.5%
39,868		Brown-Forman Corp.	2,370,153
833,047		Coca-Cola Co.	45,817,585
114,912		Coca-Cola Enterprises, Inc.	3,178,466
72,065	@	Constellation Brands, Inc.	1,184,749
92,200		Dr Pepper Snapple Group, Inc.	3,242,674
56,886		Molson Coors Brewing Co.	2,392,625
590,640		PepsiCo, Inc.	39,076,742
			97,262,994
		Biotechnology: 1.6%
353,859	@	Amgen, Inc.	21,146,614
97,370	@	Biogen Idec, Inc.	5,585,143
166,460	@	Celgene Corp.	10,313,862
97,986	@	Genzyme Corp.	5,078,614

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
328,000	@	Gilead Sciences, Inc.	$14,917,440
63,959	@	Life Technologies Corp.	3,343,137
20,099	@	Millipore Corp.	2,122,454
			62,507,264
		Building Materials: 0.1%
130,284		Masco Corp.	2,022,008
			2,022,008
		Chemicals: 1.9%
76,215		Air Products & Chemicals, Inc.	5,636,099
29,500		Airgas, Inc.	1,876,790
17,600		CF Industries Holdings, Inc.	1,604,768
414,878		Dow Chemical Co.	12,267,942
26,413		Eastman Chemical Co.	1,681,980
85,900		Ecolab, Inc.	3,775,305
327,743		EI Du Pont de Nemours & Co.	12,205,149
26,300		FMC Corp.	1,592,202
28,743		International Flavors & Fragrances, Inc.	1,370,179
198,159		Monsanto Co.	14,152,516
59,874		PPG Industries, Inc.	3,915,760
111,338		Praxair, Inc.	9,241,054
35,561		Sherwin-Williams Co.	2,406,768
44,094		Sigma-Aldrich Corp.	2,366,084
			74,092,596
		Coal: 0.2%
65,495		Consol Energy, Inc.	2,794,017
31,000		Massey Energy Co.	1,620,990
97,020		Peabody Energy Corp.	4,433,814
			8,848,821
		Commercial Services: 1.6%
46,226	@	Apollo Group, Inc. - Class A	2,833,192
182,146		Automatic Data Processing, Inc.	8,100,033
22,500		DeVry, Inc.	1,467,000
45,806		Equifax, Inc.	1,639,855
121,518		H&R Block, Inc.	2,163,020
65,300		Iron Mountain, Inc.	1,789,220
34,800		Mastercard, Inc.	8,839,200
45,550	@	Monster Worldwide, Inc.	756,586
71,039	L	Moody’s Corp.	2,113,410
116,500		Paychex, Inc.	3,576,550
72,000	@	Quanta Services, Inc.	1,379,520
55,149		Robert Half International, Inc.	1,678,184
74,587		RR Donnelley & Sons Co.	1,592,432
108,900	@	SAIC, Inc.	1,927,530
71,600		Total System Services, Inc.	1,121,256
161,300		Visa, Inc.	14,683,139
2,240		Washington Post	994,963
254,391		Western Union Co.	4,314,471
			60,969,561
		Computers: 5.8%
327,669	@	Apple, Inc.	76,979,278
106,400	@	Cognizant Technology Solutions Corp.	5,424,272
55,079	@	Computer Sciences Corp.	3,001,255
624,316	@	Dell, Inc.	9,370,983
733,472	@	EMC Corp.	13,231,835
850,684		Hewlett-Packard Co.	45,213,855
469,455		International Business Machines Corp.	60,207,604
28,421	@	Lexmark International, Inc.	1,025,430
121,926	@	NetApp, Inc.	3,969,911
82,325	@	Sandisk Corp.	2,850,915
62,400	@	Teradata Corp.	1,802,736
81,500	@	Western Digital Corp.	3,177,685
			226,255,759
		Cosmetics/Personal Care: 2.3%
154,803		Avon Products, Inc.	5,243,178
180,775		Colgate-Palmolive Co.	15,412,877
42,785		Estee Lauder Cos., Inc.	2,775,463
1,049,627		Procter & Gamble Co.	66,409,900
			89,841,418
		Distribution/Wholesale: 0.2%
48,000	L	Fastenal Co.	2,303,520
57,767		Genuine Parts Co.	2,440,078
22,750		WW Grainger, Inc.	2,459,730
			7,203,328
		Diversified Financial Services: 1.7%
431,374		American Express Co.	17,798,491
92,558		Ameriprise Financial, Inc.	4,198,431
345,143		Charles Schwab Corp.	6,450,723
24,070		CME Group, Inc.	7,608,768
194,388		Discover Financial Services	2,896,381
575,207	@	E*Trade Financial Corp.	949,092
32,079	L	Federated Investors, Inc.	846,244
54,219		Franklin Resources, Inc.	6,012,887
26,500	@	IntercontinentalExchange, Inc.	2,972,770
150,900		Invesco Ltd.	3,306,219

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
66,032		Janus Capital Group, Inc.	$943,597
58,845		Legg Mason, Inc.	1,687,086
51,500	@	Nasdaq Stock Market, Inc.	1,087,680
94,400		NYSE Euronext	2,795,184
169,663	@	SLM Corp.	2,124,181
92,810		T. Rowe Price Group, Inc.	5,098,053
			66,775,787
		Electric: 3.0%
242,063	@	AES Corp.	2,662,693
58,976		Allegheny Energy, Inc.	1,356,448
84,709		Ameren Corp.	2,209,211
173,073		American Electric Power Co., Inc.	5,915,635
83,097		CMS Energy Corp.	1,284,680
99,900		Consolidated Edison, Inc.	4,449,546
72,837		Constellation Energy Group, Inc.	2,557,307
215,970		Dominion Resources, Inc.	8,878,527
59,769		DTE Energy Co.	2,665,697
470,543		Duke Energy Corp.	7,679,262
118,202		Edison International	4,038,962
71,086		Entergy Corp.	5,782,846
239,248		Exelon Corp.	10,481,455
110,521		FirstEnergy Corp.	4,320,266
149,286		FPL Group, Inc.	7,214,992
27,794	L	Integrys Energy Group, Inc.	1,316,880
63,700		Northeast Utilities	1,760,668
84,900	@	NRG Energy, Inc.	1,774,410
134,533		Pacific Gas & Electric Co.	5,706,890
80,100		Pepco Holdings, Inc.	1,373,715
36,691		Pinnacle West Capital Corp.	1,384,351
136,593		PPL Corp.	3,784,992
101,311		Progress Energy, Inc.	3,987,601
183,620		Public Service Enterprise Group, Inc.	5,420,462
40,000		SCANA Corp.	1,503,600
288,856		Southern Co.	9,578,465
77,471		TECO Energy, Inc.	1,231,014
42,499		Wisconsin Energy Corp.	2,099,876
165,437		Xcel Energy, Inc.	3,507,264
			115,927,715
		Electrical Components & Equipment: 0.4%
272,493		Emerson Electric Co.	13,717,298
49,170		Molex, Inc.	1,025,686
			14,742,984
		Electronics: 0.5%
125,222	@	Agilent Technologies, Inc.	4,306,385
62,200		Amphenol Corp.	2,624,218
55,000	@	Flir Systems, Inc.	1,551,000
66,935		Jabil Circuit, Inc.	1,083,678
42,319		PerkinElmer, Inc.	1,011,424
148,003	@	Thermo Fisher Scientific, Inc.	7,613,274
34,691	@	Waters Corp.	2,343,030
			20,533,009
		Energy - Alternate Sources: 0.1%
18,000	@, L	First Solar, Inc.	2,207,700
			2,207,700
		Engineering & Construction: 0.1%
65,118		Fluor Corp.	3,028,638
45,000	@	Jacobs Engineering Group, Inc.	2,033,550
			5,062,188
		Entertainment: 0.1%
107,530		International Game Technology	1,983,929
			1,983,929
		Environmental Control: 0.3%
116,851		Republic Services, Inc.	3,391,016
30,900	@	Stericycle, Inc.	1,684,050
178,786		Waste Management, Inc.	6,155,602
			11,230,668
		Food: 2.0%
69,900		Campbell Soup Co.	2,470,965
160,300		ConAgra Foods, Inc.	4,018,721
65,420	@	Dean Foods Co.	1,026,440
118,057		General Mills, Inc.	8,357,255
60,204		Hershey Co.	2,577,333
114,381		HJ Heinz Co.	5,216,917
25,300		Hormel Foods Corp.	1,062,853
43,050		JM Smucker Co.	2,594,193
92,980		Kellogg Co.	4,967,921
627,600		Kraft Foods, Inc.	18,978,624
236,392		Kroger Co.	5,120,251
47,468		McCormick & Co., Inc.	1,820,872
151,106		Safeway, Inc.	3,756,495
252,384		Sara Lee Corp.	3,515,709
76,833		Supervalu, Inc.	1,281,574
214,354		Sysco Corp.	6,323,443
110,820		Tyson Foods, Inc.	2,122,203
51,000	@	Whole Foods Market, Inc.	1,843,650
			77,055,419

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.2%
156,922		International Paper Co.	$3,861,850
62,068		MeadWestvaco Corp.	1,585,837
76,680		Weyerhaeuser Co.	3,471,304
			8,918,991
		Gas: 0.2%
140,211		CenterPoint Energy, Inc.	2,013,430
16,423		Nicor, Inc.	688,452
100,026		NiSource, Inc.	1,580,411
88,967		Sempra Energy	4,439,453
			8,721,746
		Hand/Machine Tools: 0.1%
20,949		Snap-On, Inc.	907,930
56,800		Stanley Black & Decker, Inc.	3,260,888
			4,168,818
		Healthcare - Products: 3.6%
218,736		Baxter International, Inc.	12,730,435
86,887		Becton Dickinson & Co.	6,840,614
546,892	@, L	Boston Scientific Corp.	3,948,560
65,311	@	CareFusion Corp.	1,726,170
35,421		CR Bard, Inc.	3,068,167
53,900		Densply International, Inc.	1,878,415
58,416	@	Hospira, Inc.	3,309,266
13,800	@	Intuitive Surgical, Inc.	4,804,194
999,620		Johnson & Johnson	65,175,224
401,523		Medtronic, Inc.	18,080,581
33,785		Patterson Cos., Inc.	1,049,024
126,151	@	St. Jude Medical, Inc.	5,178,499
102,333		Stryker Corp.	5,855,494
45,500	@	Varian Medical Systems, Inc.	2,517,515
77,743	@	Zimmer Holdings, Inc.	4,602,386
			140,764,544
		Healthcare - Services: 1.2%
158,364		Aetna, Inc.	5,560,160
98,968		Cigna Corp.	3,620,249
54,275	@	Coventry Health Care, Inc.	1,341,678
37,700	@	DaVita, Inc.	2,390,180
61,468	@	Humana, Inc.	2,874,858
39,260	@	Laboratory Corp. of America Holdings	2,972,375
56,561		Quest Diagnostics	3,296,941
157,003	@	Tenet Healthcare Corp.	898,057
421,649		UnitedHealth Group, Inc.	13,775,273
160,379	@	WellPoint, Inc.	10,325,200
			47,054,971
		Holding Companies - Diversified: 0.0%
68,900	@	Leucadia National Corp.	1,709,409
			1,709,409
		Home Builders: 0.1%
100,015		D.R. Horton, Inc.	1,260,189
55,975		Lennar Corp.	963,330
114,672	@	Pulte Homes, Inc.	1,290,060
			3,513,579
		Home Furnishings: 0.1%
25,060		Harman International Industries, Inc.	1,172,307
26,756		Whirlpool Corp.	2,334,461
			3,506,768
		Household Products/Wares: 0.4%
40,933		Avery Dennison Corp.	1,490,371
50,527		Clorox Co.	3,240,802
54,628		Fortune Brands, Inc.	2,650,004
150,337		Kimberly-Clark Corp.	9,453,191
			16,834,368
		Housewares: 0.0%
100,753		Newell Rubbermaid, Inc.	1,531,446
			1,531,446
		Insurance: 3.8%
169,591		Aflac, Inc.	9,207,095
194,503		Allstate Corp.	6,284,392
48,839	@, L	American International Group, Inc.	1,667,363
99,692		AON Corp.	4,257,845
42,700		Assurant, Inc.	1,468,026
598,200		Berkshire Hathaway, Inc. - Class B	48,615,714
118,787		Chubb Corp.	6,159,106
58,929		Cincinnati Financial Corp.	1,703,048
170,340	@	Genworth Financial, Inc.	3,124,036
139,554		Hartford Financial Services Group, Inc.	3,966,125
109,579		Lincoln National Corp.	3,364,075
131,921		Loews Corp.	4,918,015
189,998		Marsh & McLennan Cos., Inc.	4,639,751
297,106		Metlife, Inc.	12,876,574
115,716		Principal Financial Group, Inc.	3,380,064
246,241		Progressive Corp.	4,700,741

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
167,878		Prudential Financial, Inc.	$10,156,619
29,879		Torchmark Corp.	1,598,825
185,643		Travelers Cos., Inc.	10,013,583
120,227		UnumProvident Corp.	2,978,023
124,099		XL Capital Ltd.	2,345,471
			147,424,491
		Internet: 2.6%
62,500	@	Akamai Technologies, Inc.	1,963,125
123,685	@	Amazon.com, Inc.	16,787,765
407,307	@	eBay, Inc.	10,976,924
76,400		Expedia, Inc.	1,906,944
87,295	@	Google, Inc. - Class A	49,497,138
57,100	@	McAfee, Inc.	2,291,423
16,200	@	Priceline.com, Inc.	4,131,000
295,465	@	Symantec Corp.	4,999,268
69,900	@	VeriSign, Inc.	1,818,099
432,573	@	Yahoo!, Inc.	7,150,432
			101,522,118
		Iron/Steel: 0.4%
39,700	L	AK Steel Holding Corp.	907,542
35,700		Allegheny Technologies, Inc.	1,927,443
47,000		Cliffs Natural Resources, Inc.	3,334,650
114,197		Nucor Corp.	5,182,260
52,046		United States Steel Corp.	3,305,962
			14,657,857
		Leisure Time: 0.2%
159,015		Carnival Corp.	6,182,503
84,990		Harley-Davidson, Inc.	2,385,669
			8,568,172
		Lodging: 0.3%
91,519		Marriott International, Inc.	2,884,679
67,824		Starwood Hotels & Resorts Worldwide, Inc.	3,163,311
64,834		Wyndham Worldwide Corp.	1,668,179
25,000		Wynn Resorts Ltd.	1,895,750
			9,611,919
		Machinery - Construction & Mining: 0.4%
225,480		Caterpillar, Inc.	14,171,418
			14,171,418
		Machinery - Diversified: 0.5%
73,164		Cummins, Inc.	4,532,510
153,428		Deere & Co.	9,122,829
20,200		Flowserve Corp.	2,227,454
51,512		Rockwell Automation, Inc.	2,903,216
32,900		Roper Industries, Inc.	1,902,936
			20,688,945
		Media: 2.8%
245,950		CBS Corp. - Class B	3,428,543
1,040,963		Comcast Corp. – Class A	19,590,924
342,220	@	DirecTV	11,570,458
103,100	@	Discovery Communications, Inc. - Class A	3,483,749
85,123		Gannett Co., Inc.	1,406,232
114,197		McGraw-Hill Cos., Inc.	4,071,123
13,233	S	Meredith Corp.	455,348
41,914	@	New York Times Co.	466,503
815,625		News Corp. - Class A	11,753,156
32,300		Scripps Networks Interactive - Class A	1,432,505
128,019		Time Warner Cable, Inc.	6,824,693
415,651		Time Warner, Inc.	12,997,407
220,120	@	Viacom - Class B	7,567,726
700,849		Walt Disney Co.	24,466,639
			109,515,006
		Metal Fabricate/Hardware: 0.2%
50,800		Precision Castparts Corp.	6,436,868
			6,436,868
		Mining: 0.8%
353,358		Alcoa, Inc.	5,031,818
155,610		Freeport-McMoRan Copper & Gold, Inc.	12,999,659
177,668		Newmont Mining Corp.	9,048,631
30,700	@, L	Titanium Metals Corp.	509,313
45,300		Vulcan Materials Co.	2,139,972
			29,729,393
		Miscellaneous Manufacturing: 3.6%
253,162		3M Co.	21,156,748
94,033		Danaher Corp.	7,514,177
67,633		Dover Corp.	3,161,843
97,180	@	Eastman Kodak Co.	562,672
60,095		Eaton Corp.	4,553,398
3,854,800		General Electric Co.	70,157,358
272,842		Honeywell International, Inc.	12,351,557
139,786		Illinois Tool Works, Inc.	6,620,265
66,038		ITT Corp.	3,540,297
56,611		Leggett & Platt, Inc.	1,225,062
42,752		Pall Corp.	1,731,028
58,145		Parker Hannifin Corp.	3,764,307
97,984		Textron, Inc.	2,080,200
			138,418,912

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.2%
75,154		Pitney Bowes, Inc.	$1,837,515
490,291		Xerox Corp.	4,780,337
			6,617,852
		Oil & Gas: 8.7%
178,078		Anadarko Petroleum Corp.	12,969,421
121,711		Apache Corp.	12,353,667
37,600		Cabot Oil & Gas Corp.	1,383,680
232,900		Chesapeake Energy Corp.	5,505,756
727,585		Chevron Corp.	55,172,771
537,944		ConocoPhillips	27,526,594
142,900	@	Denbury Resources, Inc.	2,410,723
160,999		Devon Energy Corp.	10,373,166
25,200	L	Diamond Offshore Drilling	2,238,012
91,422		EOG Resources, Inc.	8,496,761
47,500		EQT Corp.	1,947,500
1,707,875		ExxonMobil Corp.	114,393,468
34,700		Helmerich & Payne, Inc.	1,321,376
105,530		Hess Corp.	6,600,902
256,734		Marathon Oil Corp.	8,123,064
69,205		Murphy Oil Corp.	3,888,629
103,112	@	Nabors Industries Ltd.	2,024,089
62,900		Noble Energy, Inc.	4,591,700
294,139		Occidental Petroleum Corp.	24,866,511
41,800		Pioneer Natural Resources Co.	2,354,176
63,200		Questar Corp.	2,730,240
57,100		Range Resources Corp.	2,676,277
41,372	@	Rowan Cos., Inc.	1,204,339
125,000	@	Southwestern Energy Co.	5,090,000
42,488		Sunoco, Inc.	1,262,318
50,600		Tesoro Corp.	703,340
204,206		Valero Energy Corp.	4,022,858
210,438		XTO Energy, Inc.	9,928,465
			336,159,803
		Oil & Gas Services: 1.6%
112,370	L	Baker Hughes, Inc.	5,263,411
101,520		BJ Services Co.	2,172,528
79,800	@	Cameron International Corp.	3,420,228
44,400	@	FMC Technologies, Inc.	2,869,572
327,242		Halliburton Co.	9,859,801
151,800		National Oilwell Varco, Inc.	6,160,044
434,582		Schlumberger Ltd.	27,578,574
89,736		Smith International, Inc.	3,842,496
			61,166,654
		Packaging & Containers: 0.2%
34,146		Ball Corp.	1,822,713
39,126		Bemis Co.	1,123,699
61,100	@	Owens-Illinois, Inc.	2,171,494
47,961	@	Pactiv Corp.	1,207,658
57,560		Sealed Air Corp.	1,213,365
			7,538,929
		Pharmaceuticals: 5.4%
560,828		Abbott Laboratories	29,544,419
111,562		Allergan, Inc.	7,287,230
107,924		AmerisourceBergen Corp.	3,121,162
626,318		Bristol-Myers Squibb Co.	16,722,691
130,522		Cardinal Health, Inc.	4,702,708
27,100	@	Cephalon, Inc.	1,836,838
366,793		Eli Lilly & Co.	13,285,242
99,506	@	Express Scripts, Inc.	10,125,731
109,404	@	Forest Laboratories, Inc.	3,430,909
90,000	@	King Pharmaceuticals, Inc.	1,058,400
96,506		McKesson Corp.	6,342,374
75,300		Mead Johnson Nutrition Co.	3,917,859
171,888	@	Medco Health Solutions, Inc.	11,097,089
1,125,743		Merck & Co., Inc.	42,046,501
110,763	@, L	Mylan Laboratories	2,515,428
2,925,258		Pfizer, Inc.	50,168,175
38,378	@	Watson Pharmaceuticals, Inc.	1,603,049
			208,805,805
		Pipelines: 0.4%
254,204		El Paso Corp.	2,755,571
31,800		Oneok, Inc.	1,451,670
234,421		Spectra Energy Corp.	5,281,505
211,486		Williams Cos., Inc.	4,885,327
			14,374,073
		Real Estate: 0.0%
87,200	@	CB Richard Ellis Group, Inc.	1,382,120
			1,382,120
		Retail: 6.1%
31,900		Abercrombie & Fitch Co.	1,455,916
34,130	@, L	Autonation, Inc.	617,070

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Retail (continued)
11,667	@	Autozone, Inc.	$2,019,441
95,024	@	Bed Bath & Beyond, Inc.	4,158,250
123,855		Best Buy Co., Inc.	5,268,792
29,812	@	Big Lots, Inc.	1,085,753
157,700		Costco Wholesale Corp.	9,416,267
502,447		CVS Caremark Corp.	18,369,462
50,569		Darden Restaurants, Inc.	2,252,343
50,643		Family Dollar Stores, Inc.	1,854,040
59,800	@	GameStop Corp.	1,310,218
174,612		Gap, Inc.	4,035,283
618,300		Home Depot, Inc.	20,002,005
85,522		JC Penney Co., Inc.	2,751,243
110,853	@	Kohl’s Corp.	6,072,527
96,838		Limited Brands, Inc.	2,384,152
535,952		Lowe’s Cos., Inc.	12,991,476
152,559		Macy’s, Inc.	3,321,209
388,756		McDonald’s Corp.	25,937,800
59,869		Nordstrom, Inc.	2,445,649
99,654	@	Office Depot, Inc.	795,239
49,400	@	O’Reilly Automotive, Inc.	2,060,474
45,343		RadioShack Corp.	1,026,112
47,500		Ross Stores, Inc.	2,539,825
17,982	@, L	Sears Holding Corp.	1,949,788
262,019		Staples, Inc.	6,128,624
267,251	@	Starbucks Corp.	6,486,182
272,749		Target Corp.	14,346,597
45,168		Tiffany & Co.	2,145,028
153,805		TJX Cos., Inc.	6,539,789
44,400	@	Urban Outfitters, Inc.	1,688,532
360,067		Walgreen Co.	13,354,885
764,873		Wal-Mart Stores, Inc.	42,526,939
169,210		Yum! Brands, Inc.	6,485,819
			235,822,729
		Savings & Loans: 0.1%
171,200		Hudson City Bancorp., Inc.	2,424,192
126,400		People’s United Financial, Inc.	1,976,896
			4,401,088
		Semiconductors: 2.5%
203,362	@	Advanced Micro Devices, Inc.	1,885,166
106,760		Altera Corp.	2,595,336
105,826		Analog Devices, Inc.	3,049,905
483,743		Applied Materials, Inc.	6,520,856
156,486		Broadcom Corp.	5,192,205
1,987,032		Intel Corp.	44,231,332
61,994		KLA-Tencor Corp.	1,916,854
80,776		Linear Technology Corp.	2,284,345
236,465	@	LSI Logic Corp.	1,447,166
81,000	@	MEMC Electronic Materials, Inc.	1,241,730
66,300	L	Microchip Technology, Inc.	1,867,008
307,115	@	Micron Technology, Inc.	3,190,925
84,882		National Semiconductor Corp.	1,226,545
35,399	@	Novellus Systems, Inc.	884,975
198,813	@	Nvidia Corp.	3,455,370
42,784	@	QLogic Corp.	868,515
63,342	@	Teradyne, Inc.	707,530
457,660		Texas Instruments, Inc.	11,198,940
100,147		Xilinx, Inc.	2,553,749
			96,318,452
		Software: 4.0%
190,551	@	Adobe Systems, Inc.	6,739,789
83,302	@	Autodesk, Inc.	2,450,745
66,778	@	BMC Software, Inc.	2,537,564
144,484		CA, Inc.	3,391,039
66,311	@	Citrix Systems, Inc.	3,147,783
86,241	@	Compuware Corp.	724,424
19,200		Dun & Bradstreet Corp.	1,428,864
117,293	@	Electronic Arts, Inc.	2,188,687
113,400		Fidelity National Information Services, Inc.	2,658,096
55,958	@	Fiserv, Inc.	2,840,428
117,126	@	Intuit, Inc.	4,022,107
2,757,302	S	Microsoft Corp.	80,706,230
125,790	@	Novell, Inc.	753,482
1,416,604		Oracle Corp.	36,392,557
68,300	@	Red Hat, Inc.	1,999,141
39,500	@	Salesforce.com, Inc.	2,940,775
			154,921,711
		Telecommunications: 5.5%
143,100	@	American Tower Corp.	6,097,491
2,140,227		AT&T, Inc.	55,303,466
107,918		CenturyTel, Inc.	3,826,772
2,073,568	@	Cisco Systems, Inc.	53,974,975
563,936		Corning, Inc.	11,397,147
113,295	L	Frontier Communications Corp.	842,915
47,600		Harris Corp.	2,260,524

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
78,687	@, L	JDS Uniphase Corp.		$985,948
190,185	@	Juniper Networks, Inc.		5,834,876
94,500	@	MetroPCS Communications, Inc.		669,060
832,590	@	Motorola, Inc.		5,844,782
602,952		Qualcomm, Inc.		25,317,954
537,792		Qwest Communications International, Inc.		2,807,274
1,043,184	@, L	Sprint Nextel Corp.		3,964,099
143,705		Tellabs, Inc.		1,087,847
1,030,436		Verizon Communications, Inc.		31,964,125
158,390		Windstream Corp.		1,724,867
				213,904,122
		Textiles: 0.0%
47,816		Cintas Corp.		1,343,151
				1,343,151
		Toys/Games/Hobbies: 0.1%
45,723		Hasbro, Inc.		1,750,276
130,600		Mattel, Inc.		2,969,844
				4,720,120
		Transportation: 1.8%
61,100		CH Robinson Worldwide, Inc.		3,412,435
142,192		CSX Corp.		7,237,573
77,000		Expeditors International Washington, Inc.		2,842,840
113,335		FedEx Corp.		10,585,489
133,414		Norfolk Southern Corp.		7,456,508
20,237		Ryder System, Inc.		784,386
182,898		Union Pacific Corp.		13,406,423
360,676		United Parcel Service, Inc. - Class B		23,231,141
				68,956,795
		Total Common Stock
		(Cost $3,382,554,868)		3,771,270,331
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Apartments: 0.2%
42,528		Apartment Investment & Management Co.		782,940
29,104		AvalonBay Communities, Inc.		2,513,130
99,447		Equity Residential		3,893,350
				7,189,420
		Diversified: 0.1%
56,814		Vornado Realty Trust		4,300,820
				4,300,820
		Forestry: 0.1%
59,015		Plum Creek Timber Co., Inc.		2,296,274
				2,296,274
		Health Care: 0.2%
106,400		HCP, Inc.		3,511,200
43,500		Health Care Real Estate Investment Trust, Inc.		1,967,505
56,700		Ventas, Inc.		2,692,116
				8,170,821
		Hotels: 0.1%
223,727		Host Hotels & Resorts, Inc.		3,277,601
				3,277,601
		Office Property: 0.1%
50,295		Boston Properties, Inc.		3,794,255
				3,794,255
		Regional Malls: 0.2%
103,355		Simon Property Group, Inc.		8,671,485
				8,671,485
		Shopping Centers: 0.1%
136,455		Kimco Realty Corp.		2,134,156
				2,134,156
		Storage: 0.1%
49,235		Public Storage, Inc.		4,529,128
				4,529,128
		Warehouse/Industrial: 0.0%
160,615		ProLogis		2,120,118
				2,120,118
		Total Real Estate Investment Trusts
		(Cost $38,025,059)		46,484,078
		Total Long-Term Investments
		(Cost $3,420,579,927)		3,817,754,409
SHORT-TERM INVESTMENTS: 6.2%
		Affiliated Mutual Fund: 5.3%
207,616,000		ING Institutional Prime Money Market Fund - Class I		207,616,000
		Total Mutual Fund
		(Cost $207,616,000)		207,616,000
		Securities Lending Collateral(cc): 0.9%
32,958,693		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		32,958,693
425,091	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		340,073
		Total Securities Lending Collateral
		(Cost $33,383,784)		33,298,766
		Total Short-Term Investments
		(Cost $240,999,784)		240,914,766
		Total Investments in Securities
		(Cost $3,661,579,711)*	104.7%	$4,058,669,175
		Other Assets and Liabilities - Net	(4.7)	(183,239,875)
		Net Assets	100.0%	$3,875,429,300

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
*	Cost for federal income tax purposes is $3,673,265,524.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$427,376,496
	Gross Unrealized Depreciation	(41,972,845)
	Net Unrealized Appreciation	$385,403,651

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$3,771,270,331	$—	$—	$3,771,270,331
Real Estate Investment Trusts	46,484,078	—	—	46,484,078
Short-Term Investments	240,574,693	—	340,073	240,914,766
Total Investments, at value	$4,058,329,102	$—	$340,073	$4,058,669,175
Other Financial Instruments+:
Futures	1,493,942	—	—	1,493,942
Total Assets	$4,059,823,044	$—	$340,073	$4,060,163,117

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073
Total Investments, at value	$340,073	$—	$—	$—	$—	$—	$—	$—	$340,073

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500®	203	06/17/10	$59,133,900	$1,493,942
			$59,133,900	$1,493,942

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 65.7%
		Aerospace/Defense: 3.0%
186,100		Goodrich Corp.	$13,123,772
309,900		Lockheed Martin Corp.	25,789,878
496,300		Northrop Grumman Corp.	32,542,391
566,700		United Technologies Corp.	41,714,787
			113,170,828
		Agriculture: 1.6%
491,500		Altria Group, Inc.	10,085,580
942,200		Philip Morris International, Inc.	49,145,152
			59,230,732
		Banks: 8.3%
4,974,902		Bank of America Corp.	88,802,001
1,597,700		JPMorgan Chase & Co.	71,497,075
778,600		State Street Corp.	35,146,004
1,796,800		US Bancorp.	46,501,184
2,352,300		Wells Fargo & Co.	73,203,576
			315,149,840
		Beverages: 1.6%
928,100		PepsiCo, Inc.	61,403,096
			61,403,096
		Chemicals: 0.8%
161,800		Monsanto Co.	11,555,756
264,000		Sherwin-Williams Co.	17,867,520
			29,423,276
		Commercial Services: 1.1%
2,522,100		Western Union Co.	42,774,816
			42,774,816
		Computers: 2.2%
654,400		International Business Machines Corp.	83,926,800
			83,926,800
		Cosmetics/Personal Care: 1.3%
766,373		Procter & Gamble Co.	48,488,420
			48,488,420
		Distribution/Wholesale: 0.3%
408,800		Mitsubishi Corp.	10,734,971
			10,734,971
		Diversified Financial Services: 0.9%
771,468		Ameriprise Financial, Inc.	34,993,788
			34,993,788
		Electric: 3.1%
796,983		American Electric Power Co., Inc.	27,240,879
274,900		Entergy Corp.	22,363,115
2,389,000		NV Energy, Inc.	29,456,370
917,500		OGE Energy Corp.	35,727,450
110,200		Pacific Gas & Electric Co.	4,674,684
			119,462,498
		Electronics: 2.6%
1,053,900	@	Thermo Fisher Scientific, Inc.	54,212,616
1,640,408		Tyco Electronics Ltd.	45,078,412
			99,291,028
		Entertainment: 0.3%
542,375		Madison Square Garden, Inc.	11,785,809
			11,785,809
		Environmental Control: 0.1%
170,100		Republic Services, Inc.	4,936,302
			4,936,302
		Food: 2.9%
804,000		Campbell Soup Co.	28,421,400
367,992		General Mills, Inc.	26,050,154
1,071,900		Kellogg Co.	57,271,617
			111,743,171
		Gas: 0.2%
547,200		CenterPoint Energy, Inc.	7,857,792
			7,857,792
		Healthcare - Products: 6.3%
252,200		Baxter International, Inc.	14,678,040
143,900		Becton Dickinson & Co.	11,329,247
1,088,555	@	CareFusion Corp.	28,770,509
1,652,200		Covidien PLC	83,072,616
489,600		CR Bard, Inc.	42,409,152
714,502	@	Henry Schein, Inc.	42,084,168
184,300		Johnson & Johnson	12,016,360
108,933		Stryker Corp.	6,233,146
			240,593,238
		Household Products/Wares: 0.5%
257,600		Clorox Co.	16,522,464
74,100		Fortune Brands, Inc.	3,594,591
			20,117,055

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance: 3.3%
1,579,500		AON Corp.	$67,460,445
688,800		Metlife, Inc.	29,852,592
76,070		White Mountains Insurance Group Ltd.	27,004,850
			124,317,887
		Internet: 0.0%
10,000	@	AOL, Inc.	252,800
			252,800
		Media: 3.7%
1,199,119		Cablevision Systems Corp.	28,946,733
255,100	@	Discovery Communications, Inc. - Class C	7,502,491
3,384,333		Time Warner, Inc.	105,828,083
			142,277,307

		Miscellaneous Manufacturing: 3.9%
1,098,431		Danaher Corp.	87,775,621
1,561,900	L	Tyco International Ltd.	59,742,675
			147,518,296
		Oil & Gas: 4.8%
976,000	@, L	CNX Gas Corp.	37,136,800
1,067,500		ExxonMobil Corp.	71,501,150
193,300		Hess Corp.	12,090,915
138,100		Japan Petroleum Exploration Co.	7,012,080
269,500		Murphy Oil Corp.	15,143,205
1,596,100		Nexen, Inc.	39,439,631
			182,323,781
		Pharmaceuticals: 2.9%
430,961		Cardinal Health, Inc.	15,527,525
597,500		Merck & Co., Inc.	22,316,625
4,295,537		Pfizer, Inc.	73,668,460
			111,512,610
		Pipelines: 2.5%
1,728,800		Spectra Energy Corp.	38,949,864
2,523,500		Williams Cos., Inc.	58,292,850
			97,242,714
		Real Estate: 0.3%
387,695	@, L	St. Joe Co.	12,541,933
			12,541,933
		Retail: 5.5%
244,600	@	Autozone, Inc.	42,337,814
806,800		CVS Caremark Corp.	29,496,608
592,645	@	Dollar General Corp.	14,964,286
3,026,200		Lowe’s Cos., Inc.	73,355,088
439,400		McDonald’s Corp.	29,316,768
348,300		Wal-Mart Stores, Inc.	19,365,480
			208,836,044
		Software: 0.8%
978,800		CA, Inc.	22,972,436
314,500		Microsoft Corp.	9,205,415
			32,177,851
		Telecommunications: 0.5%
366,600		AT&T, Inc.	9,472,944
337,900		Vodafone Group PLC ADR	7,869,691
			17,342,635
		Toys/Games/Hobbies: 0.4%
351,400		Hasbro, Inc.	13,451,592
			13,451,592
		Total Common Stock
		(Cost $2,055,526,747)	2,504,878,910
PREFERRED STOCK: 1.6%
		Diversified Financial Services: 0.4%
385,100		Affiliated Managers Group, Inc.	16,077,925
			16,077,925
		Food: 0.1%
42	#, I	HJ Heinz Finance Co.	4,442,813
			4,442,813
		Housewares: 0.4%
333,900	P	Newell Financial Trust I	13,522,950
			13,522,950
		Insurance: 0.4%
308,200		Aspen Insurance Holdings Ltd.	17,259,200
			17,259,200
		Oil & Gas: 0.0%
15,400		Goodrich Petroleum Corp.	512,820
			512,820
		Sovereign: 0.0%
164	@, P, ##	Federal National Mortgage Association	533,000
			533,000
		Telecommunications: 0.3%
171,700		Crown Castle International Corp.	10,207,565
			10,207,565
		Total Preferred Stock
		(Cost $77,103,675)	62,556,273

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		Retail: 0.1%
$2,448,000	#, I	Group 1 Automotive, Inc., 3.000%, due 03/15/20	$2,433,312
		Total Convertible Bonds
		(Cost $ 2,448,000)	2,433,312
CORPORATE BONDS/NOTES: 21.3%
		Advertising: 0.3%
9,520,000		Lamar Media Corp., 9.750%, due 04/01/14	10,448,200
			10,448,200
		Agriculture: 0.2%
6,000,000		Reynolds Consumer Products, 6.250%, due 11/05/15	6,068,124
			6,068,124
		Airlines: 0.2%
1,211,597	L	American Airlines Pass-Through Trust, 10.375%, due 07/02/19	1,402,424
2,733,603		Continental Airlines, Inc., 9.000%, due 07/08/16	2,952,292
2,445,000		Delta Airlines, Inc., 7.750%, due 12/17/19	2,567,250
			6,921,966
		Auto Parts & Equipment: 0.8%
11,250,000		Federal Mogul Corp., 2.178%, due 06/27/15	10,423,834
16,858,800		Federal Mogul Corp., 2.178%, due 12/27/15	15,620,740
5,585,567		Lear Corp., 2.728%, due 01/03/14	5,448,257
			31,492,831
		Beverages: 0.3%
12,230,000	#, I	Anheuser-Busch InBev Worldwide, Inc., 1.015%, due 03/26/13	12,265,577
			12,265,577
		Biotechnology: 0.7%
2,355,000		Life Technologies Corp., 3.375%, due 03/01/13	2,369,639
20,874,000	L	Millipore Corp., 3.750%, due 06/01/26	26,222,963
			28,592,602
		Chemicals: 0.3%
11,020,000		Airgas, Inc., 2.850%, due 10/01/13	11,004,649
1,500,000		Nalco, Co., 1.978%, due 05/01/16	1,495,625
			12,500,274
		Coal: 1.2%
11,950,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	12,338,375
29,255,000		Peabody Energy Corp., 4.750%, due 12/15/41	31,814,813
1,200,000		Peabody Energy Corp., 6.875%, due 03/15/13	1,219,500
			45,372,688
		Computers: 0.1%
2,425,000	#, I	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	2,479,563
575,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	589,375
			3,068,938
		Cosmetics/Personal Care: 0.1%
2,205,000		Procter & Gamble Co., 5.500%, due 02/01/34	2,220,889
			2,220,889
		Diversified Financial Services: 0.7%
5,125,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	5,102,553
10,199,560		Nuveen Investments, 3.323%, due 11/09/14	9,379,342
6,376,680		Pinnacle Foods Finance LLC, 2.979%, due 04/02/14	6,186,266
2,500,000		Pinnacle Foods Finance LLC, 7.500%, due 04/02/14	2,532,423
1,780,000		Teco Finance, Inc., 7.000%, due 05/01/12	1,919,769
3,250,000		Universal City Development Partners Ltd., 6.500%, due 10/20/14	3,287,213
			28,407,566
		Electric: 0.6%
985,000		Black Hills Corp., 9.000%, due 05/15/14	1,138,108
7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	8,091,563
485,000		CMS Energy Corp., 6.250%, due 02/01/20	481,675
1,405,000		Dominion Resources, Inc., 5.200%, due 08/15/19	1,440,702
1,380,000	#, I	Kansas Gas & Electric, 6.700%, due 06/15/19	1,555,619
2,440,000		Otter Tail Corp., 9.000%, due 12/15/16	2,537,600
2,455,000		Pacific Gas & Electric Co., 1.204%, due 06/10/10	2,459,377
2,270,000		Public Service Co. of Colorado, 5.125%, due 06/01/19	2,365,308
2,745,000		Virginia Electric and Power Co., 6.000%, due 01/15/36	2,839,381
			22,909,333
		Electrical Components & Equipment: 0.1%
2,620,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	2,505,375
			2,505,375
		Electronics: 0.2%
9,135,000		Newport Corp., 2.500%, due 02/15/12	8,575,481
			8,575,481
		Entertainment: 0.2%
5,750,000		Cedar Fair LP, 5.500%, due 02/10/16	5,751,438
			5,751,438
		Food: 0.5%
4,175,000		Kellogg Co., 4.450%, due 05/30/16	4,440,196

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Food (continued)
$7,500,000		Wm. Wrigley Jr. Co., 3.062%, due 12/11/12	$7,556,723
7,500,000		Wm. Wrigley Jr. Co., 3.313%, due 12/11/14	7,558,853
			19,555,772
		Forest Products & Paper: 1.4%
1,225,314		Georgia-Pacific Corp., 2.251%, due 08/22/14	1,224,282
25,435,607		Georgia-Pacific Corp., 2.282%, due 12/20/12	25,252,928
22,691,008		Georgia-Pacific Corp., 3.504%, due 12/23/14	22,832,736
2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16	2,518,500
			51,828,446
		Gas: 0.0%
1,240,000		Atmos Energy Corp., 8.500%, due 03/15/19	1,523,803
			1,523,803
		Healthcare - Products: 0.2%
1,230,000		Beckman Coulter, Inc., 7.000%, due 06/01/19	1,384,259
2,435,000		CareFusion Corp., 6.375%, due 08/01/19	2,667,530
4,660,000		Johnson & Johnson, 5.950%, due 08/15/37	5,062,512
			9,114,301
		Healthcare - Services: 0.8%
20,562,595		HCA, Inc., 1.751%, due 11/18/12	20,024,225
10,265,000		LifePoint Hospitals, Inc., 3.250%, due 08/15/25	10,046,869
			30,071,094
		Household Products/Wares: 0.1%
2,275,000		Fortune Brands, Inc., 5.125%, due 01/15/11	2,340,631
			2,340,631
		Internet: 0.1%
3,452,000		VeriSign, Inc., 3.250%, due 08/15/37	3,137,005
			3,137,005
		Iron/Steel: 0.2%
3,406,000		United States Steel Corp., 4.000%, due 05/15/14	7,173,888
			7,173,888
		Lodging: 0.5%
3,061,000	#, I	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,139,126
6,252,320		MGM Mirage, Inc., 6.000%, due 10/03/11	6,041,304
1,650,000	#	MGM Mirage, Inc., 9.000%, due 03/15/20	1,707,750
2,130,000	#, L	MGM Mirage, Inc., 10.375%, due 05/15/14	2,358,975
2,130,000		MGM Mirage, Inc., 13.000%, due 11/15/13	2,492,100
3,650,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 10/15/14	3,969,375
			19,708,630
		Machinery - Diversified: 0.1%
3,810,000		Roper Industries, Inc., 6.250%, due 09/01/19	4,044,650
			4,044,650
		Media: 2.6%
750,000		CCO Holdings, LLC, 2.752%, due 09/06/14	764,593
16,465,013		Charter Communications, 2.230%, due 03/06/14	15,932,946
3,721,591		Charter Communications, 7.250%, due 03/06/14	3,794,002
4,687,767		CSC Holdings, Inc., 1.300%, due 02/24/12	4,626,563
17,437,336		CSC Holdings, Inc., 2.046%, due 03/30/16	17,443,387
9,300,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	9,753,375
870,000	#, I	DirecTV Holdings, LLC, 5.875%, due 10/01/19	907,044
5,924,051		Discovery Communications, Inc., 2.251%, due 05/14/14	5,921,409
6,203,125		Discovery Communications, Inc. - Class C, 5.500%, due 05/14/14	6,275,925
4,875,000		DISH DBS Corp., 6.625%, due 10/01/14	4,923,750
11,628,000		Liberty Media Corp., 3.125%, due 03/30/23	12,398,355
2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15	2,576,875
6,888,000		Time Warner, Inc., 6.875%, due 05/01/12	7,580,189
3,750,000		TWCC Holdings Corp., 5.750%, due 09/14/15	3,799,609
3,250,000	#	XM Satellite Radio, Inc., 11.250%, due 06/15/13	3,534,375
			100,232,397
		Mining: 1.0%
20,375,000		Freeport-McMoRan Copper & Gold, Inc., 3.881%, due 04/01/15	20,604,219
3,055,000	L	Newmont Mining Corp., 1.250%, due 07/15/14	3,937,131
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17	9,904,646
2,400,000		Teck Resources Ltd., 10.750%, due 05/15/19	2,952,000
			37,397,996
		Miscellaneous Manufacturing: 0.4%
630,000		Actuant Corp., 2.000%, due 11/15/23	679,613
5,000,000		Rexnord, LLC, 2.813%, due 07/19/13	4,785,940
4,915,000		Tyco Electronics Group S.A., 6.000%, due 10/01/12	5,295,195
2,570,000		Tyco Electronics Group S.A., 6.550%, due 10/01/17	2,831,701
			13,592,449
		Oil & Gas: 0.8%
1,230,000		Anadarko Petroleum Corp., 8.700%, due 03/15/19	1,524,210
2,455,000		ConocoPhillips, 6.500%, due 02/01/39	2,751,834
1,575,000		Devon Energy Corp., 6.300%, due 01/15/19	1,760,968
3,600,000		Forest Oil Corp., 8.500%, due 02/15/14	3,816,000
622,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26	583,903
2,460,000		Hess Corp., 8.125%, due 02/15/19	3,003,549
1,125,000		PetroHawk Energy Corp., 10.500%, due 08/01/14	1,247,344
1,715,000		Pride International, Inc., 8.500%, due 06/15/19	1,946,525
1,220,000		Questar Market Resources, Inc., 6.800%, due 03/01/20	1,329,561
3,400,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16	3,910,000
2,125,000		Range Resources Corp., 8.000%, due 05/15/19	2,279,063
3,685,000		Shell International Finance BV, 6.375%, due 12/15/38	4,071,973

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount				Value
		Oil & Gas (continued)
$1,060,000		XTO Energy, Inc., 6.500%, due 12/15/18		$1,225,472
2,440,000		XTO Energy, Inc., 6.750%, due 08/01/37		2,866,405
				32,316,807
		Oil & Gas Services: 0.5%
13,608,000		Oil States International, Inc., 2.375%, due 07/01/25		20,616,120
				20,616,120
		Packaging & Containers: 0.1%
1,325,000		Ball Corp., 7.375%, due 09/01/19		1,402,844
1,125,000		Silgan Holdings, Inc., 7.250%, due 08/15/16		1,172,813
				2,575,657
		Pharmaceuticals: 0.2%
1,750,000		Butler Schein Animal Health, 5.500%, due 12/31/15		1,767,500
4,277,000		Valeant Pharmaceuticals International, 4.000%, due 11/15/13		5,977,108
				7,744,608
		Pipelines: 0.3%
2,815,000		Buckeye Partners L.P., 5.500%, due 08/15/19		2,854,877
1,415,000	#, I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16		1,591,726
550,000		Magellan Midstream Partners L.P., 6.550%, due 07/15/19		610,230
1,208,000	#, I	Southeast Supply Header LLC, 4.850%, due 08/15/14		1,244,677
1,270,000		Spectra Energy Capital, LLC, 5.650%, due 03/01/20		1,308,754
1,550,000		Tennessee Gas Pipeline Co., 8.000%, due 02/01/16		1,794,125
1,220,000	#, I	Williams Partners L.P., 3.800%, due 02/15/15		1,219,151
				10,623,540
		Real Estate: 0.4%
15,463,000	#, I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27		14,883,138
				14,883,138
		Retail: 1.2%
1,072,482		Dollar General Corp, 2.999%, due 07/07/14		1,059,685
9,750,000		Dollar General Corp., 10.625%, due 07/15/15		10,749,375
17,237,000	+	Group 1 Automotive, Inc., 2.250% (step rate 2.000%), due 06/15/36		14,328,256
615,000		Home Depot, Inc., 4.625%, due 08/15/10		624,011
6,110,000		Home Depot, Inc., 5.400%, due 03/01/16		6,610,831
3,175,000		Penske Auto Group, Inc., 7.750%, due 12/15/16		3,071,813
9,725,254		Rite Aid Co., 1.990%, due 06/04/14		8,847,958
				45,291,929
		Semiconductors: 1.2%
26,774,000		Linear Technology Corp., 3.000%, due 05/01/27		26,171,585
22,280,000		Xilinx, Inc., 3.125%, due 03/15/37		20,664,700
				46,836,285
		Software: 1.3%
56,927,296		First Data Corp., 3.032%, due 09/24/14		50,493,885
				50,493,885
		Telecommunications: 1.4%
9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17		10,758,375
1,715,000		Cellco Partnership / Verizon Wireless Capital, LLC, 3.750%, due 05/20/11		1,768,873
8,150,000		Crown Castle International Corp., 9.000%, due 01/15/15		8,863,125
735,000		Harris Corp., 6.375%, due 06/15/19		802,735
13,645,000		JDS Uniphase Corp., 1.000%, due 05/15/26		12,399,894
8,804,000		Lucent Technologies, Inc., 2.875%, due 06/15/25		7,670,485
2,656,000		SBA Communications Corp., 1.875%, due 05/01/13		2,822,000
825,000	#	SBA Telecommunications, Inc., 8.000%, due 08/15/16		872,438
625,000	#	SBA Telecommunications, Inc., 8.250%, due 08/15/19		668,750
775,000		Sprint Capital Corp., 6.900%, due 05/01/19		713,000
7,025,000		Sprint Capital Corp., 8.375%, due 03/15/12		7,341,125
				54,680,800
		Total Corporate Bonds/Notes
		(Cost $745,127,784)		812,885,113
		Total Long-Term Investments
		(Cost $2,880,206,206)		3,382,753,608

Shares				Value
SHORT-TERM INVESTMENTS: 11.6%
		Mutual Fund: 10.6%
404,576,282		T. Rowe Price Reserve Investment Fund		$404,576,282
		Total Mutual Fund
		(Cost $404,576,282)		404,576,282
		Securities Lending Collateral(cc): 1.0%
36,607,829		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$36,607,829
2,552,122	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		2,041,698
		Total Securities Lending Collateral
		(Cost $39,159,951)		38,649,527
		Total Short-Term Investments
		(Cost $443,736,233)		443,225,809
		Total Investments in Securities
		(Cost $3,323,942,439)*	100.3%	$3,825,979,417
		Other Assets and Liabilities - Net	(0.3)	(12,249,834)
		Net Assets	100.0%	$3,813,729,583

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
*	Cost for federal income tax purposes is $3,367,825,561.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$532,533,907
	Gross Unrealized Depreciation	(74,380,051)
	Net Unrealized Appreciation	$458,153,856

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$113,170,828	$—	$—	$113,170,828
Agriculture	59,230,732	—	—	59,230,732
Banks	315,149,840	—	—	315,149,840
Beverages	61,403,096	—	—	61,403,096
Chemicals	29,423,276	—	—	29,423,276
Commercial Services	42,774,816	—	—	42,774,816
Computers	83,926,800	—	—	83,926,800
Cosmetics/Personal Care	48,488,420	—	—	48,488,420
Distribution/Wholesale	—	10,734,971	—	10,734,971
Diversified Financial Services	34,993,788	—	—	34,993,788
Electric	119,462,498	—	—	119,462,498
Electronics	99,291,028	—	—	99,291,028
Entertainment	11,785,809	—	—	11,785,809
Environmental Control	4,936,302	—	—	4,936,302
Food	111,743,171	—	—	111,743,171
Gas	7,857,792	—	—	7,857,792
Healthcare - Products	240,593,238	—	—	240,593,238
Household Products/Wares	20,117,055	—	—	20,117,055
Insurance	124,317,887	—	—	124,317,887
Internet	252,800	—	—	252,800
Media	142,277,307	—	—	142,277,307
Miscellaneous Manufacturing	147,518,296	—	—	147,518,296
Oil & Gas	175,311,701	7,012,080	—	182,323,781
Pharmaceuticals	111,512,610	—	—	111,512,610
Pipelines	97,242,714	—	—	97,242,714
Real Estate	12,541,933	—	—	12,541,933
Retail	208,836,044	—	—	208,836,044
Software	32,177,851	—	—	32,177,851
Telecommunications	17,342,635	—	—	17,342,635
Toys/Games/Hobbies	13,451,592	—	—	13,451,592
Total Common Stock	2,487,131,859	17,747,051	—	2,504,878,910
Preferred Stock	—	62,556,273	—	62,556,273
Convertible Bonds	—	2,433,312	—	2,433,312
Corporate Bonds/Notes	—	812,885,113	—	812,885,113
Short-Term Investments	36,607,829	404,576,282	2,041,698	443,225,809
Total Investments, at value	$2,523,739,688	$1,300,198,031	$2,041,698	$3,825,979,417

Liabilities Table
Other Financial Instruments+:
Written options	(9,857,401)	—	—	(9,857,401)
Total Liabilities	$(9,857,401)	$—	$—	$(9,857,401)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$2,041,698	$—	$—	$—	$—	$—	$—	$—	$2,041,698
Total Investments, at value	$2,041,698	$—	$—	$—	$—	$—	$2,041,698	$—	$2,041,698

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2010:

Exchange-Traded Options

	Exercise	Expiration	# of	Premium
Description/Name of Issuer	Price	Date	Contracts	Received	Value
AT&T Inc.	25.00	01/22/2011	3,666	$659,872	$(641,550)
Bank Of America Corp.	17.50	01/22/2011	5,491	988,532	(1,328,822)
Cardinal Health Inc	35.00	01/22/2011	1,599	364,452	(543,660)
Cardinal Health Inc.	40.00	01/22/2011	2,132	173,923	(266,500)
CVS Caremark Corp.	35.00	01/22/2011	1,600	442,730	(688,000)
CVS Caremark Corp.	40.00	01/22/2011	2,663	308,919	(497,981)
Exxon-Mobile Corp.	75.00	01/22/2011	8,377	3,042,213	(1,365,451)
Exxon-Mobile Corp.	80.00	01/22/2011	2,298	926,731	(190,734)
Johnson & Johnson	70.00	01/22/2011	1,843	372,557	(215,631)
Merck & Co.	45.00	01/22/2011	5,975	631,960	(424,225)
Pfizer Inc.	20.00	01/22/2011	42,409	3,471,064	(1,738,769)
Procter & Gamble Co.	65.00	01/22/2011	7,218	2,066,915	(1,956,078)
				$13,449,868	$(9,857,401)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 1.7%
207,400		Boeing Co.	$15,059,314
106,000		Lockheed Martin Corp.	8,821,320
			23,880,634
		Banks: 13.2%
108,800	@, L	Allied Irish Banks PLC ADR	350,336
1,902,019		Bank of America Corp.	33,951,037
463,200		Bank of New York Mellon Corp.	14,303,616
229,900		Capital One Financial Corp.	9,520,159
1,049,244		JPMorgan Chase & Co.	46,953,669
760,600		Keycorp	5,894,650
433,400		Marshall & Ilsley Corp.	3,488,870
686,700	L	Regions Financial Corp.	5,390,595
419,000		SunTrust Bank	11,225,010
858,300		US Bancorp.	22,212,804
923,400		Wells Fargo & Co.	28,736,208
			182,026,954
		Biotechnology: 0.6%
133,500	@	Amgen, Inc.	7,977,960
			7,977,960
		Building Materials: 1.0%
639,400		Masco Corp.	9,923,488
223,800	@, L	USG Corp.	3,840,408
			13,763,896
		Chemicals: 1.8%
332,000		EI Du Pont de Nemours & Co.	12,363,680
261,400		International Flavors & Fragrances, Inc.	12,460,938
7,500		Monsanto Co.	535,650
			25,360,268
		Commercial Services: 0.2%
137,600		H&R Block, Inc.	2,449,280
			2,449,280
		Computers: 1.4%
227,800	@	Computer Sciences Corp.	12,412,822
481,900	@	Dell, Inc.	7,233,319
			19,646,141
		Distribution/Wholesale: 0.5%
155,200		Genuine Parts Co.	6,555,648
			6,555,648
		Diversified Financial Services: 4.2%
704,600		American Express Co.	29,071,796
384,200		Legg Mason, Inc.	11,015,014
271,400		NYSE Euronext	8,036,154
711,600	@	SLM Corp.	8,909,232
			57,032,196
		Electric: 6.7%
185,400		Constellation Energy Group, Inc.	6,509,394
524,600		Duke Energy Corp.	8,561,472
126,100		Entergy Corp.	10,258,235
320,500		Exelon Corp.	14,041,105
111,700		FirstEnergy Corp.	4,366,353
151,200	@	NRG Energy, Inc.	3,160,080
189,800		Pacific Gas & Electric Co.	8,051,316
185,400		Pinnacle West Capital Corp.	6,995,142
282,900		PPL Corp.	7,839,159
246,100		Progress Energy, Inc.	9,686,496
191,500		TECO Energy, Inc.	3,042,935
455,700		Xcel Energy, Inc.	9,660,840
			92,172,527
		Entertainment: 0.1%
90,675		Madison Square Garden, Inc.	1,970,368
			1,970,368
		Food: 2.8%
56,600		Campbell Soup Co.	2,000,810
489,400		Hershey Co.	20,951,214
315,100		Kraft Foods, Inc.	9,528,624
148,900		McCormick & Co., Inc.	5,711,804
			38,192,452
		Forest Products & Paper: 2.1%
659,293		International Paper Co.	16,225,201
312,200		MeadWestvaco Corp.	7,976,710
111,300		Weyerhaeuser Co.	5,038,551
			29,240,462
		Gas: 0.9%
181,100		CenterPoint Energy, Inc.	2,600,596
650,400		NiSource, Inc.	10,276,320
			12,876,916

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 0.9%
198,200		Johnson & Johnson	$12,922,640
			12,922,640
		Home Builders: 0.2%
223,400		D.R. Horton, Inc.	2,814,840
			2,814,840
		Home Furnishings: 1.0%
159,400		Whirlpool Corp.	13,907,650
			13,907,650
		Household Products/Wares: 3.1%
244,600		Avery Dennison Corp.	8,905,886
398,200		Fortune Brands, Inc.	19,316,682
220,400		Kimberly-Clark Corp.	13,858,752
			42,081,320
		Insurance: 3.7%
111,000		Chubb Corp.	5,755,350
378,277		Lincoln National Corp.	11,613,104
603,400		Marsh & McLennan Cos., Inc.	14,735,028
300,600		Progressive Corp.	5,738,454
302,100	L	Sun Life Financial, Inc.	9,706,473
73,592		Travelers Cos., Inc.	3,969,552
			51,517,961
		Internet: 0.7%
338,300	@	eBay, Inc.	9,117,185
			9,117,185
		Iron/Steel: 1.0%
309,200		Nucor Corp.	14,031,496
			14,031,496
		Leisure Time: 0.5%
240,900		Harley-Davidson, Inc.	6,762,063
			6,762,063
		Lodging: 1.0%
311,425		Marriott International, Inc.	9,816,116
375,400	@, L	MGM Mirage, Inc.	4,504,800
			14,320,916
		Machinery - Diversified: 1.0%
230,100		Deere & Co.	13,681,746
			13,681,746
		Media: 5.5%
362,700		Cablevision Systems Corp.	8,755,578
245,100		Comcast Corp. – Class A	4,612,782
426,500		McGraw-Hill Cos., Inc.	15,204,725
558,900	@	New York Times Co.	6,220,557
635,766		Time Warner, Inc.	19,880,403
482,200		Walt Disney Co.	16,833,602
386,300		WPP PLC	3,997,352
			75,504,999
		Mining: 1.1%
364,700		Alcoa, Inc.	5,193,328
216,500	L	Vulcan Materials Co.	10,227,460
			15,420,788
		Miscellaneous Manufacturing: 8.3%
278,200		3M Co.	23,249,174
193,000	@	Cooper Industries PLC	9,252,420
74,500		Eaton Corp.	5,644,865
1,995,000		General Electric Co.	36,309,000
336,500		Honeywell International, Inc.	15,233,355
357,100		Illinois Tool Works, Inc.	16,912,256
83,000		ITT Corp.	4,449,630
73,100		Pall Corp.	2,959,819
			114,010,519
		Oil & Gas: 11.1%
225,800		Anadarko Petroleum Corp.	16,445,014
283,724		BP PLC ADR	16,192,129
445,090		Chevron Corp.	33,751,175
126,500		ConocoPhillips	6,473,005
445,124		ExxonMobil Corp.	29,814,406
316,800		Murphy Oil Corp.	17,800,992
426,500		Royal Dutch Shell PLC ADR - Class A	24,677,290
236,400		Sunoco, Inc.	7,023,444
			152,177,455
		Oil & Gas Services: 1.1%
241,100		Schlumberger Ltd.	15,300,206
			15,300,206
		Pharmaceuticals: 3.4%
455,700		Bristol-Myers Squibb Co.	12,167,190
327,800		Eli Lilly & Co.	11,872,916
418,000		Merck & Co., Inc.	15,612,300
391,176		Pfizer, Inc.	6,708,668
			46,361,074
		Pipelines: 0.7%
291,550		Spectra Energy Corp.	6,568,622
137,900		Williams Cos., Inc.	3,185,490
			9,754,112

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Retail: 4.1%
364,300	@	Bed Bath & Beyond, Inc.		$15,941,768
723,300		Home Depot, Inc.		23,398,755
255,300		Macy’s, Inc.		5,557,881
143,300		Tiffany & Co.		6,805,317
91,600		Wal-Mart Stores, Inc.		5,092,960
				56,796,681
		Semiconductors: 1.8%
397,900		Analog Devices, Inc.		11,467,478
336,100		Applied Materials, Inc.		4,530,628
369,200		Intel Corp.		8,218,392
				24,216,498
		Software: 1.8%
286,700	@	Electronic Arts, Inc.		5,349,822
652,400		Microsoft Corp.		19,095,748
				24,445,570
		Telecommunications: 4.5%
979,503		AT&T, Inc.		25,310,358
229,400	@	Cisco Systems, Inc.		5,971,282
1,784,200		Qwest Communications International, Inc.		9,313,524
871,400	@	Sprint Nextel Corp.		3,311,320
390,950		Verizon Communications, Inc.		12,127,269
2,262,100		Vodafone Group PLC		5,232,043
				61,265,796
		Toys/Games/Hobbies: 0.8%
492,300		Mattel, Inc.		11,194,902
				11,194,902
		Transportation: 1.1%
233,400		United Parcel Service, Inc. - Class B		15,033,294
				15,033,294
		Total Common Stock
		(Cost $1,276,823,610)		1,315,785,413
SHORT-TERM INVESTMENTS: 4.7%
		Mutual Fund: 3.9%
53,484,576		T. Rowe Price Reserve Investment Fund		53,484,576
		Total Mutual Fund
		(Cost $53,484,576)		53,484,576
		Securities Lending Collateral(cc): 0.8%
9,798,486		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		9,798,486
2,183,316	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,746,652
		Total Securities Lending Collateral
		(Cost $11,981,802)		11,545,138
		Total Short-Term Investments
		(Cost $65,466,378)		65,029,714
		Total Investments in Securities
		(Cost $1,342,289,988)*	100.3%	$1,380,815,127
		Other Assets and Liabilities - Net	(0.3)	(4,454,571)
		Net Assets	100.0%	$1,376,360,556

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $1,357,512,635.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$172,422,740
		Gross Unrealized Depreciation		(149,120,248)
		Net Unrealized Appreciation		$23,302,492

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Aerospace/Defense	$23,880,634	$—	$—	$23,880,634
Banks	181,676,618	350,336	—	182,026,954
Biotechnology	7,977,960	—	—	7,977,960
Building Materials	13,763,896	—	—	13,763,896
Chemicals	25,360,268	—	—	25,360,268
Commercial Services	2,449,280	—	—	2,449,280
Computers	19,646,141	—	—	19,646,141
Distribution/Wholesale	6,555,648	—	—	6,555,648
Diversified Financial Services	57,032,196	—	—	57,032,196
Electric	92,172,527	—	—	92,172,527
Entertainment	1,970,368	—	—	1,970,368
Food	38,192,452	—	—	38,192,452
Forest Products & Paper	29,240,462	—	—	29,240,462
Gas	12,876,916	—	—	12,876,916
Healthcare - Products	12,922,640	—	—	12,922,640
Home Builders	2,814,840	—	—	2,814,840
Home Furnishings	13,907,650	—	—	13,907,650
Household Products/Wares	42,081,320	—	—	42,081,320
Insurance	51,517,961	—	—	51,517,961
Internet	9,117,185	—	—	9,117,185
Iron/Steel	14,031,496	—	—	14,031,496
Leisure Time	6,762,063	—	—	6,762,063
Lodging	14,320,916	—	—	14,320,916
Machinery - Diversified	13,681,746	—	—	13,681,746
Media	71,507,647	3,997,352	—	75,504,999
Mining	15,420,788	—	—	15,420,788
Miscellaneous Manufacturing	114,010,519	—	—	114,010,519
Oil & Gas	152,177,455	—	—	152,177,455
Oil & Gas Services	15,300,206	—	—	15,300,206
Pharmaceuticals	46,361,074	—	—	46,361,074
Pipelines	9,754,112	—	—	9,754,112
Retail	56,796,681	—	—	56,796,681
Semiconductors	24,216,498	—	—	24,216,498
Software	24,445,570	—	—	24,445,570
Telecommunications	56,033,753	5,232,043	—	61,265,796
Toys/Games/Hobbies	11,194,902	—	—	11,194,902
Transportation	15,033,294	—	—	15,033,294
Total Common Stock	1,306,205,682	9,579,731	—	1,315,785,413
Short-Term Investments	9,798,486	53,484,576	1,746,652	65,029,714
Total Investments, at value	$1,316,004,168	$63,064,307	$1,746,652	$1,380,815,127

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,746,652	$—	$—	$—	$—	$—	$—	$—	$1,746,652
Total Investments, at value	$1,746,652	$—	$—	$—	$—	$—	$—	$—	$1,746,652

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.5%
		Australia: 0.6%
506,011		Brambles Ltd.	$3,413,345
			3,413,345
		Austria: 0.5%
235,940		Telekom Austria AG	3,298,938
			3,298,938
		Bermuda: 2.8%
52,820		RenaissanceRe Holdings Ltd.	2,998,063
212,830		Tyco Electronics Ltd.	5,848,568
211,550		Tyco International Ltd.	8,091,788
			16,938,419
		Brazil: 0.9%
90,050		Empresa Brasileira de Aeronautica SA ADR	2,157,598
111,130		Vale S.A. ADR	3,084,969
			5,242,567
		China: 0.2%
25,000	L	China Telecom Corp. Ltd. ADR	1,224,750
			1,224,750
		France: 7.5%
54,730		Accor S.A.	3,028,550
120,314		AXA S.A.	2,669,163
47,650		Compagnie Generale des Etablissements Michelin	3,509,386
290,480		France Telecom S.A.	6,957,817
159,530		Sanofi-Aventis	11,905,526
165,330		Total S.A.	9,595,465
292,500		Vivendi	7,821,653
			45,487,560
		Germany: 5.3%
92,210	L	Bayerische Motoren Werke AG	4,253,962
270,220		Deutsche Post AG	4,680,157
37,240	L	Merck KGaA	3,019,239
24,040		Muenchener Rueckversicherungs AG	3,899,708
109,820		SAP AG	5,316,839
106,400		Siemens AG	10,631,226
			31,801,131
		Hong Kong: 1.1%
229,000		Cheung Kong Holdings Ltd.	2,944,721
285,500		Swire Pacific Ltd.	3,431,627
			6,376,348
		India: 0.5%
76,440		ICICI Bank Ltd. ADR	3,263,988
			3,263,988
		Ireland: 5.0%
387,240		Accenture PLC	16,244,718
196,080		Covidien PLC	9,858,902
159,010		CRH PLC	3,973,173
			30,076,793
		Italy: 2.4%
259,567		ENI S.p.A.	6,088,487
1,237,110	@	Intesa Sanpaolo S.p.A.	4,607,104
1,309,440	@	UniCredito Italiano S.p.A.	3,860,970
			14,556,561
		Japan: 2.9%
91,300		Fuji Photo Film Co. Ltd.	3,144,885
381,500		Konica Minolta Holdings, Inc.	4,462,162
5,400	L	Nintendo Co. Ltd.	1,810,963
132,900		Toyota Motor Corp.	5,343,826
37,980		USS Co. Ltd.	2,583,587
			17,345,423
		Netherlands: 3.5%
186,230		Koninklijke Philips Electronics NV	5,975,437
92,780	@	Randstad Holdings NV	4,406,018
284,679		Royal Dutch Shell PLC - Class B	7,848,002
138,258		SBM Offshore NV	2,762,587
			20,992,044
		Norway: 0.5%
118,450		Statoil ASA	2,756,256
			2,756,256
		Russia: 0.4%
113,600		OAO Gazprom ADR	2,666,192
			2,666,192
		Singapore: 2.7%
313,980		DBS Group Holdings Ltd.	3,201,264
603,260	@	Flextronics International Ltd.	4,729,558
3,607,000		Singapore Telecommunications Ltd.	8,159,204
			16,090,026

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		South Korea: 3.3%
67,008		Hyundai Motor Co.	$6,832,999
85,760		KB Financial Group, Inc.	4,130,253
12,787		Samsung Electronics Co. Ltd.	9,244,928
			20,208,180
		Spain: 1.4%
48,240		Inditex S.A.	3,181,693
233,371		Telefonica S.A.	5,529,643
			8,711,336
		Sweden: 1.1%
220,390	L	Svenska Cellulosa AB - B Shares	3,107,427
352,208		Telefonaktiebolaget LM Ericsson	3,693,259
			6,800,686
		Switzerland: 6.6%
65,450		ACE Ltd.	3,423,035
75,280		Adecco S.A.	4,273,771
45,450		Lonza Group AG	3,712,615
159,580		Nestle S.A.	8,177,199
164,940		Novartis AG	8,922,256
38,430		Roche Holding AG - Genusschein	6,241,437
65,120		Swiss Reinsurance	3,195,142
129,310	@	UBS AG - Reg	2,103,603
			40,049,058
		Taiwan: 1.0%
577,858		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,061,730
			6,061,730
		Turkey: 0.5%
192,400		Turkcell Iletisim Hizmet AS ADR	2,897,544
			2,897,544
		United Kingdom: 12.4%
1,091,710		Aviva PLC	6,377,606
530,620		BAE Systems PLC	2,991,569
134,970		BG Group PLC	2,337,383
1,013,150		BP PLC	9,589,604
811,880		Compass Group PLC	6,481,390
478,880		GlaxoSmithKline PLC	9,191,974
543,119		HSBC Holdings PLC	5,518,090
1,458,820		Kingfisher PLC	4,749,807
455,150		Pearson PLC	7,135,433
1,551,270	@	Premier Foods PLC	747,382
289,250		Standard Life PLC	878,467
480,930		Tesco PLC	3,179,696
4,003,597		Vodafone Group PLC	9,259,975
252,455	@	Wolseley PLC	6,100,165
			74,538,541
		United States: 34.4%
53,800		Abbott Laboratories	2,834,184
209,630		Alcoa, Inc.	2,985,131
119,120		American Express Co.	4,914,891
257,880	@	Amgen, Inc.	15,410,909
52,680		AT&T, Inc.	1,361,251
41,260		Baker Hughes, Inc.	1,932,618
600		Bank of America Corp.	10,710
30,400	@	Biogen Idec, Inc.	1,743,744
170,580	@	Boston Scientific Corp.	1,231,588
115,060		Bristol-Myers Squibb Co.	3,072,102
38,830		Chevron Corp.	2,944,479
223,530		Chico’s FAS, Inc.	3,223,303
313,130	@	Cisco Systems, Inc.	8,150,774
482,830		Comcast Corp. – Class A	9,086,861
35,270		Comcast Corp. – Special Class A	633,802
109,305		CVS Caremark Corp.	3,996,191
153,920	@	Dell, Inc.	2,310,339
118,870		Expedia, Inc.	2,966,995
60,470		FedEx Corp.	5,647,898
357,610		General Electric Co.	6,508,502
120,240		Halliburton Co.	3,622,831
77,840		Home Depot, Inc.	2,518,124
31,830		JPMorgan Chase & Co.	1,424,393
84,800		Medtronic, Inc.	3,818,544
190,820		Merck & Co., Inc.	7,127,127
503,450		Microsoft Corp.	14,735,982
728,150		News Corp. - Class A	10,492,642
646,780		Oracle Corp.	16,615,777
585,310		Pfizer, Inc.	10,038,067
308,350		Progressive Corp.	5,886,402
117,220		Quest Diagnostics	6,832,754
224,220	@	Seagate Technology, Inc.	4,094,257
957,780	@	Sprint Nextel Corp.	3,639,564
65,420		Target Corp.	3,441,092
66,882		Time Warner Cable, Inc.	3,565,479
170,703		Time Warner, Inc.	5,337,883
45,940		Torchmark Corp.	2,458,249
132,580		United Parcel Service, Inc. - Class B	8,539,478

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
213,810	@	Viacom - Class B		$7,350,788
153,680		Walt Disney Co.		5,364,969
				207,870,674
		Total Common Stock
		(Cost $604,168,590)		588,668,090
SHORT-TERM INVESTMENTS: 5.3%

Principal Amount				Value
		U.S. Government Agency Obligations: 2.0%
$11,750,000	Z	Federal Home Loan Bank, 0.150%, due 04/01/10		$11,750,000

		Total U.S. Government Agency Obligations
		(Cost $11,750,000)		11,750,000

Shares				Value
		Securities Lending Collateral(cc): 3.3%
19,609,847		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$19,609,847
721,212	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		576,969
		Total Securities Lending Collateral
		(Cost $20,331,059)		20,186,816
		Total Short-Term Investments
		(Cost $32,081,059)		31,936,816
		Total Investments in Securities
		(Cost $636,249,649)*	102.8%	$620,604,906
		Other Assets and Liabilities - Net	(2.8)	(16,988,643)
		Net Assets	100.0%	$603,616,263

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $637,897,049.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$69,592,306
		Gross Unrealized Depreciation		(86,884,449)
		Net Unrealized Depreciation		$(17,292,143)

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.9%
Auto Manufacturers	2.7
Auto Parts & Equipment	0.6
Banks	4.0
Biotechnology	2.8
Building Materials	0.7
Chemicals	0.6
Commercial Services	2.0
Computers	3.7
Distribution/Wholesale	1.0
Diversified Financial Services	1.5
Electronics	2.7
Food	2.0
Food Service	1.1
Forest Products & Paper	0.5
Healthcare - Products	2.5
Healthcare - Services	1.1
Holding Companies - Diversified	0.6
Insurance	5.3
Internet	0.5
Lodging	0.5
Media	9.4
Mining	1.0
Miscellaneous Manufacturing	5.4
Oil & Gas	7.3
Oil & Gas Services	1.4
Pharmaceuticals	10.3
Real Estate	0.5
Retail	3.9
Semiconductors	2.5
Software	6.1
Telecommunications	9.0
Toys/Games/Hobbies	0.3
Transportation	3.1
Short-Term Investments	5.3
Other Assets and Liabilities - Net	(2.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,413,345	$—	$3,413,345
Austria	—	3,298,938	—	3,298,938
Bermuda	16,938,419	—	—	16,938,419
Brazil	5,242,567	—	—	5,242,567
China	1,224,750	—	—	1,224,750
France	—	45,487,560	—	45,487,560
Germany	—	31,801,131	—	31,801,131
Hong Kong	—	6,376,348	—	6,376,348
India	3,263,988	—	—	3,263,988
Ireland	26,103,620	3,973,173	—	30,076,793
Italy	—	14,556,561	—	14,556,561
Japan	—	17,345,423	—	17,345,423
Netherlands	—	20,992,044	—	20,992,044
Norway	—	2,756,256	—	2,756,256
Russia	2,666,192	—	—	2,666,192
Singapore	4,729,558	11,360,468	—	16,090,026
South Korea	—	20,208,180	—	20,208,180
Spain	—	8,711,336	—	8,711,336
Sweden	—	6,800,686	—	6,800,686
Switzerland	3,423,035	36,626,023	—	40,049,058
Taiwan	6,061,730	—	—	6,061,730
Turkey	2,897,544	—	—	2,897,544
United Kingdom	—	74,538,541	—	74,538,541
United States	207,870,674	—	—	207,870,674
Total Common Stock	280,422,077	308,246,013	—	588,668,090
Short-Term Investments	19,609,847	11,750,000	576,969	31,936,816
Total Investments, at value	$300,031,924	$319,996,013	$576,969	$620,604,906

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969
Total Investments, at value	$576,969	$—	$—	$—	$—	$—	$—	$—	$576,969

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2010 (Unaudited)

Shares				Value
COMMON STOCK: 97.2%
		Finland: 3.2%
274,019		Kone OYJ		$11,325,468
				11,325,468
		France: 2.8%
168,084		Groupe Danone		10,123,190
				10,123,190
		Japan: 2.6%
358,600		Kao Corp.		9,094,674
				9,094,674
		Netherlands: 6.7%
886,670		Reed Elsevier NV		10,760,529
595,562		Wolters Kluwer NV		12,903,079
				23,663,608
		Sweden: 5.3%
782,575		Swedish Match AB		18,701,441
				18,701,441
		Switzerland: 7.7%
397,425		Nestle S.A.		20,364,854
130,723		Novartis AG		7,071,323
				27,436,177
		United Kingdom: 31.1%
146,278		Admiral Group PLC		2,932,621
839,678		British American Tobacco PLC		28,948,254
317,155		Diageo PLC		5,332,275
1,623,670		Experian Group Ltd.		15,966,266
635,067		Imperial Tobacco Group PLC		19,376,746
400,405		Reckitt Benckiser PLC		21,999,794
534,368		Unilever PLC		15,643,412
				110,199,368
		United States: 37.8%
144,810		Brown-Forman Corp.		8,608,955
215,228	@	Career Education Corp.		6,809,814
585,076		Dr Pepper Snapple Group, Inc.		20,577,123
226,951	@	eBay, Inc.		6,116,329
44,123		Fortune Brands, Inc.		2,140,407
306,455		Kellogg Co.		16,373,891
308,934		McGraw-Hill Cos., Inc.		11,013,497
106,744		Mead Johnson Nutrition Co.		5,553,890
381,887		Moody’s Corp.		11,361,138
326,276		Philip Morris International, Inc.		17,018,556
238,937		Procter & Gamble Co.		15,117,544
165,504		Scotts Miracle-Gro Co.		7,671,110
217,925		Weight Watchers International, Inc.		5,563,625
				133,925,879
		Total Common Stock
		(Cost $304,175,165)		344,469,805
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc): 2.7%
8,788,891		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		8,788,891
727,587	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		582,069

		Total Short-Term Investments
		(Cost $9,516,478)		9,370,960
		Total Investments in Securities
		(Cost $313,691,643)*	99.9%	$353,840,765
		Other Assets and Liabilities - Net	0.1	513,946
		Net Assets	100.0%	$354,354,711

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	*	Cost for federal income tax purposes is $315,987,542.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$52,120,064
		Gross Unrealized Depreciation		(14,266,841)
		Net Unrealized Appreciation		$37,853,223

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	23.7%
Beverages	9.8
Commercial Services	11.2
Cosmetics/Personal Care	6.8
Food	17.6
Household Products/Wares	9.0
Insurance	0.8
Internet	1.7
Machinery - Diversified	3.2
Media	9.8
Pharmaceuticals	3.6
Short-Term Investments	2.7
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Finland	$—	$11,325,468	$—	$11,325,468
France	—	10,123,190	—	10,123,190
Japan	—	9,094,674	—	9,094,674
Netherlands	—	23,663,608	—	23,663,608
Sweden	—	18,701,441	—	18,701,441
Switzerland	—	27,436,177	—	27,436,177
United Kingdom	—	110,199,368	—	110,199,368
United States	133,925,879	—	—	133,925,879
Total Common Stock	133,925,879	210,543,926	—	344,469,805
Short-Term Investments	8,788,891	—	582,069	9,370,960
Total Investments, at value	$142,714,770	$210,543,926	$582,069	$353,840,765
Other Financial Instruments+:
Forward foreign currency contracts	—	763,195	—	763,195
Total Assets	$142,714,770	$211,307,121	$582,069	$354,603,960

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(923,075)	$—	$(923,075)
Total Liabilities	$—	$(923,075)	$—	$(923,075)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$582,069	$—	$—	$—	$—	$—	$—	$—	$582,069
Total Investments, at value	$582,069	$—	$—	$—	$—	$—	$582,069	$—	$582,069

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound
GBP 2,330,000	BUY	4/7/10	$3,557,258	$3,535,617	$(21,641)
British Pound
GBP 2,330,000	BUY	4/7/10	3,557,260	3,535,617	(21,643)
British Pound
GBP 2,330,000	BUY	4/7/10	3,557,258	3,535,617	(21,641)
British Pound
GBP 2,330,000	BUY	4/7/10	3,557,255	3,535,617	(21,638)
British Pound
GBP 5,935,000	BUY	4/7/10	8,813,695	9,005,961	192,266
British Pound
GBP 5,935,000	BUY	4/7/10	8,820,004	9,005,961	185,957
British Pound
GBP 5,935,000	BUY	4/7/10	8,813,475	9,005,961	192,486
British Pound
GBP 5,935,000	BUY	4/7/10	8,813,475	9,005,961	192,486
					$676,632
British Pound
GBP 8,265,000	SELL	4/7/10	$12,526,517	$12,541,578	$(15,061)
British Pound
GBP 8,265,000	SELL	4/7/10	12,528,211	12,541,578	(13,367)
British Pound
GBP 8,265,000	SELL	4/7/10	12,516,599	12,541,578	(24,979)
British Pound
GBP 8,265,000	SELL	4/7/10	12,518,334	12,541,578	(23,244)
British Pound
GBP 5,906,250	SELL	5/4/10	8,775,742	8,960,866	(185,124)
British Pound
GBP 5,906,250	SELL	5/4/10	8,769,340	8,960,866	(191,526)
British Pound
GBP 5,906,250	SELL	5/4/10	8,769,275	8,960,866	(191,591)
British Pound
GBP 5,906,250	SELL	5/4/10	8,769,246	8,960,866	(191,620)
					$(836,512)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 37.7%
		Austria: 0.0%
114		OMV AG	$4,274
171		Voestalpine AG	6,895
			11,169
		Belgium: 0.1%
1,111		Anheuser-Busch InBev NV	55,881
126		Groupe Bruxelles Lambert S.A.	11,128
87		Solvay S.A.	8,931
194		Umicore	6,767
			82,707
		Bermuda: 0.1%
600	@	Marvell Technology Group Ltd.	12,228
1,000		SeaDrill Ltd. ADR	23,402
400		Tyco International Ltd.	15,300
			50,930
		Denmark: 0.3%
1		AP Moller - Maersk A/S - Class A	7,276
4		AP Moller - Maersk A/S - Class B	30,485
27		Coloplast A/S	2,971
1,759	@	Danske Bank A/S	43,161
1,107		Novo-Nordisk A/S	85,455
63		Novozymes A/S	6,970
697	@	Vestas Wind Systems A/S	37,920
			214,238
		Finland: 0.2%
298		Fortum OYJ	7,293
324		Kone OYJ	13,391
3,735		Nokia OYJ	58,207
1,669		Sampo OYJ	44,246
664		UPM-Kymmene OYJ	8,805
			131,942
		France: 2.1%
208		Accor S.A.	11,510
648		Air Liquide	77,841
6,870	@	Alcatel S.A.	21,607
900		Alstom	56,038
115	@	Atos Origin	5,776
2,895		AXA S.A.	64,225
2,230		BNP Paribas	170,923
193		Bouygues S.A.	9,683
486		Capgemini S.A.	23,895
1,089		Carrefour S.A.	52,471
182		Christian Dior S.A.	19,401
251		Cie de Saint-Gobain	12,054
340		Cie Generale D’Optique Essilor International S.A.	21,712
234		Compagnie Generale des Etablissements Michelin	17,234
1,524		Credit Agricole S.A.	26,621
109		Dassault Systemes S.A.	6,445
856		Electricite de France	46,664
1,693		France Telecom S.A.	40,552
1,695		Gaz de France	65,524
820		Groupe Danone	49,386
109		Hermes International	15,143
134		Lafarge S.A.	9,413
488		L’Oreal S.A.	51,320
580		LVMH Moet Hennessy Louis Vuitton S.A.	67,757
414		Pernod-Ricard S.A.	35,128
61		PPR	8,110
628	@	Renault S.A.	29,342
708		Sanofi-Aventis	52,837
364		Schneider Electric S.A.	42,526
1,353		Societe Generale	84,914
194		Sodexho Alliance S.A.	11,570
941		Suez Environnement S.A.	21,644
179		Technip S.A.	14,530
2,905		Total S.A.	168,601
583		Veolia Environnement	20,165
614		Vinci S.A.	36,146
1,283		Vivendi	34,308
			1,503,016

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Germany: 1.7%
496		Adidas AG	$26,518
659		Allianz AG	82,479
795		BASF AG	49,209
1,710		Bayer AG	115,545
916		Bayerische Motoren Werke AG	42,258
155		Beiersdorf AG	9,266
92		Celesio AG	2,940
1,919	@	Commerzbank AG	16,350
1,920		DaimlerChrysler AG	90,242
752		Deutsche Bank AG	57,726
466		Deutsche Boerse AG	34,479
365		Deutsche Lufthansa AG	6,050
418		Deutsche Post AG	7,240
3,526		Deutsche Telekom AG	47,650
2,775		E.ON AG	102,594
38		Fresenius AG	2,829
300		Fresenius AG	22,656
403		Fresenius Medical Care AG & Co. KGaA	22,706
233		HeidelbergCement AG	12,969
232		Henkel KGaA	10,740
282		Henkel KGaA - Vorzug	15,188
1,979	@	Infineon Technologies AG	13,706
421		K+S AG	25,512
386		Linde AG	46,042
100		Merck KGaA	8,108
312		Muenchener Rueckversicherungs AG	50,612
134		Porsche AG	8,155
657		RWE AG	58,284
61		Salzgitter AG	5,652
2,202		SAP AG	106,608
976		Siemens AG	97,520
218		ThyssenKrupp AG	7,475
75		Volkswagen AG	7,249
64		Volkswagen PFD	5,866
			1,218,423
		Greece: 0.1%
780	@	Alpha Bank AE	7,404
2,284	@	National Bank of Greece S.A.	46,064
			53,468
		Ireland: 0.1%
700		Accenture PLC	29,365
500		Covidien PLC	25,140
1,385		CRH PLC	34,549
			89,054
		Italy: 0.5%
182	S	Altantia S.p.A.	4,250
4,821		Assicurazioni Generali S.p.A.	115,776
494		Banche Popolari Unite Scpa	6,664
7,101		Enel S.p.A.	39,687
3,376		ENI S.p.A.	79,189
1,884		Fiat S.p.A	24,517
300		Finmeccanica S.p.A.	4,003
2,900	@	Intesa Sanpaolo S.p.A.	10,800
1,261		Saipem S.p.A.	48,780
6,151		Telecom Italia S.p.A.	8,844
12,243	@	UniCredito Italiano S.p.A.	36,099
			378,609
		Japan: 2.2%
1,200		Aeon Co. Ltd.	13,637
1,000		Ajinomoto Co., Inc.	9,915
2,000		Asahi Glass Co. Ltd.	22,558
500		Astellas Pharma, Inc.	18,112
3,000		Bank of Yokohama Ltd.	14,721
600		Bridgestone Corp.	10,268
1,000		Canon, Inc.	46,255
1		Central Japan Railway Co.	7,623
700		Chubu Electric Power Co., Inc.	17,508
2,000		Dai Nippon Printing Co. Ltd.	27,052
700		Daiichi Sankyo Co. Ltd.	13,124
300		Daikin Industries Ltd.	12,294
1,000		Daiwa Securities Group, Inc.	5,271

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
700		Denso Corp.	$20,891
400		East Japan Railway Co.	27,831
200		Fanuc Ltd.	21,257
600		Fuji Photo Film Co. Ltd.	20,667
2,000		Fujitsu Ltd.	13,130
3,000		Hitachi Ltd.	11,162
1,600		Honda Motor Co. Ltd.	56,398
500		Hoya Corp.	13,767
1		Inpex Holdings, Inc.	7,344
2,000		Itochu Corp.	17,554
8		Japan Tobacco, Inc.	29,783
600		JFE Holdings, Inc.	24,208
700		Kansai Electric Power Co., Inc.	16,046
3		KDDI Corp.	15,530
110		Keyence Corp.	26,338
7,000		Kintetsu Corp.	21,800
1,000		Kirin Brewery Co. Ltd.	14,764
4,000		Kobe Steel Ltd.	8,613
1,000		Komatsu Ltd.	21,009
2,000		Kubota Corp.	18,261
100		Kyocera Corp.	9,761
400		Kyushu Electric Power Co., Inc.	8,713
2,000		Marubeni Corp.	12,448
2,000		Matsushita Electric Industrial Co. Ltd.	30,662
2,500		Mitsubishi Chemical Holdings Corp.	12,803
1,600		Mitsubishi Corp.	42,016
2,000		Mitsubishi Electric Corp.	18,415
1,000		Mitsubishi Estate Co. Ltd.	16,389
3,000		Mitsubishi Heavy Industries Ltd.	12,445
8,000	@	Mitsubishi Motors Corp.	10,891
2,000		Mitsui & Co. Ltd.	33,675
1,000		Mitsui Fudosan Co. Ltd.	17,021
1,000		Mitsui OSK Lines Ltd.	7,191
8,000		Mizuho Financial Group, Inc.	15,816
200		Murata Manufacturing Co. Ltd.	11,381
3,000		NEC Corp.	9,036
200		Nidec Corp.	21,444
100		Nintendo Co. Ltd.	33,536
5,000		Nippon Steel Corp.	19,661
400		Nippon Telegraph & Telephone Corp.	16,831
2,500	@	Nissan Motor Co. Ltd.	21,469
1,600		Nomura Holdings, Inc.	11,740
13		NTT DoCoMo, Inc.	19,786
70		ORIX Corp.	6,215
3,000		Osaka Gas Co. Ltd.	10,756
700		Resona Holdings, Inc.	8,872
1,000		Ricoh Co. Ltd.	15,662
200		Secom Co. Ltd.	8,757
800		Seven & I Holdings Co. Ltd.	19,353
1,000		Sharp Corp.	12,523
400		Shin-Etsu Chemical Co. Ltd.	23,279
2,000		Shizuoka Bank Ltd.	17,463
100		SMC Corp.	13,600
800		Softbank Corp.	19,741
2,000	I, X	Sompo Japan Insurance, Inc.	13,606
1,000		Sony Corp.	38,316
3,000		Sumitomo Chemical Co. Ltd.	14,689
1,000		Sumitomo Corp.	11,516
800		Sumitomo Electric Industries Ltd.	9,828
4,000		Sumitomo Metal Industries Ltd.	12,127
500		Sumitomo Mitsui Financial Group, Inc.	16,565
1,000		Sumitomo Trust & Banking Co. Ltd.	5,878
500		Suzuki Motor Corp.	11,040
250		T&D Holdings, Inc.	5,932
700		Takeda Pharmaceutical Co. Ltd.	30,824
200		Terumo Corp.	10,663
600		Tohoku Electric Power Co., Inc.	12,693
600		Tokio Marine Holdings, Inc.	16,915
700		Tokyo Electric Power Co., Inc.	18,670
300		Tokyo Electron Ltd.	19,937
2,000		Tokyo Gas Co. Ltd.	8,822
3,000		Tokyu Corp.	12,559
2,000		Toray Industries, Inc.	11,699
4,000		Toshiba Corp.	20,703
2,500		Toyota Motor Corp.	100,523
			1,597,547

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Kazakhstan: 0.0%
410		Eurasian Natural Resources Corp.	$7,408
			7,408
		Luxembourg: 0.2%
753		ArcelorMittal	33,016
1,436	S	SES S.A.	36,244
2,308		Tenaris S.A.	49,765
			119,025
		Netherlands: 0.9%
4,470	@	Aegon NV	30,514
164		Akzo Nobel NV	9,341
717		ASML Holding NV	25,421
692		Heineken NV	35,540
3,008		Koninklijke Ahold NV	40,112
100		Koninklijke DSM NV	4,455
1,137		Koninklijke Philips Electronics NV	36,482
184	@	Randstad Holdings NV	8,738
474		Reed Elsevier NV	5,752
4,685		Royal Dutch Shell PLC - Class A	135,831
3,548		Royal Dutch Shell PLC - Class B	97,811
3,860		Royal KPN NV	61,255
1,042		TNT NV	29,840
3,723		Unilever NV	112,632
291		Wolters Kluwer NV	6,305
			640,029
		Norway: 0.2%
579	@	DnB NOR ASA	6,622
1,800	@	Norsk Hydro ASA	13,742
800		Orkla ASA	7,078
1,402		Statoil ASA	32,624
4,039	@	Telenor ASA	54,815
400		Yara International ASA	17,390
			132,271
		Portugal: 0.0%
1,794	S	Energias de Portugal S.A.	7,128
1,070	S	Portugal Telecom SGPS S.A.	11,942
			19,070
		Spain: 0.9%
1,059		Abertis Infraestructuras S.A.	20,396
249		Acerinox S.A.	4,903
585		ACS Actividades de Construccion y Servicios S.A.	26,992
2,743		Banco Bilbao Vizcaya Argentaria S.A.	37,511
1,148		Banco De Sabadell S.A.	6,341
903		Banco Popular Espanol S.A.	6,641
6,204		Banco Santander Central Hispano S.A.	82,290
1,080		Cintra Concesiones DE Infrae	10,494
298		Gas Natural SDG S.A.	5,496
4,917		Iberdrola S.A.	41,636
440		Inditex S.A.	29,020
271		Indra Sistemas S.A.	5,555
322		Red Electrica de Espana	17,278
1,023		Repsol YPF S.A.	24,233
13,362		Telefonica S.A.	316,608
			635,394
		Sweden: 0.7%
2,700		Atlas Copco AB - Class A	41,846
700		Atlas Copco AB - Class B	9,805
500		Electrolux AB	11,453
200		Getinge AB	4,796
1,068		Hennes & Mauritz AB	69,449
2,099		Investor AB	40,244
250		Millicom International Cellular S.A.	22,368
6,417		Nordea Bank AB	63,253
4,500		Sandvik AB	56,216
798	@	Skandinaviska Enskilda Banken AB	5,083
800		SKF AB - B Shares	14,212
363		SSAB Svenskt Staal AB - Class A	6,527
400		Svenska Cellulosa AB - B Shares	5,640
193		Svenska Handelsbanken AB	5,663
483		Swedish Match AB	11,542
8,044		Telefonaktiebolaget LM Ericsson	84,350
1,647		TeliaSonera AB	11,694
4,715		Volvo AB - B Shares	47,448
			511,589

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland: 2.6%
7,255	@	ABB Ltd.	$158,599
400		ACE Ltd.	20,920
137	@	Actelion Ltd. - Reg	6,228
242		Adecco S.A.	13,739
1,112		Compagnie Financiere Richemont S.A.	43,118
2,325		Credit Suisse Group	119,673
20		Givaudan	17,539
505	@	Holcim Ltd.	37,635
693		Julius Baer Group Ltd.	25,083
516		Julius Baer Holding AG - Reg	6,328
186		Kuehne & Nagel International AG	18,793
7,473		Nestle S.A.	382,932
130		Nobel Biocare Holding AG	3,473
4,544		Novartis AG	245,803
1,519		Roche Holding AG - Genusschein	246,702
17		SGS S.A.	23,464
171		Sonova Holding AG - Reg	21,225
1,320		STMicroelectronics NV	13,099
9		Straumann Holding AG	2,238
104		Swatch Group AG - BR	33,165
544		Swiss Reinsurance	26,692
208		Syngenta AG	57,757
169		Synthes, Inc.	21,114
7,240	@	UBS AG - Reg	117,780
4,627	@	Xstrata PLC	87,572
271		Zurich Financial Services AG	69,510
			1,820,181
		United Kingdom: 4.9%
1,154		Amec PLC	13,992
2,869	@	Anglo American PLC	124,885
574		Antofagasta PLC	9,064
1,128		AstraZeneca PLC	50,293
704	@	Autonomy Corp. PLC	19,457
3,077		Aviva PLC	17,975
9,165		BAE Systems PLC	51,671
5,889		Barclays PLC	32,067
11,551		BG Group PLC	200,038
4,984		BHP Billiton PLC	170,343
25,373		BP PLC	240,159
4,142		British American Tobacco PLC	142,797
5,818		British Sky Broadcasting PLC	53,154
6,686		BT Group PLC	12,550
664		Burberry Group PLC	7,196
6,827	@	Cairn Energy PLC	43,229
2,063		Capita Group PLC	23,690
22,126		Centrica PLC	98,795
4,770		Compass Group PLC	38,080
6,171		Diageo PLC	103,752
2,400		Experian Group Ltd.	23,600
1,060		Firstgroup PLC	5,773
10,385		GlaxoSmithKline PLC	199,337
3,872		Group 4 Securicor PLC	15,369
13,379		HSBC Holdings PLC	135,581
2,160		Imperial Tobacco Group PLC	65,905
1,064		International Power PLC	5,166
1,965		J Sainsbury PLC	9,776
889		Johnson Matthey PLC	23,600
300		Kazakhmys PLC	6,935
5,474		Kingfisher PLC	17,823
83,166		Lloyds TSB Group PLC	78,971
228	@	Lonmin PLC	7,058
2,470		Man Group PLC	9,042
1,046		Marks & Spencer Group PLC	5,879
6,410		National Grid PLC	62,397
355		Next PLC	11,662
962		Pearson PLC	15,081
3,915		Prudential PLC	32,387
238		Randgold Resources Ltd.	18,263
1,367		Reckitt Benckiser PLC	75,108
4,656		Reed Elsevier PLC	37,085
1,239		Rexam PLC	5,508

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
3,134		Rio Tinto PLC	$185,278
7,099	@	Rolls-Royce Group PLC	64,273
7,333		Royal & Sun Alliance Insurance Group	14,196
16,983	@	Royal Bank of Scotland Group PLC	11,250
1,571		SABMiller PLC	46,079
2,054		Sage Group PLC	7,457
3,013		Scottish & Southern Energy PLC	50,380
900		Shire PLC	19,835
1,989		Smith & Nephew PLC	19,862
937		Smiths Group PLC	16,164
6,936		Standard Chartered PLC	189,056
4,288		Standard Life PLC	13,023
18,307		Tesco PLC	121,038
3,400		Tullow Oil PLC	64,520
3,237		Unilever PLC	94,762
641		United Utilities Group PLC	5,441
385		Vedanta Resources PLC	16,210
64,578		Vodafone Group PLC	149,363
5,555		WM Morrison Supermarkets PLC	24,729
462	@	Wolseley PLC	11,163
2,248		WPP PLC	23,262
			3,467,834
		United States: 19.9%
900		3M Co.	75,213
5,600		Abbott Laboratories	295,008
2,000	@	Adobe Systems, Inc.	70,740
500		Aetna, Inc.	17,555
100		Aflac, Inc.	5,429
200		Air Products & Chemicals, Inc.	14,790
500		Alcoa, Inc.	7,120
1,900		Allergan, Inc.	124,108
500		Allstate Corp.	16,155
3,600		Altria Group, Inc.	73,872
400	@	Amazon.com, Inc.	54,292
1,000		American Electric Power Co., Inc.	34,180
3,300		American Express Co.	136,158
1,900	@	Amgen, Inc.	113,544
500		Anadarko Petroleum Corp.	36,415
300		Analog Devices, Inc.	8,646
196	@	AOL, Inc.	4,955
300		Apache Corp.	30,450
1,100	@	Apple, Inc.	258,423
1,100		Applied Materials, Inc.	14,828
600		Archer-Daniels-Midland Co.	17,340
3,800		Automatic Data Processing, Inc.	168,986
700		Avon Products, Inc.	23,709
9,661		Bank of America Corp.	172,449
1,800		Bank of New York Mellon Corp.	55,584
1,500		Baxter International, Inc.	87,300
900		BB&T Corp.	29,151
400		Becton Dickinson & Co.	31,492
696		Berkshire Hathaway, Inc. - Class B	56,564
1,500		Boeing Co.	108,915
1,200	@	Boston Scientific Corp.	8,664
9,800		Bristol-Myers Squibb Co.	261,660
400		Broadcom Corp.	13,272
4,000		Campbell Soup Co.	141,400
400		Cardinal Health, Inc.	14,412
200	@	CareFusion Corp.	5,286
1,000		Carnival Corp.	38,880
400		Caterpillar, Inc.	25,140
600	@	Celgene Corp.	37,176
8,500		CenterPoint Energy, Inc.	122,060
1,900		CenturyTel, Inc.	67,374
8,300		Charles Schwab Corp.	155,127
800		Chesapeake Energy Corp.	18,912
4,300		Chevron Corp.	326,069
4,000		Chubb Corp.	207,400
7,500	@	Cisco Systems, Inc.	195,225
10,200	@	Citigroup, Inc.	41,310
100		CME Group, Inc.	31,611
500		Coach, Inc.	19,760
3,400		Coca-Cola Co.	187,000
900		Colgate-Palmolive Co.	76,734

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
2,400		Comcast Corp. – Class A	$45,168
800		Comcast Corp. – Special Class A	14,376
4,100		ConocoPhillips	209,797
1,600		Corning, Inc.	32,336
100		Costco Wholesale Corp.	5,971
1,900	@	Crown Castle International Corp.	72,637
500		CSX Corp.	25,450
1,300		CVS Caremark Corp.	47,528
200		Danaher Corp.	15,982
400		Deere & Co.	23,784
1,500	@	Dell, Inc.	22,515
400		Devon Energy Corp.	25,772
1,200	@	DirecTV	40,572
1,000		Dominion Resources, Inc.	41,110
700		Dow Chemical Co.	20,699
2,500		Duke Energy Corp.	40,800
1,600	@	eBay, Inc.	43,120
100		Ecolab, Inc.	4,395
4,500		EI Du Pont de Nemours & Co.	167,580
900		Eli Lilly & Co.	32,598
2,600	@	EMC Corp.	46,904
2,800		Emerson Electric Co.	140,952
300		Entergy Corp.	24,405
200		EOG Resources, Inc.	18,588
1,300		Exelon Corp.	56,953
500	@	Express Scripts, Inc.	50,880
4,500		ExxonMobil Corp.	301,410
200		FedEx Corp.	18,680
600		FPL Group, Inc.	28,998
300		Freeport-McMoRan Copper & Gold, Inc.	25,062
200		General Dynamics Corp.	15,440
14,000		General Electric Co.	254,800
3,100		Genuine Parts Co.	130,944
100	@	Genzyme Corp.	5,183
1,100	@	Gilead Sciences, Inc.	50,028
600		Goldman Sachs Group, Inc.	102,378
100	@	Google, Inc. - Class A	56,701
1,000		Halliburton Co.	30,130
400		Hartford Financial Services Group, Inc.	11,368
300		Hasbro, Inc.	11,484
300		Hess Corp.	18,765
3,000		Hewlett-Packard Co.	159,450
2,400		Home Depot, Inc.	77,640
700		Honeywell International, Inc.	31,689
1,200		Hudson City Bancorp., Inc.	16,992
1,300		Illinois Tool Works, Inc.	61,568
2,500		Integrys Energy Group, Inc.	118,450
10,400		Intel Corp.	231,504
2,400		International Business Machines Corp.	307,800
200		International Paper Co.	4,922
5,300		Johnson & Johnson	345,560
2,000		Johnson Controls, Inc.	65,980
7,700		JPMorgan Chase & Co.	344,575
600		Kimberly-Clark Corp.	37,728
200		KLA-Tencor Corp.	6,184
3,100		Kraft Foods, Inc.	93,744
800		Kroger Co.	17,328
200	@	Lam Research Corp.	7,464
60	@	Liberty Media Corp. - Starz	3,281
200		Linear Technology Corp.	5,656
900		Lockheed Martin Corp.	74,898
2,200		Lowe’s Cos., Inc.	53,328
5,100		Marathon Oil Corp.	161,364
200		Marsh & McLennan Cos., Inc.	4,884
700		Mattel, Inc.	15,918
300		Maxim Integrated Products	5,817
3,200		McDonald’s Corp.	213,504
100	@	Medco Health Solutions, Inc.	6,456
2,400		Medtronic, Inc.	108,072
2,784		Merck & Co., Inc.	103,982
900		Metlife, Inc.	39,006
200		Microchip Technology, Inc.	5,632
900	@	Micron Technology, Inc.	9,351
14,900		Microsoft Corp.	436,125

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
400		Monsanto Co.	$28,568
100		Mosaic Co.	6,077
200		Murphy Oil Corp.	11,238
1,200		National Oilwell Varco, Inc.	48,696
300		Newmont Mining Corp.	15,279
2,900		News Corp. - Class A	41,789
1,900	@	NII Holdings, Inc.	79,154
500		Nike, Inc.	36,750
400		Noble Corp.	16,728
100		Noble Energy, Inc.	7,300
200		Norfolk Southern Corp.	11,178
1,000		Northern Trust Corp.	55,260
2,400		Northrop Grumman Corp.	157,368
200		Nucor Corp.	9,076
600	@	Nvidia Corp.	10,428
1,100		Occidental Petroleum Corp.	92,994
6,300		Oracle Corp.	161,847
600		Pacific Gas & Electric Co.	25,452
2,000		PepsiCo, Inc.	132,320
14,882		Pfizer, Inc.	255,226
2,700		Philip Morris International, Inc.	140,832
900		PNC Financial Services Group, Inc.	53,730
200		Praxair, Inc.	16,600
3,100		Procter & Gamble Co.	196,137
400		Prudential Financial, Inc.	24,200
1,000		Public Service Enterprise Group, Inc.	29,520
2,800		Qualcomm, Inc.	117,572
12,900		Qwest Communications International, Inc.	67,338
2,500		Raytheon Co.	142,800
2,500		Schlumberger Ltd.	158,650
1,600		Southern Co.	53,056
400	@	Southwestern Energy Co.	16,288
800		Spectra Energy Corp.	18,024
22,100	@	Sprint Nextel Corp.	83,980
1,900		Staples, Inc.	44,441
700		State Street Corp.	31,598
1,500		Stryker Corp.	85,830
900	@	Symantec Corp.	15,228
1,000		Sysco Corp.	29,500
800		Target Corp.	42,080
1,000		Texas Instruments, Inc.	24,470
600	@	Thermo Fisher Scientific, Inc.	30,864
368		Time Warner Cable, Inc.	19,618
1,566		Time Warner, Inc.	48,969
800	@	Transocean Ltd.	69,104
900		Travelers Cos., Inc.	48,546
500		Union Pacific Corp.	36,650
1,000		United Parcel Service, Inc. - Class B	64,410
2,800		United Technologies Corp.	206,108
2,900		UnitedHealth Group, Inc.	94,743
2,600		US Bancorp.	67,288
4,700		Verizon Communications, Inc.	145,794
700	@	Viacom - Class B	24,066
700		Visa, Inc.	63,721
700		Walgreen Co.	25,963
4,200		Wal-Mart Stores, Inc.	233,520
2,400		Walt Disney Co.	83,784
4,800		Waste Management, Inc.	165,264
900	@	Weatherford International Ltd.	14,274
900	@	WellPoint, Inc.	57,942
5,000		Wells Fargo & Co.	155,600
700		Western Union Co.	11,872
100		Weyerhaeuser Co.	4,527
800		Williams Cos., Inc.	18,480
400		Xilinx, Inc.	10,200
700		XTO Energy, Inc.	33,026
1,600	@	Yahoo!, Inc.	26,448
3,800		Yum! Brands, Inc.	145,654
			14,146,975
		Total Common Stock
		(Cost $24,760,253)	26,830,879

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		France: 0.1%
307		Unibail	$62,152
			62,152
		Japan: 0.0%
1		Nippon Building Fund, Inc.	8,617
			8,617
		United Kingdom: 0.1%
4,446		Land Securities Group PLC	45,716
			45,716
		United States: 0.5%
200		Boston Properties, Inc.	15,088
500		Equity Residential	19,575
2,800		Health Care Real Estate Investment Trust, Inc.	126,644
3,200		Plum Creek Timber Co., Inc.	124,512
300		ProLogis	3,960
200		Public Storage, Inc.	18,398
238		Simon Property Group, Inc.	19,968
203		Vornado Realty Trust	15,367
			343,512
		Total Real Estate Investment Trusts
		(Cost $410,395)	459,997
EXCHANGE-TRADED FUNDS: 4.0%
		United States: 4.0%
72,200	S	SPDR Barclays Capital High Yield Bond ETF	2,872,838
		Total Exchange-Traded Funds
		(Cost $2,768,643)	2,872,838
MUTUAL FUNDS: 4.6%
		United States: 4.6%
263,762		Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio	2,513,648
37,543		Morgan Stanley Institutional Fund, Inc. - Capital Growth Portfolio	775,271
		Total Mutual Funds
		(Cost $3,046,110)	3,288,919
RIGHTS: 0.0%
		Germany: 0.0%
139		Volkswagen AG	86
		Total Rights
		(Cost $-)	86
WARRANTS: 0.0%
		Italy: 0.0%
832		Unione di Banche Italiane SCPA	41
		Total Warrants
		(Cost $-)	41

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.1%
		Federal Home Loan Mortgage Corporation##: 1.9%
$1,240,000	S	5.500%, due 08/20/12		$1,359,040
				1,359,040
		Federal National Mortgage Association##: 2.2%
1,415,000	S	4.875%, due 05/18/12		1,522,427
				1,522,427
		Total U.S. Government Agency Obligations
		(Cost $2,782,372)		2,881,467
U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Notes: 3.1%
2,125,000	S	4.000%, due 08/15/18		2,189,581
		Total U.S. Treasury Obligations
		(Cost $2,152,345)		2,189,581
		Total Investments in Securities
		(Cost $35,920,118)*	54.2%	$38,523,808
		Other Assets and Liabilities - Net	45.8	32,615,539
		Net Assets	100.0%	$71,139,347

	@	Non-income producing security
	ADR	American Depositary Receipt
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $36,233,173.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,964,404
		Gross Unrealized Depreciation		(673,769)
		Net Unrealized Appreciation		$2,290,635

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.2%
Agriculture	0.7
Airlines	0.0
Apartments	0.0
Apparel	0.2
Auto Manufacturers	0.6
Auto Parts & Equipment	0.2
Banks	3.7
Beverages	0.9
Biotechnology	0.3
Building Materials	0.2
Chemicals	1.0
Commercial Services	0.6
Computers	1.2
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.4
Diversified	0.2
Diversified Financial Services	0.5
Electric	1.4
Electrical Components & Equipment	0.4
Electronics	0.3
Engineering & Construction	0.3
Environmental Control	0.2
Federal Home Loan Mortgage Corporation##	1.9
Federal National Mortgage Association##	2.2
Food	1.7
Food Service	0.1
Forest Products & Paper	0.0
Forestry	0.2
Gas	0.3
Hand/Machine Tools	0.1
Health Care	0.2
Healthcare - Products	1.2
Healthcare - Services	0.3
Holding Companies - Diversified	0.1
Home Furnishings	0.1
Household Products/Wares	0.2
Insurance	1.5
Internet	0.3
Investment Companies	0.1
Iron/Steel	0.2
Leisure Time	0.1
Lodging	0.0
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	0.7
Metal Fabricate/Hardware	0.1
Mining	1.0
Miscellaneous Manufacturing	0.8
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	3.5
Oil & Gas Services	0.5
Open-End Funds	4.6
Packaging & Containers	0.0
Pharmaceuticals	3.0
Pipelines	0.0
Real Estate	0.0
Regional Malls	0.0
Retail	1.6
Savings & Loans	0.0
Semiconductors	0.6
Software	1.1
Storage	0.0
Telecommunications	2.6
Textiles	0.0
Toys/Games/Hobbies	0.1
Transportation	0.5
U.S. Treasury Notes	3.1
Warehouse/Industrial	0.0
Water	0.1
Other Long-Term Investments	4.0
Other Assets and Liabilities - Net	45.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock
Austria	$—	$11,169	$—	$11,169
Belgium	—	82,707	—	82,707
Bermuda	27,528	23,402	—	50,930
Denmark	—	214,238	—	214,238
Finland	—	131,942	—	131,942
France	—	1,503,016	—	1,503,016
Germany	—	1,218,423	—	1,218,423
Greece	—	53,468	—	53,468
Ireland	54,505	34,549	—	89,054
Italy	—	378,609	—	378,609
Japan	10,268	1,587,279	—	1,597,547
Kazakhstan	—	7,408	—	7,408
Luxembourg	—	119,025	—	119,025
Netherlands	—	640,029	—	640,029
Norway	—	132,271	—	132,271
Portugal	—	19,070	—	19,070
Spain	—	635,394	—	635,394
Sweden	—	511,589	—	511,589
Switzerland	20,920	1,799,261	—	1,820,181
United Kingdom	—	3,467,834	—	3,467,834
United States	14,146,975	—	—	14,146,975
Total Common Stock	14,260,196	12,570,683	—	26,830,879
Real Estate Investment Trusts	343,512	116,485	—	459,997
Exchange-Traded Funds	2,872,838	—	—	2,872,838
Mutual Funds	3,288,919	—	—	3,288,919
Rights	—	86	—	86
Warrants	—	41	—	41
U.S. Government Agency Obligations	—	2,881,467	—	2,881,467
U.S. Treasury Obligations	—	2,189,581	—	2,189,581
Total Investments, at value	$20,765,465	$17,758,343	$—	$38,523,808
Other Financial Instruments+:
Forward foreign currency contracts	—	46,082	—	46,082
Futures	363,844	—	—	363,844
Total Assets	$21,129,309	$17,804,425	$—	$38,933,734

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(162,974)	$—	$(162,974)
Futures	(30,713)	—	—	(30,713)
Total Liabilities	$(30,713)	$(162,974)	$—	$(193,687)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Tactical Asset Allocation Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 1,301,906	BUY	4/15/10	$1,186,166	$1,192,754	$6,588
Australian Dollar
AUD 288,801	BUY	4/15/10	263,156	264,588	1,432
Australian Dollar
AUD 208,975	BUY	4/15/10	190,704	191,455	751
Canadian Dollar
CAD 1,761,594	BUY	4/15/10	1,733,835	1,734,441	606
Canadian Dollar
CAD 352,246	BUY	4/15/10	347,037	346,816	(221)
Canadian Dollar
CAD 910,651	BUY	4/15/10	892,970	896,615	3,645
Swiss Franc
CHF 281,329	BUY	4/15/10	266,637	266,846	209
EU Euro
EUR 705,031	BUY	4/15/10	969,869	952,269	(17,600)
EU Euro
EUR 507,912	BUY	4/15/10	698,908	686,025	(12,883)
British Pound
GBP 87,686	BUY	4/15/10	131,240	133,052	1,812
British Pound
GBP 105,130	BUY	4/15/10	157,357	159,521	2,164
Hong Kong Sar Dollar
HKD 1,546,218	BUY	4/15/10	199,270	199,169	(101)
Indian Rupee
INR 30,608	BUY	4/15/10	672	681	9
Japanese Yen
JPY 227,005,427	BUY	4/15/10	2,508,347	2,428,327	(80,020)
Japanese Yen
JPY 92,978,793	BUY	4/15/10	1,034,063	994,615	(39,448)
South Korean Won
KRW 1,483,498,129	BUY	4/15/10	1,303,658	1,310,366	6,708
Mexican Peso
MXN 27,261	BUY	4/15/10	2,171	2,202	31
Norwegian Krone
NOK 68,607	BUY	4/15/10	11,740	11,536	(204)
Polish Zloty
PLN 1,997	BUY	4/15/10	708	698	(10)
Russian Ruble
RUB 35,978	BUY	4/15/10	1,219	1,220	1
Swedish Krona
SEK 295,996	BUY	4/15/10	41,747	40,995	(752)
Singapore Dollar
SGD 88,347	BUY	4/15/10	63,272	63,148	(124)
					$(127,407)

Australian Dollar
AUD 660,868	SELL	4/15/10	$604,813	$605,461	$(648)
Brazilian Real
BRL 120,568	SELL	4/15/10	67,952	67,588	364
Swiss Franc
CHF 414,464	SELL	4/15/10	392,932	393,127	(195)
Danish Krone
DKK 5,978	SELL	4/6/10	1,078	1,084	(6)
Japanese Yen
JPY 59,551,894	SELL	4/15/10	658,541	637,040	21,501
South Korean Won
KRW 1,483,498,129	SELL	4/15/10	1,299,604	1,310,366	(10,762)
Norwegian Krone
NOK 82,233	SELL	4/15/10	14,088	13,827	261
					$10,515

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Van Kampen Global Tactical Asset Allocation Portfolio Open Futures Contracts on March 31, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	16	06/17/10	$1,790,886	$8,144
CAC40® 10 Euro	11	04/16/10	590,055	1,710
DAX Index	2	06/18/10	414,753	9,744
Dow Jones Euro STOXX 50®	33	06/18/10	1,270,739	15,288
FTSE 100 Index	8	06/18/10	681,113	1,378
Hang Seng Index	3	04/29/10	410,149	6,062
IBEX 35® Index	1	04/16/10	146,432	(1,413)
MSCI Singapore Index (SGX)	7	04/29/10	340,255	(2,388)
S&P 500 E-Mini	89	06/18/10	5,185,140	66,829
S&P Mid 400 E-Mini	42	06/18/10	3,310,020	44,278
S&P/TSX 60 Index	16	06/17/10	2,214,621	3,759
Tokyo Price Index (TOPIX)	29	06/10/10	3,032,143	192,659
U.S. Treasury 2-Year Note	13	06/30/10	2,820,391	2,973
U.S. Treasury 10-Year Note	48	06/21/10	5,580,000	(20,593)
U.S. Treasury Long Bond	9	06/21/10	1,045,125	11,020
			$28,831,822	$339,450
Short Contracts
Russell 2000® Mini Index	12	06/18/10	$812,520	$(6,319)
			$812,520	$(6,319)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Equity contracts	$339,731
Foreign exchange contracts	(116,892)
Interest rate contracts	(6,600)
Total	$216,239

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Aerospace/Defense: 0.5%
47,000		General Dynamics Corp.	$3,628,400
			3,628,400
		Auto Manufacturers: 0.6%
299,000	@	Ford Motor Co.	3,758,430
			3,758,430
		Banks: 14.6%
946,400		Bank of America Corp.	16,893,240
196,000		BB&T Corp.	6,348,440
1,406,400	@	Citigroup, Inc.	5,695,920
356,500		Fifth Third Bancorp.	4,844,835
4,741	@, L	First Horizon National Corp.	66,611
756,545		JPMorgan Chase & Co.	33,855,389
224,474		PNC Financial Services Group, Inc.	13,401,098
99,300		State Street Corp.	4,482,402
139,300		US Bancorp.	3,605,084
254,500		Wells Fargo & Co.	7,920,040
			97,113,059
		Beverages: 0.7%
91,130		Coca-Cola Co.	5,012,150
			5,012,150
		Biotechnology: 0.4%
55,900	@	Genzyme Corp.	2,897,297
			2,897,297
		Chemicals: 3.0%
130,640	L	Bayer AG ADR	8,837,796
256,800		Dow Chemical Co.	7,593,576
51,200		PPG Industries, Inc.	3,348,480
			19,779,852
		Commercial Services: 1.3%
75,453		Manpower, Inc.	4,309,875
116,900		Robert Half International, Inc.	3,557,267
57,542		Western Union Co.	975,912
			8,843,054
		Computers: 2.8%
372,685	@	Dell, Inc.	5,594,002
250,003		Hewlett-Packard Co.	13,287,659
			18,881,661
		Cosmetics/Personal Care: 0.5%
51,270		Estee Lauder Cos., Inc.	3,325,885
			3,325,885
		Diversified Financial Services: 1.4%
498,256		Charles Schwab Corp.	9,312,405
			9,312,405
		Electric: 4.0%
390,032		American Electric Power Co., Inc.	13,331,294
83,800		Edison International	2,863,446
64,903		Entergy Corp.	5,279,859
139,320		FirstEnergy Corp.	5,446,019
			26,920,618
		Electronics: 0.2%
39,700	@	Agilent Technologies, Inc.	1,365,283
			1,365,283
		Food: 3.9%
463,500		Kraft Foods, Inc.	14,016,240
237,600		Sysco Corp.	7,009,200
154,960		Unilever NV ADR	4,673,594
			25,699,034
		Healthcare - Products: 1.4%
189,327		Covidien PLC	9,519,362
			9,519,362
		Healthcare - Services: 1.4%
278,800		UnitedHealth Group, Inc.	9,108,396
			9,108,396
		Home Furnishings: 1.3%
222,000	L	Sony Corp. ADR	8,507,040
			8,507,040
		Household Products/Wares: 0.6%
107,600		Avery Dennison Corp.	3,917,716
			3,917,716

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Insurance: 5.1%
141,055		Chubb Corp.	$7,313,702
841,114		Marsh & McLennan Cos., Inc.	20,540,004
4,200		Primerica, Inc.	63,000
68,000		Principal Financial Group, Inc.	1,986,280
71,495		Travelers Cos., Inc.	3,856,440
			33,759,426
		Internet: 3.1%
578,500	@	eBay, Inc.	15,590,575
11,443	@	Symantec Corp.	193,616
300,400	@	Yahoo!, Inc.	4,965,612
			20,749,803
		Leisure Time: 0.6%
132,923	L	Harley-Davidson, Inc.	3,731,149
			3,731,149
		Media: 7.2%
537,541		Comcast Corp. – Class A	10,116,522
142,076		Time Warner Cable, Inc.	7,574,072
382,553		Time Warner, Inc.	11,962,432
541,869	@	Viacom - Class B	18,629,456
			48,282,482
		Mining: 1.2%
60,100		Freeport-McMoRan Copper & Gold, Inc.	5,020,754
56,150		Newmont Mining Corp.	2,859,720
			7,880,474
		Miscellaneous Manufacturing: 7.7%
181,100		Dover Corp.	8,466,425
1,207,700		General Electric Co.	21,980,137
134,001		Ingersoll-Rand PLC	4,672,615
69,840		Siemens AG ADR	6,981,905
249,537		Tyco International Ltd.	9,544,790
			51,645,872
		Oil & Gas: 11.4%
217,100		Anadarko Petroleum Corp.	15,811,393
117,100		BP PLC ADR	6,682,897
103,450		ConocoPhillips	5,293,537
94,390		Devon Energy Corp.	6,081,548
127,410		ExxonMobil Corp.	8,533,922
99,100		Hess Corp.	6,198,705
182,960		Occidental Petroleum Corp.	15,467,438
208,410		Royal Dutch Shell PLC ADR - Class A	12,058,603
			76,128,043
		Oil & Gas Services: 1.7%
128,350		Schlumberger Ltd.	8,145,091
75,600		Smith International, Inc.	3,237,192
			11,382,283
		Pharmaceuticals: 7.3%
96,100		Abbott Laboratories	5,062,548
448,830		Bristol-Myers Squibb Co.	11,983,761
122,100		Cardinal Health, Inc.	4,399,263
276,855		Merck & Co., Inc.	10,340,534
575,500		Pfizer, Inc.	9,869,825
177,960		Roche Holding AG ADR	7,210,939
			48,866,870
		Retail: 5.6%
225,000		Gap, Inc.	5,199,750
380,640		Home Depot, Inc.	12,313,704
174,600		Walgreen Co.	6,475,914
241,000		Wal-Mart Stores, Inc.	13,399,600
			37,388,968
		Semiconductors: 1.8%
353,936		Intel Corp.	7,878,615
105,394	@	Lam Research Corp.	3,933,304
			11,811,919
		Telecommunications: 4.3%
126,600	@	Amdocs Ltd.	3,811,926
386,360	@	Cisco Systems, Inc.	10,056,951
204,768		Verizon Communications, Inc.	6,351,903
353,600		Vodafone Group PLC ADR	8,235,344
			28,456,124
		Textiles: 0.6%
134,000		Cintas Corp.	3,764,060
			3,764,060
		Transportation: 0.8%
58,200		FedEx Corp.	5,435,880
			5,435,880
		Total Common Stock
		(Cost $551,328,159)	646,872,995

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc): 1.3%
7,489,385		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$7,489,385
1,680,468	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,344,375
		Total Short-Term Investments
		(Cost $9,169,853)		8,833,760
		Total Investments in Securities
		(Cost $560,498,012)*	98.3%	$655,706,755
		Other Assets and Liabilities - Net	1.7	11,603,749
		Net Assets	100.0%	$667,310,504

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $563,450,919.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,364,728
		Gross Unrealized Depreciation		(16,108,892)
		Net Unrealized Appreciation		$92,255,836

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$646,872,995	$—	$—	$646,872,995
Short-Term Investments	7,489,385	—	1,344,375	8,833,760
Total Investments, at value	$654,362,380	$—	$1,344,375	$655,706,755

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$1,344,375	$—	$—	$—	$—	$—	$—	$—	$1,344,375
Total Investments, at value	$1,344,375	$—	$—	$—	$—	$—	$1,344,375	$—	$1,344,375

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Aerospace/Defense: 1.4%
55,000	@	Herley Industries, Inc.	$806,300
			806,300
		Auto Parts & Equipment: 0.9%
46,334	@	Modine Manufacturing Co.	520,794
			520,794
		Banks: 9.3%
36,900		Associated Banc-Corp.	509,220
316,000		CapitalSource, Inc.	1,766,439
3,400		Cathay General Bancorp.	39,610
25,100	L	First Busey Corp.	110,942
26,100		First Midwest Bancorp., Inc.	353,655
66,200		Glacier Bancorp., Inc.	1,008,226
10,050		Hancock Holding Co.	420,191
5,500		IBERIABANK Corp.	330,055
20,500		UMB Financial Corp.	832,300
			5,370,638
		Building Materials: 1.0%
34,000		Quanex Building Products Corp.	562,020
			562,020
		Chemicals: 3.0%
77,900		Ferro Corp.	684,741
51,700		Olin Corp.	1,014,354
			1,699,095
		Commercial Services: 8.0%
9,500	L	Administaff, Inc.	202,730
111,400	@	Asset Acceptance Capital Corp.	702,934
75,400	@	Convergys Corp.	924,404
63,300	@	CRA International, Inc.	1,450,836
223,000	@	Hooper Holmes, Inc.	194,010
17,686	@	Midas, Inc.	199,498
56,800	@	Monster Worldwide, Inc.	943,448
			4,617,860
		Computers: 1.9%
20,600	@	Imation Corp.	226,806
324,600	@	Quantum Corp.	853,698
			1,080,504
		Diversified Financial Services: 1.1%
19,871	@, L	AllianceBernstein Holding LP	609,245
			609,245
		Electric: 3.3%
24,925		Allete, Inc.	834,489
52,997	@	El Paso Electric Co.	1,091,738
			1,926,227
		Electrical Components & Equipment: 3.9%
50,200	@	GrafTech International Ltd.	686,234
86,800		Molex, Inc.	1,532,020
			2,218,254
		Electronics: 7.9%
19,400		Jabil Circuit, Inc.	314,086
70,100	@	Newport Corp.	876,250
58,800		PerkinElmer, Inc.	1,405,320
132,856		Technitrol, Inc.	701,480
18,800	@	Waters Corp.	1,269,752
			4,566,888
		Engineering & Construction: 1.0%
27,571	@	Tutor Perini Corp.	599,669
			599,669
		Entertainment: 0.3%
6,500		International Speedway Corp.	167,505
			167,505
		Environmental Control: 2.8%
29,400	@	Clean Harbors, Inc.	1,633,464
			1,633,464
		Food: 2.7%
9,100	@	American Italian Pasta Co.	353,717
97,900	@	Winn-Dixie Stores, Inc.	1,222,771
			1,576,488
		Forest Products & Paper: 1.5%
17,800	@	Clearwater Paper Corp.	876,650
			876,650
		Gas: 0.7%
6,700		Nicor, Inc.	280,864
3,300		WGL Holdings, Inc.	114,345
			395,209

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 1.2%
25,000		Kennametal, Inc.	$703,000
			703,000
		Healthcare - Products: 0.8%
18,500	@	Zoll Medical Corp.	487,660
			487,660
		Healthcare - Services: 2.0%
2,940	@	Assisted Living Concepts, Inc.	96,550
5,600	@	Humana, Inc.	261,912
23,400	@	LHC Group, Inc.	784,602
			1,143,064
		Holding Companies - Diversified: 0.5%
9,700	@	Spectrum Brands, Inc.	265,586
			265,586
		Home Furnishings: 0.3%
29,900	@	Furniture Brands International, Inc.	192,257
			192,257
		Household Products/Wares: 2.0%
4,262	@	ACCO Brands Corp.	32,647
17,891		Blyth, Inc.	559,094
17,800		WD-40 Co.	584,374
			1,176,115
		Insurance: 2.8%
52,545		Brown & Brown, Inc.	941,606
49,512	L	Stewart Information Services Corp.	683,266
			1,624,872
		Machinery - Diversified: 3.7%
24,300	@	Altra Holdings, Inc.	333,639
121,900	@	Intermec, Inc.	1,728,542
2,737	@	Kadant, Inc.	39,440
			2,101,621
		Metal Fabricate/Hardware: 0.6%
12,600		Mueller Industries, Inc.	337,554
			337,554
		Mining: 0.8%
253,700	@, L	Great Basin Gold Ltd.	438,901
			438,901
		Miscellaneous Manufacturing: 1.6%
22,100		Actuant Corp.	432,055
10,500		Illinois Tool Works, Inc.	497,280
			929,335
		Oil & Gas: 1.1%
33,900	@	Crimson Exploration, Inc.	98,988
29,100	@	Stone Energy Corp.	516,525
			615,513
		Oil & Gas Services: 3.2%
23,600	@	Cal Dive International, Inc.	172,988
24,300	@	Complete Production Services, Inc.	280,665
58,200	@	Exterran Holdings, Inc.	1,406,694
			1,860,347
		Packaging & Containers: 1.0%
28,500		Sealed Air Corp.	600,780
			600,780
		Pharmaceuticals: 0.6%
18,100	@	PharMerica Corp.	329,782
			329,782
		Real Estate: 2.6%
6,400	@	Avatar Holdings, Inc.	139,136
49,500	@	Forestar Real Estate Group, Inc.	934,560
33,900	@	Hilltop Holdings, Inc.	398,325
			1,472,021
		Retail: 5.1%
47,800	@, L	Kenneth Cole Productions, Inc.	612,318
56,614	@, L	Liz Claiborne, Inc.	420,642
138,700	@	Office Depot, Inc.	1,106,826
18,500		Regis Corp.	345,580
94,900		Wendy’s/Arby’s Group, Inc. - Class A	474,500
			2,959,866
		Savings & Loans: 4.5%
32,800		Brookline Bancorp., Inc.	348,992
62,200		New York Community Bancorp., Inc.	1,028,788
42,900		NewAlliance Bancshares, Inc.	541,398
34,100		Washington Federal, Inc.	692,912
			2,612,090
		Semiconductors: 5.2%
109,800	@	ATMI, Inc.	2,120,238
19,300		Intersil Corp.	284,868
30,400		Maxim Integrated Products	589,456
			2,994,562
		Software: 2.6%
46,200	@	Electronic Arts, Inc.	862,092
24,100		Fair Isaac Corp.	610,694
			1,472,786

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunications: 0.3%
47,300	@	Adaptec, Inc.		$154,671
				154,671
		Toys/Games/Hobbies: 0.6%
49,740	@	Leapfrog Enterprises, Inc.		325,797
				325,797
		Transportation: 1.2%
22,300		Arkansas Best Corp.		666,324
5,300		Horizon Lines, Inc.		28,832
				695,156
		Total Common Stock
		(Cost $51,131,773)		54,720,146
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Paper & Related Products: 1.0%
13,500		Rayonier, Inc.		613,305
		Total Real Estate Investment Trusts
		(Cost $565,242)		613,305
		Total Long-Term Investments
		(Cost $51,697,015)		55,333,451
SHORT-TERM INVESTMENTS: 8.0%
		Affiliated Mutual Fund: 5.5%
3,153,031		ING Institutional Prime Money Market Fund - Class I		3,153,031
		Total Mutual Fund
		(Cost $3,153,031)		3,153,031
		Securities Lending Collateral(cc): 2.5%
1,111,564		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		1,111,564
410,481	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		328,385
		Total Securities Lending Collateral
		(Cost $1,522,045)		1,439,949
		Total Short-Term Investments
		(Cost $4,675,076)		4,592,980
		Total Investments in Securities
		(Cost $56,372,091)*	104.0%	$59,926,431
		Other Assets and Liabilities - Net	(4.0)	(2,316,964)
		Net Assets	100.0%	$57,609,467

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
	*	Cost for federal income tax purposes is $56,784,249.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,180,674
		Gross Unrealized Depreciation		(4,038,492)
		Net Unrealized Appreciation		$3,142,182

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Common Stock*	$54,720,146	$—	$—	$54,720,146
Real Estate Investment Trusts	613,305	—	—	613,305
Short-Term Investments	4,264,595	—	328,385	4,592,980
Total Investments, at value	$59,598,046	$—	$328,385	$59,926,431

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Short-Term Investments	$328,385	$—	$—	$—	$—	$—	$—	$—	$328,385
Total Investments, at value	$328,385	$—	$—	$—	$—	$—	$—	$—	$328,385

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010